UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity®

Government Income

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,017.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 1,018.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Class B	1.50%
Actual		$ 1,000.00	$ 1,014.20	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class C	1.52%
Actual		$ 1,000.00	$ 1,014.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Government Income	.45%
Actual		$ 1,000.00	$ 1,020.50	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,019.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	0.7
0.01 - 0.99%	26.5	16.7
1 - 1.99%	16.2	19.2
2 - 2.99%	6.8	5.6
3 - 3.99%	9.1	5.5
4 - 4.99%	20.8	32.6
5 - 5.99%	16.7	19.7
6 - 6.99%	4.6	4.2
7% and over	0.5	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.3	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Mortgage Securities 30.7%	Mortgage Securities 45.5%
CMOs and Other Mortgage Related Securities 12.3%	CMOs and Other Mortgage Related Securities 8.1%
U.S. Treasury Obligations 49.8%	U.S. Treasury Obligations 50.1%
U.S. Government Agency Obligations†10.7%	U.S. Government Agency Obligations† 12.7%
Foreign Government & Government Agency Obligations 1.4%	Foreign Government & Government Agency Obligations 1.5%
Short-Term Investments and Net Other Assets*** (4.9)%	Short-Term Investments and Net Other Assets*** (17.9)%

* Futures and Swaps	1.7%	** Futures and Swaps	1.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,768
0.375% 3/16/15	18,141	18,047
0.75% 12/18/13	7,805	7,860
1.125% 4/27/17	54,340	54,220
4.75% 11/19/12	2,000	2,065
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,246
0.375% 1/29/14	24,375	24,365
0.875% 8/22/12	8,580	8,610
Freddie Mac:
0.625% 12/29/14	21,293	21,348
1% 7/30/14	9,905	10,034
1% 8/27/14	15,111	15,309
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,790	1,886
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,429
5.685% 5/15/12	24,035	24,310
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,630	3,948
Series 2002-20K Class 1, 5.08% 11/1/22	7,244	7,931
Series 2003-P10B, Class 1 5.136% 8/10/13	2,055	2,147
Series 2004-20H Class 1, 5.17% 8/1/24	2,104	2,327
Tennessee Valley Authority:
3.875% 2/15/21	33,790	38,359
5.25% 9/15/39	12,000	14,990
5.375% 4/1/56	8,429	10,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		356,159
U.S. Treasury Obligations - 49.8%
U.S. Treasury Bonds:
3.125% 2/15/42	70,290	70,641
3.75% 8/15/41	42,345	47,929
4.375% 2/15/38	14,154	17,712
4.375% 5/15/41	111,265	139,811
5% 5/15/37 (c)	26,846	36,607
5.25% 11/15/28	23,775	32,089
5.25% 2/15/29	20,569	27,816
6.125% 11/15/27	77,365	112,759
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29	$ 2,877	$ 4,266
9.875% 11/15/15	10,285	13,804
U.S. Treasury Notes:
0.125% 8/31/13	82,800	82,625
0.125% 12/31/13	40,165	40,041
0.25% 1/31/14	108,553	108,456
0.25% 9/15/14	71,417	71,171
0.25% 12/15/14	30,000	29,871
0.25% 1/15/15	100,018	99,573
0.25% 2/15/15	143,888	143,180
0.375% 7/31/13	11,710	11,730
0.375% 11/15/14	30,000	29,979
0.5% 8/15/14	83,265	83,525
0.5% 10/15/14	90,000	90,253
0.625% 7/15/14	86,384	86,924
0.75% 6/15/14	30,071	30,348
0.875% 11/30/16	51,366	51,502
0.875% 2/28/17	182,014	182,042
1% 4/30/12	602	603
1% 9/30/16	32,048	32,361
1% 10/31/16	47,700	48,140
1.25% 10/31/15	29,580	30,292
1.375% 11/30/15	470	483
1.375% 2/28/19	264,653	264,283
1.75% 7/31/15	28,800	29,990
1.875% 8/31/17	47,000	49,174
1.875% 9/30/17	87,400	91,374
2% 11/15/21	12,777	12,837
2% 2/15/22	41,400	41,471
2.125% 11/30/14	21,500	22,499
2.125% 5/31/15	4,176	4,395
2.125% 8/15/21	33,900	34,567
2.375% 8/31/14	20,000	20,988
2.375% 9/30/14	13,017	13,680
2.375% 10/31/14	77,497	81,529
2.375% 6/30/18	26,608	28,479
2.5% 6/30/17	10,000	10,800
2.625% 7/31/14 (d)	16,179	17,059
2.75% 11/30/16	18,530	20,190
3.125% 1/31/17	60,773	67,382
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 32,410	$ 35,973
4% 2/15/15	12,619	13,936
4.25% 8/15/15	13,117	14,780
4.5% 5/15/17	24,685	29,173
4.75% 8/15/17	12,983	15,588
TOTAL U.S. TREASURY OBLIGATIONS		2,676,680
Other Government Related - 4.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	6,060	6,079
3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,750
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (a)	37,150	37,256
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	40,500	40,941
1.875% 11/15/12 (FDIC Guaranteed) (a)	18,920	19,145
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,116
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,479
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	51,106	51,638
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,746
JPMorgan Chase & Co. 2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,255
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6463% 12/7/20 (NCUA Guaranteed) (e)	10,863	10,899
Series 2011-R4 Class 1A, 0.6753% 3/6/20 (NCUA Guaranteed) (e)	10,530	10,533
TOTAL OTHER GOVERNMENT RELATED		220,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,150,371)		3,253,676
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae: - 3.8%
1.925% 12/1/34 (e)	301	313
1.926% 2/1/33 (e)	308	322
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae: - continued
1.93% 10/1/33 (e)	$ 282	$ 293
1.952% 3/1/35 (e)	265	279
1.964% 10/1/33 (e)	143	150
2.036% 7/1/35 (e)	134	141
2.05% 3/1/35 (e)	48	50
2.223% 11/1/33 (e)	812	860
2.301% 7/1/34 (e)	170	180
2.303% 6/1/36 (e)	223	236
2.424% 10/1/33 (e)	240	253
2.448% 3/1/35 (e)	162	170
2.448% 2/1/36 (e)	683	722
2.487% 11/1/36 (e)	194	207
2.537% 7/1/35 (e)	527	560
2.609% 5/1/36 (e)	415	442
3.471% 3/1/40 (e)	8,222	8,517
3.5% 3/1/42 (b)	105,000	108,529
4% 9/1/13 to 11/1/41	5,054	5,331
4% 3/1/42 (b)	28,500	29,995
4.5% 3/1/41 to 9/1/41	33,675	36,330
5% 2/1/16 to 5/1/38	3,555	3,830
5.718% 3/1/36 (e)	2,189	2,307
5.954% 3/1/37 (e)	476	513
6.5% 2/1/17 to 5/1/27	1,479	1,654
7% 7/1/13	1	1
9% 5/1/14	100	103
9.5% 10/1/20	42	49
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	175	187
		202,525
Freddie Mac - 0.3%
1.915% 3/1/35 (e)	946	981
2.095% 5/1/37 (e)	487	504
2.549% 2/1/36 (e)	106	112
2.636% 6/1/35 (e)	767	817
2.795% 7/1/36 (e)	765	814
2.798% 7/1/35 (e)	1,830	1,936
2.943% 3/1/33 (e)	56	59
3.149% 10/1/35 (e)	323	344
4.5% 5/1/39 to 10/1/41	9,322	9,990
5.138% 4/1/35 (e)	290	304
5.5% 12/1/27 to 7/1/29	461	501
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 9/1/14	$ 0*	$ 0*
9.5% 5/1/17 to 8/1/21	86	97
9.75% 8/1/14	68	75
11% 5/1/14	19	20
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	2	2
13% 6/1/14 to 10/1/14	0*	0*
		16,556
Ginnie Mae - 2.2%
4.626% 3/1/62 (i)	8,382	9,440
4.65% 3/1/62 (i)	7,224	8,067
4.684% 1/20/62 (i)	25,534	28,786
5.492% 4/20/60 (i)	23,524	26,941
5.493% 11/20/59 (i)	27,952	31,450
5.612% 4/20/58 (i)	11,672	12,523
		117,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $329,870)		336,288
Collateralized Mortgage Obligations - 8.6%

U.S. Government Agency - 8.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
floater Series 2010-15 Class FJ, 1.174% 6/25/36 (e)	27,110	27,468
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	654	674
Series 2006-45 Class OP, 6/25/36 (h)	3,855	3,501
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,718
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,808
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,535
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,266
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,150
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	19,963	3,022
Series 2010-39 Class FG, 1.164% 3/25/36 (e)	14,130	14,359
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	10,184	883
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.224% 8/25/31 (e)	301	305
Series 2002-49 Class FB, 0.8455% 11/18/31 (e)	366	367
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-60 Class FV, 1.244% 4/25/32 (e)	$ 154	$ 157
Series 2002-75 Class FA, 1.244% 11/25/32 (e)	316	321
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34	7,794	8,655
Series 2005-64 Class PX, 5.5% 6/25/35	7,833	8,746
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,101
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,477	10,677
Series 2005-117, Class JN, 4.5% 1/25/36	645	715
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,475
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,643
Series 2009-82 Class FD, 1.094% 10/25/39 (e)	11,461	11,625
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,858	243
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	5,074	410
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	11,402	1,620
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	126	130
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2530 Class FE, 0.8485% 2/15/32 (e)	216	217
Series 2630 Class FL, 0.7485% 6/15/18 (e)	338	341
Series 3008 Class SM, 0% 7/15/35 (e)	99	97
Series 3419 Class FD, 1.0185% 2/15/38 (e)	11,542	11,689
floater planned amortization Series 3950 Class QF, 0.7485% 8/15/40 (e)	20,741	20,789
planned amortization class:
Series 1141 Class G, 9% 9/15/21	169	195
Series 2356 Class GD, 6% 9/15/16	160	172
Series 2376 Class JE, 5.5% 11/15/16	1,111	1,189
Series 2381 Class OG, 5.5% 11/15/16	697	745
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,745
Series 2672 Class MG, 5% 9/15/23	7,120	8,061
Series 2682 Class LD, 4.5% 10/15/33	777	862
Series 2810 Class PD, 6% 6/15/33	532	555
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	145	147
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,663
Series 2773 Class HC, 4.5% 4/15/19	704	777
Series 2877 Class ZD, 5% 10/15/34	12,299	13,813
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
sequential payer:
Series 2987 Class HE, 4.5% 6/15/20	$ 11,260	$ 11,979
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,238
Series 3277 Class B, 4% 2/15/22	5,900	6,406
Series 3578, Class B, 4.5% 9/15/24	7,927	8,685
Series 2863 Class DB, 4% 9/15/14	115	115
Ginnie Mae:
0% 3/1/62 (e)(i)	3,370	3,383
0% 3/1/62 (e)(i)	7,630	7,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-57 Class BF, 1.0755% 7/20/38 (e)	14,271	14,500
Series 2008-73:
Class FA, 1.1055% 8/20/38 (e)	7,068	7,171
Class FK, 1.0055% 8/20/38 (e)	15,222	15,405
Series 2008-83 Class FB, 1.1455% 9/20/38 (e)	7,022	7,128
Series 2011-H21 Class FA, 0.8455% 10/20/61 (e)(i)	10,622	10,605
Series 2012-H01 Class FA, 0.9455% 11/20/61 (e)(i)	8,321	8,353
0% 2/1/62 (e)(i)	5,000	4,997
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,524	9,061
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,226
Series 2010-42 Class OP, 4/20/40 (h)	23,829	20,155
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,749	24,251
Class ZC, 5.5% 7/16/34	23,655	27,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,221)		461,670
Commercial Mortgage Securities - 0.6%

Freddie Mac Multi-Class pass-thru certificates Series K706:
Class A1, 1.691% 11/25/44	13,400	13,592
Class A2, 2.323% 11/25/44	16,500	16,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,348)		30,404
Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $60,995)	$ 59,862	$ 76,374
Fixed-Income Funds - 25.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,297,209)	12,534,039	1,359,818
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,738)	$ 36,738	36,738
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $5,354,752)		5,554,968
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(181,163)
NET ASSETS - 100%		$ 5,373,805
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae:
3.5% 3/1/42	$ (105,000)	(108,529)
4.5% 3/1/42	(28,100)	(29,948)
TOTAL TBA SALE COMMITMENTS (Proceeds $138,504)		$ (138,477)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
437 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 57,227	$ 224
452 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	99,546	(8)
TOTAL TREASURY CONTRACTS		$ 156,773	$ 216

The face value of futures purchased as a percentage of net assets is 3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (5,925)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $199,405,000 or 3.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,525,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,738,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,439
Credit Suisse Securities (USA) LLC	27,079
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,220
$ 36,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20,729
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 20,729	$ -	$ 1,359,818	10.4%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,253,676	$ -	$ 3,253,676	$ -
U.S. Government Agency - Mortgage Securities	336,288	-	336,288	-
Collateralized Mortgage Obligations	461,670	-	461,670	-
Commercial Mortgage Securities	30,404	-	30,404	-
Foreign Government and Government Agency Obligations	76,374	-	76,374	-
Fixed-Income Funds	1,359,818	1,359,818	-	-
Cash Equivalents	36,738	-	36,738	-
Total Investments in Securities:	$ 5,554,968	$ 1,359,818	$ 4,195,150	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 224	$ 224	$ -	$ -
Liabilities
Futures Contracts	$ (8)	$ (8)	$ -	$ -
Swap Agreements	$ (5,925)	$ -	$ (5,925)	$ -
Total Derivative Instruments:	$ (5,709)	$ 216	$ (5,925)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (138,477)	$ -	$ (138,477)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 224	$ (8)
Swap Agreements (b)	-	(5,925)
Total Value of Derivatives	$ 224	$ (5,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at Value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,738) - See accompanying schedule: Unaffiliated issuers (cost $4,057,543)	$ 4,195,150
Fidelity Central Funds (cost $1,297,209)	1,359,818
Total Investments (cost $5,354,752)		$ 5,554,968
Receivable for investments sold, regular delivery		182,408
Receivable for TBA sale commitments		138,504
Receivable for fund shares sold		11,673
Interest receivable		13,985
Other receivables		762
Total assets		5,902,300

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased Regular delivery	177,685
Delayed delivery	138,623
TBA sale commitments, at value	138,477
Payable for fund shares redeemed	64,171
Distributions payable	290
Swap agreements at value	5,925
Accrued management fee	1,431
Distribution and service plan fees payable	243
Payable for daily variation margin on futures contracts	219
Other affiliated payables	670
Other payables and accrued expenses	760
Total liabilities		528,495

Net Assets		$ 5,373,805
Net Assets consist of:
Paid in capital		$ 5,137,138
Undistributed net investment income		2,927
Accumulated undistributed net realized gain (loss) on investments		39,206
Net unrealized appreciation (depreciation) on investments		194,534
Net Assets		$ 5,373,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,879 ÷ 34,463 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class T: Net Asset Value and redemption price per share ($300,883 ÷ 27,963 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($23,186 ÷ 2,155 shares)A	$ 10.76

Class C: Net Asset Value and offering price per share ($101,460 ÷ 9,430 shares)A	$ 10.76

Government Income: Net Asset Value, offering price and redemption price per share ($4,224,955 ÷ 393,186 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,442 ÷ 32,753 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 37,491
Income from Fidelity Central Funds		20,729
Total income		58,220

Expenses
Management fee	$ 8,612
Transfer agent fees	3,092
Distribution and service plan fees	1,453
Fund wide operations fee	897
Independent trustees' compensation	10
Miscellaneous	8
Total expenses before reductions	14,072
Expense reductions	(4)	14,068
Net investment income (loss)		44,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,542
Futures contracts	(69)
Swap agreements	(707)
Total net realized gain (loss)		70,766
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,906)
Futures contracts	203
Swap agreements	(1,325)
Delayed delivery commitments	(2,114)
Total change in net unrealized appreciation (depreciation)		(11,142)
Net gain (loss)		59,624
Net increase (decrease) in net assets resulting from operations		$ 103,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,152	$ 8,396	$ 118,879
Net realized gain (loss)	70,766	35,205	124,737
Change in net unrealized appreciation (depreciation)	(11,142)	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	103,776	107,682	161,514
Distributions to shareholders from net investment income	(42,483)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(173,336)	(8,141)	(255,718)
Share transactions - net increase (decrease)	77,230	41,240	(695,616)
Total increase (decrease) in net assets	7,670	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including undistributed net investment income of $2,927 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,373,805	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.074	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.120	.199	.108	.424	.466	.387	.033
Total from investment operations	.194	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.071)	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.334)	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.79%	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,J
Expenses before reductions	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.77% A	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.38% A	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.075	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.120	.209	.098	.425	.466	.387	.036
Total from investment operations	.195	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.072)	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.335)	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.80%	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.40% A	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.035	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.467	.387	.037
Total from investment operations	.155	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.032)	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.295)	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.42%	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,J
Expenses before reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.65% A	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.034	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.468	.387	.033
Total from investment operations	.154	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.031)	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.294)	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.41%	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.52% A	1.50% A	1.51%	1.51%	1.51%	1.53%	1.55% A
Net investment income (loss)	.63% A	.88% A	1.14%	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 J	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.091	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.130	.199	.108	.415	.476	.378	.068
Total from investment operations	.221	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.088)	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.351)	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.75	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total Return B,C	2.05%	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.70% A	1.91% A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,225	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate F	230% A	466% A,K	430%	355%	380% I	269%	164% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 K	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.088	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.119	.210	.099	.425	.466	.388	.034
Total from investment operations	.207	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.084)	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.347)	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C	1.92%	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets E,I
Expenses before reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Net investment income (loss)	1.63% A	1.84% A	2.13%	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate F	230% A	466% A,L	430%	355%	380% J	269%	164% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

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3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 204,095
Gross unrealized depreciation	(4,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 199,864
Tax cost	$ 5,355,104

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on over-the-counter (OTC) derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (69)	$ 203
Swap Agreements	(707)	(1,325)
Totals (a)	$ (776)	$ (1,122)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $20,729 and $4,203, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 457	$ 9
Class T	-%	.25%	373	2
Class B	.65%	.25%	114	83
Class C	.75%	.25%	509	74
			$ 1,453	$ 168

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	13
Class B*	29
Class C*	8
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308.17
Class T	228.15
Class B	31.24
Class C	82.16
Government Income	2,147.10
Institutional Class	296.17
	$ 3,092

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $113.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 2,393	$ 449	$ 6,937
Class T	1,978	375	5,513
Class B	74	18	332
Class C	287	65	1,100
Government Income	34,986	6,712	94,692
Institutional Class	2,765	522	6,323
Total	$ 42,483	$ 8,141	$ 114,897
From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	8,211	2,036	10,505
Reinvestment of distributions	944	38	1,423
Shares redeemed	(6,368)	(1,114)	(20,985)
Net increase (decrease)	2,787	960	(9,057)
Class T
Shares sold	6,692	1,638	9,053
Reinvestment of distributions	826	34	1,221
Shares redeemed	(5,790)	(844)	(15,795)
Net increase (decrease)	1,728	828	(5,521)
Class B
Shares sold	166	131	275
Reinvestment of distributions	50	1	93
Shares redeemed	(459)	(63)	(1,536)
Net increase (decrease)	(243)	69	(1,168)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	2,059	627	2,426
Reinvestment of distributions	183	4	261
Shares redeemed	(1,492)	(235)	(5,248)
Net increase (decrease)	750	396	(2,561)
Government Income
Shares sold	56,827	15,991	105,621
Reinvestment of distributions	12,331	590	18,687
Shares redeemed	(68,324)	(14,407)	(178,425)
Net increase (decrease)	834	2,174	(54,117)
Institutional Class
Shares sold	8,064	1,083	12,979
Reinvestment of distributions	979	45	1,192
Shares redeemed	(7,867)	(1,758)	(8,205)
Net increase (decrease)	1,176	(630)	5,966
	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 88,934	$ 22,105	$ 111,665
Reinvestment of distributions	10,225	412	15,111
Shares redeemed	(68,816)	(12,108)	(221,593)
Net increase (decrease)	$ 30,343	$ 10,409	$ (94,817)
Class T
Shares sold	$ 72,414	$ 17,802	$ 96,270
Reinvestment of distributions	8,939	366	12,970
Shares redeemed	(62,592)	(9,169)	(166,943)
Net increase (decrease)	$ 18,761	$ 8,999	$ (57,703)
Class B
Shares sold	$ 1,801	$ 1,417	$ 2,957
Reinvestment of distributions	543	14	985
Shares redeemed	(4,959)	(683)	(16,266)
Net increase (decrease)	$ (2,615)	$ 748	$ (12,324)
Class C
Shares sold	$ 22,298	$ 6,815	$ 25,890
Reinvestment of distributions	1,983	46	2,774
Shares redeemed	(16,097)	(2,561)	(55,376)
Net increase (decrease)	$ 8,184	$ 4,300	$ (26,712)

Semiannual Report

12. Share Transactions - continued

	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 614,097	$ 173,420	$ 1,120,288
Reinvestment of distributions	133,373	6,422	198,243
Shares redeemed	(737,698)	(156,265)	(1,885,694)
Net increase (decrease)	$ 9,772	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 87,188	$ 11,762	$ 137,402
Reinvestment of distributions	10,596	491	12,645
Shares redeemed	(84,999)	(19,046)	(86,944)
Net increase (decrease)	$ 12,785	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GOV-USAN-0412
1.789284.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,017.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 1,018.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Class B	1.50%
Actual		$ 1,000.00	$ 1,014.20	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class C	1.52%
Actual		$ 1,000.00	$ 1,014.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Government Income	.45%
Actual		$ 1,000.00	$ 1,020.50	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,019.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	0.7
0.01 - 0.99%	26.5	16.7
1 - 1.99%	16.2	19.2
2 - 2.99%	6.8	5.6
3 - 3.99%	9.1	5.5
4 - 4.99%	20.8	32.6
5 - 5.99%	16.7	19.7
6 - 6.99%	4.6	4.2
7% and over	0.5	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.3	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Mortgage Securities 30.7%	Mortgage Securities 45.5%
CMOs and Other Mortgage Related Securities 12.3%	CMOs and Other Mortgage Related Securities 8.1%
U.S. Treasury Obligations 49.8%	U.S. Treasury Obligations 50.1%
U.S. Government Agency Obligations†10.7%	U.S. Government Agency Obligations† 12.7%
Foreign Government & Government Agency Obligations 1.4%	Foreign Government & Government Agency Obligations 1.5%
Short-Term Investments and Net Other Assets*** (4.9)%	Short-Term Investments and Net Other Assets*** (17.9)%

* Futures and Swaps	1.7%	** Futures and Swaps	1.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,768
0.375% 3/16/15	18,141	18,047
0.75% 12/18/13	7,805	7,860
1.125% 4/27/17	54,340	54,220
4.75% 11/19/12	2,000	2,065
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,246
0.375% 1/29/14	24,375	24,365
0.875% 8/22/12	8,580	8,610
Freddie Mac:
0.625% 12/29/14	21,293	21,348
1% 7/30/14	9,905	10,034
1% 8/27/14	15,111	15,309
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,790	1,886
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,429
5.685% 5/15/12	24,035	24,310
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,630	3,948
Series 2002-20K Class 1, 5.08% 11/1/22	7,244	7,931
Series 2003-P10B, Class 1 5.136% 8/10/13	2,055	2,147
Series 2004-20H Class 1, 5.17% 8/1/24	2,104	2,327
Tennessee Valley Authority:
3.875% 2/15/21	33,790	38,359
5.25% 9/15/39	12,000	14,990
5.375% 4/1/56	8,429	10,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		356,159
U.S. Treasury Obligations - 49.8%
U.S. Treasury Bonds:
3.125% 2/15/42	70,290	70,641
3.75% 8/15/41	42,345	47,929
4.375% 2/15/38	14,154	17,712
4.375% 5/15/41	111,265	139,811
5% 5/15/37 (c)	26,846	36,607
5.25% 11/15/28	23,775	32,089
5.25% 2/15/29	20,569	27,816
6.125% 11/15/27	77,365	112,759
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29	$ 2,877	$ 4,266
9.875% 11/15/15	10,285	13,804
U.S. Treasury Notes:
0.125% 8/31/13	82,800	82,625
0.125% 12/31/13	40,165	40,041
0.25% 1/31/14	108,553	108,456
0.25% 9/15/14	71,417	71,171
0.25% 12/15/14	30,000	29,871
0.25% 1/15/15	100,018	99,573
0.25% 2/15/15	143,888	143,180
0.375% 7/31/13	11,710	11,730
0.375% 11/15/14	30,000	29,979
0.5% 8/15/14	83,265	83,525
0.5% 10/15/14	90,000	90,253
0.625% 7/15/14	86,384	86,924
0.75% 6/15/14	30,071	30,348
0.875% 11/30/16	51,366	51,502
0.875% 2/28/17	182,014	182,042
1% 4/30/12	602	603
1% 9/30/16	32,048	32,361
1% 10/31/16	47,700	48,140
1.25% 10/31/15	29,580	30,292
1.375% 11/30/15	470	483
1.375% 2/28/19	264,653	264,283
1.75% 7/31/15	28,800	29,990
1.875% 8/31/17	47,000	49,174
1.875% 9/30/17	87,400	91,374
2% 11/15/21	12,777	12,837
2% 2/15/22	41,400	41,471
2.125% 11/30/14	21,500	22,499
2.125% 5/31/15	4,176	4,395
2.125% 8/15/21	33,900	34,567
2.375% 8/31/14	20,000	20,988
2.375% 9/30/14	13,017	13,680
2.375% 10/31/14	77,497	81,529
2.375% 6/30/18	26,608	28,479
2.5% 6/30/17	10,000	10,800
2.625% 7/31/14 (d)	16,179	17,059
2.75% 11/30/16	18,530	20,190
3.125% 1/31/17	60,773	67,382
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 32,410	$ 35,973
4% 2/15/15	12,619	13,936
4.25% 8/15/15	13,117	14,780
4.5% 5/15/17	24,685	29,173
4.75% 8/15/17	12,983	15,588
TOTAL U.S. TREASURY OBLIGATIONS		2,676,680
Other Government Related - 4.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	6,060	6,079
3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,750
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (a)	37,150	37,256
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	40,500	40,941
1.875% 11/15/12 (FDIC Guaranteed) (a)	18,920	19,145
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,116
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,479
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	51,106	51,638
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,746
JPMorgan Chase & Co. 2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,255
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6463% 12/7/20 (NCUA Guaranteed) (e)	10,863	10,899
Series 2011-R4 Class 1A, 0.6753% 3/6/20 (NCUA Guaranteed) (e)	10,530	10,533
TOTAL OTHER GOVERNMENT RELATED		220,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,150,371)		3,253,676
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae: - 3.8%
1.925% 12/1/34 (e)	301	313
1.926% 2/1/33 (e)	308	322
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae: - continued
1.93% 10/1/33 (e)	$ 282	$ 293
1.952% 3/1/35 (e)	265	279
1.964% 10/1/33 (e)	143	150
2.036% 7/1/35 (e)	134	141
2.05% 3/1/35 (e)	48	50
2.223% 11/1/33 (e)	812	860
2.301% 7/1/34 (e)	170	180
2.303% 6/1/36 (e)	223	236
2.424% 10/1/33 (e)	240	253
2.448% 3/1/35 (e)	162	170
2.448% 2/1/36 (e)	683	722
2.487% 11/1/36 (e)	194	207
2.537% 7/1/35 (e)	527	560
2.609% 5/1/36 (e)	415	442
3.471% 3/1/40 (e)	8,222	8,517
3.5% 3/1/42 (b)	105,000	108,529
4% 9/1/13 to 11/1/41	5,054	5,331
4% 3/1/42 (b)	28,500	29,995
4.5% 3/1/41 to 9/1/41	33,675	36,330
5% 2/1/16 to 5/1/38	3,555	3,830
5.718% 3/1/36 (e)	2,189	2,307
5.954% 3/1/37 (e)	476	513
6.5% 2/1/17 to 5/1/27	1,479	1,654
7% 7/1/13	1	1
9% 5/1/14	100	103
9.5% 10/1/20	42	49
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	175	187
		202,525
Freddie Mac - 0.3%
1.915% 3/1/35 (e)	946	981
2.095% 5/1/37 (e)	487	504
2.549% 2/1/36 (e)	106	112
2.636% 6/1/35 (e)	767	817
2.795% 7/1/36 (e)	765	814
2.798% 7/1/35 (e)	1,830	1,936
2.943% 3/1/33 (e)	56	59
3.149% 10/1/35 (e)	323	344
4.5% 5/1/39 to 10/1/41	9,322	9,990
5.138% 4/1/35 (e)	290	304
5.5% 12/1/27 to 7/1/29	461	501
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 9/1/14	$ 0*	$ 0*
9.5% 5/1/17 to 8/1/21	86	97
9.75% 8/1/14	68	75
11% 5/1/14	19	20
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	2	2
13% 6/1/14 to 10/1/14	0*	0*
		16,556
Ginnie Mae - 2.2%
4.626% 3/1/62 (i)	8,382	9,440
4.65% 3/1/62 (i)	7,224	8,067
4.684% 1/20/62 (i)	25,534	28,786
5.492% 4/20/60 (i)	23,524	26,941
5.493% 11/20/59 (i)	27,952	31,450
5.612% 4/20/58 (i)	11,672	12,523
		117,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $329,870)		336,288
Collateralized Mortgage Obligations - 8.6%

U.S. Government Agency - 8.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
floater Series 2010-15 Class FJ, 1.174% 6/25/36 (e)	27,110	27,468
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	654	674
Series 2006-45 Class OP, 6/25/36 (h)	3,855	3,501
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,718
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,808
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,535
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,266
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,150
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	19,963	3,022
Series 2010-39 Class FG, 1.164% 3/25/36 (e)	14,130	14,359
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	10,184	883
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.224% 8/25/31 (e)	301	305
Series 2002-49 Class FB, 0.8455% 11/18/31 (e)	366	367
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-60 Class FV, 1.244% 4/25/32 (e)	$ 154	$ 157
Series 2002-75 Class FA, 1.244% 11/25/32 (e)	316	321
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34	7,794	8,655
Series 2005-64 Class PX, 5.5% 6/25/35	7,833	8,746
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,101
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,477	10,677
Series 2005-117, Class JN, 4.5% 1/25/36	645	715
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,475
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,643
Series 2009-82 Class FD, 1.094% 10/25/39 (e)	11,461	11,625
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,858	243
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	5,074	410
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	11,402	1,620
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	126	130
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2530 Class FE, 0.8485% 2/15/32 (e)	216	217
Series 2630 Class FL, 0.7485% 6/15/18 (e)	338	341
Series 3008 Class SM, 0% 7/15/35 (e)	99	97
Series 3419 Class FD, 1.0185% 2/15/38 (e)	11,542	11,689
floater planned amortization Series 3950 Class QF, 0.7485% 8/15/40 (e)	20,741	20,789
planned amortization class:
Series 1141 Class G, 9% 9/15/21	169	195
Series 2356 Class GD, 6% 9/15/16	160	172
Series 2376 Class JE, 5.5% 11/15/16	1,111	1,189
Series 2381 Class OG, 5.5% 11/15/16	697	745
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,745
Series 2672 Class MG, 5% 9/15/23	7,120	8,061
Series 2682 Class LD, 4.5% 10/15/33	777	862
Series 2810 Class PD, 6% 6/15/33	532	555
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	145	147
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,663
Series 2773 Class HC, 4.5% 4/15/19	704	777
Series 2877 Class ZD, 5% 10/15/34	12,299	13,813
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
sequential payer:
Series 2987 Class HE, 4.5% 6/15/20	$ 11,260	$ 11,979
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,238
Series 3277 Class B, 4% 2/15/22	5,900	6,406
Series 3578, Class B, 4.5% 9/15/24	7,927	8,685
Series 2863 Class DB, 4% 9/15/14	115	115
Ginnie Mae:
0% 3/1/62 (e)(i)	3,370	3,383
0% 3/1/62 (e)(i)	7,630	7,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-57 Class BF, 1.0755% 7/20/38 (e)	14,271	14,500
Series 2008-73:
Class FA, 1.1055% 8/20/38 (e)	7,068	7,171
Class FK, 1.0055% 8/20/38 (e)	15,222	15,405
Series 2008-83 Class FB, 1.1455% 9/20/38 (e)	7,022	7,128
Series 2011-H21 Class FA, 0.8455% 10/20/61 (e)(i)	10,622	10,605
Series 2012-H01 Class FA, 0.9455% 11/20/61 (e)(i)	8,321	8,353
0% 2/1/62 (e)(i)	5,000	4,997
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,524	9,061
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,226
Series 2010-42 Class OP, 4/20/40 (h)	23,829	20,155
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,749	24,251
Class ZC, 5.5% 7/16/34	23,655	27,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,221)		461,670
Commercial Mortgage Securities - 0.6%

Freddie Mac Multi-Class pass-thru certificates Series K706:
Class A1, 1.691% 11/25/44	13,400	13,592
Class A2, 2.323% 11/25/44	16,500	16,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,348)		30,404
Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $60,995)	$ 59,862	$ 76,374
Fixed-Income Funds - 25.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,297,209)	12,534,039	1,359,818
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,738)	$ 36,738	36,738
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $5,354,752)		5,554,968
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(181,163)
NET ASSETS - 100%		$ 5,373,805
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae:
3.5% 3/1/42	$ (105,000)	(108,529)
4.5% 3/1/42	(28,100)	(29,948)
TOTAL TBA SALE COMMITMENTS (Proceeds $138,504)		$ (138,477)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
437 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 57,227	$ 224
452 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	99,546	(8)
TOTAL TREASURY CONTRACTS		$ 156,773	$ 216

The face value of futures purchased as a percentage of net assets is 3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (5,925)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $199,405,000 or 3.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,525,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,738,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,439
Credit Suisse Securities (USA) LLC	27,079
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,220
$ 36,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20,729
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 20,729	$ -	$ 1,359,818	10.4%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,253,676	$ -	$ 3,253,676	$ -
U.S. Government Agency - Mortgage Securities	336,288	-	336,288	-
Collateralized Mortgage Obligations	461,670	-	461,670	-
Commercial Mortgage Securities	30,404	-	30,404	-
Foreign Government and Government Agency Obligations	76,374	-	76,374	-
Fixed-Income Funds	1,359,818	1,359,818	-	-
Cash Equivalents	36,738	-	36,738	-
Total Investments in Securities:	$ 5,554,968	$ 1,359,818	$ 4,195,150	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 224	$ 224	$ -	$ -
Liabilities
Futures Contracts	$ (8)	$ (8)	$ -	$ -
Swap Agreements	$ (5,925)	$ -	$ (5,925)	$ -
Total Derivative Instruments:	$ (5,709)	$ 216	$ (5,925)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (138,477)	$ -	$ (138,477)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 224	$ (8)
Swap Agreements (b)	-	(5,925)
Total Value of Derivatives	$ 224	$ (5,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at Value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,738) - See accompanying schedule: Unaffiliated issuers (cost $4,057,543)	$ 4,195,150
Fidelity Central Funds (cost $1,297,209)	1,359,818
Total Investments (cost $5,354,752)		$ 5,554,968
Receivable for investments sold, regular delivery		182,408
Receivable for TBA sale commitments		138,504
Receivable for fund shares sold		11,673
Interest receivable		13,985
Other receivables		762
Total assets		5,902,300

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased Regular delivery	177,685
Delayed delivery	138,623
TBA sale commitments, at value	138,477
Payable for fund shares redeemed	64,171
Distributions payable	290
Swap agreements at value	5,925
Accrued management fee	1,431
Distribution and service plan fees payable	243
Payable for daily variation margin on futures contracts	219
Other affiliated payables	670
Other payables and accrued expenses	760
Total liabilities		528,495

Net Assets		$ 5,373,805
Net Assets consist of:
Paid in capital		$ 5,137,138
Undistributed net investment income		2,927
Accumulated undistributed net realized gain (loss) on investments		39,206
Net unrealized appreciation (depreciation) on investments		194,534
Net Assets		$ 5,373,805

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,879 ÷ 34,463 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class T: Net Asset Value and redemption price per share ($300,883 ÷ 27,963 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($23,186 ÷ 2,155 shares)A	$ 10.76

Class C: Net Asset Value and offering price per share ($101,460 ÷ 9,430 shares)A	$ 10.76

Government Income: Net Asset Value, offering price and redemption price per share ($4,224,955 ÷ 393,186 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,442 ÷ 32,753 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 37,491
Income from Fidelity Central Funds		20,729
Total income		58,220

Expenses
Management fee	$ 8,612
Transfer agent fees	3,092
Distribution and service plan fees	1,453
Fund wide operations fee	897
Independent trustees' compensation	10
Miscellaneous	8
Total expenses before reductions	14,072
Expense reductions	(4)	14,068
Net investment income (loss)		44,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,542
Futures contracts	(69)
Swap agreements	(707)
Total net realized gain (loss)		70,766
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,906)
Futures contracts	203
Swap agreements	(1,325)
Delayed delivery commitments	(2,114)
Total change in net unrealized appreciation (depreciation)		(11,142)
Net gain (loss)		59,624
Net increase (decrease) in net assets resulting from operations		$ 103,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,152	$ 8,396	$ 118,879
Net realized gain (loss)	70,766	35,205	124,737
Change in net unrealized appreciation (depreciation)	(11,142)	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	103,776	107,682	161,514
Distributions to shareholders from net investment income	(42,483)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(173,336)	(8,141)	(255,718)
Share transactions - net increase (decrease)	77,230	41,240	(695,616)
Total increase (decrease) in net assets	7,670	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including undistributed net investment income of $2,927 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,373,805	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.074	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.120	.199	.108	.424	.466	.387	.033
Total from investment operations	.194	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.071)	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.334)	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.79%	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,J
Expenses before reductions	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.77% A	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.38% A	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.075	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.120	.209	.098	.425	.466	.387	.036
Total from investment operations	.195	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.072)	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.335)	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.80%	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.40% A	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.035	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.467	.387	.037
Total from investment operations	.155	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.032)	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.295)	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.42%	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,J
Expenses before reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.65% A	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.034	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.468	.387	.033
Total from investment operations	.154	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.031)	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.294)	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.41%	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.52% A	1.50% A	1.51%	1.51%	1.51%	1.53%	1.55% A
Net investment income (loss)	.63% A	.88% A	1.14%	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 J	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.091	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.130	.199	.108	.415	.476	.378	.068
Total from investment operations	.221	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.088)	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.351)	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.75	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total Return B,C	2.05%	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.70% A	1.91% A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,225	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate F	230% A	466% A,K	430%	355%	380% I	269%	164% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 K	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.088	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.119	.210	.099	.425	.466	.388	.034
Total from investment operations	.207	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.084)	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.347)	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C	1.92%	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets E,I
Expenses before reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Net investment income (loss)	1.63% A	1.84% A	2.13%	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate F	230% A	466% A,L	430%	355%	380% J	269%	164% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 204,095
Gross unrealized depreciation	(4,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 199,864
Tax cost	$ 5,355,104

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on over-the-counter (OTC) derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (69)	$ 203
Swap Agreements	(707)	(1,325)
Totals (a)	$ (776)	$ (1,122)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $20,729 and $4,203, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 457	$ 9
Class T	-%	.25%	373	2
Class B	.65%	.25%	114	83
Class C	.75%	.25%	509	74
			$ 1,453	$ 168

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	13
Class B*	29
Class C*	8
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308.17
Class T	228.15
Class B	31.24
Class C	82.16
Government Income	2,147.10
Institutional Class	296.17
	$ 3,092

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $113.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 2,393	$ 449	$ 6,937
Class T	1,978	375	5,513
Class B	74	18	332
Class C	287	65	1,100
Government Income	34,986	6,712	94,692
Institutional Class	2,765	522	6,323
Total	$ 42,483	$ 8,141	$ 114,897
From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	8,211	2,036	10,505
Reinvestment of distributions	944	38	1,423
Shares redeemed	(6,368)	(1,114)	(20,985)
Net increase (decrease)	2,787	960	(9,057)
Class T
Shares sold	6,692	1,638	9,053
Reinvestment of distributions	826	34	1,221
Shares redeemed	(5,790)	(844)	(15,795)
Net increase (decrease)	1,728	828	(5,521)
Class B
Shares sold	166	131	275
Reinvestment of distributions	50	1	93
Shares redeemed	(459)	(63)	(1,536)
Net increase (decrease)	(243)	69	(1,168)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	2,059	627	2,426
Reinvestment of distributions	183	4	261
Shares redeemed	(1,492)	(235)	(5,248)
Net increase (decrease)	750	396	(2,561)
Government Income
Shares sold	56,827	15,991	105,621
Reinvestment of distributions	12,331	590	18,687
Shares redeemed	(68,324)	(14,407)	(178,425)
Net increase (decrease)	834	2,174	(54,117)
Institutional Class
Shares sold	8,064	1,083	12,979
Reinvestment of distributions	979	45	1,192
Shares redeemed	(7,867)	(1,758)	(8,205)
Net increase (decrease)	1,176	(630)	5,966
	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 88,934	$ 22,105	$ 111,665
Reinvestment of distributions	10,225	412	15,111
Shares redeemed	(68,816)	(12,108)	(221,593)
Net increase (decrease)	$ 30,343	$ 10,409	$ (94,817)
Class T
Shares sold	$ 72,414	$ 17,802	$ 96,270
Reinvestment of distributions	8,939	366	12,970
Shares redeemed	(62,592)	(9,169)	(166,943)
Net increase (decrease)	$ 18,761	$ 8,999	$ (57,703)
Class B
Shares sold	$ 1,801	$ 1,417	$ 2,957
Reinvestment of distributions	543	14	985
Shares redeemed	(4,959)	(683)	(16,266)
Net increase (decrease)	$ (2,615)	$ 748	$ (12,324)
Class C
Shares sold	$ 22,298	$ 6,815	$ 25,890
Reinvestment of distributions	1,983	46	2,774
Shares redeemed	(16,097)	(2,561)	(55,376)
Net increase (decrease)	$ 8,184	$ 4,300	$ (26,712)

Semiannual Report

12. Share Transactions - continued

	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 614,097	$ 173,420	$ 1,120,288
Reinvestment of distributions	133,373	6,422	198,243
Shares redeemed	(737,698)	(156,265)	(1,885,694)
Net increase (decrease)	$ 9,772	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 87,188	$ 11,762	$ 137,402
Reinvestment of distributions	10,596	491	12,645
Shares redeemed	(84,999)	(19,046)	(86,944)
Net increase (decrease)	$ 12,785	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-USAN-0412
1.864213.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period * September 1, 2011 to February 29, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,017.90	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.87
Class T	.76%
Actual		$ 1,000.00	$ 1,018.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Class B	1.50%
Actual		$ 1,000.00	$ 1,014.20	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class C	1.52%
Actual		$ 1,000.00	$ 1,014.10	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Government Income	.45%
Actual		$ 1,000.00	$ 1,020.50	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,019.20	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.28	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.2	0.7
0.01 - 0.99%	26.5	16.7
1 - 1.99%	16.2	19.2
2 - 2.99%	6.8	5.6
3 - 3.99%	9.1	5.5
4 - 4.99%	20.8	32.6
5 - 5.99%	16.7	19.7
6 - 6.99%	4.6	4.2
7% and over	0.5	0.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.3	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Mortgage Securities 30.7%	Mortgage Securities 45.5%
CMOs and Other Mortgage Related Securities 12.3%	CMOs and Other Mortgage Related Securities 8.1%
U.S. Treasury Obligations 49.8%	U.S. Treasury Obligations 50.1%
U.S. Government Agency Obligations†10.7%	U.S. Government Agency Obligations† 12.7%
Foreign Government & Government Agency Obligations 1.4%	Foreign Government & Government Agency Obligations 1.5%
Short-Term Investments and Net Other Assets*** (4.9)%	Short-Term Investments and Net Other Assets*** (17.9)%

* Futures and Swaps	1.7%	** Futures and Swaps	1.9%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 60.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0.375% 12/28/12	$ 50,670	$ 50,768
0.375% 3/16/15	18,141	18,047
0.75% 12/18/13	7,805	7,860
1.125% 4/27/17	54,340	54,220
4.75% 11/19/12	2,000	2,065
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,246
0.375% 1/29/14	24,375	24,365
0.875% 8/22/12	8,580	8,610
Freddie Mac:
0.625% 12/29/14	21,293	21,348
1% 7/30/14	9,905	10,034
1% 8/27/14	15,111	15,309
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	1,790	1,886
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	24,429
5.685% 5/15/12	24,035	24,310
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,630	3,948
Series 2002-20K Class 1, 5.08% 11/1/22	7,244	7,931
Series 2003-P10B, Class 1 5.136% 8/10/13	2,055	2,147
Series 2004-20H Class 1, 5.17% 8/1/24	2,104	2,327
Tennessee Valley Authority:
3.875% 2/15/21	33,790	38,359
5.25% 9/15/39	12,000	14,990
5.375% 4/1/56	8,429	10,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		356,159
U.S. Treasury Obligations - 49.8%
U.S. Treasury Bonds:
3.125% 2/15/42	70,290	70,641
3.75% 8/15/41	42,345	47,929
4.375% 2/15/38	14,154	17,712
4.375% 5/15/41	111,265	139,811
5% 5/15/37 (c)	26,846	36,607
5.25% 11/15/28	23,775	32,089
5.25% 2/15/29	20,569	27,816
6.125% 11/15/27	77,365	112,759
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29	$ 2,877	$ 4,266
9.875% 11/15/15	10,285	13,804
U.S. Treasury Notes:
0.125% 8/31/13	82,800	82,625
0.125% 12/31/13	40,165	40,041
0.25% 1/31/14	108,553	108,456
0.25% 9/15/14	71,417	71,171
0.25% 12/15/14	30,000	29,871
0.25% 1/15/15	100,018	99,573
0.25% 2/15/15	143,888	143,180
0.375% 7/31/13	11,710	11,730
0.375% 11/15/14	30,000	29,979
0.5% 8/15/14	83,265	83,525
0.5% 10/15/14	90,000	90,253
0.625% 7/15/14	86,384	86,924
0.75% 6/15/14	30,071	30,348
0.875% 11/30/16	51,366	51,502
0.875% 2/28/17	182,014	182,042
1% 4/30/12	602	603
1% 9/30/16	32,048	32,361
1% 10/31/16	47,700	48,140
1.25% 10/31/15	29,580	30,292
1.375% 11/30/15	470	483
1.375% 2/28/19	264,653	264,283
1.75% 7/31/15	28,800	29,990
1.875% 8/31/17	47,000	49,174
1.875% 9/30/17	87,400	91,374
2% 11/15/21	12,777	12,837
2% 2/15/22	41,400	41,471
2.125% 11/30/14	21,500	22,499
2.125% 5/31/15	4,176	4,395
2.125% 8/15/21	33,900	34,567
2.375% 8/31/14	20,000	20,988
2.375% 9/30/14	13,017	13,680
2.375% 10/31/14	77,497	81,529
2.375% 6/30/18	26,608	28,479
2.5% 6/30/17	10,000	10,800
2.625% 7/31/14 (d)	16,179	17,059
2.75% 11/30/16	18,530	20,190
3.125% 1/31/17	60,773	67,382
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 32,410	$ 35,973
4% 2/15/15	12,619	13,936
4.25% 8/15/15	13,117	14,780
4.5% 5/15/17	24,685	29,173
4.75% 8/15/17	12,983	15,588
TOTAL U.S. TREASURY OBLIGATIONS		2,676,680
Other Government Related - 4.1%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	6,060	6,079
3.125% 6/15/12 (FDIC Guaranteed) (a)	3,719	3,750
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (a)	37,150	37,256
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	40,500	40,941
1.875% 11/15/12 (FDIC Guaranteed) (a)	18,920	19,145
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (a)	11,000	11,116
2.625% 12/28/12 (FDIC Guaranteed) (a)	16,154	16,479
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	51,106	51,638
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	3,714	3,746
JPMorgan Chase & Co. 2.2% 6/15/12 (FDIC Guaranteed) (a)	9,200	9,255
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6463% 12/7/20 (NCUA Guaranteed) (e)	10,863	10,899
Series 2011-R4 Class 1A, 0.6753% 3/6/20 (NCUA Guaranteed) (e)	10,530	10,533
TOTAL OTHER GOVERNMENT RELATED		220,837
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,150,371)		3,253,676
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae: - 3.8%
1.925% 12/1/34 (e)	301	313
1.926% 2/1/33 (e)	308	322
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae: - continued
1.93% 10/1/33 (e)	$ 282	$ 293
1.952% 3/1/35 (e)	265	279
1.964% 10/1/33 (e)	143	150
2.036% 7/1/35 (e)	134	141
2.05% 3/1/35 (e)	48	50
2.223% 11/1/33 (e)	812	860
2.301% 7/1/34 (e)	170	180
2.303% 6/1/36 (e)	223	236
2.424% 10/1/33 (e)	240	253
2.448% 3/1/35 (e)	162	170
2.448% 2/1/36 (e)	683	722
2.487% 11/1/36 (e)	194	207
2.537% 7/1/35 (e)	527	560
2.609% 5/1/36 (e)	415	442
3.471% 3/1/40 (e)	8,222	8,517
3.5% 3/1/42 (b)	105,000	108,529
4% 9/1/13 to 11/1/41	5,054	5,331
4% 3/1/42 (b)	28,500	29,995
4.5% 3/1/41 to 9/1/41	33,675	36,330
5% 2/1/16 to 5/1/38	3,555	3,830
5.718% 3/1/36 (e)	2,189	2,307
5.954% 3/1/37 (e)	476	513
6.5% 2/1/17 to 5/1/27	1,479	1,654
7% 7/1/13	1	1
9% 5/1/14	100	103
9.5% 10/1/20	42	49
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	175	187
		202,525
Freddie Mac - 0.3%
1.915% 3/1/35 (e)	946	981
2.095% 5/1/37 (e)	487	504
2.549% 2/1/36 (e)	106	112
2.636% 6/1/35 (e)	767	817
2.795% 7/1/36 (e)	765	814
2.798% 7/1/35 (e)	1,830	1,936
2.943% 3/1/33 (e)	56	59
3.149% 10/1/35 (e)	323	344
4.5% 5/1/39 to 10/1/41	9,322	9,990
5.138% 4/1/35 (e)	290	304
5.5% 12/1/27 to 7/1/29	461	501
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 9/1/14	$ 0*	$ 0*
9.5% 5/1/17 to 8/1/21	86	97
9.75% 8/1/14	68	75
11% 5/1/14	19	20
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	2	2
13% 6/1/14 to 10/1/14	0*	0*
		16,556
Ginnie Mae - 2.2%
4.626% 3/1/62 (i)	8,382	9,440
4.65% 3/1/62 (i)	7,224	8,067
4.684% 1/20/62 (i)	25,534	28,786
5.492% 4/20/60 (i)	23,524	26,941
5.493% 11/20/59 (i)	27,952	31,450
5.612% 4/20/58 (i)	11,672	12,523
		117,207
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $329,870)		336,288
Collateralized Mortgage Obligations - 8.6%

U.S. Government Agency - 8.6%
Fannie Mae Guaranteed Mtg. pass-thru certificates:
floater Series 2010-15 Class FJ, 1.174% 6/25/36 (e)	27,110	27,468
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	654	674
Series 2006-45 Class OP, 6/25/36 (h)	3,855	3,501
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,718
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,808
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,535
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,266
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,150
Series 2010-109 Class IM, 5.5% 9/25/40 (g)	19,963	3,022
Series 2010-39 Class FG, 1.164% 3/25/36 (e)	14,130	14,359
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	10,184	883
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.224% 8/25/31 (e)	301	305
Series 2002-49 Class FB, 0.8455% 11/18/31 (e)	366	367
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-60 Class FV, 1.244% 4/25/32 (e)	$ 154	$ 157
Series 2002-75 Class FA, 1.244% 11/25/32 (e)	316	321
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34	7,794	8,655
Series 2005-64 Class PX, 5.5% 6/25/35	7,833	8,746
planned amortization class Series 2003-113 Class PE, 4% 11/25/18	7,545	8,101
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,477	10,677
Series 2005-117, Class JN, 4.5% 1/25/36	645	715
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,475
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,643
Series 2009-82 Class FD, 1.094% 10/25/39 (e)	11,461	11,625
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,858	243
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	5,074	410
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	11,402	1,620
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14	126	130
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2530 Class FE, 0.8485% 2/15/32 (e)	216	217
Series 2630 Class FL, 0.7485% 6/15/18 (e)	338	341
Series 3008 Class SM, 0% 7/15/35 (e)	99	97
Series 3419 Class FD, 1.0185% 2/15/38 (e)	11,542	11,689
floater planned amortization Series 3950 Class QF, 0.7485% 8/15/40 (e)	20,741	20,789
planned amortization class:
Series 1141 Class G, 9% 9/15/21	169	195
Series 2356 Class GD, 6% 9/15/16	160	172
Series 2376 Class JE, 5.5% 11/15/16	1,111	1,189
Series 2381 Class OG, 5.5% 11/15/16	697	745
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,745
Series 2672 Class MG, 5% 9/15/23	7,120	8,061
Series 2682 Class LD, 4.5% 10/15/33	777	862
Series 2810 Class PD, 6% 6/15/33	532	555
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	145	147
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,663
Series 2773 Class HC, 4.5% 4/15/19	704	777
Series 2877 Class ZD, 5% 10/15/34	12,299	13,813
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
sequential payer:
Series 2987 Class HE, 4.5% 6/15/20	$ 11,260	$ 11,979
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,238
Series 3277 Class B, 4% 2/15/22	5,900	6,406
Series 3578, Class B, 4.5% 9/15/24	7,927	8,685
Series 2863 Class DB, 4% 9/15/14	115	115
Ginnie Mae:
0% 3/1/62 (e)(i)	3,370	3,383
0% 3/1/62 (e)(i)	7,630	7,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-57 Class BF, 1.0755% 7/20/38 (e)	14,271	14,500
Series 2008-73:
Class FA, 1.1055% 8/20/38 (e)	7,068	7,171
Class FK, 1.0055% 8/20/38 (e)	15,222	15,405
Series 2008-83 Class FB, 1.1455% 9/20/38 (e)	7,022	7,128
Series 2011-H21 Class FA, 0.8455% 10/20/61 (e)(i)	10,622	10,605
Series 2012-H01 Class FA, 0.9455% 11/20/61 (e)(i)	8,321	8,353
0% 2/1/62 (e)(i)	5,000	4,997
planned amortization Series 2011-61 Class OP, 5/20/40 (h)	10,524	9,061
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,226
Series 2010-42 Class OP, 4/20/40 (h)	23,829	20,155
Series 2011-71:
Class ZB, 5.5% 8/20/34	20,749	24,251
Class ZC, 5.5% 7/16/34	23,655	27,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $449,221)		461,670
Commercial Mortgage Securities - 0.6%

Freddie Mac Multi-Class pass-thru certificates Series K706:
Class A1, 1.691% 11/25/44	13,400	13,592
Class A2, 2.323% 11/25/44	16,500	16,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,348)		30,404
Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $60,995)	$ 59,862	$ 76,374
Fixed-Income Funds - 25.3%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,297,209)	12,534,039	1,359,818
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $36,738)	$ 36,738	36,738
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $5,354,752)		5,554,968
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(181,163)
NET ASSETS - 100%		$ 5,373,805
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae:
3.5% 3/1/42	$ (105,000)	(108,529)
4.5% 3/1/42	(28,100)	(29,948)
TOTAL TBA SALE COMMITMENTS (Proceeds $138,504)		$ (138,477)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
437 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 57,227	$ 224
452 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	99,546	(8)
TOTAL TREASURY CONTRACTS		$ 156,773	$ 216

The face value of futures purchased as a percentage of net assets is 3%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	$ (5,925)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $199,405,000 or 3.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,525,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$36,738,000 due 3/01/12 at 0.14%
Citibank NA	$ 6,439
Credit Suisse Securities (USA) LLC	27,079
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,220
$ 36,738
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 20,729
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 20,729	$ -	$ 1,359,818	10.4%
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,253,676	$ -	$ 3,253,676	$ -
U.S. Government Agency - Mortgage Securities	336,288	-	336,288	-
Collateralized Mortgage Obligations	461,670	-	461,670	-
Commercial Mortgage Securities	30,404	-	30,404	-
Foreign Government and Government Agency Obligations	76,374	-	76,374	-
Fixed-Income Funds	1,359,818	1,359,818	-	-
Cash Equivalents	36,738	-	36,738	-
Total Investments in Securities:	$ 5,554,968	$ 1,359,818	$ 4,195,150	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 224	$ 224	$ -	$ -
Liabilities
Futures Contracts	$ (8)	$ (8)	$ -	$ -
Swap Agreements	$ (5,925)	$ -	$ (5,925)	$ -
Total Derivative Instruments:	$ (5,709)	$ 216	$ (5,925)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (138,477)	$ -	$ (138,477)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 224	$ (8)
Swap Agreements (b)	-	(5,925)
Total Value of Derivatives	$ 224	$ (5,933)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at Value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $36,738) - See accompanying schedule: Unaffiliated issuers (cost $4,057,543)	$ 4,195,150
Fidelity Central Funds (cost $1,297,209)	1,359,818
Total Investments (cost $5,354,752)		$ 5,554,968
Receivable for investments sold, regular delivery		182,408
Receivable for TBA sale commitments		138,504
Receivable for fund shares sold		11,673
Interest receivable		13,985
Other receivables		762
Total assets		5,902,300

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased Regular delivery	177,685
Delayed delivery	138,623
TBA sale commitments, at value	138,477
Payable for fund shares redeemed	64,171
Distributions payable	290
Swap agreements at value	5,925
Accrued management fee	1,431
Distribution and service plan fees payable	243
Payable for daily variation margin on futures contracts	219
Other affiliated payables	670
Other payables and accrued expenses	760
Total liabilities		528,495

Net Assets		$ 5,373,805
Net Assets consist of:
Paid in capital		$ 5,137,138
Undistributed net investment income		2,927
Accumulated undistributed net realized gain (loss) on investments		39,206
Net unrealized appreciation (depreciation) on investments		194,534
Net Assets		$ 5,373,805
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($370,879 ÷ 34,463 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class T: Net Asset Value and redemption price per share ($300,883 ÷ 27,963 shares)	$ 10.76

Maximum offering price per share (100/96.00 of $10.76)	$ 11.21
Class B: Net Asset Value and offering price per share ($23,186 ÷ 2,155 shares)A	$ 10.76

Class C: Net Asset Value and offering price per share ($101,460 ÷ 9,430 shares)A	$ 10.76

Government Income: Net Asset Value, offering price and redemption price per share ($4,224,955 ÷ 393,186 shares)	$ 10.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,442 ÷ 32,753 shares)	$ 10.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 37,491
Income from Fidelity Central Funds		20,729
Total income		58,220

Expenses
Management fee	$ 8,612
Transfer agent fees	3,092
Distribution and service plan fees	1,453
Fund wide operations fee	897
Independent trustees' compensation	10
Miscellaneous	8
Total expenses before reductions	14,072
Expense reductions	(4)	14,068
Net investment income (loss)		44,152
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,542
Futures contracts	(69)
Swap agreements	(707)
Total net realized gain (loss)		70,766
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,906)
Futures contracts	203
Swap agreements	(1,325)
Delayed delivery commitments	(2,114)
Total change in net unrealized appreciation (depreciation)		(11,142)
Net gain (loss)		59,624
Net increase (decrease) in net assets resulting from operations		$ 103,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,152	$ 8,396	$ 118,879
Net realized gain (loss)	70,766	35,205	124,737
Change in net unrealized appreciation (depreciation)	(11,142)	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	103,776	107,682	161,514
Distributions to shareholders from net investment income	(42,483)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(173,336)	(8,141)	(255,718)
Share transactions - net increase (decrease)	77,230	41,240	(695,616)
Total increase (decrease) in net assets	7,670	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including undistributed net investment income of $2,927 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,373,805	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.074	.015	.199	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.120	.199	.108	.424	.466	.387	.033
Total from investment operations	.194	.214	.307	.666	.822	.789	.344
Distributions from net investment income	(.071)	(.014)	(.191)	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.334)	(.014)	(.447)	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.79%	2.00%	2.94%	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net Assets F,J
Expenses before reductions	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of fee waivers, if any	.77% A	.76% A	.77%	.77%	.77%	.81%	.78% A
Expenses net of all reductions	.77% A	.76% A	.77%	.77%	.77%	.80%	.77% A
Net investment income (loss)	1.38% A	1.61% A	1.88%	2.28%	3.33%	3.88%	4.08% A
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 345	$ 329	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.075	.015	.201	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.120	.209	.098	.425	.466	.387	.036
Total from investment operations	.195	.224	.299	.668	.823	.791	.342
Distributions from net investment income	(.072)	(.014)	(.193)	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.335)	(.014)	(.449)	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.80%	2.10%	2.86%	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net Assets F,J
Expenses before reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of fee waivers, if any	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Expenses net of all reductions	.76% A	.75% A	.76%	.76%	.76%	.78%	.79% A
Net investment income (loss)	1.40% A	1.62% A	1.89%	2.29%	3.33%	3.90%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 286	$ 272	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.035	.008	.122	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.467	.387	.037
Total from investment operations	.155	.218	.220	.589	.745	.716	.288
Distributions from net investment income	(.032)	(.008)	(.114)	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.295)	(.008)	(.370)	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.42%	2.04%	2.10%	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net Assets F,J
Expenses before reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of fee waivers, if any	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.51%	1.50% A
Expenses net of all reductions	1.50% A	1.49% A	1.50%	1.50%	1.50%	1.50%	1.50% A
Net investment income (loss)	.65% A	.90% A	1.15%	1.55%	2.60%	3.17%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 26	$ 25	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 H	2011 L	2010 L	2009 L	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) E	.034	.008	.121	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.120	.210	.098	.425	.468	.387	.033
Total from investment operations	.154	.218	.219	.588	.743	.713	.282
Distributions from net investment income	(.031)	(.008)	(.113)	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.294)	(.008)	(.369)	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	1.41%	2.04%	2.09%	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net Assets F,J
Expenses before reductions	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of fee waivers, if any	1.52% A	1.50% A	1.51%	1.51%	1.52%	1.53%	1.55% A
Expenses net of all reductions	1.52% A	1.50% A	1.51%	1.51%	1.51%	1.53%	1.55% A
Net investment income (loss)	.63% A	.88% A	1.14%	1.54%	2.58%	3.15%	3.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 95	$ 89	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate G	230% A	466% A,M	430%	355%	380% K	269%	164% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. I For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Government Income

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 J	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Income from Investment Operations
Net investment income (loss) D	.091	.018	.233	.275	.390	.438	.443
Net realized and unrealized gain (loss)	.130	.199	.108	.415	.476	.378	.068
Total from investment operations	.221	.217	.341	.690	.866	.816	.511
Distributions from net investment income	(.088)	(.017)	(.225)	(.265)	(.386)	(.436)	(.456)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	(.005)
Total distributions	(.351)	(.017)	(.481)	(.630)	(.486)	(.436)	(.461)
Net asset value, end of period	$ 10.75	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Total Return B,C	2.05%	2.03%	3.27%	6.69%	8.49%	8.25%	5.22%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.70% A	1.91% A	2.20%	2.60%	3.65%	4.23%	4.42%
Supplemental Data
Net assets, end of period (in millions)	$ 4,225	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154	$ 6,118
Portfolio turnover rate F	230% A	466% A,K	430%	355%	380% I	269%	164% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011 G	2011 K	2010 K	2009 K	2008 K	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment income (loss) D	.088	.017	.225	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.119	.210	.099	.425	.466	.388	.034
Total from investment operations	.207	.227	.324	.692	.851	.820	.363
Distributions from net investment income	(.084)	(.017)	(.218)	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-	-
Total distributions	(.347)	(.017)	(.474)	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.76	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C	1.92%	2.12%	3.10%	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net Assets E,I
Expenses before reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of fee waivers, if any	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Expenses net of all reductions	.52% A	.52% A	.52%	.53%	.51%	.51%	.53% A
Net investment income (loss)	1.63% A	1.84% A	2.13%	2.52%	3.59%	4.17%	4.32% A
Supplemental Data
Net assets, end of period (in millions)	$ 352	$ 344	$ 344	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate F	230% A	466% A,L	430%	355%	380% J	269%	164% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. H For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 204,095
Gross unrealized depreciation	(4,231)
Net unrealized appreciation (depreciation) on securities and other investments	$ 199,864
Tax cost	$ 5,355,104

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on over-the-counter (OTC) derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (69)	$ 203
Swap Agreements	(707)	(1,325)
Totals (a)	$ (776)	$ (1,122)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

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5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $20,729 and $4,203, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 457	$ 9
Class T	-%	.25%	373	2
Class B	.65%	.25%	114	83
Class C	.75%	.25%	509	74
			$ 1,453	$ 168

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	13
Class B*	29
Class C*	8
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 308.17
Class T	228.15
Class B	31.24
Class C	82.16
Government Income	2,147.10
Institutional Class	296.17
	$ 3,092

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $113.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 2,393	$ 449	$ 6,937
Class T	1,978	375	5,513
Class B	74	18	332
Class C	287	65	1,100
Government Income	34,986	6,712	94,692
Institutional Class	2,765	522	6,323
Total	$ 42,483	$ 8,141	$ 114,897
From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	8,211	2,036	10,505
Reinvestment of distributions	944	38	1,423
Shares redeemed	(6,368)	(1,114)	(20,985)
Net increase (decrease)	2,787	960	(9,057)
Class T
Shares sold	6,692	1,638	9,053
Reinvestment of distributions	826	34	1,221
Shares redeemed	(5,790)	(844)	(15,795)
Net increase (decrease)	1,728	828	(5,521)
Class B
Shares sold	166	131	275
Reinvestment of distributions	50	1	93
Shares redeemed	(459)	(63)	(1,536)
Net increase (decrease)	(243)	69	(1,168)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

	Shares
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	2,059	627	2,426
Reinvestment of distributions	183	4	261
Shares redeemed	(1,492)	(235)	(5,248)
Net increase (decrease)	750	396	(2,561)
Government Income
Shares sold	56,827	15,991	105,621
Reinvestment of distributions	12,331	590	18,687
Shares redeemed	(68,324)	(14,407)	(178,425)
Net increase (decrease)	834	2,174	(54,117)
Institutional Class
Shares sold	8,064	1,083	12,979
Reinvestment of distributions	979	45	1,192
Shares redeemed	(7,867)	(1,758)	(8,205)
Net increase (decrease)	1,176	(630)	5,966
	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 88,934	$ 22,105	$ 111,665
Reinvestment of distributions	10,225	412	15,111
Shares redeemed	(68,816)	(12,108)	(221,593)
Net increase (decrease)	$ 30,343	$ 10,409	$ (94,817)
Class T
Shares sold	$ 72,414	$ 17,802	$ 96,270
Reinvestment of distributions	8,939	366	12,970
Shares redeemed	(62,592)	(9,169)	(166,943)
Net increase (decrease)	$ 18,761	$ 8,999	$ (57,703)
Class B
Shares sold	$ 1,801	$ 1,417	$ 2,957
Reinvestment of distributions	543	14	985
Shares redeemed	(4,959)	(683)	(16,266)
Net increase (decrease)	$ (2,615)	$ 748	$ (12,324)
Class C
Shares sold	$ 22,298	$ 6,815	$ 25,890
Reinvestment of distributions	1,983	46	2,774
Shares redeemed	(16,097)	(2,561)	(55,376)
Net increase (decrease)	$ 8,184	$ 4,300	$ (26,712)

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12. Share Transactions - continued

	Dollars
	6 months ended February 29, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 614,097	$ 173,420	$ 1,120,288
Reinvestment of distributions	133,373	6,422	198,243
Shares redeemed	(737,698)	(156,265)	(1,885,694)
Net increase (decrease)	$ 9,772	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 87,188	$ 11,762	$ 137,402
Reinvestment of distributions	10,596	491	12,645
Shares redeemed	(84,999)	(19,046)	(86,944)
Net increase (decrease)	$ 12,785	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories.

Semiannual Report

Fidelity Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-USAN-0412
1.834234.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Intermediate
Government Income Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Actual	.45%	$ 1,000.00	$ 1,008.80	$ 2.25
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.63	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 29, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.1	0.7
0.01 - 0.99%	35.6	34.3
1 - 1.99%	19.7	18.5
2 - 2.99%	12.3	10.5
3 - 3.99%	13.7	16.0
4 - 4.99%	7.3	10.8
5 - 5.99%	5.7	5.5
6% and over	2.5	2.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2012
6 months ago
Years	5.5	5.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	3.7	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Mortgage Securities 4.7%		Mortgage Securities 9.1%
	CMOs and Other Mortgage Related Securities 19.6%		CMOs and Other Mortgage Related Securities 13.0%
	U.S. Treasury Obligations 58.6%		U.S. Treasury Obligations 64.4%
	U.S. Government Agency Obligations† 14.3%		U.S. Government Agency Obligations† 15.2%
	Foreign Government & Government Agency Obligations 1.3%		Foreign Government & Government Agency Obligations 1.3%
	Short-Term Investments and Net Other Assets 1.5%		Short-Term Investments and Net Other Assets†† (3.0)%
* Futures and Swaps	9.0%	** Futures and Swaps	5.6%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 6.9%
Fannie Mae:
0.375% 12/28/12	$ 8,610	$ 8,627
0.375% 3/16/15	11,662	11,602
1.125% 4/27/17	11,744	11,718
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,505
0.375% 1/29/14	3,000	2,999
0.875% 12/27/13	465	470
Freddie Mac:
0.375% 11/30/12	2,964	2,969
0.625% 12/29/14	13,853	13,889
1% 7/30/14	5,481	5,553
1% 8/27/14	3,738	3,787
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,658
5.685% 5/15/12	3,915	3,960
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	406	449
Tennessee Valley Authority 3.875% 2/15/21	7,910	8,980
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		80,166
U.S. Treasury Obligations - 58.6%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,649
U.S. Treasury Notes:
0.125% 12/31/13	7,742	7,718
0.25% 11/30/13	1,400	1,399
0.25% 1/31/14	30,000	29,973
0.25% 9/15/14	20,565	20,494
0.25% 12/15/14	12,000	11,948
0.25% 1/15/15	32,989	32,842
0.25% 2/15/15	17,206	17,121
0.375% 11/15/14	15,000	14,989
0.5% 8/15/14	31,309	31,407
0.5% 10/15/14	1,475	1,479
0.625% 7/15/14	32,360	32,562
0.75% 6/15/14	12,024	12,135
0.875% 11/30/16	5,755	5,770
0.875% 2/28/17	31,452	31,457
1% 9/30/16	30,983	31,286
1.375% 11/30/15	941	968
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/28/19	$ 76,900	$ 76,792
1.75% 7/31/15	2,000	2,083
1.875% 6/30/15	35,554	37,154
2% 11/15/21	5,819	5,846
2% 2/15/22	6,212	6,223
2.125% 5/31/15	352	370
2.125% 8/15/21	26,090	26,604
2.375% 8/31/14	9,290	9,749
2.375% 9/30/14	4,572	4,805
2.375% 10/31/14	16,136	16,976
2.375% 7/31/17	12,000	12,879
2.375% 6/30/18	6,062	6,488
2.5% 3/31/15	7,000	7,435
2.5% 6/30/17	1,800	1,944
2.625% 2/29/16	12,000	12,938
3% 9/30/16	6,641	7,305
3% 2/28/17	26,424	29,161
3.125% 10/31/16	3,971	4,393
3.125% 1/31/17	27,081	30,026
3.125% 5/15/19	26,941	30,083
3.625% 2/15/20	11,372	13,122
4.25% 8/15/15	1,106	1,246
4.5% 5/15/17 (b)	1,369	1,618
4.625% 2/15/17	14,625	17,286
4.75% 8/15/17	12,139	14,574
TOTAL U.S. TREASURY OBLIGATIONS		681,297
Other Government Related - 7.4%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	1,493	1,498
3.125% 6/15/12 (FDIC Guaranteed) (a)	305	308
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	20,600	20,824
1.875% 11/15/12 (FDIC Guaranteed) (a)	3,800	3,845
General Electric Capital Corp. 2.625% 12/28/12 (FDIC Guaranteed) (a)	4,364	4,452
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	15,000	15,156
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	306	309
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.6463% 12/7/20 (NCUA Guaranteed) (c)	$ 2,562	$ 2,570
Series 2011-R1 Class 1A, 0.7453% 1/8/20 (NCUA Guaranteed) (c)	3,860	3,869
Series 2011-R4 Class 1A, 0.6753% 3/6/20 (NCUA Guaranteed) (c)	2,279	2,280
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,724
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,449
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,049
TOTAL OTHER GOVERNMENT RELATED		85,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $820,946)		846,796
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae: - 0.9%
1.925% 12/1/34 (c)	29	31
1.926% 2/1/33 (c)	34	35
1.952% 3/1/35 (c)	33	35
1.964% 10/1/33 (c)	17	17
2.036% 7/1/35 (c)	16	17
2.05% 3/1/35 (c)	5	6
2.115% 10/1/35 (c)	43	45
2.223% 11/1/33 (c)	86	90
2.301% 7/1/34 (c)	20	21
2.303% 6/1/36 (c)	21	22
2.317% 7/1/36 (c)	132	138
2.322% 1/1/35 (c)	154	164
2.393% 9/1/36 (c)	75	80
2.406% 3/1/33 (c)	81	85
2.424% 10/1/33 (c)	30	32
2.448% 3/1/35 (c)	19	20
2.448% 2/1/36 (c)	65	68
2.487% 11/1/36 (c)	196	209
2.537% 7/1/35 (c)	41	43
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.538% 2/1/37 (c)	$ 314	$ 331
2.571% 6/1/47 (c)	89	94
2.609% 5/1/36 (c)	41	43
2.632% 4/1/36 (c)	256	273
2.929% 8/1/35 (c)	435	464
3.471% 3/1/40 (c)	1,905	1,973
4% 9/1/13	60	63
5% 2/1/16 to 4/1/22	142	152
5.5% 10/1/20 to 4/1/21	3,662	3,992
5.954% 3/1/37 (c)	45	48
6% 6/1/16 to 3/1/34	1,391	1,553
6.5% 6/1/16 to 5/1/27	736	811
7% 9/1/12 to 9/1/14	21	22
10.25% 10/1/18	2	3
11% 9/1/15 to 1/1/16	9	9
11.25% 5/1/14 to 1/1/16	15	17
11.5% 1/1/13 to 6/15/19	19	20
12.25% 8/1/13	0*	0*
12.5% 1/1/13 to 7/1/16	41	45
13% 10/1/14	15	16
		11,087
Freddie Mac - 1.4%
1.915% 3/1/35 (c)	93	96
2.076% 7/1/35 (c)	807	851
2.095% 5/1/37 (c)	47	49
2.2% 3/1/37 (c)	22	23
2.281% 6/1/33 (c)	186	193
2.292% 11/1/35 (c)	169	178
2.35% 7/1/35 (c)	204	217
2.403% 10/1/36 (c)	215	225
2.41% 10/1/35 (c)	184	194
2.454% 5/1/37 (c)	47	49
2.462% 5/1/37 (c)	324	343
2.469% 5/1/37 (c)	611	650
2.48% 4/1/34 (c)	755	797
2.549% 2/1/36 (c)	14	15
2.62% 2/1/37 (c)	35	36
2.638% 4/1/37 (c)	64	68
2.639% 6/1/37 (c)	143	153
2.795% 7/1/36 (c)	75	79
2.798% 7/1/35 (c)	185	196
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.943% 3/1/33 (c)	$ 6	$ 6
3.149% 10/1/35 (c)	31	33
5.5% 11/1/18 to 11/1/21	9,560	10,418
5.847% 6/1/37 (c)	23	24
6.5% 12/1/21	294	325
6.662% 8/1/37 (c)	78	82
7.22% 4/1/37 (c)	4	4
9% 7/1/16	8	8
9.5% 7/1/16 to 8/1/21	103	116
10% 4/1/15 to 3/1/21	170	192
10.5% 1/1/21	2	2
11% 9/1/20	6	8
11.25% 6/1/14	19	21
11.5% 10/1/15 to 11/1/15	14	15
12% 2/1/13 to 11/1/19	7	8
12.25% 11/1/13	5	5
12.5% 1/1/13 to 6/1/19	103	113
13% 12/1/13 to 5/1/17	10	11
14% 11/1/12 to 4/1/16	1	1
		15,804
Ginnie Mae - 2.4%
4% 9/15/25	535	577
4.626% 3/1/62 (f)	1,825	2,055
4.65% 3/1/62 (f)	1,600	1,787
4.684% 1/20/62 (f)	5,496	6,196
5.5% 2/20/60 (f)	12,831	14,394
5.612% 4/20/58 (f)	2,531	2,715
8% 12/15/23	194	226
8.5% 6/15/16 to 2/15/17	2	3
10.5% 9/15/15 to 10/15/21	274	321
11% 5/20/16 to 1/20/21	25	30
13% 9/15/13 to 10/15/13	3	3
13.25% 8/15/14	3	4
13.5% 12/15/14	1	1
		28,312
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $53,426)		55,203
Collateralized Mortgage Obligations - 19.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 19.0%
Fannie Mae:
floater Series 2011-63 Class FL, 0.644% 7/25/41 (c)	$ 7,156	$ 7,175
Series 2011-67 Class AI, 4% 7/25/26 (d)	1,097	117
Fannie Mae Guaranteed Mtg. pass-thru certificates:
floater:
Series 1994-42 Class FK, 1.51% 4/25/24 (c)	1,479	1,526
Series 2010-15 Class FJ, 1.174% 6/25/36 (c)	5,866	5,944
Series 2011-83 Class FB, 0.744% 9/25/41 (c)	5,508	5,506
Series 2011-89 Class FP, 0.544% 3/25/39 (c)	7,019	7,017
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	33	37
Series 2003-28 Class KG, 5.5% 4/25/23	725	809
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,252
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,960
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,836
Series 2010-109 Class IM, 5.5% 9/25/40 (d)	4,583	694
Series 2010-39 Class FG, 1.164% 3/25/36 (c)	3,044	3,093
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.224% 8/25/31 (c)	281	285
Series 2002-60 Class FV, 1.244% 4/25/32 (c)	77	78
Series 2002-74 Class FV, 0.694% 11/25/32 (c)	2,551	2,562
Series 2002-75 Class FA, 1.244% 11/25/32 (c)	158	161
Series 2008-76 Class EF, 0.744% 9/25/23 (c)	1,045	1,049
Series 2011-104 Class FK, 0.614% 3/25/39 (c)	4,139	4,133
planned amortization:
Series 2003-92 Class PD, 4.5% 3/25/17	6,438	6,507
Series 2005-19 Class PA, 5.5% 7/25/34	1,680	1,865
Series 2005-64 Class PX, 5.5% 6/25/35	1,689	1,886
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	389	418
Series 2002-9 Class PC, 6% 3/25/17	29	31
Series 2004-80 Class LD, 4% 1/25/19	659	680
Series 2005-52 Class PB, 6.5% 12/25/34	292	311
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	111	119
Series 2002-57 Class BD, 5.5% 9/25/17	99	107
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,299
Series 2004-91 Class Z, 5% 12/25/34	2,096	2,362
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,945
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2009-82 Class FD, 1.094% 10/25/39 (c)	$ 2,472	$ 2,507
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,630	374
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5985% 5/15/38 (c)	6,932	6,923
planned amortization class:
Series 3856 Class KF, 0.6985% 5/15/41 (c)	4,896	4,885
Series 3867, 0.5985% 4/15/40 (c)	8,197	8,194
Freddie Mac floater 0.5485% 7/15/36 (c)	5,713	5,703
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2526 Class FC, 0.6485% 11/15/32 (c)	394	395
Series 2630 Class FL, 0.7485% 6/15/18 (c)	36	36
Series 3346 Class FA, 0.4785% 2/15/19 (c)	4,852	4,859
Series 3419 Class FD, 1.0185% 2/15/38 (c)	2,493	2,525
floater planned amortization Series 3950 Class QF, 0.7485% 8/15/40 (c)	4,496	4,506
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	114	122
Series 2376 Class JE, 5.5% 11/15/16	109	116
Series 2381 Class OG, 5.5% 11/15/16	68	73
Series 2425 Class JH, 6% 3/15/17	136	146
Series 2640 Class GE, 4.5% 7/15/18	3,690	3,909
Series 2672 Class MG, 5% 9/15/23	1,630	1,845
Series 2684 Class FP, 0.7485% 1/15/33 (c)	4,112	4,125
Series 2695 Class DG, 4% 10/15/18	1,635	1,750
Series 2802 Class OB, 6% 5/15/34	1,355	1,575
Series 2810 Class PD, 6% 6/15/33	585	611
Series 3147 Class PF, 0.5485% 4/15/36 (c)	2,456	2,440
Series 3741 Class YU, 3.5% 11/15/22	3,140	3,303
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,183	1,319
Series 2357 Class ZB, 6.5% 9/15/31	995	1,115
Series 2570 Class CU, 4.5% 7/15/17	15	16
Series 2582 Class CG, 4% 11/15/17	2,890	2,957
Series 2877 Class ZD, 5% 10/15/34	2,711	3,044
Series 2998 Class LY, 5.5% 7/15/25	295	338
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,298
Series 3013 Class VJ, 5% 1/15/14	653	676
Series 3277 Class B, 4% 2/15/22	1,200	1,303
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-Class pass-thru certificates: - continued
sequential payer:
Series 3578, Class B, 4.5% 9/15/24	$ 1,820	$ 1,994
Series 3659 Class EJ 3% 6/15/18	2,029	2,093
Series 3675 Class CA, 3% 4/15/20	15,421	15,939
Series 2715 Class NG, 4.5% 12/15/18	890	964
Ginnie Mae:
0% 3/1/62 (c)(f)	960	964
0% 3/1/62 (c)(f)	2,190	2,190
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5755% 7/20/60 (c)(f)	3,863	3,795
Series 2010-H18 Class AF, 0.5703% 9/20/60 (c)(f)	3,960	3,881
Series 2010-H19 Class FG, 0.5455% 8/20/60 (c)(f)	5,053	4,965
Series 2010-H27 Series FA, 0.6255% 12/20/60 (c)(f)	1,184	1,168
Series 2011-H03 Class FA, 0.7455% 1/20/61 (c)(f)	3,690	3,665
Series 2011-H05 Class FA, 0.7455% 12/20/60 (c)(f)	2,530	2,513
Series 2011-H07 Class FA, 0.7455% 2/20/61 (c)(f)	4,068	3,999
Series 2011-H12 Class FA, 0.7355% 2/20/61 (c)(f)	5,060	4,973
Series 2011-H13 Class FA, 0.7455% 4/20/61 (c)(f)	2,138	2,123
Series 2011-H14:
Class FB, 0.7455% 5/20/61 (c)(f)	2,323	2,295
Class FC, 0.7455% 5/20/61 (c)(f)	2,372	2,343
Series 2011-H17 Class FA, 0.7755% 6/20/61 (c)(f)	2,963	2,948
Series 2011-H21 Class FA, 0.8455% 10/20/61 (c)(f)	3,049	3,044
Series 2012-H01 Class FA, 0.9455% 11/20/61 (c)(f)	2,388	2,397
0% 2/1/62 (c)(f)	1,440	1,439
planned amortization class Series 2011-79 Class PO, 6/20/40 (e)	4,130	3,493
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-42 Class OP, 4/20/40 (e)	$ 5,472	$ 4,628
Government National Mortgage Association planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,271	254
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $219,136)		220,819
Commercial Mortgage Securities - 0.6%

Freddie Mac Multi-Class pass-thru certificates Series K706:
Class A1, 1.691% 11/25/44	3,000	3,043
Class A2, 2.323% 11/25/44	3,600	3,668
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,699)		6,711
Foreign Government and Government Agency Obligations - 1.3%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	1,064	1,357
5.5% 12/4/23	10,700	13,672
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,300)		15,029
Cash Equivalents - 1.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $22,596)	$ 22,596	$ 22,596
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,136,103)		1,167,154
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,004)
NET ASSETS - 100%		$ 1,162,150
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
473 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	$ 104,171	$ (9)

The face value of futures purchased as a percentage of net assets is 9%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $46,392,000 or 4.0% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $189,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,596,000 due 3/01/12 at 0.14%
Citibank NA	$ 3,960
Credit Suisse Securities (USA) LLC	16,656
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,980
$ 22,596
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 846,796	$ -	$ 846,796	$ -
U.S. Government Agency - Mortgage Securities	55,203	-	55,203	-
Collateralized Mortgage Obligations	220,819	-	220,819	-
Commercial Mortgage Securities	6,711	-	6,711	-
Foreign Government and Government Agency Obligations	15,029	-	15,029	-
Cash Equivalents	22,596	-	22,596	-
Total Investments in Securities:	$ 1,167,154	$ -	$ 1,167,154	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (9)	$ (9)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (9)
Total Value of Derivatives	$ -	$ (9)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $22,596) - See accompanying schedule: Unaffiliated issuers (cost $1,136,103)		$ 1,167,154
Receivable for investments sold		17,444
Receivable for fund shares sold		905
Interest receivable		2,915
Total assets		1,188,418

Liabilities
Payable for investments purchased	$ 24,702
Payable for fund shares redeemed	997
Distributions payable	99
Accrued management fee	308
Payable for daily variation margin on futures contracts	30
Other affiliated payables	132
Total liabilities		26,268

Net Assets		$ 1,162,150
Net Assets consist of:
Paid in capital		$ 1,123,338
Undistributed net investment income		108
Accumulated undistributed net realized gain (loss) on investments		7,662
Net unrealized appreciation (depreciation) on investments		31,042
Net Assets, for 106,010 shares outstanding		$ 1,162,150
Net Asset Value, offering price and redemption price per share ($1,162,150 ÷ 106,010 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Interest		$ 9,763

Expenses
Management fee	$ 1,879
Transfer agent fees	594
Fund wide operations fee	196
Independent trustees' compensation	2
Miscellaneous	2
Total expenses before reductions	2,673
Expense reductions	(2)	2,671
Net investment income (loss)		7,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,161
Futures contracts	(112)
Total net realized gain (loss)		11,049
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,092)
Futures contracts	(14)
Delayed delivery commitments	(48)
Total change in net unrealized appreciation (depreciation)		(7,154)
Net gain (loss)		3,895
Net increase (decrease) in net assets resulting from operations		$ 10,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,092	$ 1,396	$ 20,392
Net realized gain (loss)	11,049	6,823	29,406
Change in net unrealized appreciation (depreciation)	(7,154)	8,663	(13,873)
Net increase (decrease) in net assets resulting from operations	10,987	16,882	35,925
Distributions to shareholders from net investment income	(7,413)	(1,500)	(20,486)
Distributions to shareholders from net realized gain	(20,299)	-	(35,778)
Total distributions	(27,712)	(1,500)	(56,264)
Share transactions Proceeds from sales of shares	83,977	26,596	190,884
Reinvestment of distributions	25,260	1,354	51,734
Cost of shares redeemed	(136,445)	(28,700)	(448,298)
Net increase (decrease) in net assets resulting from share transactions	(27,208)	(750)	(205,680)
Total increase (decrease) in net assets	(43,933)	14,632	(226,019)

Net Assets
Beginning of period	1,206,083	1,191,451	1,417,470
End of period (including undistributed net investment income of $108 and undistributed net investment income of $429 and undistributed net investment income of $534, respectively)	$ 1,162,150	$ 1,206,083	$ 1,191,451
Other Information Shares
Sold	7,634	2,397	17,484
Issued in reinvestment of distributions	2,294	122	4,756
Redeemed	(12,414)	(2,589)	(41,337)
Net increase (decrease)	(2,486)	(70)	(19,097)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011E	2011G	2010G	2009G	2008G	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Income from Investment Operations
Net investment income (loss)D	.066	.013	.171	.214	.278	.398	.435
Net realized and unrealized gain (loss)	.031	.151	.155	.423	.439	.413	.067
Total from investment operations	.097	.164	.326	.637	.717	.811	.502
Distributions from net investment income	(.069)	(.014)	(.172)	(.212)	(.277)	(.421)	(.452)
Distributions from net realized gain	(.188)	-	(.284)	(.125)	-	-	-
Total distributions	(.257)	(.014)	(.456)	(.337)	(.277)	(.421)	(.452)
Net asset value, end of period	$ 10.96	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97
Total ReturnB,C	.88%	1.49%	3.04%	6.02%	6.98%	8.24%	5.14%
Ratios to Average Net AssetsF
Expenses before reductions	.45%A	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.20%A	1.37%A	1.57%	1.98%	2.59%	3.86%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,162	$ 1,206	$ 1,191	$ 1,417	$ 1,563	$ 974	$ 700
Portfolio turnover rate	182%A	258%A	339%	227%	305%	318%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and loss deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Gross unrealized appreciation	$ 32,587
Gross unrealized depreciation	(1,385)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,202

Tax cost	$ 1,135,952

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of ($112) and a change in net unrealized appreciation (depreciation) of ($14) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $- and $1,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $13.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) at 35 basis points, (ii) limit the "class-level" transfer agent fee to 10 basis points, and (iii) limit the fund's total expenses to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without Board and shareholder approval.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SLM-USAN-0412
1.844595.106

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Total Bond

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.84%
Actual		$ 1,000.00	$ 1,033.70	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Class T	.78%
Actual		$ 1,000.00	$ 1,034.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.30	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.52%
Actual		$ 1,000.00	$ 1,030.20	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Total Bond	.45%
Actual		$ 1,000.00	$ 1,035.70	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 59.5%	U.S. Government and U.S. Government Agency Obligations 68.0%
AAA 5.4%	AAA 6.8%
AA 2.6%	AA 2.6%
A 5.7%	A 6.6%
BBB 12.3%	BBB 11.3%
BB and Below 11.0%	BB and Below 10.0%
Not Rated 1.0%	Not Rated 0.9%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets† (6.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 24.2%		Corporate Bonds 23.1%
	U.S. Government and U.S. Government Agency Obligations 59.5%		U.S. Government and U.S. Government Agency Obligations 68.0%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 7.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.1%
	Other Investments 5.7%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (6.3)%
* Foreign investments	5.4%	** Foreign investments	5.3%
* Futures and Swaps	1.0%	** Futures and Swaps	1.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Corporate Bonds - 23.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		600,000	579,000
TOTAL CONVERTIBLE BONDS			849,000
Nonconvertible Bonds - 23.9%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	3,022,813
Dana Holding Corp.:
6.5% 2/15/19		2,755,000	2,982,288
6.75% 2/15/21		3,675,000	3,987,375
Delphi Corp.:
5.875% 5/15/19 (e)		1,685,000	1,777,675
6.125% 5/15/21 (e)		1,615,000	1,729,988
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,617,875
7.75% 8/15/18		1,400,000	1,519,000
			16,637,014
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	598,000
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19		3,090,000	3,113,175
8.25% 6/15/21		5,205,000	5,257,050
Ford Motor Co. 7.45% 7/16/31		5,655,000	7,259,606
			16,227,831
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,267,550
6.5% 5/20/21		600,000	606,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,619,200
			3,492,750
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,221,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		$ 2,570,000	$ 2,769,175
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		320,000	336,000
Chukchansi Economic Development Authority 8% 11/15/13 (e)		325,000	224,250
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		3,590,000	3,778,475
7.625% 1/15/16 (e)		1,930,000	2,012,025
11.5% 1/15/17 pay-in-kind (k)		2,012,204	2,143,612
FelCor Lodging LP 6.75% 6/1/19		4,875,000	4,984,688
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
Host Marriott LP 6.375% 3/15/15		250,000	253,125
ITT Corp. 7.375% 11/15/15		250,000	287,500
MGM Mirage, Inc.:
6.625% 7/15/15		7,475,000	7,531,063
7.5% 6/1/16		4,130,000	4,191,950
7.625% 1/15/17		5,355,000	5,408,550
8.625% 2/1/19 (e)		2,940,000	3,131,100
11.375% 3/1/18		2,460,000	2,896,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(k)		1,602,975	1,514,811
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		2,950,000	3,112,250
Pinnacle Entertainment, Inc. 7.5% 6/15/15		1,035,000	1,066,050
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	496,946
yankee:
7.25% 6/15/16		3,985,000	4,383,500
7.5% 10/15/27		3,070,000	3,100,700
Times Square Hotel Trust 8.528% 8/1/26 (e)		863,814	920,766
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	857,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,091,250
			58,338,998
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,430,000	1,415,700
8% 3/15/20		305,000	306,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
6.95% 6/1/18		$ 4,640,000	$ 4,895,200
12.25% 6/1/17		1,135,000	1,452,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		2,125,000	2,348,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		3,760,000	4,107,800
9% 5/15/18 (e)		970,000	974,850
9.875% 8/15/19 (e)		1,670,000	1,726,363
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	6,982,125
10.75% 9/15/16		2,370,000	2,722,538
Toll Brothers Finance Corp. 5.875% 2/15/22		1,095,000	1,133,325
			28,065,351
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,768,075
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	669,664
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,520,979
8.625% 9/15/17		3,505,000	3,934,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,223,438
6.625% 1/31/22		1,755,000	1,877,850
7% 1/15/19		8,610,000	9,277,275
7.25% 10/30/17		3,380,000	3,658,850
7.875% 4/30/18		865,000	945,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		10,180,000	10,943,500
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,649,519
5.15% 3/1/20		435,000	509,726
5.7% 5/15/18		14,629,000	17,279,146
6.4% 3/1/40		4,490,000	5,733,919
6.45% 3/15/37		2,196,000	2,737,290
6.55% 7/1/39		9,000,000	11,423,178
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,682,229
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,593,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.7% 6/1/15		$ 7,129,000	$ 7,642,103
6.35% 6/1/40		6,392,000	8,036,949
Insight Communications, Inc. 9.375% 7/15/18 (e)		2,030,000	2,329,425
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)		660,000	712,800
Lamar Media Corp. 5.875% 2/1/22 (e)		390,000	396,318
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,769,591
5.15% 4/30/20		11,614,000	13,424,866
6.4% 4/30/40		18,278,000	22,866,555
News America Holdings, Inc. 7.75% 12/1/45		663,000	797,211
News America, Inc.:
6.15% 3/1/37		4,759,000	5,478,889
6.15% 2/15/41		11,572,000	13,745,927
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,074,700
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,158,000
7.75% 3/15/16		2,485,000	2,562,656
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,094,680
5.5% 9/1/41		10,000,000	10,988,870
5.85% 5/1/17		7,607,000	8,952,222
6.2% 7/1/13		2,898,000	3,103,338
6.75% 7/1/18		13,763,000	16,917,342
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,336
5.375% 10/15/41		3,115,000	3,451,831
5.875% 11/15/16		368,000	435,168
6.2% 3/15/40		11,792,000	13,983,001
6.5% 11/15/36		9,243,000	11,278,725
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	877,625
Univision Communications, Inc.:
6.875% 5/15/19 (e)		2,680,000	2,713,500
8.5% 5/15/21 (e)		4,695,000	4,648,050
UPC Holding BV 9.875% 4/15/18 (e)		1,190,000	1,320,900
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	1,047,238
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		$ 930,000	$ 949,716
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,579,678
6.75% 10/5/37		1,460,000	1,883,223
			273,956,447
Specialty Retail - 0.1%
AutoNation, Inc. 5.5% 2/1/20		890,000	916,700
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,699,868
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		6,315,000	6,962,288
Staples, Inc. 7.375% 10/1/12		554,000	574,637
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,262,313
			16,415,806
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,606,250
TOTAL CONSUMER DISCRETIONARY			416,961,447
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13		8,433,000	8,607,082
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,081,398
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	4,039,402
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	356,356
5.875% 1/15/36		16,159,000	16,428,661
6.375% 6/15/14		3,374,000	3,724,764
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		10,217,000	10,652,673
			45,122,086
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	120,513
8% 5/1/31		765,000	594,788
BFF International Ltd. 7.25% 1/28/20 (e)		800,000	896,000
Rite Aid Corp.:
9.25% 3/15/20 (e)		2,890,000	2,926,125
9.375% 12/15/15		955,000	983,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.5% 6/15/17		$ 4,960,000	$ 5,034,400
SUPERVALU, Inc. 8% 5/1/16		865,000	899,600
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,661,250
			15,116,326
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	11,200,559
Gruma SAB de CV 7.75% (Reg. S) (f)		1,285,000	1,288,213
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)		705,000	724,388
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,392,015
6.125% 2/1/18		10,623,000	12,736,361
6.5% 8/11/17		10,238,000	12,426,905
6.75% 2/19/14		540,000	598,740
MHP SA 10.25% 4/29/15 (e)		985,000	960,375
Post Holdings, Inc. 7.375% 2/15/22 (e)		950,000	1,011,750
			53,339,306
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,286,988
Prestige Brands, Inc. 8.125% 2/1/20 (e)		165,000	179,438
			2,466,426
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	366,339
9.7% 11/10/18		23,631,000	32,167,817
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,850,261
5.65% 5/16/18		7,161,000	8,588,381
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,430,460
7.25% 6/15/37		5,056,000	6,063,448
			61,466,706
TOTAL CONSUMER STAPLES			177,510,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Calfrac Holdings LP 7.5% 12/1/20 (e)		$ 3,570,000	$ 3,587,850
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,285,200
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	12,160,502
5.35% 3/15/20 (e)		8,816,000	9,733,843
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,116,078
5% 10/1/21		7,366,000	7,689,809
6.5% 4/1/20		738,000	822,104
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,412,400
Exterran Holdings, Inc. 7.25% 12/1/18		6,485,000	6,241,813
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,566,150
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,605,000	1,701,300
Noble Holding International Ltd. 3.45% 8/1/15		632,000	660,996
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,063,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,357,250
Precision Drilling Corp.:
6.5% 12/15/21 (e)		170,000	181,475
6.625% 11/15/20		1,890,000	2,022,300
SESI LLC 7.125% 12/15/21 (e)		2,980,000	3,292,900
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,285,260
6.375% 12/15/21		9,999,000	11,796,790
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,287,139
5.15% 3/15/13		2,840,000	2,938,060
			96,202,969
Oil, Gas & Consumable Fuels - 3.4%
Afren PLC 11.5% 2/1/16 (e)		520,000	551,200
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	561,564
6.375% 9/15/17		19,790,000	23,757,756
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,191,925
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,838,052
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,295,000	$ 19,502,263
Chesapeake Energy Corp.:
6.125% 2/15/21		1,505,000	1,516,288
6.875% 11/15/20		1,195,000	1,254,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)		676,000	689,520
6.125% 7/15/22 (e)		1,240,000	1,280,300
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,100,330
5.75% 2/1/19		2,930,000	3,605,386
CONSOL Energy, Inc.:
8% 4/1/17		3,515,000	3,813,775
8.25% 4/1/20		650,000	708,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)		800,000	808,000
Denbury Resources, Inc. 6.375% 8/15/21		1,935,000	2,118,825
DTEK Finance BV 9.5% 4/28/15 (e)		600,000	594,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,049,266
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,652,897
6.45% 11/3/36 (e)		1,801,000	2,005,466
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,438
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,225,097
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,908,303
Energy Transfer Equity LP 7.5% 10/15/20		2,350,000	2,690,750
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	532,193
5.65% 4/1/13		697,000	731,389
EQT Corp. 4.875% 11/15/21		5,066,000	5,181,160
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		1,650,000	1,732,500
Frontier Oil Corp.:
6.875% 11/15/18		485,000	501,975
8.5% 9/15/16		1,950,000	2,086,500
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,898,779
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,758
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 850,000	$ 937,125
7% 5/5/20 (e)		1,635,000	1,876,163
9.125% 7/2/18 (e)		1,855,000	2,300,200
11.75% 1/23/15 (e)		1,860,000	2,259,900
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,865,800
7.75% 2/1/21		1,950,000	2,086,500
8.625% 4/15/20		2,685,000	2,980,350
Marathon Petroleum Corp. 5.125% 3/1/21		16,178,000	17,564,972
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		1,245,000	1,335,263
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,220,904
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,907,516
6.85% 1/15/40 (e)		5,937,000	7,857,228
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,123,125
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,229,934
5.875% 3/10/35		240,000	258,725
6.2% 7/30/19		603,000	716,086
6.4% 5/15/37		4,379,000	5,014,056
NGPL PipeCo LLC 6.514% 12/15/12 (e)		3,327,000	3,212,837
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		1,355,000	1,415,975
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	296,250
8.125% 3/30/18		2,530,000	1,568,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		1,826,000	2,004,035
Pan American Energy LLC 7.875% 5/7/21 (e)		4,370,000	4,457,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		1,775,000	1,783,875
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	720,788
6.625% 6/15/35		945,000	1,082,025
Petro-Canada:
6.05% 5/15/18		3,850,000	4,661,133
6.8% 5/15/38		8,950,000	12,038,332
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		1,420,000	1,505,200
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		$ 10,192,000	$ 10,630,898
5.375% 1/27/21		9,410,000	10,116,860
5.75% 1/20/20		28,708,000	31,578,800
6.75% 1/27/41		7,265,000	8,439,968
6.875% 1/20/40		470,000	550,840
7.875% 3/15/19		10,517,000	12,935,910
8.375% 12/10/18		775,000	965,418
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,454,475
7.25% 8/15/18		1,330,000	1,522,850
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,753,200
5% 10/28/15		380,000	315,400
5.375% 4/12/27		3,310,000	2,068,750
5.5% 4/12/37		2,530,000	1,530,650
8% 11/17/13		975,000	976,950
8.5% 11/2/17 (e)		7,540,000	6,861,400
12.75% 2/17/22 (e)		3,580,000	3,651,600
Petroleos Mexicanos:
4.875% 1/24/22 (e)		12,332,000	12,886,940
5.5% 1/21/21		12,069,000	13,227,624
6% 3/5/20		1,108,000	1,260,350
6.5% 6/2/41		350,000	395,640
6.5% 6/2/41 (e)		15,185,000	17,121,088
6.625% (e)(f)		3,075,000	3,159,563
8% 5/3/19		420,000	527,730
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		608,125	620,288
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,284,238
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,232,602
4.25% 9/1/12		485,000	492,118
5% 2/1/21		5,217,000	5,865,953
6.125% 1/15/17		6,185,000	7,133,995
PT Adaro Indonesia 7.625% 10/22/19 (e)		500,000	555,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		815,000	865,938
6.5% 5/27/41 (e)		595,000	657,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc.:
7.125% 4/1/16		$ 4,415,000	$ 4,238,400
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp. 5% 8/15/22 (g)		1,235,000	1,247,350
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,844,595
5.5% 9/30/14 (e)		6,670,000	7,161,913
5.832% 9/30/16 (e)		1,299,465	1,396,925
6.332% 9/30/27 (e)		1,840,000	2,052,005
6.75% 9/30/19 (e)		4,366,000	5,173,710
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,459,840
Samson Investment Co. 9.75% 2/15/20 (e)		2,385,000	2,498,288
Schlumberger Investment SA 3.3% 9/14/21 (e)		7,355,000	7,591,471
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,034,025
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	389,378
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	351,934
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,802,118
4.6% 6/15/21		2,694,000	2,843,563
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	13,609,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)		560,000	583,800
6.875% 2/1/21		685,000	732,950
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,755,765
Williams Partners LP 4.125% 11/15/20		2,399,000	2,532,387
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	994,500
6% 1/15/22 (e)		1,535,000	1,588,725
XTO Energy, Inc.:
4.9% 2/1/14		267,000	287,723
5% 1/31/15		1,749,000	1,956,559
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,416,212
YPF SA 10% 11/2/28		445,000	471,700
			501,073,796
TOTAL ENERGY			597,276,765
FINANCIALS - 8.8%
Capital Markets - 1.1%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,419,835
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,151,300
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	17,127,921
5.625% 1/15/17		3,200,000	3,372,266
5.75% 1/24/22		16,123,000	16,824,754
5.95% 1/18/18		4,975,000	5,377,259
6.75% 10/1/37		9,643,000	9,648,169
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,993,520
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,479,050
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,236,594
7.125% 5/15/15		1,717,000	1,850,670
Merrill Lynch & Co., Inc.:
6.11% 1/29/37		4,768,000	4,542,545
6.4% 8/28/17		7,843,000	8,259,267
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,888,368
5.5% 7/28/21		11,429,000	11,320,184
5.625% 9/23/19		12,714,000	12,708,914
6% 4/28/15		1,414,000	1,489,580
6.625% 4/1/18		16,118,000	17,091,930
			153,782,126
Commercial Banks - 1.4%
African Export-Import Bank 8.75% 11/13/14		490,000	536,550
Akbank T.A.S. 5.125% 7/22/15 (e)		1,365,000	1,353,056
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	570,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
6.5% 6/10/19 (e)		$ 325,000	$ 380,250
Bank of America NA 5.3% 3/15/17		6,601,000	6,710,834
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,213,700
CIT Group, Inc.:
4.75% 2/15/15 (e)		2,175,000	2,207,625
5.5% 2/15/19 (e)		2,175,000	2,221,219
7% 5/4/15 (e)		5,689,000	5,703,223
7% 5/1/16		458	458
7% 5/2/16 (e)		3,596,000	3,598,265
7% 5/2/17 (e)		6,459,000	6,463,069
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,680,698
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		895,000	935,275
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,779,125
Discover Bank:
7% 4/15/20		2,458,000	2,785,661
8.7% 11/18/19		12,480,000	15,018,607
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	804,750
Fifth Third Bancorp:
4.5% 6/1/18		798,000	826,841
8.25% 3/1/38		4,667,000	5,977,741
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,402,021
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,860,160
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,451,758
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,447,556
9.25% 10/16/13 (e)		1,485,000	1,568,606
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,223,495
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,695,494
JSC Kazkommertsbank BV 8% 11/3/15 (e)		440,000	409,200
Kazkommerts International BV 8.5% 4/16/13 (e)		546,000	548,730
KeyBank NA:
5.45% 3/3/16		3,939,000	4,327,460
5.8% 7/1/14		9,490,000	10,269,983
6.95% 2/1/28		1,977,000	2,223,081
KeyCorp. 5.1% 3/24/21		5,572,000	6,055,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15		$ 4,520,000	$ 4,861,567
5% 1/17/17		13,700,000	14,629,381
5.25% 9/4/12		3,162,000	3,229,667
Regions Bank:
6.45% 6/26/37		10,658,000	9,805,360
7.5% 5/15/18		6,622,000	7,217,980
Regions Financial Corp.:
0.7438% 6/26/12 (k)		338,000	337,720
5.75% 6/15/15		2,005,000	2,048,990
7.75% 11/10/14		6,404,000	6,837,551
RSHB Capital SA:
6% 6/3/21 (e)		555,000	550,838
9% 6/11/14 (e)		510,000	564,213
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,064,663
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	555,000
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(k)		945,000	881,213
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		610,000	613,050
UnionBanCal Corp. 5.25% 12/16/13		826,000	855,752
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,525,000	2,714,375
Wachovia Bank NA:
4.8% 11/1/14		372,000	400,291
4.875% 2/1/15		1,756,000	1,899,442
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,764,839
5.75% 6/15/17		2,933,000	3,409,011
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,315,345
3.676% 6/15/16		4,301,000	4,609,451
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		1,060,000	1,053,110
			212,469,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.71% 2/11/14 (k)		$ 2,895,000	$ 2,844,338
5.5% 2/15/17		1,580,000	1,587,900
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,379,401
10.25% 7/15/19		11,672,000	14,882,874
Ford Motor Credit Co. LLC:
3.875% 1/15/15		7,000,000	7,176,596
4.25% 2/3/17		2,435,000	2,504,273
5% 5/15/18		6,890,000	7,263,562
5.875% 8/2/21		5,260,000	5,868,293
12% 5/15/15		3,440,000	4,308,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	322,985
4.625% 1/7/21		5,706,000	6,194,228
5.625% 9/15/17		5,858,000	6,754,456
5.625% 5/1/18		25,000,000	28,865,150
HSBC Finance Corp. 5.9% 6/19/12		578,000	586,239
SLM Corp.:
6% 1/25/17		950,000	985,625
7.25% 1/25/22		1,020,000	1,068,450
			102,592,970
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,060,875
Bank of America Corp.:
5.65% 5/1/18		8,780,000	9,110,549
5.75% 12/1/17		27,955,000	29,268,270
6.5% 8/1/16		9,000,000	9,729,540
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,414,438
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,594,752
3.625% 5/8/14		711,000	752,616
4.5% 10/1/20		650,000	733,102
4.742% 3/11/21		8,800,000	10,137,521
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,655,000	2,874,038
Capital One Capital V 10.25% 8/15/39		5,267,000	5,490,848
CDW LLC/CDW Finance Corp. 8.5% 4/1/19		2,855,000	3,058,276
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,315,238
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,247,547
4.5% 1/14/22		5,818,000	5,975,115
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15		$ 32,881,000	$ 34,844,883
5.875% 1/30/42		5,043,000	5,360,981
6.125% 5/15/18		8,677,000	9,693,346
6.5% 8/19/13		13,174,000	13,960,237
City of Buenos Aires 12.5% 4/6/15 (e)		3,155,000	3,407,400
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		585,000	576,225
General Motors Financial Co., Inc. 6.75% 6/1/18		1,500,000	1,597,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		3,715,000	3,891,463
8% 1/15/18		5,875,000	6,227,500
8% 1/15/18 (e)		2,005,000	2,125,300
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	837,500
Indo Energy Finance BV 7% 5/7/18 (e)		525,000	542,063
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,386,828
4.35% 8/15/21		13,339,000	13,990,904
4.5% 1/24/22		22,046,000	23,417,371
4.95% 3/25/20		17,148,000	18,590,507
5.4% 1/6/42		5,642,000	6,085,958
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,415,000	9,509,150
Offshore Group Investment Ltd. 11.5% 8/1/15		3,475,000	3,874,625
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		3,000,000	3,187,500
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		620,000	621,550
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	322,526
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,711,190
5.15% 3/15/20		3,761,000	4,225,307
TMK Capital SA 7.75% 1/27/18		600,000	577,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	399,600
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,395,888
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		735,000	751,538
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (e)		$ 605,000	$ 623,937
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		4,411,476	3,879,219
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,631,175
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,885,000	1,979,250
			300,988,646
Insurance - 1.5%
Allstate Corp.:
5.2% 1/15/42		20,742,000	22,696,643
6.2% 5/16/14		6,893,000	7,656,986
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,404,537
Aon Corp.:
3.125% 5/27/16		11,274,000	11,636,301
3.5% 9/30/15		4,451,000	4,653,538
5% 9/30/20		3,854,000	4,314,765
6.25% 9/30/40		3,160,000	3,928,506
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,524,453
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	593,474
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,845,058
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	201,807
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		12,644,000	12,614,337
6.5% 3/15/35 (e)		1,741,000	1,827,611
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,902,670
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)		7,139,000	7,579,862
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,470,496
5% 6/15/15		1,163,000	1,288,043
5.875% 2/6/41		4,458,000	5,448,010
6.75% 6/1/16		7,610,000	9,108,797
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	583,397
5.125% 6/10/14 (e)		6,751,000	7,287,124
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,862,263
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,726,393
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 6,155,000	$ 7,594,279
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,523,355
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,913,783
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,165,154
4.5% 11/16/21		8,000,000	8,577,136
4.75% 9/17/15		11,000,000	11,984,478
5.15% 1/15/13		2,966,000	3,075,490
5.8% 11/16/41		8,381,000	9,362,843
6.2% 11/15/40		4,318,000	4,961,183
7.375% 6/15/19		3,230,000	3,997,093
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,524,813
Unum Group:
5.625% 9/15/20		8,386,000	8,906,963
7.125% 9/30/16		587,000	671,532
			225,413,173
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,072,221
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	379,285
BRE Properties, Inc. 5.5% 3/15/17		661,000	723,945
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,242,579
5.875% 11/30/12		670,000	686,282
Developers Diversified Realty Corp.:
4.75% 4/15/18		8,570,000	8,797,199
5.375% 10/15/12		5,101,000	5,150,133
7.5% 4/1/17		5,574,000	6,264,936
7.875% 9/1/20		323,000	385,832
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,142,051
5.875% 8/15/12		1,017,000	1,033,222
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,483,254
6% 9/15/17		890,000	955,939
6.25% 12/15/14		6,140,000	6,633,429
6.25% 1/15/17		494,000	535,326
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 465,699
5.9% 4/1/20		2,504,000	2,823,663
6% 7/15/12		3,658,000	3,715,599
6.2% 1/15/17		620,000	701,541
HMB Capital Trust V 4.1463% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,494,947
6.25% 6/15/17		1,232,000	1,315,966
6.65% 1/15/18		867,000	933,277
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,874,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		3,190,000	3,461,150
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust 6.75% 4/15/20		940,000	1,007,665
UDR, Inc. 5.5% 4/1/14		5,222,000	5,487,539
Washington (REIT) 5.25% 1/15/14		322,000	337,514
			70,233,443
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13		2,580,000	2,659,018
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,319,297
6.125% 4/15/20		3,429,000	3,848,288
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,328,042
5.75% 4/1/12		2,972,000	2,977,730
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,165,000	5,487,813
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,789,918
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,066,300
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,197,260
5.25% 3/15/21		5,708,000	6,009,245
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,935,422
5.95% 2/15/17		1,109,000	1,227,535
6.25% 5/15/13		14,494,000	15,244,224
6.5% 1/15/18		3,795,000	4,301,143
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 12,066,023
8.25% 8/15/19		75,000	93,261
ERP Operating LP:
4.625% 12/15/21		22,997,000	24,632,409
4.75% 7/15/20		7,700,000	8,258,897
5.25% 9/15/14		1,310,000	1,416,080
5.375% 8/1/16		2,768,000	3,084,255
5.5% 10/1/12		3,690,000	3,786,368
5.75% 6/15/17		14,407,000	16,386,133
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	424,125
7.625% 6/1/15		430,000	425,700
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	657,623
Host Hotels & Resorts LP:
5.875% 6/15/19		2,150,000	2,322,000
6% 11/1/20		105,000	114,056
6% 10/1/21 (e)		825,000	899,250
Liberty Property LP:
4.75% 10/1/20		18,282,000	18,891,266
5.125% 3/2/15		1,405,000	1,489,900
5.5% 12/15/16		1,891,000	2,071,469
6.625% 10/1/17		4,835,000	5,535,311
Mack-Cali Realty LP 7.75% 8/15/19		700,000	853,381
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,961,232
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,856,250
5.5% 1/15/14 (e)		867,000	887,427
5.7% 4/15/17 (e)		2,115,000	2,169,235
Realogy Corp.:
7.625% 1/15/20 (e)		1,345,000	1,390,327
7.875% 2/15/19 (e)		2,880,000	2,800,800
9% 1/15/20 (e)		870,000	880,875
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,835,711
Regency Centers LP:
4.95% 4/15/14		611,000	640,281
5.25% 8/1/15		2,133,000	2,296,671
5.875% 6/15/17		1,089,000	1,216,925
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,706,823
4.125% 12/1/21		7,287,000	7,871,519
4.2% 2/1/15		3,659,000	3,902,386
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 13,473,000	$ 15,342,028
6.15% 11/15/15		1,777,000	1,991,903
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,875,000	3,025,938
Ventas Realty LP:
4.25% 3/1/22		300,000	298,030
6.75% 4/1/17		250,000	258,711
			241,131,814
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		112,350	36,851
TOTAL FINANCIALS			1,306,648,188
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,533,340
Celgene Corp. 2.45% 10/15/15		613,000	629,726
			13,163,066
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		260,000	265,850
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		22,009,000	23,633,022
Community Health Systems, Inc. 8.875% 7/15/15		1,120,000	1,173,200
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,981,308
6.3% 8/15/14		3,618,000	3,959,937
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,840,500
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,882,029
5.25% 6/15/12		7,157,000	7,243,034
6.25% 6/15/14		2,629,000	2,895,002
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (e)		$ 2,315,000	$ 2,465,475
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,894,080
7.25% 9/15/20		115,000	125,787
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,555,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,395,000	4,197,225
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,191,113
4.125% 9/15/20		7,486,000	7,771,763
Rural/Metro Corp. 10.125% 7/15/19 (e)		740,000	666,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,767,050
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	162,360
			82,404,635
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	795,500
10.875% 11/15/14		4,115,000	4,156,150
			4,951,650
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19		860,000	944,968
7.25% 1/15/22		860,000	957,868
Mylan, Inc.:
6% 11/15/18 (e)		3,030,000	3,166,350
7.625% 7/15/17 (e)		1,115,000	1,237,650
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,595,625
6.875% 12/1/18 (e)		3,440,000	3,500,200
7% 10/1/20 (e)		255,000	259,463
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	768,762
			15,430,886
TOTAL HEALTH CARE			116,216,087
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		$ 572,000	$ 603,577
6.375% 6/1/19 (e)		8,071,000	9,275,250
BE Aerospace, Inc. 6.875% 10/1/20		2,090,000	2,327,738
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		3,100,000	3,262,750
			15,469,315
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		343,926	357,683
6.648% 3/15/19		3,249,044	3,411,496
6.75% 9/15/15 (e)		4,585,000	4,636,352
6.9% 7/2/19		857,459	913,194
Continental Airlines, Inc. 9.25% 5/10/17		2,564,970	2,718,868
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,416,525
6.75% 11/23/15		1,515,000	1,461,975
8.021% 8/10/22		1,368,967	1,389,501
8.954% 8/10/14		1,860,940	1,909,883
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		700,470	693,466
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,782,351	1,800,175
8.36% 1/20/19		1,441,215	1,462,833
United Air Lines, Inc. 9.875% 8/1/13 (e)		707,000	738,815
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		787,418	755,921
9.75% 1/15/17		2,003,727	2,276,835
12% 1/15/16 (e)		660,640	713,491
			26,657,013
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (e)		4,910,000	5,351,900
6.875% 8/15/18 (e)		3,715,000	3,993,625
Griffon Corp. 7.125% 4/1/18		2,220,000	2,303,250
			11,648,775
Commercial Services & Supplies - 0.3%
ARAMARK Corp.:
4.0469% 2/1/15 (k)		5,440,000	5,419,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
8.5% 2/1/15		$ 2,000,000	$ 2,055,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,526,438
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,279,462
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,343,300
6.25% 5/15/19		1,640,000	1,662,347
6.75% 9/1/16 (e)		1,620,000	1,753,650
8.625% 9/15/15		2,745,000	3,033,225
8.625% 1/15/22		3,040,000	3,427,600
8.75% 3/15/17		3,700,000	4,144,000
8.875% 9/1/17		1,665,000	1,864,800
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,640,875
			40,150,297
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,737,800
Odebrecht Finance Ltd. 7.5% (e)(f)		2,455,000	2,534,788
			5,272,588
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,928,457
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	686,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		280,000	267,400
			953,400
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,719,470
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,214,020
7.75% 5/15/16		1,935,000	1,993,050
Georgian Railway Ltd. 9.875% 7/22/15		775,000	815,688
Hertz Corp.:
6.75% 4/15/19		3,920,000	4,106,200
7.5% 10/15/18		8,330,000	8,975,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,548,600
Swift Services Holdings, Inc. 10% 11/15/18		3,835,000	4,180,150
			22,833,283
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
9.75% 8/1/18		1,575,000	1,775,813
9.75% 8/1/18 (e)		840,000	947,100
			2,722,913
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		843,840	898,690
TOTAL INDUSTRIALS			150,254,201
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	6,167,700
6.5% 1/15/28		1,240,000	942,400
			7,110,100
Computers & Peripherals - 0.0%
Seagate HDD Cayman:
6.875% 5/1/20		410,000	448,950
7% 11/1/21 (e)		1,870,000	2,071,025
			2,519,975
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 5.625% 12/15/20		935,000	1,005,125
Sanmina-SCI Corp. 7% 5/15/19 (e)		5,640,000	5,766,900
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,113,858
6% 10/1/12		4,835,000	4,982,864
6.55% 10/1/17		1,383,000	1,633,793
			17,502,540
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		4,300,000	4,762,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Ceridian Corp.:
11.25% 11/15/15		$ 610,000	$ 582,550
12.25% 11/15/15 pay-in-kind (k)		445,000	427,200
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,182,600
10.25% 8/15/15		1,765,000	1,826,775
			4,019,125
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,906
4.5% 5/15/21		4,102,000	4,185,102
5.5% 5/15/12		1,998,000	2,015,498
			6,592,506
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
6.625% 6/1/21		1,466,000	1,528,305
7.375% 5/1/18		2,435,000	2,629,800
Spansion LLC 7.875% 11/15/17		3,465,000	3,395,700
			7,553,805
TOTAL INFORMATION TECHNOLOGY			50,060,301
MATERIALS - 1.2%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	733,163
Braskem Finance Ltd. 7% 5/7/20 (e)		1,240,000	1,376,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,118,825
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,583,493
4.25% 11/15/20		5,898,000	6,313,202
4.85% 8/15/12		11,805,000	12,013,901
5.25% 11/15/41		5,421,000	5,960,368
7.6% 5/15/14		16,974,000	19,291,138
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,310,800
Ineos Finance PLC 8.375% 2/15/19 (e)		605,000	638,275
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		502,000	483,175
7% 10/1/18		1,865,000	1,827,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		$ 1,250,000	$ 1,278,125
Lyondell Chemical Co.:
8% 11/1/17		853,000	951,095
11% 5/1/18		1,295,163	1,419,822
LyondellBasell Industries NV 6% 11/15/21 (e)		700,000	766,500
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		2,720,000	2,706,400
			70,772,382
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,492,867
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,600,675
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,290,000	1,348,050
			6,441,592
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,700,000	2,889,000
Ball Corp. 5% 3/15/22 (g)		1,940,000	1,983,650
Rock-Tenn Co.:
4.45% 3/1/19 (e)		310,000	316,882
4.9% 3/1/22 (e)		290,000	297,743
Sealed Air Corp.:
8.125% 9/15/19 (e)		5,155,000	5,799,375
8.375% 9/15/21 (e)		1,325,000	1,530,375
			12,817,025
Metals & Mining - 0.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		835,000	916,413
7.75% 11/3/20 (e)		700,000	743,750
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,841,500
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,920,417
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	1,981,279
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		930,000	986,963
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,738,963
6.375% 11/30/12 (e)		2,002,000	2,069,646
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,510,965
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		3,100,000	3,193,000
EVRAZ Group SA 8.25% 11/10/15 (e)		1,630,000	1,731,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		$ 710,000	$ 737,477
6.875% 2/1/18 (e)		1,625,000	1,706,250
7% 11/1/15 (e)		4,075,000	4,309,313
8.25% 11/1/19 (e)		3,295,000	3,632,738
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		5,110,000	5,333,563
McJunkin Red Man Corp. 9.5% 12/15/16		5,475,000	5,858,250
Metinvest BV 10.25% 5/20/15 (e)		935,000	939,675
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21		7,654,000	8,159,271
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	5,024,900
Southern Copper Corp. 6.75% 4/16/40		920,000	1,005,946
Steel Dynamics, Inc.:
6.75% 4/1/15		720,000	732,600
7.625% 3/15/20		1,290,000	1,438,350
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,744,625
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,445,084
Vedanta Resources PLC:
6.75% 6/7/16 (e)		3,290,000	3,100,825
8.25% 6/7/21 (e)		845,000	773,175
Votorantim Cimentos SA 7.25% 4/5/41 (e)		740,000	741,850
			90,318,663
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (e)		1,365,000	429,975
TOTAL MATERIALS			180,779,637
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,831,200
AT&T, Inc.:
2.5% 8/15/15		7,670,000	8,013,907
3.875% 8/15/21		8,800,000	9,473,367
5.35% 9/1/40		4,006,000	4,504,443
5.55% 8/15/41		10,000,000	11,712,750
6.3% 1/15/38		16,665,000	20,558,511
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	982,683
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,033,704
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.45% 6/15/21		$ 10,268,000	$ 10,868,154
7.6% 9/15/39		1,274,000	1,304,486
Embarq Corp. 7.995% 6/1/36		4,717,000	5,033,025
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,717,775
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,336,181
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,887,900
11.5% 2/4/17 pay-in-kind (k)		9,398,205	9,680,151
Sprint Capital Corp. 8.75% 3/15/32		885,000	787,650
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,385,761
5.462% 2/16/21		6,967,000	7,006,419
6.421% 6/20/16		1,162,000	1,251,802
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	539,275
U.S. West Communications 7.5% 6/15/23		3,760,000	3,816,400
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,177,181
6.1% 4/15/18		6,000,000	7,314,930
6.25% 4/1/37		2,348,000	2,878,655
6.9% 4/15/38		6,295,000	8,313,253
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		2,350,000	2,291,250
11.75% 7/15/17 (e)		1,435,000	1,470,875
			157,171,688
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,321,026
3.625% 3/30/15		731,000	771,205
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,604,000
8.875% 1/15/15 (e)		5,755,000	5,855,713
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,835,975
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		11,944,000	13,893,070
6.35% 3/15/40		3,541,000	4,170,554
Intelsat Jackson Holdings SA:
7.25% 4/1/19		2,445,000	2,561,138
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 2,935,000	$ 3,081,750
MTS International Funding Ltd. 8.625% 6/22/20 (e)		2,205,000	2,513,700
Nextel Communications, Inc.:
5.95% 3/15/14		7,720,000	7,739,300
6.875% 10/31/13		9,105,000	9,139,144
7.375% 8/1/15		4,995,000	4,932,563
NII Capital Corp.:
7.625% 4/1/21		1,755,000	1,794,488
8.875% 12/15/19		965,000	1,037,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,821,500
Sprint Nextel Corp.:
6% 12/1/16		3,640,000	3,312,400
9% 11/15/18 (e)		1,050,000	1,161,510
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,645,000	1,694,350
VimpelCom Holdings BV:
4.5758% 6/29/14 (e)(k)		1,925,000	1,900,938
7.5043% 3/1/22 (e)		4,275,000	4,189,500
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		900,000	898,875
Vodafone Group PLC 5% 12/16/13		2,864,000	3,073,504
			100,303,578
TOTAL TELECOMMUNICATION SERVICES			257,475,266
UTILITIES - 2.1%
Electric Utilities - 1.0%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,282,069
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,526,481
AmerenUE 6.4% 6/15/17		2,491,000	2,999,605
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,086,864
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,294,325
6.4% 9/15/20 (e)		16,661,000	17,986,849
Edison International 3.75% 9/15/17		6,674,000	7,094,369
EDP Finance BV:
4.9% 10/1/19 (e)		3,324,000	2,621,639
6% 2/2/18 (e)		2,157,000	1,836,388
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		$ 420,000	$ 323,400
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	210,907
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,114,241
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,628,068
6.05% 8/15/21		9,801,000	11,168,720
InterGen NV 9% 6/30/17 (e)		5,270,000	5,533,500
IPALCO Enterprises, Inc. 5% 5/1/18		2,895,000	2,929,451
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,344,719
3.75% 11/15/20		1,450,000	1,473,539
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	1,037,000
8% 8/7/19 (e)		485,000	594,125
Mirant Americas Generation LLC:
8.5% 10/1/21		4,095,000	3,726,450
9.125% 5/1/31		2,615,000	2,366,575
National Power Corp. 6.875% 11/2/16 (e)		390,000	450,450
Nevada Power Co.:
6.5% 5/15/18		790,000	965,593
6.5% 8/1/18		388,000	474,899
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,452,795
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,828,656
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	878,115
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,138,710
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,254,360
6% 12/1/39		7,150,000	8,978,705
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,063,608
			150,243,875
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	708,225
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	500,284
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		$ 3,646,000	$ 3,760,849
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		2,065,000	1,941,100
			6,910,458
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (e)		2,790,000	2,845,800
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		5,275,000	5,749,750
7.25% 10/15/21 (e)		3,430,000	3,910,200
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,777,774
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,191,725
9.875% 10/15/20		1,185,000	1,110,938
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,208,013
Listrindo Capital BV 6.95% 2/21/19 (e)		600,000	609,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	894,600
7.39% 12/2/24 (e)		750,000	960,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,042,783
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,830,947
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,160,000
The AES Corp.:
7.375% 7/1/21 (e)		1,615,000	1,841,100
7.75% 10/15/15		2,345,000	2,649,850
8% 10/15/17		4,575,000	5,261,250
			53,043,730
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,741,995
Dominion Resources, Inc.:
2.8793% 9/30/66 (k)		19,226,000	16,365,844
7.5% 6/30/66 (k)		10,345,000	10,939,838
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,605,262
6.5% 9/15/37		7,097,000	9,180,324
National Grid PLC 6.3% 8/1/16		1,589,000	1,844,983
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,216,929
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17		$ 843,000	$ 938,402
5.4% 7/15/14		1,680,000	1,831,771
5.45% 9/15/20		854,000	963,702
5.8% 2/1/42		6,336,000	6,760,639
5.95% 6/15/41		11,832,000	13,308,929
6.25% 12/15/40		2,345,000	2,692,822
6.4% 3/15/18		1,654,000	1,953,774
6.8% 1/15/19		6,774,000	8,121,613
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,632,981
6.5% 12/15/20		2,275,000	2,491,125
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,956,500
			97,547,433
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		485,000	511,675
TOTAL UTILITIES			308,257,171
TOTAL NONCONVERTIBLE BONDS			3,561,439,913
TOTAL CORPORATE BONDS (Cost $3,249,327,509)			3,562,288,913
U.S. Government and Government Agency Obligations - 26.3%

U.S. Government Agency Obligations - 0.4%
Fannie Mae Guaranteed Mtg. pass-thru certificates 0.375% 3/16/15		11,413,000	11,353,972
Freddie Mac 1.75% 9/10/15		40,525,000	42,136,355
Tennessee Valley Authority 5.375% 4/1/56		385,000	500,583
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			53,990,910
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,625,837	$ 101,095,564
2.125% 2/15/41		73,129,315	100,893,114
2.5% 1/15/29		21,023,800	28,501,673
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			230,490,351
U.S. Treasury Obligations - 24.3%
U.S. Treasury Bonds:
3.125% 2/15/42		17,083,000	17,168,415
4.375% 5/15/41		459,035,000	576,805,879
U.S. Treasury Notes:
0.125% 12/31/13		60,731,000	60,543,584
0.25% 1/31/14		59,276,000	59,222,770
0.25% 9/15/14		8,048,000	8,020,331
0.25% 12/15/14		805,000	801,541
0.5% 8/15/14		12,503,000	12,542,072
0.625% 7/15/14		160,373,000	161,375,331
0.75% 6/15/14		11,299,000	11,403,165
0.875% 11/30/16		1,503,000	1,506,992
0.875% 2/28/17		293,221,000	293,266,742
1.375% 11/30/15		88,617,000	91,150,915
1.375% 2/28/19		83,926,000	83,808,000
2% 11/15/21		389,903,000	391,730,865
2% 2/15/22		171,534,000	171,828,867
2.375% 2/28/15 (h)		499,922,000	528,472,045
2.625% 7/31/14		316,140,000	333,330,113
2.625% 12/31/14 (h)		486,380,000	516,360,950
3.125% 5/15/21		278,589,000	309,212,060
TOTAL U.S. TREASURY OBLIGATIONS			3,628,550,637
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,684,694,262)			3,913,031,898
U.S. Government Agency - Mortgage Securities - 12.3%
		Principal Amount (c)	Value
Fannie Mae - 8.8%
2.105% 10/1/33 (k)		$ 932,975	$ 971,621
2.303% 6/1/36 (k)		143,797	152,544
2.572% 2/1/36 (k)		811,155	856,988
2.635% 7/1/37 (k)		385,649	410,958
2.82% 12/1/35 (k)		548,010	579,748
3% 3/1/27 (g)		18,000,000	18,680,852
3.5% 3/1/42 (g)		144,700,000	149,563,179
3.5% 3/1/42 (g)		43,800,000	45,272,061
3.5% 3/1/42 (g)		51,500,000	53,230,848
3.5% 3/1/42 (g)		5,700,000	5,891,570
3.5% 3/1/42 (g)		78,500,000	81,138,283
3.5% 3/1/42 (g)		27,000,000	27,907,435
4% 9/1/26 to 11/1/41		113,239,005	120,090,169
4% 9/1/41		196,774	207,817
4% 10/1/41		7,447,543	7,877,144
4.5% 11/1/18 to 11/1/41		188,925,609	203,062,880
4.5% 3/1/42 (g)		12,100,000	12,895,802
5% 5/1/19 to 6/1/40		129,805,722	140,360,029
5% 3/1/42 (g)		39,000,000	42,118,974
5% 3/1/42 (g)		31,100,000	33,587,182
5% 3/1/42 (g)		16,000,000	17,279,579
5.5% 3/1/18 to 3/1/39		139,109,518	151,779,963
6% 1/1/21 to 4/1/40		178,789,214	196,581,771
6.5% 11/1/35		365,282	410,275
TOTAL FANNIE MAE			1,310,907,672
Freddie Mac - 1.7%
3.149% 10/1/35 (k)		210,022	223,772
4% 12/1/40 to 10/1/41		23,476,218	24,971,365
4% 9/1/41		1,875,687	1,980,000
4% 3/1/42 (g)		28,000,000	29,372,328
4.5% 7/1/25 to 10/1/41		105,412,593	112,904,053
4.5% 3/1/42 (g)		5,800,000	6,161,069
5% 7/1/35 to 8/1/40		34,940,140	37,863,392
5.5% 11/1/17 to 1/1/40		29,502,120	32,046,424
6% 7/1/37 to 8/1/37		5,192,476	5,730,885
TOTAL FREDDIE MAC			251,253,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Ginnie Mae - 1.8%
3.5% 10/15/40 to 2/15/42		$ 34,245,756	$ 35,951,866
4% 1/15/25 to 1/20/42		86,674,972	93,541,220
4% 3/1/42 (g)		21,700,000	23,370,477
4.5% 11/20/33 to 7/20/41		54,865,097	59,955,961
4.5% 3/1/42 (g)		1,000,000	1,090,144
5% 3/15/39 to 9/15/41		32,585,925	36,106,284
5% 3/1/42 (g)		2,100,000	2,319,460
5% 3/1/42 (g)		16,000,000	17,672,078
6% 9/20/38		4,886,518	5,469,537
TOTAL GINNIE MAE			275,477,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,817,051,198)			1,837,637,987
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (k)		1,206,470	651,744
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (k)		454,461	318,536
Series 2005-HE2 Class M2, 0.694% 4/25/35 (k)		107,012	103,895
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (e)(k)		4,233,602	2,180,305
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		1,420,427	1,426,271
Class A4, 3% 10/15/15 (e)		4,280,000	4,358,211
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,130,525
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,772,392
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,087,109
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,032,918
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,602,352
Series 2012-1 Class A2, 0.7% 2/15/17		18,800,000	18,811,468
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,578,985
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (k)		$ 83,046	$ 65,323
Series 2004-R2 Class M3, 0.794% 4/25/34 (k)		133,684	41,863
Series 2005-R2 Class M1, 0.694% 4/25/35 (k)		2,064,696	1,792,641
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	171,782
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6055% 3/23/19 (e)(k)		177,068	150,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (k)		47,932	34,538
Series 2004-W11 Class M2, 0.944% 11/25/34 (k)		561,149	399,128
Series 2004-W7 Class M1, 0.794% 5/25/34 (k)		1,542,998	1,104,624
Series 2006-W4 Class A2C, 0.404% 5/25/36 (k)		1,323,779	323,672
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (k)		2,531,796	1,716,165
Series 2006-HE2 Class M1, 0.614% 3/25/36 (k)		120,082	941
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(e)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		221,634	221,848
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,421,563
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		12,743,568	12,757,046
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,137,458
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (k)		1,400,411	1,234,602
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	585,249
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,986,350
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (e)(k)		276,986	206,354
Class B, 0.9955% 7/20/39 (e)(k)		263,810	108,162
Class C, 1.3455% 7/20/39 (e)(k)		339,379	7,636
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		848,404	844,162
Class B, 5.267% 6/25/35 (e)		1,000,000	950,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (e)(k)		177,123	143,636
Capmark VII Ltd. Series 2006-7A Class H, 1.7985% 8/15/36 (e)(k)		528,495	0
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		$ 8,210,000	$ 8,274,749
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (k)		1,802,588	570,187
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (e)(k)		1,111,372	757,466
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,148,852
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,529,457
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,117,485
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (k)		11,782	11,650
Series 2007-4 Class A1A, 0.3963% 9/25/37 (k)		273,057	266,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	2,019
Series 2004-3 Class M4, 1.214% 4/25/34 (k)		159,665	70,348
Series 2004-4 Class M2, 1.039% 6/25/34 (k)		587,945	265,886
Series 2005-3 Class MV1, 0.664% 8/25/35 (k)		219,335	216,302
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	410,000
Class B2, 1.9238% 12/28/35 (e)(k)		500,000	350,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (e)(k)		100,000	88,750
Class D, 9% 6/28/38 (e)		200,000	140,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	495,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (k)		38,916	24,977
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (k)		290,872	169,523
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (k)		22,872	2,455
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		14,200,000	14,213,190
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		1,493,398	1,500,039
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ford Credit Auto Owner Trust: - continued
Series 2009-D:
Class A4, 2.98% 8/15/14		$ 4,800,000	$ 4,900,017
Series 2010-B Class A3, 0.98% 10/15/14		7,953,833	7,978,427
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,813,801
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (k)		948,695	299,348
Class M4, 0.924% 1/25/35 (k)		363,547	82,407
Series 2006-D Class M1, 0.474% 11/25/36 (k)		68,785	276
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (e)(k)		2,892,000	1,012,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,281,987	1,179,428
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (e)(k)		213,676	199,776
Series 2006-2A:
Class A, 0.4285% 11/15/34 (e)(k)		1,913,934	1,583,781
Class B, 0.5285% 11/15/34 (e)(k)		691,371	445,934
Class C, 0.6285% 11/15/34 (e)(k)		1,149,030	568,770
Class D, 0.9985% 11/15/34 (e)(k)		436,323	95,991
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (k)		543,917	415,288
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (e)(k)		215,708	63,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (e)(k)		30,129	30,117
Class C, 0.794% 9/25/46 (e)(k)		1,526,694	778,614
Class E, 1.894% 9/25/46 (e)(k)		250,000	4,725
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (k)		393,438	267,740
Series 2003-3 Class M1, 1.534% 8/25/33 (k)		697,666	503,317
Series 2003-5 Class A2, 0.944% 12/25/33 (k)		32,929	23,987
Series 2005-5 Class 2A2, 0.494% 11/25/35 (k)		6,922	6,912
Series 2006-1 Class 2A3, 0.469% 4/25/36 (k)		395,873	392,574
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (k)		1,522,035	443,376
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		1,533,679	1,538,965
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,927,655
Asset-Backed Securities - continued
		Principal Amount (c)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (k)		$ 204,000	$ 3,897
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (k)		1,520,141	1,257,256
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (k)		593,668	521,329
Series 2006-A Class 2C, 1.7238% 3/27/42 (k)		3,243,000	869,380
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.324% 6/25/34 (k)		84,170	49,982
Series 2006-10 Class 2A3, 0.404% 11/25/36 (k)		5,521,861	1,679,225
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.674% 5/25/46 (e)(k)		250,000	112,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		16,295	16,530
Class C, 5.691% 10/20/28 (e)		7,242	7,313
Class D, 6.01% 10/20/28 (e)		86,229	86,707
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (k)		784,792	13,571
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (k)		168,695	104,530
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (k)		573,205	384,377
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (k)		1,672,878	1,242,566
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (k)		2,960,520	2,213,503
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (k)		57,368	44,034
Series 2004-NC8 Class M6, 1.494% 9/25/34 (k)		28,547	16,261
Series 2005-NC1 Class M1, 0.684% 1/25/35 (k)		399,800	252,476
Series 2005-NC2 Class B1, 1.414% 3/25/35 (k)		416,362	52,726
Series 2007-HE2 Class M1, 0.494% 1/25/37 (k)		131,178	381
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (e)(k)		220,000	191,400
Class C1B, 7.696% 8/28/38 (e)		64,212	52,936
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		7,651,000	516,443
Series 2006-4 Class D, 1.344% 5/25/32 (k)		2,481,000	5,288
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	540,304
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,102,186	534,642
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (k)		1,426,957	606,810
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,013,329
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,084,617
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(e)(k)		$ 566,000	$ 0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (k)		19,223	19,101
Series 2007-6 Class 2A1, 0.304% 7/25/37 (k)		99,166	97,613
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (k)		532,896	224,703
Class M4, 1.694% 9/25/34 (k)		683,353	149,324
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (k)		1,475,804	657,425
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class B, 4.846% 7/24/39 (e)		147,188	144,244
Class C, 5.08% 7/24/39 (e)		185,000	178,988
Class D, 5.194% 7/24/39 (e)		320,000	300,800
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		280,000	266,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.194% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (k)		5,108	4,136
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (k)		1,335,965	814,955
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (e)(k)		542,580	519,599
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (k)		1,272,000	577,106
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (k)		65,143	20,857
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		575,472	594,242
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (k)		28,819	21,391
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		244,008	244,008
Class IV, 6.84% 5/22/37 (e)		235,000	210,913
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,130
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (e)(k)		2,632,814	78,984
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		$ 400,000	$ 168,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (e)(k)		1,374,838	1,209,857
Class A1B, 0.9038% 9/25/26 (e)(k)		1,033,000	785,080
Class A2A, 0.7938% 9/25/26 (e)(k)		902,937	812,643
Class A2B, 0.8838% 9/25/26 (e)(k)		250,000	207,500
Class B, 0.9338% 9/25/26 (e)(k)		250,000	187,500
Class F, 1.7238% 9/25/26 (e)(k)		250,000	167,500
Class G, 1.9238% 9/25/26 (e)(k)		320,000	208,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (e)(k)		1,789,540	948,456
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (e)(k)		500,000	385,000
Class D, 1.3431% 11/21/40 (e)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $295,817,785)			298,586,531
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		172,852	22,471
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (e)(k)(m)		9,375,877	448,123
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (k)		1,912,591	1,451,121
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	467,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (e)(k)		20,551	20,541
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		54,117	26,610
Series 2003-35 Class B, 4.6374% 9/25/18 (k)		86,087	12,052
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		232,626	62,809
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-3 Class DB4, 5.8243% 4/25/34 (k)		$ 38,184	$ 48
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.974% 11/25/35 (k)		31,256,081	16,655,387
Class 2A3, 1.6967% 11/25/35 (k)		7,463,139	4,232,290
Series 2005-56 Class 5A1, 0.564% 11/25/35 (k)		9,191,811	4,816,838
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)		1,423,564	1,310,526
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (e)(k)		1,000,000	1,036,014
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(k)		910,000	938,251
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		8,166	4
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		67,876	13,575
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (k)		205,017	124,643
Series 2006-1A Class C2, 1.4455% 12/20/54 (e)(k)		6,523,000	3,979,030
Series 2006-2 Class C1, 1.1855% 12/20/54 (k)		21,543,000	13,141,230
Series 2006-3 Class C2, 0.7455% 12/20/54 (k)		1,124,000	685,640
Series 2006-4:
Class B1, 0.4255% 12/20/54 (k)		4,521,000	3,806,682
Class C1, 1.0055% 12/20/54 (k)		2,767,000	1,687,870
Class M1, 0.5855% 12/20/54 (k)		1,190,000	907,375
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (k)		2,234,000	1,362,740
Class 1M1, 0.5455% 12/20/54 (k)		1,493,000	1,138,413
Class 2C1, 1.2055% 12/20/54 (k)		1,015,000	619,150
Class 2M1, 0.7455% 12/20/54 (k)		1,917,000	1,461,713
Series 2007-2 Class 2C1, 0.676% 12/17/54 (k)		2,654,000	1,618,940
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (k)		430,241	308,827
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7361% 3/25/37 (k)		5,447,521	5,455,344
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,229,003	3,400,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (k)		2,346,797	1,770,199
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	970,614
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.484% 4/25/36 (k)		$ 16,721,726	$ 8,708,894
Series 2006-5 Class A1A, 0.434% 7/25/36 (k)		12,554,996	5,910,534
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (k)		2,694,571	1,583,833
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (k)		6,612,782	4,444,414
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	960,258
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	101,175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (k)		1,998,079	1,554,231
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (e)(k)		1,306,361	1,061,149
Class B6, 3.1048% 7/10/35 (e)(k)		291,271	231,808
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (e)(k)		279,432	259,636
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	91,311
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)		35,733	25,749
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.434% 7/25/46 (k)		25,594,134	13,366,311
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (k)		486,310	450,271
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (k)		3,273,627	2,496,760
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		132,742	46,460
Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (k)		3,182,884	1,020,217
TOTAL PRIVATE SPONSOR			116,265,815
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		225,450	242,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,382,161)			116,508,406
Commercial Mortgage Securities - 5.0%
		Principal Amount (c)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		$ 566,664	$ 547,207
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	196,048
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9457% 2/14/29 (e)(k)		800,000	798,715
Series 1997-D4:
Class B1, 7.525% 4/14/29		113,757	113,909
Class B2, 7.525% 4/14/29		1,498,104	1,511,572
Class B5, 7.525% 4/14/29		129,000	110,100
Series 1997-D5:
Class A2, 7.0826% 2/14/43 (k)		1,399,000	1,414,709
Class A3, 7.1326% 2/14/43 (k)		1,510,000	1,537,219
Class A5, 7.2026% 2/14/43 (k)		256,000	261,474
Class A6, 7.4526% 2/14/43 (k)		2,470,000	2,517,498
Class A7, 7.6926% 2/14/43 (k)		820,000	827,814
Class PS1, 1.4363% 2/14/43 (k)(m)		5,090,541	56,103
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (k)		1,860,938	1,985,606
Series 2006-5:
Class A2, 5.317% 9/10/47		6,242,645	6,336,753
Class A3, 5.39% 9/10/47		2,653,000	2,802,993
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,057,628
Series 2007-4 Class A3, 5.9813% 2/10/51 (k)		1,897,000	2,015,151
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	222,455
Series 2007-3:
Class A3, 5.8426% 6/10/49 (k)		3,176,000	3,328,940
Class A4, 5.8426% 6/10/49 (k)		3,965,000	4,382,102
Series 2008-1 Class D, 6.4378% 2/10/51 (e)(k)		125,000	72,304
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,695,090
Series 2002-2 Class F, 5.487% 7/11/43		415,000	421,165
Series 2004-2:
Class A3, 4.05% 11/10/38		261,164	265,027
Class A4, 4.153% 11/10/38		2,412,000	2,505,460
Series 2005-1 Class A3, 4.877% 11/10/42		868,339	867,997
Series 2007-1 Class A2, 5.381% 1/15/49		1,776,041	1,774,458
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,475,932
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		177,085	177,141
Class K, 6.15% 5/11/35 (e)		885,000	862,097
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	313,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-1 Class F, 5.279% 11/10/39 (e)		$ 185,000	$ 148,361
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	2,400
Class L, 4.637% 7/10/42 (e)(k)		280,000	560
Series 2004-5 Class G, 5.7521% 11/10/41 (e)(k)		195,000	137,310
Series 2005-1 Class CJ, 5.3555% 11/10/42 (k)		550,000	559,441
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,268,713
Series 2005-6 Class AJ, 5.3664% 9/10/47 (k)		300,000	307,872
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (e)(k)		854,014	795,344
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5085% 3/15/22 (e)(k)		297,513	288,587
Class C, 0.5585% 3/15/22 (e)(k)		1,357,000	1,316,290
Class D, 0.6085% 3/15/22 (e)(k)		826,000	801,220
Class E, 0.6485% 3/15/22 (e)(k)		684,000	663,480
Class F, 0.7185% 3/15/22 (e)(k)		615,784	591,153
Class G, 0.7785% 3/15/22 (e)(k)		399,119	375,172
Class J, 1.2985% 3/15/22 (e)(k)		438,000	398,580
Class K, 2.2485% 3/15/22 (e)(k)		427,499	235,124
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (e)(k)		1,367,238	1,312,549
Class E, 0.4885% 10/15/19 (e)(k)		1,385,000	1,315,750
Class F, 0.5585% 10/15/19 (e)(k)		3,150,730	2,961,686
Class G, 0.5785% 10/15/19 (e)(k)		1,245,579	1,108,565
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (e)(k)		65,715	46,539
Series 2004-1:
Class A, 0.604% 4/25/34 (e)(k)		1,135,647	914,196
Class B, 2.144% 4/25/34 (e)(k)		127,322	73,623
Class M1, 0.804% 4/25/34 (e)(k)		102,225	71,158
Class M2, 1.444% 4/25/34 (e)(k)		94,442	65,457
Series 2005-2A:
Class A1, 0.554% 8/25/35 (e)(k)		1,622,513	1,059,196
Class M1, 0.674% 8/25/35 (e)(k)		80,803	41,582
Class M2, 0.724% 8/25/35 (e)(k)		133,271	60,689
Class M3, 0.744% 8/25/35 (e)(k)		73,735	29,348
Series 2005-3A:
Class A2, 0.644% 11/25/35 (e)(k)		590,756	390,268
Class M1, 0.684% 11/25/35 (e)(k)		70,506	40,432
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M2, 0.734% 11/25/35 (e)(k)		$ 89,515	$ 49,322
Class M3, 0.754% 11/25/35 (e)(k)		80,115	42,286
Class M4, 0.844% 11/25/35 (e)(k)		99,815	48,206
Series 2005-4A:
Class A2, 0.634% 1/25/36 (e)(k)		1,339,119	830,137
Class B1, 1.644% 1/25/36 (e)(k)		115,723	15,350
Class M1, 0.694% 1/25/36 (e)(k)		431,974	186,423
Class M2, 0.714% 1/25/36 (e)(k)		129,592	50,302
Class M3, 0.744% 1/25/36 (e)(k)		189,259	66,206
Class M4, 0.854% 1/25/36 (e)(k)		104,671	32,523
Class M5, 0.894% 1/25/36 (e)(k)		104,671	28,325
Class M6, 0.944% 1/25/36 (e)(k)		111,172	21,491
Series 2006-1:
Class A2, 0.604% 4/25/36 (e)(k)		209,394	144,837
Class M1, 0.624% 4/25/36 (e)(k)		74,891	42,348
Class M2, 0.644% 4/25/36 (e)(k)		79,128	41,685
Class M3, 0.664% 4/25/36 (e)(k)		68,083	33,509
Class M4, 0.764% 4/25/36 (e)(k)		38,580	17,350
Class M5, 0.804% 4/25/36 (e)(k)		37,446	14,986
Class M6, 0.884% 4/25/36 (e)(k)		74,664	28,394
Series 2006-2A:
Class A1, 0.474% 7/25/36 (e)(k)		3,732,269	2,363,036
Class A2, 0.524% 7/25/36 (e)(k)		184,648	110,789
Class B1, 1.114% 7/25/36 (e)(k)		69,135	8,158
Class B3, 2.944% 7/25/36 (e)(k)		104,452	4,257
Class M1, 0.554% 7/25/36 (e)(k)		193,735	77,623
Class M2, 0.574% 7/25/36 (e)(k)		136,689	49,292
Class M3, 0.594% 7/25/36 (e)(k)		113,381	36,863
Class M4, 0.664% 7/25/36 (e)(k)		76,562	22,047
Class M5, 0.714% 7/25/36 (e)(k)		94,102	23,322
Class M6, 0.784% 7/25/36 (e)(k)		140,402	22,559
Series 2006-3A:
Class B1, 1.044% 10/25/36 (e)(k)		134,709	2,690
Class M4, 0.674% 10/25/36 (e)(k)		150,266	14,769
Class M5, 0.724% 10/25/36 (e)(k)		179,890	13,095
Class M6, 0.804% 10/25/36 (e)(k)		352,527	16,321
Series 2006-4A:
Class A1, 0.474% 12/25/36 (e)(k)		778,249	514,861
Class A2, 0.514% 12/25/36 (e)(k)		3,959,931	2,019,565
Class B1, 0.944% 12/25/36 (e)(k)		121,078	11,311
Class B2, 1.494% 12/25/36 (e)(k)		123,415	7,370
Class B3, 2.694% 12/25/36 (e)(k)		75,445	1,557
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.534% 12/25/36 (e)(k)		$ 253,315	$ 96,533
Class M2, 0.554% 12/25/36 (e)(k)		168,877	56,800
Class M3, 0.584% 12/25/36 (e)(k)		171,238	49,945
Class M4, 0.644% 12/25/36 (e)(k)		204,896	47,492
Class M5, 0.684% 12/25/36 (e)(k)		188,362	31,083
Class M6, 0.764% 12/25/36 (e)(k)		168,877	20,617
Series 2007-1:
Class A2, 0.514% 3/25/37 (e)(k)		861,239	413,395
Class B1, 0.914% 3/25/37 (e)(k)		274,013	19,764
Class B2, 1.394% 3/25/37 (e)(k)		175,766	7,564
Class M1, 0.514% 3/25/37 (e)(k)		241,100	78,699
Class M2, 0.534% 3/25/37 (e)(k)		180,074	46,693
Class M3, 0.564% 3/25/37 (e)(k)		159,701	31,966
Class M4, 0.614% 3/25/37 (e)(k)		128,348	18,998
Class M5, 0.664% 3/25/37 (e)(k)		200,354	25,244
Class M6, 0.744% 3/25/37 (e)(k)		280,509	28,936
Series 2007-2A:
Class A1, 0.514% 7/25/37 (e)(k)		802,823	413,956
Class A2, 0.564% 7/25/37 (e)(k)		750,129	262,545
Class B1, 1.844% 7/25/37 (e)(k)		231,019	8,791
Class B2, 2.494% 7/25/37 (e)(k)		74,211	3,926
Class M1, 0.614% 7/25/37 (e)(k)		263,403	39,906
Class M2, 0.654% 7/25/37 (e)(k)		143,934	15,873
Class M3, 0.734% 7/25/37 (e)(k)		145,942	12,791
Class M4, 0.894% 7/25/37 (e)(k)		288,138	22,496
Class M5, 0.994% 7/25/37 (e)(k)		253,999	16,606
Class M6, 1.244% 7/25/37 (e)(k)		322,055	16,789
Series 2007-3:
Class A2, 0.534% 7/25/37 (e)(k)		802,070	343,136
Class B1, 1.194% 7/25/37 (e)(k)		194,948	16,261
Class B2, 1.844% 7/25/37 (e)(k)		487,850	25,988
Class B3, 4.244% 7/25/37 (e)(k)		60,124	1,359
Class M1, 0.554% 7/25/37 (e)(k)		174,202	57,498
Class M2, 0.584% 7/25/37 (e)(k)		186,713	50,676
Class M3, 0.614% 7/25/37 (e)(k)		294,214	64,743
Class M4, 0.744% 7/25/37 (e)(k)		461,959	81,507
Class M5, 0.844% 7/25/37 (e)(k)		239,618	31,933
Class M6, 1.044% 7/25/37 (e)(k)		182,715	19,943
Series 2007-4A:
Class B1, 2.794% 9/25/37 (e)(k)		196,665	7,075
Class M1, 1.194% 9/25/37 (e)(k)		297,810	26,096
Class M2, 1.294% 9/25/37 (e)(k)		297,810	18,083
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.844% 9/25/37 (e)(k)		$ 761,697	$ 32,898
Class M5, 1.994% 9/25/37 (e)(k)		761,697	24,284
Class M6, 2.194% 9/25/37 (e)(k)		763,176	15,653
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,557,205	129,838
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		8,807,364	833,171
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6187% 3/11/39 (k)		450,000	420,982
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (e)(k)		416,945	400,453
Class J, 1.0985% 3/15/19 (e)(k)		407,118	350,222
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (e)(k)		655,330	562,281
Class E, 0.5485% 3/15/22 (e)(k)		3,607,157	3,058,912
Class F, 0.5985% 3/15/22 (e)(k)		2,235,922	1,851,370
Class G, 0.6485% 3/15/22 (e)(k)		537,549	439,722
Class H, 0.7985% 3/15/22 (e)(k)		655,330	522,961
Class J, 0.9485% 3/15/22 (e)(k)		655,330	509,855
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		100,492	100,634
Series 2004-PWR3 Class A3, 4.487% 2/11/41		560,457	571,386
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	617,755
Series 2006-T22 Class AJ, 5.7044% 4/12/38 (k)		400,000	370,403
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (k)		1,112,000	1,275,869
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	70,904
Class I, 5.64% 2/14/31 (e)		198,779	137,810
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,019,028
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,013,209
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (e)(k)(m)		20,026,973	238,257
Series 2006-T22:
Class A4, 5.7044% 4/12/38 (k)		237,000	269,273
Class B, 5.7044% 4/12/38 (e)(k)		200,000	161,571
Series 2006-T24 Class X2, 0.6237% 10/12/41 (e)(k)(m)		3,435,357	25,611
Series 2007-BBA8:
Class K, 1.4485% 3/15/22 (e)(k)		120,000	77,761
Class L, 2.1485% 3/15/22 (e)(k)		253,498	81,883
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (e)(k)(m)		$ 133,870,169	$ 1,498,677
Series 2007-T28 Class X2, 0.3272% 9/11/42 (e)(k)(m)		72,025,455	471,407
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		326,945	326,127
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (e)(k)		730,759	602,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,330,750
Class XCL, 1.5913% 5/15/35 (e)(k)(m)		7,816,648	182,917
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7454% 12/15/47 (e)(k)		750,000	764,264
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	681,686
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	330,222
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		174,355	179,735
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (e)(k)		255,108	243,141
Class H, 0.6235% 8/15/21 (e)(k)		433,548	405,160
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		2,818,559	2,686,532
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)		6,336,472	6,336,631
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (e)(k)		1,587,295	1,498,097
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (k)		1,792,607	1,844,983
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,048,772
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,979,453
Class C, 5.476% 12/11/49		3,581,000	1,025,982
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	104,819
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	21,675
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,660
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,936
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,631
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	15,387
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	65,206
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)		$ 1,902,000	$ 2,041,032
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,360
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (e)(k)		77,877	75,032
Class H, 0.8685% 4/15/17 (e)(k)		171,562	148,139
Class J, 1.0985% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.4985% 11/15/17 (e)(k)		175,588	163,296
Class C, 0.5485% 11/15/17 (e)(k)		1,451,600	1,335,472
Class D, 0.5885% 11/15/17 (e)(k)		75,490	68,696
Class E, 0.6385% 11/15/17 (e)(k)		268,371	241,534
Class F, 0.6985% 11/15/17 (e)(k)		185,934	165,481
Class G, 0.7485% 11/15/17 (e)(k)		128,880	113,414
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (e)(k)		4,060,000	3,639,660
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	537,633
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		937,412	936,943
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,638,036
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,215,002
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,714,931
Series 2001-J2A Class F, 7.2268% 7/16/34 (e)(k)		199,000	205,569
Series 2006-C8 Class XP, 0.6566% 12/10/46 (k)(m)		16,823,805	148,016
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		37,184	38,234
Class G, 6.21% 7/15/31 (e)		554,000	566,335
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		161,250	167,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	474,164
Series 1999-C2 Class G, 6% 11/17/32		302,000	222,305
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		13,804	13,851
Series 2005 C6 Class B, 5.4022% 6/10/44 (k)		905,000	660,779
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		390,000	389,458
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		420,000	420,762
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		$ 440,000	$ 444,151
Class F, 4.867% 6/9/28 (e)		645,000	598,639
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		5,198,366	5,266,542
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,141,666
Series 2007-C3 Class A4, 5.9018% 6/15/39 (k)		28,438,000	31,002,397
Series 2006-C4 Class AAB, 5.439% 9/15/39		6,584,127	6,711,997
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (k)(m)		11,245,165	135,144
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,886,026
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (e)(k)		6,783,000	5,036,452
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8485% 9/15/21 (e)(k)		258,327	167,913
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37		98,168	98,627
Class A4, 4.75% 1/15/37		884,000	931,367
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	972,532
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,259,000	2,322,885
Class H, 6% 5/17/40 (e)		90,318	7,896
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,262,833
Class G, 6.75% 11/15/30 (e)		180,000	194,633
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (k)(m)		741,003	1,890
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (e)(k)(m)		2,986,271	4,930
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,540
Series 2006-C1 Class A3, 5.5944% 2/15/39 (k)		7,052,699	7,536,246
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (e)(k)		721,000	647,170
Class C:
0.4185% 2/15/22 (e)(k)		1,864,711	1,654,745
0.5185% 2/15/22 (e)(k)		665,993	584,209
Class F, 0.5685% 2/15/22 (e)(k)		1,331,815	1,154,684
Class L, 2.1485% 2/15/22 (e)(k)		100,000	9,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		$ 4,969,701	$ 4,966,441
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (k)(m)		29,709,955	219,675
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.894% 3/25/17 (e)(k)		160,000	112,000
CRESIX Finance Ltd. Series 2006-AA Class F, 4.444% 3/25/17 (e)(k)		260,000	169,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (e)(k)		500,000	494,703
Class E, 5.7284% 11/10/46 (e)(k)		260,000	240,502
Class F, 5.7284% 11/10/46 (e)(k)		710,000	506,450
Class XB, 0.3189% 11/10/46 (e)(k)(m)		20,920,000	320,264
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	332,074
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4518% 6/10/31 (e)(k)		891,000	937,323
Series 2000-CKP1 Class B3, 8.0578% 11/10/33 (k)		230,000	229,960
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,990,000	2,022,234
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	328,284
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (k)(m)		820,000	135,770
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	87,260
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (e)		27,257	27,166
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,707,426
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	477,382
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	230,575
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.6618% 12/25/43 (k)(m)		1,640,000	248,485
Series K012 Class X3, 2.3657% 1/25/41 (k)(m)		1,800,000	243,248
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3301% 9/25/45 (e)(k)		1,290,000	1,308,594
Series 2011-K10 Class B, 4.7561% 11/25/49 (e)(k)		240,000	233,392
Series 2011-K11 Class B, 4.5694% 12/25/48 (e)(k)		750,000	718,276
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		$ 1,361,495	$ 1,252,575
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,347,077
Series 2001-1 Class X1, 1.5729% 5/15/33 (e)(k)(m)		2,171,442	19,304
Series 2002-1A Class H, 7.3318% 12/10/35 (e)(k)		65,000	64,944
Series 2007-C1 Class XP, 0.3493% 12/10/49 (k)(m)		25,541,983	112,538
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	208,054
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		654,009	677,411
Class G, 6.75% 4/15/29 (k)		504,000	548,832
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		225,989	232,496
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	179,971
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		5,204	5,194
Class J, 6.974% 8/15/36		226,000	225,250
Class K, 6.974% 8/15/36		427,000	148,388
Series 2000-C1 Class K, 7% 3/15/33		38,385	28,713
Series 2005-C1 Class X2, 0.7314% 5/10/43 (k)(m)		6,595,339	11,298
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (e)(k)		715,000	694,506
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	500,037
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,047
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,139,412
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,496
Class J, 6.306% 1/11/35 (e)		760,000	755,761
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	219,528
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	654,330
Series 2006-GG7 Class A3, 6.079% 7/10/38 (k)		3,719,734	3,719,351
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (e)(k)(m)		40,350,265	250,414
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (e)(k)		431,608	411,642
Class F, 0.7025% 6/6/20 (e)(k)		835,001	788,275
Class J, 2.0125% 6/6/20 (e)(k)		250,000	204,710
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		$ 1,994,000	$ 1,940,561
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,880,677
Class F, 2.8433% 3/6/20 (e)(k)		164,000	157,473
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,371
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,372
Class J, 4.4568% 3/6/20 (e)(k)		86,000	82,792
Class L, 6.4193% 3/6/20 (e)(k)		400,000	388,680
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		458,663	465,189
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		790,614	852,124
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,800
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (e)(k)(m)		28,943,944	62,635
Series 2006-GG6 Class A2, 5.506% 4/10/38		5,474,113	5,562,903
Series 2006-RR2:
Class M, 5.7472% 6/23/46 (e)(k)		100,000	0
Class N, 5.7472% 6/23/46 (e)(k)		100,000	0
Series 2010-C1:
Class D, 6.1391% 8/10/43 (e)(k)		290,000	286,435
Class E, 4% 8/10/43 (e)		1,200,000	772,960
Class X, 1.699% 8/10/43 (e)(k)(m)		6,244,063	536,315
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		510,000	490,977
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		905,440	910,953
Series 2007-GG10 Class A2, 5.778% 8/10/45		9,323,423	9,493,594
Series 2010-C2 Class XA, 0.8635% 12/10/43 (e)(k)		5,590,552	149,268
Series 2011-GC5 Class C, 5.4751% 8/10/44 (e)(k)		1,050,000	953,123
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.1048% 9/10/22 (e)(k)		1,120,000	1,071,280
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	488,669
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		935,000	939,917
Series 2003-C1:
Class CM1, 5.6896% 1/12/37 (e)(k)		200,157	196,154
Class D, 5.192% 1/12/37		270,000	265,375
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(k)		1,025,000	1,056,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(k)		$ 695,000	$ 652,846
Series 2011-C4 Class E, 5.5686% 7/15/46 (e)(k)		370,000	305,405
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL1A Class E, 0.6185% 2/15/20 (e)(k)		144,283	131,555
Series 2006-FLA2:
Class A2, 0.3785% 11/15/18 (e)(k)		7,706,881	7,441,957
Class B, 0.4185% 11/15/18 (e)(k)		1,046,104	972,877
Class C, 0.4585% 11/15/18 (e)(k)		743,228	668,905
Class D, 0.4785% 11/15/18 (e)(k)		226,403	199,235
Class E, 0.5285% 11/15/18 (e)(k)		326,598	280,875
Class F, 0.5785% 11/15/18 (e)(k)		489,002	415,652
Class G, 0.6085% 11/15/18 (e)(k)		424,901	348,419
Class H, 0.7485% 11/15/18 (e)(k)		326,672	254,804
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)		4,674,131	4,838,558
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		722,147	756,105
Class A3, 5.336% 5/15/47		9,409,000	10,360,146
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (k)		6,670,000	7,590,387
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (k)		5,183,724	5,228,112
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		3,575,983	3,576,730
Class A3, 5.42% 1/15/49		25,732,000	28,792,487
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	108,954
Series 2004-LN2 Class D, 5.4059% 7/15/41 (k)		420,000	253,192
Series 2005-CB13 Class E, 5.5259% 1/12/43 (e)(k)		963,000	49,145
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,011,998	10,215,602
Series 2005-LDP5 Class AJ, 5.4938% 12/15/44 (k)		360,000	362,862
Series 2006-CB17 Class A3, 5.45% 12/12/43		500,167	516,387
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (k)		165,000	61,442
Class C, 5.9303% 2/12/49 (k)		424,000	124,055
Class D, 5.9303% 2/12/49 (k)		447,000	62,024
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	93,067
Class CS, 5.466% 1/15/49 (k)		157,000	19,087
Class ES, 5.7445% 1/15/49 (e)(k)		983,000	51,455
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.7126% 11/15/43 (e)(k)		$ 645,000	$ 586,595
Class XB, 0.7538% 11/15/43 (e)(k)(m)		3,600,000	142,076
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5:
Class B. 5.4912% 8/15/46 (e)(k)		980,000	995,887
Class C, 5.4912% 8/15/46 (e)(k)		250,000	229,592
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		346,029	350,651
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		48,921	49,024
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (k)		21,615,000	24,630,725
Series 1998-C1 Class D, 6.98% 2/18/30		270,678	275,217
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		576,583	608,477
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	143,570
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,214,810
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,237,829
Class AM, 5.263% 11/15/40 (k)		137,000	146,818
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	260,589
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)		563,472	564,097
Class AM, 5.413% 9/15/39		1,500,000	1,597,740
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,142,434	1,143,788
Class A3, 5.347% 11/15/38		1,417,000	1,599,959
Class AM, 5.378% 11/15/38		160,000	160,580
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,428,450
Class A4, 5.424% 2/15/40		5,434,000	6,135,394
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,408,166
Series 2007-C6 Class A2, 5.845% 7/15/40		9,593,209	9,751,746
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	86,099
Series 2003-C7 Class L, 5.224% 7/15/37 (e)(k)		284,000	171,883
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	193,145
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	770,761
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (k)(m)		4,326,994	9,078
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	774,697
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 5.8935% 6/15/38 (k)		$ 660,000	$ 551,075
Class AM, 6.0868% 6/15/38 (k)		500,000	530,074
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)		8,109,240	86,801
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (k)(m)		3,031,686	25,678
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,690,951
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,304,952
Class XCP, 0.431% 9/15/45 (k)(m)		139,001,657	1,009,291
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (e)(k)		608,683	544,875
Class E, 0.5385% 9/15/21 (e)(k)		2,196,145	1,900,037
Class F, 0.5885% 9/15/21 (e)(k)		1,143,094	954,677
Class G, 0.6085% 9/15/21 (e)(k)		2,258,211	1,818,241
Class H, 0.6485% 9/15/21 (e)(k)		582,579	445,771
Series 2007-LLFA Class E, 1.1485% 6/15/22 (e)(k)		760,000	619,400
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,381,981
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6888% 6/25/43 (e)(k)		310,000	262,420
Series 2011-1 Class B, 5.6888% 6/25/43 (e)(k)		540,000	556,894
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4078% 10/12/39 (e)(k)	CAD	320,000	288,035
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		499,921	506,878
Series 1998-C3 Class E, 7.0079% 12/15/30 (k)		173,000	177,421
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5028% 1/12/44 (k)		220,000	217,578
Series 2004-MKB1 Class F, 5.8353% 2/12/42 (e)(k)		180,000	170,767
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (k)		1,288,965	1,300,998
Series 2005-LC1 Class F, 5.5568% 1/12/44 (e)(k)		1,655,000	924,354
Series 2006-C1:
Class A2, 5.8093% 5/12/39 (k)		1,762,126	1,823,402
Class AJ, 5.8543% 5/12/39 (k)		160,000	142,616
Class AM, 5.8093% 5/12/39 (k)		100,000	104,299
Series 2007-C1 Class A4, 6.0271% 6/12/50 (k)		7,199,517	8,097,743
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,620,498
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (k)		287,583	287,502
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (k)		$ 2,024,000	$ 2,056,700
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		348,537	348,474
Class ASB, 5.133% 12/12/49 (k)		1,565,372	1,661,858
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,707,974
Class A4, 5.378% 8/12/48		76,000	82,169
Class B, 5.479% 8/12/48		5,706,000	1,426,500
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	15,888,028
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,198,531
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		7,452,019	7,842,140
Series 2006-4 Class XP, 0.8109% 12/12/49 (k)(m)		27,872,665	465,055
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	594,114
Series 2007-7 Class B, 5.9345% 6/12/50 (k)		166,000	13,994
Series 2007-8 Class A3, 6.1644% 8/12/49 (k)		1,640,000	1,822,206
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.449% 7/15/19 (e)(k)		357,716	207,475
Class H, 0.629% 7/15/19 (e)(k)		108,390	103,512
Class J, 0.679% 7/15/19 (e)(k)		354,000	299,130
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (e)(k)		1,092,000	989,221
Class D, 0.439% 10/15/20 (e)(k)		667,354	601,206
Class E, 0.499% 10/15/20 (e)(k)		834,661	710,196
Class F, 0.549% 10/15/20 (e)(k)		500,899	381,124
Class G, 0.589% 10/15/20 (e)(k)		619,188	452,552
Class H, 0.679% 10/15/20 (e)(k)		389,758	226,403
Class J, 0.829% 10/15/20 (e)(k)		228,006	94,823
Class MHRO, 0.939% 10/15/20 (e)(k)		594,748	499,588
Class NHRO, 1.139% 10/15/20 (e)(k)		902,610	740,140
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		281,085	282,490
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,961,048	1,998,459
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	646,649
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,011,826
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		12,853	12,841
Class A4, 5.364% 3/15/44		10,000,000	11,017,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.398% 4/30/39 (e)(k)		$ 158,553	$ 142,698
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,756	100,821
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	170,208
Class O, 5.91% 11/15/31 (e)		197,950	46,832
Series 2004-IQ7 Class E, 5.5403% 6/15/38 (e)(k)		120,000	84,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	212,800
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (e)(k)(m)		8,843,355	36,196
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (k)		628,661	632,077
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (k)		1,422,351	1,474,830
Class A4, 5.895% 10/15/42 (k)		570,000	643,168
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	765,076
Series 2006-T23 Class A3, 5.986% 8/12/41 (k)		972,000	1,015,339
Series 2007-HQ12 Class A2, 5.7828% 4/12/49 (k)		11,641,836	12,000,929
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,126,168
Class B, 5.9063% 4/15/49 (k)		469,000	127,093
Series 2011-C1:
Class C, 5.4222% 9/15/47 (e)(k)		250,000	248,054
Class D, 5.4222% 9/15/47 (e)(k)		590,000	544,372
Class E, 5.4222% 9/15/47 (e)(k)		573,100	485,765
Series 2011-C2:
Class D, 5.4958% 6/15/44 (e)(k)		580,000	534,180
Class E, 5.4958% 6/15/44 (e)(k)		600,000	506,814
Class F, 5.4958% 6/15/44 (e)(k)		550,000	404,762
Class XB, 0.5399% 6/15/44 (e)(k)(m)		9,001,008	278,851
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	1,011,767
Class E, 5.3573% 7/15/49 (e)(k)		400,000	327,708
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9031% 2/23/34 (k)		466,000	520,248
Series 2001-TOP3 Class E, 7.4705% 7/15/33 (e)(k)		150,000	127,917
Series 2003-TOP9 Class E, 5.8886% 11/13/36 (e)(k)		78,000	77,141
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		479,927	495,420
Class G, 5% 8/20/30 (e)		361,875	365,410
Class J, 5% 8/20/30 (e)		195,000	186,026
Series 1999-SL Class X, 11/10/30 (m)		113,179	98,749
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		$ 1,050,000	$ 1,077,727
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		770,286	816,503
RBSCF Trust Series 2010-MB1 Class D, 4.829% 4/15/24 (e)(k)		480,000	463,500
Real Estate Asset Liquidity Trust:
2006-2 Series L, 4.456% 9/12/38	CAD	26,000	14,799
Series 2007-1 Class J, 4.57% 4/12/23 (e)(k)	CAD	42,000	27,664
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,053
Class G, 4.456% 9/12/38	CAD	54,000	42,982
Class H, 4.456% 9/12/38	CAD	36,000	26,820
Class J, 4.456% 9/12/38	CAD	36,000	25,041
Class K, 4.456% 9/12/38	CAD	18,000	11,030
Class M, 4.456% 9/12/38	CAD	128,859	36,458
Series 2007-1:
Class F, 4.57% 4/12/23 (e)(k)	CAD	126,000	94,449
Class G, 4.57% 4/12/23 (e)(k)	CAD	42,000	30,143
Class H, 4.57% 4/12/23 (e)(k)	CAD	42,000	28,871
Class K, 4.57% 4/12/23 (e)(k)	CAD	21,000	13,259
Class L, 4.57% 4/12/23 (e)(k)	CAD	63,000	38,144
Class M, 4.57% 4/12/23 (e)(k)	CAD	185,000	50,123
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	207,946
Class E5, 6.5% 2/18/34 (e)(k)		900,000	906,336
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		91,243	91,385
Class F, 7.3% 10/12/34 (e)		473,000	473,326
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.7188% 8/15/39 (k)		170,000	166,911
Series 2007-C4 Class F, 5.7188% 8/15/39 (k)		820,000	575,844
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	251,159
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8235% 7/15/24 (e)(k)		110,000	72,095
Class G, 0.8235% 7/15/24 (e)(k)		200,000	120,082
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (e)(k)		284,000	299,239
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	191,040
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (e)(k)		$ 1,770,598	$ 1,386,828
Class F, 0.6296% 9/15/21 (e)(k)		1,877,987	1,414,601
Class G, 0.6496% 9/15/21 (e)(k)		1,779,101	1,286,742
Class J, 0.8896% 9/15/21 (e)(k)		395,545	179,282
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (e)(k)		140,220	126,198
Class AP2, 1.0485% 6/15/20 (e)(k)		235,007	206,806
Class F, 0.7285% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9485% 6/15/20 (e)(k)		233,916	189,472
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		1,598,102	1,609,274
Series 2003-C8 Class A3, 4.445% 11/15/35		6,853,479	6,928,648
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,204,503
Series 2007-C30:
Class A3, 5.246% 12/15/43		612,481	626,639
Class A4, 5.305% 12/15/43		8,604,000	9,143,574
Class A5, 5.342% 12/15/43		13,536,000	14,744,210
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,859,247
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (k)		13,343,546	13,829,438
Class A3, 5.9287% 6/15/49 (k)		3,229,000	3,554,796
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	902,409
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	336,682
Series 2004-C11:
Class D, 5.5485% 1/15/41 (k)		360,000	326,672
Class E, 5.5985% 1/15/41 (k)		327,000	277,115
Series 2004-C12 Class D, 5.495% 7/15/41 (k)		280,000	283,058
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	251,203
Class C, 5.21% 8/15/41		170,000	162,456
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(k)		500,000	486,749
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,730,468
Series 2005-C22:
Class B, 5.5336% 12/15/44 (k)		4,218,000	2,898,905
Class F, 5.5336% 12/15/44 (e)(k)		3,171,000	766,678
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,644,243
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,509,505
Class C, 5.483% 12/15/43 (k)		5,706,000	2,253,271
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class D, 5.513% 12/15/43 (k)		$ 3,044,000	$ 776,978
Class XP, 0.6327% 12/15/43 (e)(k)(m)		17,012,943	166,216
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)		522,000	106,598
Series 2007-C32:
Class D, 5.9287% 6/15/49 (k)		1,431,000	418,374
Class E, 5.9287% 6/15/49 (k)		2,252,000	561,874
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (k)		19,259,000	21,264,844
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		20,614,217	723,559
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)		360,000	357,602
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	243,907
Series 2011-C5:
Class C, 5.8247% 11/15/44 (e)(k)		260,000	246,568
Class D, 5.8247% 11/15/44 (e)(k)		200,000	173,656
Class XA, 2.2648% 11/15/44 (e)(k)(m)		5,241,589	642,252
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,531,398
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,602,708)			748,899,380
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,412,761
California Gen. Oblig.:
7.5% 4/1/34		14,555,000	18,767,363
7.55% 4/1/39		3,020,000	3,998,450
7.6% 11/1/40		4,510,000	6,033,298
7.625% 3/1/40		3,440,000	4,571,003
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,170,413
Series 2011, 5.877% 3/1/19		2,935,000	3,249,955
TOTAL MUNICIPAL SECURITIES (Cost $43,523,400)			47,203,243
Foreign Government and Government Agency Obligations - 1.8%
		Principal Amount (c)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,304,209	$ 3,368,043
2.5% 12/31/38 (d)		3,210,000	1,203,750
7% 9/12/13		7,320,000	7,294,787
7% 10/3/15		10,420,000	9,840,532
Bahamian Republic 6.95% 11/20/29 (e)		855,000	974,700
Bahrain Kingdom 5.5% 3/31/20		550,000	539,000
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	373,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,595,000	4,330,788
8.95% 1/26/18		1,085,000	1,009,050
Bermuda Government 5.603% 7/20/20 (e)		470,000	533,450
Brazilian Federative Republic:
7.125% 1/20/37		540,000	747,900
8.25% 1/20/34		290,000	444,425
8.75% 2/4/25		245,000	370,563
10.125% 5/15/27		1,215,000	2,029,050
12.25% 3/6/30		735,000	1,422,225
Chilean Republic 3.25% 9/14/21		3,710,000	3,804,605
Colombian Republic:
4.375% 7/12/21		1,745,000	1,888,963
6.125% 1/18/41		1,585,000	1,949,550
7.375% 1/27/17		750,000	924,750
7.375% 3/18/19		1,070,000	1,372,810
7.375% 9/18/37		2,130,000	2,971,350
10.375% 1/28/33		2,150,000	3,622,750
11.75% 2/25/20		1,050,000	1,669,500
Congo Republic 3% 6/30/29 (d)		2,080,500	1,560,375
Croatia Republic:
6.375% 3/24/21 (e)		1,725,000	1,625,813
6.625% 7/14/20 (e)		2,195,000	2,129,150
6.75% 11/5/19 (e)		2,755,000	2,713,675
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,235,000	2,167,950
6.25% 7/27/21 (e)		1,610,000	1,561,700
7.4% 1/22/15 (e)		1,635,000	1,700,400
Dominican Republic:
1.5522% 8/30/24 (k)		1,350,000	1,215,000
7.5% 5/6/21 (e)		2,580,000	2,644,500
9.04% 1/23/18 (e)		1,185,880	1,298,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (e)		$ 940,000	$ 1,010,500
7.625% 2/1/41 (e)		525,000	523,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,293,463
7.75% 1/24/23 (Reg. S)		895,000	975,550
8.25% 4/10/32 (Reg. S)		575,000	626,750
Gabonese Republic 8.2% 12/12/17 (e)		1,185,000	1,407,188
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,100,800
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,799,688
Hungarian Republic:
4.75% 2/3/15		4,315,000	4,110,038
6.25% 1/29/20		1,430,000	1,351,350
7.625% 3/29/41		2,600,000	2,437,500
Indonesian Republic:
4.875% 5/5/21 (e)		1,095,000	1,201,763
5.25% 1/17/42 (e)		1,030,000	1,099,525
5.875% 3/13/20 (e)		1,660,000	1,925,600
6.625% 2/17/37 (e)		1,100,000	1,372,250
6.875% 1/17/18 (e)		1,105,000	1,331,525
7.75% 1/17/38 (e)		1,925,000	2,714,250
8.5% 10/12/35 (Reg. S)		1,685,000	2,527,500
11.625% 3/4/19 (e)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,710,000	2,893,800
Jordanian Kingdom 3.875% 11/12/15		820,000	768,750
Latvian Republic:
5.25% 2/22/17 (e)		1,335,000	1,366,706
5.25% 6/16/21 (e)		550,000	533,500
Lebanese Republic:
4% 12/31/17		3,351,000	3,321,511
5.15% 11/12/18		550,000	548,625
Lithuanian Republic:
6.125% 3/9/21 (e)		1,835,000	1,892,436
6.625% 2/1/22 (e)		1,490,000	1,601,750
6.75% 1/15/15 (e)		1,215,000	1,306,125
7.375% 2/11/20 (e)		2,655,000	2,986,875
Namibia Republic of 5.5% 11/3/21 (e)		1,340,000	1,390,250
Peruvian Republic:
3% 3/7/27 (d)		1,210,000	1,040,600
5.625% 11/18/50		1,620,000	1,765,800
7.35% 7/21/25		1,550,000	2,088,625
8.75% 11/21/33		2,865,000	4,397,775
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Philippine Republic:
5% 1/13/37		$ 725,000	$ 772,125
6.375% 1/15/32		515,000	637,313
6.5% 1/20/20		805,000	984,113
7.5% 9/25/24		290,000	379,900
7.75% 1/14/31		820,000	1,147,016
9.5% 2/2/30		1,780,000	2,848,000
9.875% 1/15/19		640,000	913,600
10.625% 3/16/25		1,320,000	2,158,200
Polish Government:
3.875% 7/16/15		840,000	882,000
5% 3/23/22		655,000	699,213
5.125% 4/21/21		825,000	884,813
6.375% 7/15/19		2,200,000	2,574,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,360,000	1,224,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (e)		520,000	535,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	3,716,875
Republic of Nigeria 6.75% 1/28/21 (e)		1,355,000	1,446,463
Republic of Serbia 6.75% 11/1/24 (e)		7,808,668	7,574,408
Romanian Republic 6.75% 2/7/22 (e)		2,512,000	2,587,360
Russian Federation:
7.5% 3/31/30 (Reg. S)		7,859,020	9,362,451
11% 7/24/18 (Reg. S)		385,000	542,850
12.75% 6/24/28 (Reg. S)		1,950,000	3,478,410
Senegal Republic of 8.75% 5/13/21 (e)		700,000	701,750
State of Qatar 5.75% 1/20/42 (e)		945,000	1,027,688
Turkish Republic:
5.125% 3/25/22		735,000	729,488
5.625% 3/30/21		815,000	847,600
6% 1/14/41		350,000	342,125
6.25% 9/26/22		680,000	725,900
6.75% 4/3/18		1,395,000	1,562,400
6.75% 5/30/40		805,000	865,375
6.875% 3/17/36		2,520,000	2,746,800
7% 9/26/16		1,360,000	1,523,200
7.25% 3/15/15		730,000	803,000
7.25% 3/5/38		1,250,000	1,428,125
7.375% 2/5/25		2,430,000	2,834,109
7.5% 7/14/17		1,285,000	1,479,678
7.5% 11/7/19		745,000	873,513
11.875% 1/15/30		960,000	1,617,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		$ 1,690,000	$ 1,440,725
Ukraine Government:
6.25% 6/17/16 (e)		2,080,000	1,885,104
6.385% 6/26/12 (e)		4,775,000	4,793,145
6.75% 11/14/17 (e)		1,895,000	1,700,763
6.875% 9/23/15 (e)		1,630,000	1,536,275
7.65% 6/11/13 (e)		3,315,000	3,286,160
7.75% 9/23/20 (e)		1,430,000	1,283,425
7.95% 2/23/21 (e)		1,425,000	1,293,188
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	583,831
United Mexican States:
3.625% 3/15/22		1,080,000	1,100,520
5.125% 1/15/20		920,000	1,050,640
5.75% 10/12/10		756,000	807,030
5.95% 3/19/19		300,000	359,100
6.05% 1/11/40		9,304,000	11,327,620
6.75% 9/27/34		720,000	936,000
7.5% 4/8/33		425,000	597,125
8.3% 8/15/31		420,000	631,050
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,345,000	3,247,825
8% 11/18/22		2,105,903	2,874,558
Venezuelan Republic:
6% 12/9/20		620,000	465,000
7% 3/31/38		625,000	445,313
7.75% 10/13/19 (Reg. S)		800,000	676,000
8.5% 10/8/14		735,000	738,675
9% 5/7/23 (Reg. S)		2,490,000	2,122,725
9.25% 9/15/27		1,210,000	1,085,975
9.25% 5/7/28 (Reg. S)		790,000	675,450
9.375% 1/13/34		885,000	761,100
10.75% 9/19/13		1,300,000	1,358,500
11.75% 10/21/26 (Reg. S)		1,410,000	1,420,575
11.95% 8/5/31 (Reg. S)		1,890,000	1,904,175
12.75% 8/23/22		4,180,000	4,430,800
13.625% 8/15/18		848,000	915,840
Vietnamese Socialist Republic:
1.3166% 3/12/16 (k)		919,565	827,608
4% 3/12/28 (d)		3,195,000	2,619,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (e)		$ 835,000	$ 908,063
6.875% 1/15/16 (e)		2,280,000	2,473,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,500,593)			261,628,993
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $232,967)		242,000	251,210
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,419,469
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	228,375
TOTAL CONVERTIBLE PREFERRED STOCKS		3,647,844
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	127,050
CBL & Associates Properties, Inc. 7.375%	7,720	194,930
Cedar Shopping Centers, Inc. 8.875%	5,000	125,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series H, 7.50%	5,000	$ 128,600
Digital Realty Trust, Inc. Series E, 7.00%	10,000	262,800
Equity Lifestyle Properties, Inc. 8.034%	22,162	578,428
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,068
Hersha Hospitality Trust Series B, 8.00%	13,844	340,978
Hospitality Properties Trust Series D, 7.125%	10,000	255,400
LaSalle Hotel Properties Series H, 7.50%	10,000	256,800
PS Business Parks, Inc.:
6.875%	10,000	266,000
Series S, 6.45%	21,000	533,400
Public Storage:
Series P, 6.50%	12,000	331,800
Series R, 6.35%	10,500	284,445
Series S, 5.90%	20,000	509,400
Realty Income Corp. Series F, 6.625%	12,000	307,560
Regency Centers Corp. Series 6, 6.625%	5,510	139,679
Stag Industrial, Inc. Series A, 9.00%	20,000	514,200
		5,405,038
TOTAL PREFERRED STOCKS (Cost $9,254,649)		9,052,882
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1959% 12/27/14 (k)	$ 3,351,661	3,209,216
Tranche C, term loan 2.1887% 12/27/15 (k)	2,105,267	2,015,794
		5,225,010
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,790,975	2,801,441
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,015,623	1,929,959
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	$ 913,100	$ 914,241
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (k)	1,435,000	1,440,453
		3,354,694
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	266,325
Tranche B 1LN, term loan 4.7645% 6/7/18 (k)	792,198	791,208
		1,057,533
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,072,963	2,062,598
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,592,625
Univision Communications, Inc. term loan 4.494% 3/31/17 (k)	4,421,098	4,106,094
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,250,000
		11,011,317
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	3,680,000	3,657,000
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	338,100	337,255
TOTAL CONSUMER DISCRETIONARY		29,374,209
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,404,388	1,400,877
U.S. Foodservice term loan 5.75% 3/31/17 (k)	4,871,086	4,834,552
		6,235,429
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,988,581	2,970,052
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	$ 1,615,000	$ 1,610,963
Insurance - 0.1%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (k)	1,537,386	1,531,698
Tranche 2ND LIEN, term loan 9% 5/24/19 (k)	3,255,000	3,316,194
Lonestar Inter Super Hld LLC term loan 8/13/19	1,925,000	1,949,063
		6,796,955
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	629,400	623,106
CityCenter term loan 8.75% 7/1/13 (k)	1,000,000	992,500
		1,615,606
TOTAL FINANCIALS		10,023,524
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,232,753	2,210,425
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	221,588	221,588
TOTAL HEALTH CARE		2,432,013
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,781,025	2,714,280
US Airways Group, Inc. term loan 2.744% 3/23/14 (k)	2,810,347	2,578,494
		5,292,774
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	542,210	509,677
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (k)	$ 2,530,000	$ 2,530,000
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,283,525	2,277,816
		4,807,816
TOTAL INDUSTRIALS		10,610,267
MATERIALS - 0.1%
Chemicals - 0.0%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (k)	1,000,000	1,013,750
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,068,701	2,079,044
		3,092,794
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,065,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (k)	1,472,575	1,483,619
		3,548,619
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	2,108,938	2,108,938
TOTAL MATERIALS		8,750,351
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2535% 2/1/14 (k)	2,425,000	2,364,375
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0147% 3/17/18 (k)	2,949,306	2,919,813
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,252,975	2,252,975
		7,537,163
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	372,188	372,187
TOTAL FLOATING RATE LOANS (Cost $76,073,479)		78,305,195
Sovereign Loan Participations - 0.0%
	Principal Amount (c)	Value
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	$ 1,607,627	$ 1,511,170
Goldman Sachs 1.25% 12/14/19 (k)	1,377,778	1,295,111
0% 12/14/19 (k)	106,286	99,909
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,651,440)		2,906,190
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,438,852)	2,243,000	2,579,795
Fixed-Income Funds - 23.1%
	Shares
Fidelity Floating Rate Central Fund (l)	5,734,106	578,341,954
Fidelity Mortgage Backed Securities Central Fund (l)	26,421,758	2,866,496,506
TOTAL FIXED-INCOME FUNDS (Cost $3,208,191,485)		3,444,838,460
Preferred Securities - 0.0%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 1,860,000	1,984,375
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,980,000	2,005,868
TOTAL PREFERRED SECURITIES (Cost $3,813,628)		3,990,243
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,220,997,367)	1,220,997,367	$ 1,220,997,367
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $14,596,812,402)		15,549,569,793
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(635,700,084)
NET ASSETS - 100%		$ 14,913,869,709
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3.5% 3/1/42	$ (78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(27,000,000)	(27,907,435)
4% 3/1/42	(23,200,000)	(24,416,824)
4.5% 3/1/42	(43,500,000)	(46,360,943)
5% 3/1/42	(47,000,000)	(50,758,765)
5% 3/1/42	(9,000,000)	(9,719,763)
5% 3/1/42	(16,000,000)	(17,279,579)
5% 3/1/42	(16,000,000)	(17,279,579)
6% 3/1/42	(18,000,000)	(19,805,891)
TOTAL FANNIE MAE		(456,943,628)
Ginnie Mae
4% 3/1/42	(2,700,000)	(2,907,847)
TOTAL TBA SALE COMMITMENTS (Proceeds $459,631,945)		$ (459,851,475)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,154,763	$ (2,034,940)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,477,977	(2,340,181)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,508,334	(1,424,458)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	3,878,573	(3,662,892)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,400,596	(1,322,711)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	23,846	(18,445)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (736)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	23,153	(20,187)
TOTAL CREDIT DEFAULT SWAPS		$ 11,468,029	$ (10,824,550)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	768,840
		$ 211,468,029	$ (10,055,710)
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,023,002,212 or 6.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,216,630.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $727,178 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 548,737
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 228,566
Fidelity Floating Rate Central Fund	13,423,997
Fidelity Mortgage Backed Securities Central Fund	43,696,283
Total	$ 57,348,846
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 163,043,361	$ -	$ 578,341,954	31.4%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	43,696,285	-	2,866,496,506	22.0%
Total	$ 3,202,847,710	$ 206,739,646	$ -	$ 3,444,838,460
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,419,469	$ 3,419,469	$ -	$ -
Financials	5,633,413	5,405,038	228,375	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,562,288,913	-	3,561,929,536	359,377
U.S. Government and Government Agency Obligations	3,913,031,898	-	3,913,031,898	-
U.S. Government Agency - Mortgage Securities	1,837,637,987	-	1,837,637,987	-
Asset-Backed Securities	298,586,531	-	274,208,830	24,377,701
Collateralized Mortgage Obligations	116,508,406	-	113,004,269	3,504,137
Commercial Mortgage Securities	748,899,380	-	706,158,037	42,741,343
Municipal Securities	47,203,243	-	47,203,243	-
Foreign Government and Government Agency Obligations	261,628,993	-	260,588,393	1,040,600
Supranational Obligations	251,210	-	251,210	-
Floating Rate Loans	78,305,195	-	76,312,695	1,992,500
Sovereign Loan Participations	2,906,190	-	-	2,906,190
Bank Notes	2,579,795	-	2,579,795	-
Fixed-Income Funds	3,444,838,460	3,444,838,460	-	-
Preferred Securities	3,990,243	-	3,990,243	-
Money Market Funds	1,220,997,367	1,220,997,367	-	-
Total Investments in Securities:	$ 15,549,569,793	$ 4,674,660,334	$ 10,797,124,511	$ 77,784,948
Derivative Instruments:
Assets
Swap Agreements	$ 768,840	$ -	$ 768,840	$ -
Liabilities
Swap Agreements	$ (10,824,550)	$ -	$ (10,785,182)	$ (39,368)
Total Derivative Instruments:	$ (10,055,710)	$ -	$ (10,016,342)	$ (39,368)
Other Financial Instruments:
TBA Sale Commitments	$ (459,851,475)	$ -	$ (459,851,475)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	736,567
Total Unrealized Gain (Loss)	(4,374,581)
Cost of Purchases	2,218,424
Proceeds of Sales	(14,225,697)
Amortization/Accretion	157,857
Transfers in to Level 3	23,126,886
Transfers out of Level 3	(23,248,319)
Ending Balance	$ 77,784,948
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,059,170)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	(6,509)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (39,368)
Realized gain (loss) on Swap Agreements for the period	$ 847
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (6,509)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (10,824,550)
Interest Rate Risk
Swap Agreements (a)	768,840	-
Total Value of Derivatives	$ 768,840	$ (10,824,550)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,167,623,550)	$ 10,883,733,966
Fidelity Central Funds (cost $4,429,188,852)	4,665,835,827
Total Investments (cost $14,596,812,402)		$ 15,549,569,793
Cash		396,270
Receivable for investments sold, regular delivery		30,627,061
Receivable for TBA sale commitments		459,631,945
Receivable for fund shares sold		68,291,615
Dividends receivable		49,602
Interest receivable		82,373,080
Distributions receivable from Fidelity Central Funds		114,527
Swap agreements, at value		768,840
Other receivables		52,956
Total assets		16,191,875,689

Liabilities
Payable for investments purchased Regular delivery	$ 7,573,428
Delayed delivery	571,763,451
TBA sale commitments, at value	459,851,475
Payable for swap agreements	437,074
Payable for fund shares redeemed	219,575,935
Distributions payable	1,792,312
Swap agreements, at value	10,824,550
Accrued management fee	3,902,375
Distribution and service plan fees payable	381,166
Other affiliated payables	1,851,224
Other payables and accrued expenses	52,990
Total liabilities		1,278,005,980

Net Assets		$ 14,913,869,709
Net Assets consist of:
Paid in capital		$ 14,076,252,628
Undistributed net investment income		56,823,931
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,164,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		942,957,362
Net Assets		$ 14,913,869,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,455,915,037 ÷ 131,903,359 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($51,083,887 ÷ 4,633,379 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($10,146,736 ÷ 919,050 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($80,520,955 ÷ 7,295,759 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($12,793,589,188 ÷ 1,159,258,348 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,613,906 ÷ 47,419,000 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Dividends		$ 481,550
Interest		219,155,566
Income from Fidelity Central Funds		57,348,846
Total income		276,985,962

Expenses
Management fee	$ 22,029,268
Transfer agent fees	8,145,685
Distribution and service plan fees	2,120,856
Fund wide operations fee	2,297,369
Independent trustees' compensation	25,055
Miscellaneous	18,995
Total expenses before reductions	34,637,228
Expense reductions	(1,594)	34,635,634
Net investment income (loss)		242,350,328
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135,469,894
Foreign currency transactions	(537)
Swap agreements	(35,135)
Total net realized gain (loss)		135,434,222
Change in net unrealized appreciation (depreciation) on: Investment securities	116,673,979
Assets and liabilities in foreign currencies	29
Swap agreements	(31,831)
Delayed delivery commitments	(2,162,465)
Total change in net unrealized appreciation (depreciation)		114,479,712
Net gain (loss)		249,913,934
Net increase (decrease) in net assets resulting from operations		$ 492,264,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,350,328	$ 503,424,089
Net realized gain (loss)	135,434,222	279,450,476
Change in net unrealized appreciation (depreciation)	114,479,712	(49,093,458)
Net increase (decrease) in net assets resulting from operations	492,264,262	733,781,107
Distributions to shareholders from net investment income	(261,764,856)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,386)	(244,516,243)
Total distributions	(477,735,242)	(729,913,681)
Share transactions - net increase (decrease)	1,590,674,402	417,450,284
Total increase (decrease) in net assets	1,605,203,422	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $56,823,931 and undistributed net investment income of $76,238,459, respectively)	$ 14,913,869,709	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.172	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.191	.187	.778	.231	(.189)	(.141)
Total from investment operations	.363	.568	1.206	.725	.299	.367
Distributions from net investment income	(.188)	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.363)	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.37%	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net AssetsF,H
Expenses before reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.16%A	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,455,915	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)E	.177	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.189	.186	.778	.233	(.191)	(.143)
Total from investment operations	.366	.572	1.204	.721	.298	.365
Distributions from net investment income	(.191)	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.366)	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total ReturnB,C,D	3.41%	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net AssetsF,H
Expenses before reductions	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.78%A	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.23%A	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,084	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.136	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.191	.177	.787	.233	(.190)	(.145)
Total from investment operations	.327	.484	1.138	.656	.223	.287
Distributions from net investment income	(.152)	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.327)	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.03%	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.50%A	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,147	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.135	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.145)
Total from investment operations	.326	.495	1.132	.657	.224	.284
Distributions from net investment income	(.151)	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.326)	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.02%	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.48%A	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,521	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)D	.193	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.143)
Total from investment operations	.384	.610	1.244	.759	.335	.400
Distributions from net investment income	(.209)	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.384)	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C	3.57%	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.55%A	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,793,589	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)D	.188	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.191	.178	.788	.224	(.186)	(.134)
Total from investment operations	.379	.591	1.246	.742	.330	.393
Distributions from net investment income	(.204)	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.379)	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total ReturnB,C	3.53%	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%A	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.46%A	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522,614	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, default bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 908,340,228
Gross unrealized depreciation	(59,347,264)
Net unrealized appreciation (depreciation) on securities and other investments	$ 848,992,964

Tax cost	$ 14,700,576,829

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives) including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,026,485)	$ 968,549
Interest Rate Risk
Swap Agreements	991,350	(1,000,380)
Totals (a)	$ (35,135)	$ (31,831)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investment and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $11,486,029 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,367,944,015 and $907,500,375, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,660,460	$ 11,202
Class T	-%	.25%	63,989	579
Class B	.65%	.25%	42,115	30,441
Class C	.75%	.25%	354,292	69,959
			$ 2,120,856	$ 112,181

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7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,185
Class T	10,423
Class B*	6,181
Class C*	4,600
$ 60,389

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,566,614.24
Class T	44,492.17
Class B	11,692.25
Class C	57,639.16
Total Bond	5,959,911.10
Institutional Class	505,337.19
	$ 8,145,685

* Annualized

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,995 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $29,546.

Semiannual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,594.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Class A	$ 22,736,986	$ 35,129,345
Class T	889,236	1,855,789
Class B	129,517	296,985
Class C	970,968	2,026,950
Total Bond	227,043,295	427,026,328
Class F	-	129,141
Institutional Class	9,994,854	18,932,900
Total	$ 261,764,856	$ 485,397,438
From net realized gain
Class A	$ 20,452,852	$ 17,070,006
Class T	936,776	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,253	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,386	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class A
Shares sold	28,031,739	70,407,747	$ 307,445,959	$ 764,123,344
Reinvestment of distributions	3,889,684	4,687,391	42,411,973	50,970,385
Shares redeemed	(11,017,719)	(36,997,892)	(120,804,559)	(404,102,564)
Net increase (decrease)	20,903,704	38,097,246	$ 229,053,373	$ 410,991,165

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class T
Shares sold	1,823,963	5,910,533	$ 19,918,086	$ 64,536,331
Reinvestment of distributions	150,485	246,104	1,637,334	2,672,918
Shares redeemed	(2,828,402)	(7,131,049)	(30,811,992)	(77,181,315)
Net increase (decrease)	(853,954)	(974,412)	$ (9,256,572)	$ (9,972,066)
Class B
Shares sold	188,982	164,162	$ 2,073,160	$ 1,801,729
Reinvestment of distributions	20,468	41,104	222,991	447,251
Shares redeemed	(125,981)	(547,045)	(1,382,331)	(5,927,269)
Net increase (decrease)	83,469	(341,779)	$ 913,820	$ (3,678,289)
Class C
Shares sold	2,246,075	2,834,490	$ 24,650,760	$ 30,988,336
Reinvestment of distributions	167,404	299,725	1,823,526	3,259,076
Shares redeemed	(904,570)	(5,620,712)	(9,890,550)	(60,917,944)
Net increase (decrease)	1,508,909	(2,486,497)	$ 16,583,736	$ (26,670,532)
Total Bond
Shares sold	250,130,185	384,874,413	$ 2,741,615,740	$ 4,191,107,190
Reinvestment of distributions	36,048,477	56,207,634	393,133,879	611,374,414
Shares redeemed	(161,591,730)	(432,717,356)	(1,772,378,308)	(4,723,560,620)
Net increase (decrease)	124,586,932	8,364,691	$ 1,362,371,311	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	10,670,431	9,397,783	$ 116,532,117	$ 102,168,317
Reinvestment of distributions	1,651,656	2,572,592	17,981,232	27,946,248
Shares redeemed	(13,122,534)	(9,899,063)	(143,504,615)	(108,418,652)
Net increase (decrease)	(800,447)	2,071,312	$ (8,991,266)	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to the changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

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Boston, MA

Custodian

Citibank, N.A.

New York, NY

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Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.84%
Actual		$ 1,000.00	$ 1,033.70	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Class T	.78%
Actual		$ 1,000.00	$ 1,034.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.30	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.52%
Actual		$ 1,000.00	$ 1,030.20	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Total Bond	.45%
Actual		$ 1,000.00	$ 1,035.70	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 59.5%	U.S. Government and U.S. Government Agency Obligations 68.0%
AAA 5.4%	AAA 6.8%
AA 2.6%	AA 2.6%
A 5.7%	A 6.6%
BBB 12.3%	BBB 11.3%
BB and Below 11.0%	BB and Below 10.0%
Not Rated 1.0%	Not Rated 0.9%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets† (6.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 24.2%		Corporate Bonds 23.1%
	U.S. Government and U.S. Government Agency Obligations 59.5%		U.S. Government and U.S. Government Agency Obligations 68.0%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 7.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.1%
	Other Investments 5.7%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (6.3)%
* Foreign investments	5.4%	** Foreign investments	5.3%
* Futures and Swaps	1.0%	** Futures and Swaps	1.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Corporate Bonds - 23.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		600,000	579,000
TOTAL CONVERTIBLE BONDS			849,000
Nonconvertible Bonds - 23.9%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	3,022,813
Dana Holding Corp.:
6.5% 2/15/19		2,755,000	2,982,288
6.75% 2/15/21		3,675,000	3,987,375
Delphi Corp.:
5.875% 5/15/19 (e)		1,685,000	1,777,675
6.125% 5/15/21 (e)		1,615,000	1,729,988
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,617,875
7.75% 8/15/18		1,400,000	1,519,000
			16,637,014
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	598,000
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19		3,090,000	3,113,175
8.25% 6/15/21		5,205,000	5,257,050
Ford Motor Co. 7.45% 7/16/31		5,655,000	7,259,606
			16,227,831
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,267,550
6.5% 5/20/21		600,000	606,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,619,200
			3,492,750
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,221,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		$ 2,570,000	$ 2,769,175
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		320,000	336,000
Chukchansi Economic Development Authority 8% 11/15/13 (e)		325,000	224,250
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		3,590,000	3,778,475
7.625% 1/15/16 (e)		1,930,000	2,012,025
11.5% 1/15/17 pay-in-kind (k)		2,012,204	2,143,612
FelCor Lodging LP 6.75% 6/1/19		4,875,000	4,984,688
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
Host Marriott LP 6.375% 3/15/15		250,000	253,125
ITT Corp. 7.375% 11/15/15		250,000	287,500
MGM Mirage, Inc.:
6.625% 7/15/15		7,475,000	7,531,063
7.5% 6/1/16		4,130,000	4,191,950
7.625% 1/15/17		5,355,000	5,408,550
8.625% 2/1/19 (e)		2,940,000	3,131,100
11.375% 3/1/18		2,460,000	2,896,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(k)		1,602,975	1,514,811
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		2,950,000	3,112,250
Pinnacle Entertainment, Inc. 7.5% 6/15/15		1,035,000	1,066,050
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	496,946
yankee:
7.25% 6/15/16		3,985,000	4,383,500
7.5% 10/15/27		3,070,000	3,100,700
Times Square Hotel Trust 8.528% 8/1/26 (e)		863,814	920,766
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	857,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,091,250
			58,338,998
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,430,000	1,415,700
8% 3/15/20		305,000	306,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
6.95% 6/1/18		$ 4,640,000	$ 4,895,200
12.25% 6/1/17		1,135,000	1,452,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		2,125,000	2,348,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		3,760,000	4,107,800
9% 5/15/18 (e)		970,000	974,850
9.875% 8/15/19 (e)		1,670,000	1,726,363
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	6,982,125
10.75% 9/15/16		2,370,000	2,722,538
Toll Brothers Finance Corp. 5.875% 2/15/22		1,095,000	1,133,325
			28,065,351
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,768,075
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	669,664
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,520,979
8.625% 9/15/17		3,505,000	3,934,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,223,438
6.625% 1/31/22		1,755,000	1,877,850
7% 1/15/19		8,610,000	9,277,275
7.25% 10/30/17		3,380,000	3,658,850
7.875% 4/30/18		865,000	945,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		10,180,000	10,943,500
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,649,519
5.15% 3/1/20		435,000	509,726
5.7% 5/15/18		14,629,000	17,279,146
6.4% 3/1/40		4,490,000	5,733,919
6.45% 3/15/37		2,196,000	2,737,290
6.55% 7/1/39		9,000,000	11,423,178
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,682,229
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,593,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.7% 6/1/15		$ 7,129,000	$ 7,642,103
6.35% 6/1/40		6,392,000	8,036,949
Insight Communications, Inc. 9.375% 7/15/18 (e)		2,030,000	2,329,425
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)		660,000	712,800
Lamar Media Corp. 5.875% 2/1/22 (e)		390,000	396,318
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,769,591
5.15% 4/30/20		11,614,000	13,424,866
6.4% 4/30/40		18,278,000	22,866,555
News America Holdings, Inc. 7.75% 12/1/45		663,000	797,211
News America, Inc.:
6.15% 3/1/37		4,759,000	5,478,889
6.15% 2/15/41		11,572,000	13,745,927
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,074,700
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,158,000
7.75% 3/15/16		2,485,000	2,562,656
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,094,680
5.5% 9/1/41		10,000,000	10,988,870
5.85% 5/1/17		7,607,000	8,952,222
6.2% 7/1/13		2,898,000	3,103,338
6.75% 7/1/18		13,763,000	16,917,342
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,336
5.375% 10/15/41		3,115,000	3,451,831
5.875% 11/15/16		368,000	435,168
6.2% 3/15/40		11,792,000	13,983,001
6.5% 11/15/36		9,243,000	11,278,725
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	877,625
Univision Communications, Inc.:
6.875% 5/15/19 (e)		2,680,000	2,713,500
8.5% 5/15/21 (e)		4,695,000	4,648,050
UPC Holding BV 9.875% 4/15/18 (e)		1,190,000	1,320,900
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	1,047,238
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		$ 930,000	$ 949,716
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,579,678
6.75% 10/5/37		1,460,000	1,883,223
			273,956,447
Specialty Retail - 0.1%
AutoNation, Inc. 5.5% 2/1/20		890,000	916,700
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,699,868
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		6,315,000	6,962,288
Staples, Inc. 7.375% 10/1/12		554,000	574,637
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,262,313
			16,415,806
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,606,250
TOTAL CONSUMER DISCRETIONARY			416,961,447
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13		8,433,000	8,607,082
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,081,398
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	4,039,402
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	356,356
5.875% 1/15/36		16,159,000	16,428,661
6.375% 6/15/14		3,374,000	3,724,764
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		10,217,000	10,652,673
			45,122,086
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	120,513
8% 5/1/31		765,000	594,788
BFF International Ltd. 7.25% 1/28/20 (e)		800,000	896,000
Rite Aid Corp.:
9.25% 3/15/20 (e)		2,890,000	2,926,125
9.375% 12/15/15		955,000	983,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.5% 6/15/17		$ 4,960,000	$ 5,034,400
SUPERVALU, Inc. 8% 5/1/16		865,000	899,600
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,661,250
			15,116,326
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	11,200,559
Gruma SAB de CV 7.75% (Reg. S) (f)		1,285,000	1,288,213
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)		705,000	724,388
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,392,015
6.125% 2/1/18		10,623,000	12,736,361
6.5% 8/11/17		10,238,000	12,426,905
6.75% 2/19/14		540,000	598,740
MHP SA 10.25% 4/29/15 (e)		985,000	960,375
Post Holdings, Inc. 7.375% 2/15/22 (e)		950,000	1,011,750
			53,339,306
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,286,988
Prestige Brands, Inc. 8.125% 2/1/20 (e)		165,000	179,438
			2,466,426
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	366,339
9.7% 11/10/18		23,631,000	32,167,817
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,850,261
5.65% 5/16/18		7,161,000	8,588,381
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,430,460
7.25% 6/15/37		5,056,000	6,063,448
			61,466,706
TOTAL CONSUMER STAPLES			177,510,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Calfrac Holdings LP 7.5% 12/1/20 (e)		$ 3,570,000	$ 3,587,850
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,285,200
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	12,160,502
5.35% 3/15/20 (e)		8,816,000	9,733,843
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,116,078
5% 10/1/21		7,366,000	7,689,809
6.5% 4/1/20		738,000	822,104
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,412,400
Exterran Holdings, Inc. 7.25% 12/1/18		6,485,000	6,241,813
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,566,150
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,605,000	1,701,300
Noble Holding International Ltd. 3.45% 8/1/15		632,000	660,996
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,063,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,357,250
Precision Drilling Corp.:
6.5% 12/15/21 (e)		170,000	181,475
6.625% 11/15/20		1,890,000	2,022,300
SESI LLC 7.125% 12/15/21 (e)		2,980,000	3,292,900
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,285,260
6.375% 12/15/21		9,999,000	11,796,790
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,287,139
5.15% 3/15/13		2,840,000	2,938,060
			96,202,969
Oil, Gas & Consumable Fuels - 3.4%
Afren PLC 11.5% 2/1/16 (e)		520,000	551,200
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	561,564
6.375% 9/15/17		19,790,000	23,757,756
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,191,925
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,838,052
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,295,000	$ 19,502,263
Chesapeake Energy Corp.:
6.125% 2/15/21		1,505,000	1,516,288
6.875% 11/15/20		1,195,000	1,254,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)		676,000	689,520
6.125% 7/15/22 (e)		1,240,000	1,280,300
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,100,330
5.75% 2/1/19		2,930,000	3,605,386
CONSOL Energy, Inc.:
8% 4/1/17		3,515,000	3,813,775
8.25% 4/1/20		650,000	708,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)		800,000	808,000
Denbury Resources, Inc. 6.375% 8/15/21		1,935,000	2,118,825
DTEK Finance BV 9.5% 4/28/15 (e)		600,000	594,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,049,266
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,652,897
6.45% 11/3/36 (e)		1,801,000	2,005,466
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,438
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,225,097
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,908,303
Energy Transfer Equity LP 7.5% 10/15/20		2,350,000	2,690,750
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	532,193
5.65% 4/1/13		697,000	731,389
EQT Corp. 4.875% 11/15/21		5,066,000	5,181,160
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		1,650,000	1,732,500
Frontier Oil Corp.:
6.875% 11/15/18		485,000	501,975
8.5% 9/15/16		1,950,000	2,086,500
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,898,779
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,758
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 850,000	$ 937,125
7% 5/5/20 (e)		1,635,000	1,876,163
9.125% 7/2/18 (e)		1,855,000	2,300,200
11.75% 1/23/15 (e)		1,860,000	2,259,900
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,865,800
7.75% 2/1/21		1,950,000	2,086,500
8.625% 4/15/20		2,685,000	2,980,350
Marathon Petroleum Corp. 5.125% 3/1/21		16,178,000	17,564,972
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		1,245,000	1,335,263
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,220,904
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,907,516
6.85% 1/15/40 (e)		5,937,000	7,857,228
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,123,125
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,229,934
5.875% 3/10/35		240,000	258,725
6.2% 7/30/19		603,000	716,086
6.4% 5/15/37		4,379,000	5,014,056
NGPL PipeCo LLC 6.514% 12/15/12 (e)		3,327,000	3,212,837
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		1,355,000	1,415,975
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	296,250
8.125% 3/30/18		2,530,000	1,568,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		1,826,000	2,004,035
Pan American Energy LLC 7.875% 5/7/21 (e)		4,370,000	4,457,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		1,775,000	1,783,875
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	720,788
6.625% 6/15/35		945,000	1,082,025
Petro-Canada:
6.05% 5/15/18		3,850,000	4,661,133
6.8% 5/15/38		8,950,000	12,038,332
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		1,420,000	1,505,200
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		$ 10,192,000	$ 10,630,898
5.375% 1/27/21		9,410,000	10,116,860
5.75% 1/20/20		28,708,000	31,578,800
6.75% 1/27/41		7,265,000	8,439,968
6.875% 1/20/40		470,000	550,840
7.875% 3/15/19		10,517,000	12,935,910
8.375% 12/10/18		775,000	965,418
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,454,475
7.25% 8/15/18		1,330,000	1,522,850
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,753,200
5% 10/28/15		380,000	315,400
5.375% 4/12/27		3,310,000	2,068,750
5.5% 4/12/37		2,530,000	1,530,650
8% 11/17/13		975,000	976,950
8.5% 11/2/17 (e)		7,540,000	6,861,400
12.75% 2/17/22 (e)		3,580,000	3,651,600
Petroleos Mexicanos:
4.875% 1/24/22 (e)		12,332,000	12,886,940
5.5% 1/21/21		12,069,000	13,227,624
6% 3/5/20		1,108,000	1,260,350
6.5% 6/2/41		350,000	395,640
6.5% 6/2/41 (e)		15,185,000	17,121,088
6.625% (e)(f)		3,075,000	3,159,563
8% 5/3/19		420,000	527,730
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		608,125	620,288
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,284,238
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,232,602
4.25% 9/1/12		485,000	492,118
5% 2/1/21		5,217,000	5,865,953
6.125% 1/15/17		6,185,000	7,133,995
PT Adaro Indonesia 7.625% 10/22/19 (e)		500,000	555,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		815,000	865,938
6.5% 5/27/41 (e)		595,000	657,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc.:
7.125% 4/1/16		$ 4,415,000	$ 4,238,400
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp. 5% 8/15/22 (g)		1,235,000	1,247,350
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,844,595
5.5% 9/30/14 (e)		6,670,000	7,161,913
5.832% 9/30/16 (e)		1,299,465	1,396,925
6.332% 9/30/27 (e)		1,840,000	2,052,005
6.75% 9/30/19 (e)		4,366,000	5,173,710
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,459,840
Samson Investment Co. 9.75% 2/15/20 (e)		2,385,000	2,498,288
Schlumberger Investment SA 3.3% 9/14/21 (e)		7,355,000	7,591,471
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,034,025
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	389,378
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	351,934
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,802,118
4.6% 6/15/21		2,694,000	2,843,563
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	13,609,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)		560,000	583,800
6.875% 2/1/21		685,000	732,950
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,755,765
Williams Partners LP 4.125% 11/15/20		2,399,000	2,532,387
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	994,500
6% 1/15/22 (e)		1,535,000	1,588,725
XTO Energy, Inc.:
4.9% 2/1/14		267,000	287,723
5% 1/31/15		1,749,000	1,956,559
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,416,212
YPF SA 10% 11/2/28		445,000	471,700
			501,073,796
TOTAL ENERGY			597,276,765
FINANCIALS - 8.8%
Capital Markets - 1.1%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,419,835
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,151,300
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	17,127,921
5.625% 1/15/17		3,200,000	3,372,266
5.75% 1/24/22		16,123,000	16,824,754
5.95% 1/18/18		4,975,000	5,377,259
6.75% 10/1/37		9,643,000	9,648,169
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,993,520
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,479,050
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,236,594
7.125% 5/15/15		1,717,000	1,850,670
Merrill Lynch & Co., Inc.:
6.11% 1/29/37		4,768,000	4,542,545
6.4% 8/28/17		7,843,000	8,259,267
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,888,368
5.5% 7/28/21		11,429,000	11,320,184
5.625% 9/23/19		12,714,000	12,708,914
6% 4/28/15		1,414,000	1,489,580
6.625% 4/1/18		16,118,000	17,091,930
			153,782,126
Commercial Banks - 1.4%
African Export-Import Bank 8.75% 11/13/14		490,000	536,550
Akbank T.A.S. 5.125% 7/22/15 (e)		1,365,000	1,353,056
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	570,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
6.5% 6/10/19 (e)		$ 325,000	$ 380,250
Bank of America NA 5.3% 3/15/17		6,601,000	6,710,834
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,213,700
CIT Group, Inc.:
4.75% 2/15/15 (e)		2,175,000	2,207,625
5.5% 2/15/19 (e)		2,175,000	2,221,219
7% 5/4/15 (e)		5,689,000	5,703,223
7% 5/1/16		458	458
7% 5/2/16 (e)		3,596,000	3,598,265
7% 5/2/17 (e)		6,459,000	6,463,069
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,680,698
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		895,000	935,275
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,779,125
Discover Bank:
7% 4/15/20		2,458,000	2,785,661
8.7% 11/18/19		12,480,000	15,018,607
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	804,750
Fifth Third Bancorp:
4.5% 6/1/18		798,000	826,841
8.25% 3/1/38		4,667,000	5,977,741
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,402,021
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,860,160
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,451,758
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,447,556
9.25% 10/16/13 (e)		1,485,000	1,568,606
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,223,495
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,695,494
JSC Kazkommertsbank BV 8% 11/3/15 (e)		440,000	409,200
Kazkommerts International BV 8.5% 4/16/13 (e)		546,000	548,730
KeyBank NA:
5.45% 3/3/16		3,939,000	4,327,460
5.8% 7/1/14		9,490,000	10,269,983
6.95% 2/1/28		1,977,000	2,223,081
KeyCorp. 5.1% 3/24/21		5,572,000	6,055,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15		$ 4,520,000	$ 4,861,567
5% 1/17/17		13,700,000	14,629,381
5.25% 9/4/12		3,162,000	3,229,667
Regions Bank:
6.45% 6/26/37		10,658,000	9,805,360
7.5% 5/15/18		6,622,000	7,217,980
Regions Financial Corp.:
0.7438% 6/26/12 (k)		338,000	337,720
5.75% 6/15/15		2,005,000	2,048,990
7.75% 11/10/14		6,404,000	6,837,551
RSHB Capital SA:
6% 6/3/21 (e)		555,000	550,838
9% 6/11/14 (e)		510,000	564,213
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,064,663
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	555,000
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(k)		945,000	881,213
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		610,000	613,050
UnionBanCal Corp. 5.25% 12/16/13		826,000	855,752
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,525,000	2,714,375
Wachovia Bank NA:
4.8% 11/1/14		372,000	400,291
4.875% 2/1/15		1,756,000	1,899,442
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,764,839
5.75% 6/15/17		2,933,000	3,409,011
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,315,345
3.676% 6/15/16		4,301,000	4,609,451
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		1,060,000	1,053,110
			212,469,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.71% 2/11/14 (k)		$ 2,895,000	$ 2,844,338
5.5% 2/15/17		1,580,000	1,587,900
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,379,401
10.25% 7/15/19		11,672,000	14,882,874
Ford Motor Credit Co. LLC:
3.875% 1/15/15		7,000,000	7,176,596
4.25% 2/3/17		2,435,000	2,504,273
5% 5/15/18		6,890,000	7,263,562
5.875% 8/2/21		5,260,000	5,868,293
12% 5/15/15		3,440,000	4,308,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	322,985
4.625% 1/7/21		5,706,000	6,194,228
5.625% 9/15/17		5,858,000	6,754,456
5.625% 5/1/18		25,000,000	28,865,150
HSBC Finance Corp. 5.9% 6/19/12		578,000	586,239
SLM Corp.:
6% 1/25/17		950,000	985,625
7.25% 1/25/22		1,020,000	1,068,450
			102,592,970
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,060,875
Bank of America Corp.:
5.65% 5/1/18		8,780,000	9,110,549
5.75% 12/1/17		27,955,000	29,268,270
6.5% 8/1/16		9,000,000	9,729,540
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,414,438
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,594,752
3.625% 5/8/14		711,000	752,616
4.5% 10/1/20		650,000	733,102
4.742% 3/11/21		8,800,000	10,137,521
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,655,000	2,874,038
Capital One Capital V 10.25% 8/15/39		5,267,000	5,490,848
CDW LLC/CDW Finance Corp. 8.5% 4/1/19		2,855,000	3,058,276
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,315,238
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,247,547
4.5% 1/14/22		5,818,000	5,975,115
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15		$ 32,881,000	$ 34,844,883
5.875% 1/30/42		5,043,000	5,360,981
6.125% 5/15/18		8,677,000	9,693,346
6.5% 8/19/13		13,174,000	13,960,237
City of Buenos Aires 12.5% 4/6/15 (e)		3,155,000	3,407,400
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		585,000	576,225
General Motors Financial Co., Inc. 6.75% 6/1/18		1,500,000	1,597,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		3,715,000	3,891,463
8% 1/15/18		5,875,000	6,227,500
8% 1/15/18 (e)		2,005,000	2,125,300
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	837,500
Indo Energy Finance BV 7% 5/7/18 (e)		525,000	542,063
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,386,828
4.35% 8/15/21		13,339,000	13,990,904
4.5% 1/24/22		22,046,000	23,417,371
4.95% 3/25/20		17,148,000	18,590,507
5.4% 1/6/42		5,642,000	6,085,958
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,415,000	9,509,150
Offshore Group Investment Ltd. 11.5% 8/1/15		3,475,000	3,874,625
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		3,000,000	3,187,500
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		620,000	621,550
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	322,526
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,711,190
5.15% 3/15/20		3,761,000	4,225,307
TMK Capital SA 7.75% 1/27/18		600,000	577,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	399,600
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,395,888
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		735,000	751,538
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (e)		$ 605,000	$ 623,937
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		4,411,476	3,879,219
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,631,175
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,885,000	1,979,250
			300,988,646
Insurance - 1.5%
Allstate Corp.:
5.2% 1/15/42		20,742,000	22,696,643
6.2% 5/16/14		6,893,000	7,656,986
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,404,537
Aon Corp.:
3.125% 5/27/16		11,274,000	11,636,301
3.5% 9/30/15		4,451,000	4,653,538
5% 9/30/20		3,854,000	4,314,765
6.25% 9/30/40		3,160,000	3,928,506
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,524,453
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	593,474
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,845,058
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	201,807
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		12,644,000	12,614,337
6.5% 3/15/35 (e)		1,741,000	1,827,611
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,902,670
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)		7,139,000	7,579,862
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,470,496
5% 6/15/15		1,163,000	1,288,043
5.875% 2/6/41		4,458,000	5,448,010
6.75% 6/1/16		7,610,000	9,108,797
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	583,397
5.125% 6/10/14 (e)		6,751,000	7,287,124
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,862,263
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,726,393
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 6,155,000	$ 7,594,279
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,523,355
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,913,783
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,165,154
4.5% 11/16/21		8,000,000	8,577,136
4.75% 9/17/15		11,000,000	11,984,478
5.15% 1/15/13		2,966,000	3,075,490
5.8% 11/16/41		8,381,000	9,362,843
6.2% 11/15/40		4,318,000	4,961,183
7.375% 6/15/19		3,230,000	3,997,093
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,524,813
Unum Group:
5.625% 9/15/20		8,386,000	8,906,963
7.125% 9/30/16		587,000	671,532
			225,413,173
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,072,221
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	379,285
BRE Properties, Inc. 5.5% 3/15/17		661,000	723,945
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,242,579
5.875% 11/30/12		670,000	686,282
Developers Diversified Realty Corp.:
4.75% 4/15/18		8,570,000	8,797,199
5.375% 10/15/12		5,101,000	5,150,133
7.5% 4/1/17		5,574,000	6,264,936
7.875% 9/1/20		323,000	385,832
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,142,051
5.875% 8/15/12		1,017,000	1,033,222
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,483,254
6% 9/15/17		890,000	955,939
6.25% 12/15/14		6,140,000	6,633,429
6.25% 1/15/17		494,000	535,326
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 465,699
5.9% 4/1/20		2,504,000	2,823,663
6% 7/15/12		3,658,000	3,715,599
6.2% 1/15/17		620,000	701,541
HMB Capital Trust V 4.1463% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,494,947
6.25% 6/15/17		1,232,000	1,315,966
6.65% 1/15/18		867,000	933,277
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,874,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		3,190,000	3,461,150
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust 6.75% 4/15/20		940,000	1,007,665
UDR, Inc. 5.5% 4/1/14		5,222,000	5,487,539
Washington (REIT) 5.25% 1/15/14		322,000	337,514
			70,233,443
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13		2,580,000	2,659,018
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,319,297
6.125% 4/15/20		3,429,000	3,848,288
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,328,042
5.75% 4/1/12		2,972,000	2,977,730
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,165,000	5,487,813
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,789,918
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,066,300
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,197,260
5.25% 3/15/21		5,708,000	6,009,245
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,935,422
5.95% 2/15/17		1,109,000	1,227,535
6.25% 5/15/13		14,494,000	15,244,224
6.5% 1/15/18		3,795,000	4,301,143
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 12,066,023
8.25% 8/15/19		75,000	93,261
ERP Operating LP:
4.625% 12/15/21		22,997,000	24,632,409
4.75% 7/15/20		7,700,000	8,258,897
5.25% 9/15/14		1,310,000	1,416,080
5.375% 8/1/16		2,768,000	3,084,255
5.5% 10/1/12		3,690,000	3,786,368
5.75% 6/15/17		14,407,000	16,386,133
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	424,125
7.625% 6/1/15		430,000	425,700
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	657,623
Host Hotels & Resorts LP:
5.875% 6/15/19		2,150,000	2,322,000
6% 11/1/20		105,000	114,056
6% 10/1/21 (e)		825,000	899,250
Liberty Property LP:
4.75% 10/1/20		18,282,000	18,891,266
5.125% 3/2/15		1,405,000	1,489,900
5.5% 12/15/16		1,891,000	2,071,469
6.625% 10/1/17		4,835,000	5,535,311
Mack-Cali Realty LP 7.75% 8/15/19		700,000	853,381
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,961,232
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,856,250
5.5% 1/15/14 (e)		867,000	887,427
5.7% 4/15/17 (e)		2,115,000	2,169,235
Realogy Corp.:
7.625% 1/15/20 (e)		1,345,000	1,390,327
7.875% 2/15/19 (e)		2,880,000	2,800,800
9% 1/15/20 (e)		870,000	880,875
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,835,711
Regency Centers LP:
4.95% 4/15/14		611,000	640,281
5.25% 8/1/15		2,133,000	2,296,671
5.875% 6/15/17		1,089,000	1,216,925
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,706,823
4.125% 12/1/21		7,287,000	7,871,519
4.2% 2/1/15		3,659,000	3,902,386
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 13,473,000	$ 15,342,028
6.15% 11/15/15		1,777,000	1,991,903
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,875,000	3,025,938
Ventas Realty LP:
4.25% 3/1/22		300,000	298,030
6.75% 4/1/17		250,000	258,711
			241,131,814
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		112,350	36,851
TOTAL FINANCIALS			1,306,648,188
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,533,340
Celgene Corp. 2.45% 10/15/15		613,000	629,726
			13,163,066
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		260,000	265,850
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		22,009,000	23,633,022
Community Health Systems, Inc. 8.875% 7/15/15		1,120,000	1,173,200
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,981,308
6.3% 8/15/14		3,618,000	3,959,937
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,840,500
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,882,029
5.25% 6/15/12		7,157,000	7,243,034
6.25% 6/15/14		2,629,000	2,895,002
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (e)		$ 2,315,000	$ 2,465,475
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,894,080
7.25% 9/15/20		115,000	125,787
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,555,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,395,000	4,197,225
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,191,113
4.125% 9/15/20		7,486,000	7,771,763
Rural/Metro Corp. 10.125% 7/15/19 (e)		740,000	666,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,767,050
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	162,360
			82,404,635
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	795,500
10.875% 11/15/14		4,115,000	4,156,150
			4,951,650
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19		860,000	944,968
7.25% 1/15/22		860,000	957,868
Mylan, Inc.:
6% 11/15/18 (e)		3,030,000	3,166,350
7.625% 7/15/17 (e)		1,115,000	1,237,650
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,595,625
6.875% 12/1/18 (e)		3,440,000	3,500,200
7% 10/1/20 (e)		255,000	259,463
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	768,762
			15,430,886
TOTAL HEALTH CARE			116,216,087
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		$ 572,000	$ 603,577
6.375% 6/1/19 (e)		8,071,000	9,275,250
BE Aerospace, Inc. 6.875% 10/1/20		2,090,000	2,327,738
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		3,100,000	3,262,750
			15,469,315
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		343,926	357,683
6.648% 3/15/19		3,249,044	3,411,496
6.75% 9/15/15 (e)		4,585,000	4,636,352
6.9% 7/2/19		857,459	913,194
Continental Airlines, Inc. 9.25% 5/10/17		2,564,970	2,718,868
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,416,525
6.75% 11/23/15		1,515,000	1,461,975
8.021% 8/10/22		1,368,967	1,389,501
8.954% 8/10/14		1,860,940	1,909,883
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		700,470	693,466
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,782,351	1,800,175
8.36% 1/20/19		1,441,215	1,462,833
United Air Lines, Inc. 9.875% 8/1/13 (e)		707,000	738,815
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		787,418	755,921
9.75% 1/15/17		2,003,727	2,276,835
12% 1/15/16 (e)		660,640	713,491
			26,657,013
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (e)		4,910,000	5,351,900
6.875% 8/15/18 (e)		3,715,000	3,993,625
Griffon Corp. 7.125% 4/1/18		2,220,000	2,303,250
			11,648,775
Commercial Services & Supplies - 0.3%
ARAMARK Corp.:
4.0469% 2/1/15 (k)		5,440,000	5,419,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
8.5% 2/1/15		$ 2,000,000	$ 2,055,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,526,438
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,279,462
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,343,300
6.25% 5/15/19		1,640,000	1,662,347
6.75% 9/1/16 (e)		1,620,000	1,753,650
8.625% 9/15/15		2,745,000	3,033,225
8.625% 1/15/22		3,040,000	3,427,600
8.75% 3/15/17		3,700,000	4,144,000
8.875% 9/1/17		1,665,000	1,864,800
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,640,875
			40,150,297
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,737,800
Odebrecht Finance Ltd. 7.5% (e)(f)		2,455,000	2,534,788
			5,272,588
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,928,457
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	686,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		280,000	267,400
			953,400
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,719,470
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,214,020
7.75% 5/15/16		1,935,000	1,993,050
Georgian Railway Ltd. 9.875% 7/22/15		775,000	815,688
Hertz Corp.:
6.75% 4/15/19		3,920,000	4,106,200
7.5% 10/15/18		8,330,000	8,975,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,548,600
Swift Services Holdings, Inc. 10% 11/15/18		3,835,000	4,180,150
			22,833,283
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
9.75% 8/1/18		1,575,000	1,775,813
9.75% 8/1/18 (e)		840,000	947,100
			2,722,913
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		843,840	898,690
TOTAL INDUSTRIALS			150,254,201
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	6,167,700
6.5% 1/15/28		1,240,000	942,400
			7,110,100
Computers & Peripherals - 0.0%
Seagate HDD Cayman:
6.875% 5/1/20		410,000	448,950
7% 11/1/21 (e)		1,870,000	2,071,025
			2,519,975
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 5.625% 12/15/20		935,000	1,005,125
Sanmina-SCI Corp. 7% 5/15/19 (e)		5,640,000	5,766,900
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,113,858
6% 10/1/12		4,835,000	4,982,864
6.55% 10/1/17		1,383,000	1,633,793
			17,502,540
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		4,300,000	4,762,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Ceridian Corp.:
11.25% 11/15/15		$ 610,000	$ 582,550
12.25% 11/15/15 pay-in-kind (k)		445,000	427,200
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,182,600
10.25% 8/15/15		1,765,000	1,826,775
			4,019,125
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,906
4.5% 5/15/21		4,102,000	4,185,102
5.5% 5/15/12		1,998,000	2,015,498
			6,592,506
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
6.625% 6/1/21		1,466,000	1,528,305
7.375% 5/1/18		2,435,000	2,629,800
Spansion LLC 7.875% 11/15/17		3,465,000	3,395,700
			7,553,805
TOTAL INFORMATION TECHNOLOGY			50,060,301
MATERIALS - 1.2%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	733,163
Braskem Finance Ltd. 7% 5/7/20 (e)		1,240,000	1,376,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,118,825
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,583,493
4.25% 11/15/20		5,898,000	6,313,202
4.85% 8/15/12		11,805,000	12,013,901
5.25% 11/15/41		5,421,000	5,960,368
7.6% 5/15/14		16,974,000	19,291,138
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,310,800
Ineos Finance PLC 8.375% 2/15/19 (e)		605,000	638,275
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		502,000	483,175
7% 10/1/18		1,865,000	1,827,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		$ 1,250,000	$ 1,278,125
Lyondell Chemical Co.:
8% 11/1/17		853,000	951,095
11% 5/1/18		1,295,163	1,419,822
LyondellBasell Industries NV 6% 11/15/21 (e)		700,000	766,500
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		2,720,000	2,706,400
			70,772,382
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,492,867
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,600,675
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,290,000	1,348,050
			6,441,592
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,700,000	2,889,000
Ball Corp. 5% 3/15/22 (g)		1,940,000	1,983,650
Rock-Tenn Co.:
4.45% 3/1/19 (e)		310,000	316,882
4.9% 3/1/22 (e)		290,000	297,743
Sealed Air Corp.:
8.125% 9/15/19 (e)		5,155,000	5,799,375
8.375% 9/15/21 (e)		1,325,000	1,530,375
			12,817,025
Metals & Mining - 0.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		835,000	916,413
7.75% 11/3/20 (e)		700,000	743,750
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,841,500
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,920,417
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	1,981,279
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		930,000	986,963
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,738,963
6.375% 11/30/12 (e)		2,002,000	2,069,646
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,510,965
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		3,100,000	3,193,000
EVRAZ Group SA 8.25% 11/10/15 (e)		1,630,000	1,731,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		$ 710,000	$ 737,477
6.875% 2/1/18 (e)		1,625,000	1,706,250
7% 11/1/15 (e)		4,075,000	4,309,313
8.25% 11/1/19 (e)		3,295,000	3,632,738
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		5,110,000	5,333,563
McJunkin Red Man Corp. 9.5% 12/15/16		5,475,000	5,858,250
Metinvest BV 10.25% 5/20/15 (e)		935,000	939,675
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21		7,654,000	8,159,271
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	5,024,900
Southern Copper Corp. 6.75% 4/16/40		920,000	1,005,946
Steel Dynamics, Inc.:
6.75% 4/1/15		720,000	732,600
7.625% 3/15/20		1,290,000	1,438,350
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,744,625
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,445,084
Vedanta Resources PLC:
6.75% 6/7/16 (e)		3,290,000	3,100,825
8.25% 6/7/21 (e)		845,000	773,175
Votorantim Cimentos SA 7.25% 4/5/41 (e)		740,000	741,850
			90,318,663
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (e)		1,365,000	429,975
TOTAL MATERIALS			180,779,637
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,831,200
AT&T, Inc.:
2.5% 8/15/15		7,670,000	8,013,907
3.875% 8/15/21		8,800,000	9,473,367
5.35% 9/1/40		4,006,000	4,504,443
5.55% 8/15/41		10,000,000	11,712,750
6.3% 1/15/38		16,665,000	20,558,511
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	982,683
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,033,704
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.45% 6/15/21		$ 10,268,000	$ 10,868,154
7.6% 9/15/39		1,274,000	1,304,486
Embarq Corp. 7.995% 6/1/36		4,717,000	5,033,025
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,717,775
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,336,181
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,887,900
11.5% 2/4/17 pay-in-kind (k)		9,398,205	9,680,151
Sprint Capital Corp. 8.75% 3/15/32		885,000	787,650
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,385,761
5.462% 2/16/21		6,967,000	7,006,419
6.421% 6/20/16		1,162,000	1,251,802
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	539,275
U.S. West Communications 7.5% 6/15/23		3,760,000	3,816,400
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,177,181
6.1% 4/15/18		6,000,000	7,314,930
6.25% 4/1/37		2,348,000	2,878,655
6.9% 4/15/38		6,295,000	8,313,253
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		2,350,000	2,291,250
11.75% 7/15/17 (e)		1,435,000	1,470,875
			157,171,688
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,321,026
3.625% 3/30/15		731,000	771,205
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,604,000
8.875% 1/15/15 (e)		5,755,000	5,855,713
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,835,975
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		11,944,000	13,893,070
6.35% 3/15/40		3,541,000	4,170,554
Intelsat Jackson Holdings SA:
7.25% 4/1/19		2,445,000	2,561,138
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 2,935,000	$ 3,081,750
MTS International Funding Ltd. 8.625% 6/22/20 (e)		2,205,000	2,513,700
Nextel Communications, Inc.:
5.95% 3/15/14		7,720,000	7,739,300
6.875% 10/31/13		9,105,000	9,139,144
7.375% 8/1/15		4,995,000	4,932,563
NII Capital Corp.:
7.625% 4/1/21		1,755,000	1,794,488
8.875% 12/15/19		965,000	1,037,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,821,500
Sprint Nextel Corp.:
6% 12/1/16		3,640,000	3,312,400
9% 11/15/18 (e)		1,050,000	1,161,510
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,645,000	1,694,350
VimpelCom Holdings BV:
4.5758% 6/29/14 (e)(k)		1,925,000	1,900,938
7.5043% 3/1/22 (e)		4,275,000	4,189,500
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		900,000	898,875
Vodafone Group PLC 5% 12/16/13		2,864,000	3,073,504
			100,303,578
TOTAL TELECOMMUNICATION SERVICES			257,475,266
UTILITIES - 2.1%
Electric Utilities - 1.0%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,282,069
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,526,481
AmerenUE 6.4% 6/15/17		2,491,000	2,999,605
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,086,864
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,294,325
6.4% 9/15/20 (e)		16,661,000	17,986,849
Edison International 3.75% 9/15/17		6,674,000	7,094,369
EDP Finance BV:
4.9% 10/1/19 (e)		3,324,000	2,621,639
6% 2/2/18 (e)		2,157,000	1,836,388
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		$ 420,000	$ 323,400
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	210,907
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,114,241
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,628,068
6.05% 8/15/21		9,801,000	11,168,720
InterGen NV 9% 6/30/17 (e)		5,270,000	5,533,500
IPALCO Enterprises, Inc. 5% 5/1/18		2,895,000	2,929,451
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,344,719
3.75% 11/15/20		1,450,000	1,473,539
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	1,037,000
8% 8/7/19 (e)		485,000	594,125
Mirant Americas Generation LLC:
8.5% 10/1/21		4,095,000	3,726,450
9.125% 5/1/31		2,615,000	2,366,575
National Power Corp. 6.875% 11/2/16 (e)		390,000	450,450
Nevada Power Co.:
6.5% 5/15/18		790,000	965,593
6.5% 8/1/18		388,000	474,899
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,452,795
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,828,656
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	878,115
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,138,710
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,254,360
6% 12/1/39		7,150,000	8,978,705
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,063,608
			150,243,875
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	708,225
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	500,284
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		$ 3,646,000	$ 3,760,849
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		2,065,000	1,941,100
			6,910,458
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (e)		2,790,000	2,845,800
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		5,275,000	5,749,750
7.25% 10/15/21 (e)		3,430,000	3,910,200
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,777,774
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,191,725
9.875% 10/15/20		1,185,000	1,110,938
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,208,013
Listrindo Capital BV 6.95% 2/21/19 (e)		600,000	609,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	894,600
7.39% 12/2/24 (e)		750,000	960,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,042,783
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,830,947
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,160,000
The AES Corp.:
7.375% 7/1/21 (e)		1,615,000	1,841,100
7.75% 10/15/15		2,345,000	2,649,850
8% 10/15/17		4,575,000	5,261,250
			53,043,730
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,741,995
Dominion Resources, Inc.:
2.8793% 9/30/66 (k)		19,226,000	16,365,844
7.5% 6/30/66 (k)		10,345,000	10,939,838
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,605,262
6.5% 9/15/37		7,097,000	9,180,324
National Grid PLC 6.3% 8/1/16		1,589,000	1,844,983
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,216,929
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17		$ 843,000	$ 938,402
5.4% 7/15/14		1,680,000	1,831,771
5.45% 9/15/20		854,000	963,702
5.8% 2/1/42		6,336,000	6,760,639
5.95% 6/15/41		11,832,000	13,308,929
6.25% 12/15/40		2,345,000	2,692,822
6.4% 3/15/18		1,654,000	1,953,774
6.8% 1/15/19		6,774,000	8,121,613
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,632,981
6.5% 12/15/20		2,275,000	2,491,125
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,956,500
			97,547,433
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		485,000	511,675
TOTAL UTILITIES			308,257,171
TOTAL NONCONVERTIBLE BONDS			3,561,439,913
TOTAL CORPORATE BONDS (Cost $3,249,327,509)			3,562,288,913
U.S. Government and Government Agency Obligations - 26.3%

U.S. Government Agency Obligations - 0.4%
Fannie Mae Guaranteed Mtg. pass-thru certificates 0.375% 3/16/15		11,413,000	11,353,972
Freddie Mac 1.75% 9/10/15		40,525,000	42,136,355
Tennessee Valley Authority 5.375% 4/1/56		385,000	500,583
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			53,990,910
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,625,837	$ 101,095,564
2.125% 2/15/41		73,129,315	100,893,114
2.5% 1/15/29		21,023,800	28,501,673
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			230,490,351
U.S. Treasury Obligations - 24.3%
U.S. Treasury Bonds:
3.125% 2/15/42		17,083,000	17,168,415
4.375% 5/15/41		459,035,000	576,805,879
U.S. Treasury Notes:
0.125% 12/31/13		60,731,000	60,543,584
0.25% 1/31/14		59,276,000	59,222,770
0.25% 9/15/14		8,048,000	8,020,331
0.25% 12/15/14		805,000	801,541
0.5% 8/15/14		12,503,000	12,542,072
0.625% 7/15/14		160,373,000	161,375,331
0.75% 6/15/14		11,299,000	11,403,165
0.875% 11/30/16		1,503,000	1,506,992
0.875% 2/28/17		293,221,000	293,266,742
1.375% 11/30/15		88,617,000	91,150,915
1.375% 2/28/19		83,926,000	83,808,000
2% 11/15/21		389,903,000	391,730,865
2% 2/15/22		171,534,000	171,828,867
2.375% 2/28/15 (h)		499,922,000	528,472,045
2.625% 7/31/14		316,140,000	333,330,113
2.625% 12/31/14 (h)		486,380,000	516,360,950
3.125% 5/15/21		278,589,000	309,212,060
TOTAL U.S. TREASURY OBLIGATIONS			3,628,550,637
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,684,694,262)			3,913,031,898
U.S. Government Agency - Mortgage Securities - 12.3%
		Principal Amount (c)	Value
Fannie Mae - 8.8%
2.105% 10/1/33 (k)		$ 932,975	$ 971,621
2.303% 6/1/36 (k)		143,797	152,544
2.572% 2/1/36 (k)		811,155	856,988
2.635% 7/1/37 (k)		385,649	410,958
2.82% 12/1/35 (k)		548,010	579,748
3% 3/1/27 (g)		18,000,000	18,680,852
3.5% 3/1/42 (g)		144,700,000	149,563,179
3.5% 3/1/42 (g)		43,800,000	45,272,061
3.5% 3/1/42 (g)		51,500,000	53,230,848
3.5% 3/1/42 (g)		5,700,000	5,891,570
3.5% 3/1/42 (g)		78,500,000	81,138,283
3.5% 3/1/42 (g)		27,000,000	27,907,435
4% 9/1/26 to 11/1/41		113,239,005	120,090,169
4% 9/1/41		196,774	207,817
4% 10/1/41		7,447,543	7,877,144
4.5% 11/1/18 to 11/1/41		188,925,609	203,062,880
4.5% 3/1/42 (g)		12,100,000	12,895,802
5% 5/1/19 to 6/1/40		129,805,722	140,360,029
5% 3/1/42 (g)		39,000,000	42,118,974
5% 3/1/42 (g)		31,100,000	33,587,182
5% 3/1/42 (g)		16,000,000	17,279,579
5.5% 3/1/18 to 3/1/39		139,109,518	151,779,963
6% 1/1/21 to 4/1/40		178,789,214	196,581,771
6.5% 11/1/35		365,282	410,275
TOTAL FANNIE MAE			1,310,907,672
Freddie Mac - 1.7%
3.149% 10/1/35 (k)		210,022	223,772
4% 12/1/40 to 10/1/41		23,476,218	24,971,365
4% 9/1/41		1,875,687	1,980,000
4% 3/1/42 (g)		28,000,000	29,372,328
4.5% 7/1/25 to 10/1/41		105,412,593	112,904,053
4.5% 3/1/42 (g)		5,800,000	6,161,069
5% 7/1/35 to 8/1/40		34,940,140	37,863,392
5.5% 11/1/17 to 1/1/40		29,502,120	32,046,424
6% 7/1/37 to 8/1/37		5,192,476	5,730,885
TOTAL FREDDIE MAC			251,253,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Ginnie Mae - 1.8%
3.5% 10/15/40 to 2/15/42		$ 34,245,756	$ 35,951,866
4% 1/15/25 to 1/20/42		86,674,972	93,541,220
4% 3/1/42 (g)		21,700,000	23,370,477
4.5% 11/20/33 to 7/20/41		54,865,097	59,955,961
4.5% 3/1/42 (g)		1,000,000	1,090,144
5% 3/15/39 to 9/15/41		32,585,925	36,106,284
5% 3/1/42 (g)		2,100,000	2,319,460
5% 3/1/42 (g)		16,000,000	17,672,078
6% 9/20/38		4,886,518	5,469,537
TOTAL GINNIE MAE			275,477,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,817,051,198)			1,837,637,987
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (k)		1,206,470	651,744
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (k)		454,461	318,536
Series 2005-HE2 Class M2, 0.694% 4/25/35 (k)		107,012	103,895
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (e)(k)		4,233,602	2,180,305
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		1,420,427	1,426,271
Class A4, 3% 10/15/15 (e)		4,280,000	4,358,211
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,130,525
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,772,392
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,087,109
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,032,918
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,602,352
Series 2012-1 Class A2, 0.7% 2/15/17		18,800,000	18,811,468
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,578,985
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (k)		$ 83,046	$ 65,323
Series 2004-R2 Class M3, 0.794% 4/25/34 (k)		133,684	41,863
Series 2005-R2 Class M1, 0.694% 4/25/35 (k)		2,064,696	1,792,641
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	171,782
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6055% 3/23/19 (e)(k)		177,068	150,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (k)		47,932	34,538
Series 2004-W11 Class M2, 0.944% 11/25/34 (k)		561,149	399,128
Series 2004-W7 Class M1, 0.794% 5/25/34 (k)		1,542,998	1,104,624
Series 2006-W4 Class A2C, 0.404% 5/25/36 (k)		1,323,779	323,672
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (k)		2,531,796	1,716,165
Series 2006-HE2 Class M1, 0.614% 3/25/36 (k)		120,082	941
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(e)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		221,634	221,848
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,421,563
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		12,743,568	12,757,046
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,137,458
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (k)		1,400,411	1,234,602
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	585,249
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,986,350
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (e)(k)		276,986	206,354
Class B, 0.9955% 7/20/39 (e)(k)		263,810	108,162
Class C, 1.3455% 7/20/39 (e)(k)		339,379	7,636
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		848,404	844,162
Class B, 5.267% 6/25/35 (e)		1,000,000	950,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (e)(k)		177,123	143,636
Capmark VII Ltd. Series 2006-7A Class H, 1.7985% 8/15/36 (e)(k)		528,495	0
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		$ 8,210,000	$ 8,274,749
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (k)		1,802,588	570,187
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (e)(k)		1,111,372	757,466
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,148,852
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,529,457
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,117,485
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (k)		11,782	11,650
Series 2007-4 Class A1A, 0.3963% 9/25/37 (k)		273,057	266,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	2,019
Series 2004-3 Class M4, 1.214% 4/25/34 (k)		159,665	70,348
Series 2004-4 Class M2, 1.039% 6/25/34 (k)		587,945	265,886
Series 2005-3 Class MV1, 0.664% 8/25/35 (k)		219,335	216,302
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	410,000
Class B2, 1.9238% 12/28/35 (e)(k)		500,000	350,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (e)(k)		100,000	88,750
Class D, 9% 6/28/38 (e)		200,000	140,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	495,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (k)		38,916	24,977
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (k)		290,872	169,523
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (k)		22,872	2,455
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		14,200,000	14,213,190
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		1,493,398	1,500,039
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ford Credit Auto Owner Trust: - continued
Series 2009-D:
Class A4, 2.98% 8/15/14		$ 4,800,000	$ 4,900,017
Series 2010-B Class A3, 0.98% 10/15/14		7,953,833	7,978,427
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,813,801
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (k)		948,695	299,348
Class M4, 0.924% 1/25/35 (k)		363,547	82,407
Series 2006-D Class M1, 0.474% 11/25/36 (k)		68,785	276
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (e)(k)		2,892,000	1,012,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,281,987	1,179,428
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (e)(k)		213,676	199,776
Series 2006-2A:
Class A, 0.4285% 11/15/34 (e)(k)		1,913,934	1,583,781
Class B, 0.5285% 11/15/34 (e)(k)		691,371	445,934
Class C, 0.6285% 11/15/34 (e)(k)		1,149,030	568,770
Class D, 0.9985% 11/15/34 (e)(k)		436,323	95,991
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (k)		543,917	415,288
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (e)(k)		215,708	63,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (e)(k)		30,129	30,117
Class C, 0.794% 9/25/46 (e)(k)		1,526,694	778,614
Class E, 1.894% 9/25/46 (e)(k)		250,000	4,725
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (k)		393,438	267,740
Series 2003-3 Class M1, 1.534% 8/25/33 (k)		697,666	503,317
Series 2003-5 Class A2, 0.944% 12/25/33 (k)		32,929	23,987
Series 2005-5 Class 2A2, 0.494% 11/25/35 (k)		6,922	6,912
Series 2006-1 Class 2A3, 0.469% 4/25/36 (k)		395,873	392,574
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (k)		1,522,035	443,376
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		1,533,679	1,538,965
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,927,655
Asset-Backed Securities - continued
		Principal Amount (c)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (k)		$ 204,000	$ 3,897
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (k)		1,520,141	1,257,256
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (k)		593,668	521,329
Series 2006-A Class 2C, 1.7238% 3/27/42 (k)		3,243,000	869,380
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.324% 6/25/34 (k)		84,170	49,982
Series 2006-10 Class 2A3, 0.404% 11/25/36 (k)		5,521,861	1,679,225
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.674% 5/25/46 (e)(k)		250,000	112,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		16,295	16,530
Class C, 5.691% 10/20/28 (e)		7,242	7,313
Class D, 6.01% 10/20/28 (e)		86,229	86,707
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (k)		784,792	13,571
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (k)		168,695	104,530
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (k)		573,205	384,377
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (k)		1,672,878	1,242,566
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (k)		2,960,520	2,213,503
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (k)		57,368	44,034
Series 2004-NC8 Class M6, 1.494% 9/25/34 (k)		28,547	16,261
Series 2005-NC1 Class M1, 0.684% 1/25/35 (k)		399,800	252,476
Series 2005-NC2 Class B1, 1.414% 3/25/35 (k)		416,362	52,726
Series 2007-HE2 Class M1, 0.494% 1/25/37 (k)		131,178	381
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (e)(k)		220,000	191,400
Class C1B, 7.696% 8/28/38 (e)		64,212	52,936
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		7,651,000	516,443
Series 2006-4 Class D, 1.344% 5/25/32 (k)		2,481,000	5,288
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	540,304
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,102,186	534,642
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (k)		1,426,957	606,810
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,013,329
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,084,617
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(e)(k)		$ 566,000	$ 0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (k)		19,223	19,101
Series 2007-6 Class 2A1, 0.304% 7/25/37 (k)		99,166	97,613
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (k)		532,896	224,703
Class M4, 1.694% 9/25/34 (k)		683,353	149,324
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (k)		1,475,804	657,425
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class B, 4.846% 7/24/39 (e)		147,188	144,244
Class C, 5.08% 7/24/39 (e)		185,000	178,988
Class D, 5.194% 7/24/39 (e)		320,000	300,800
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		280,000	266,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.194% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (k)		5,108	4,136
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (k)		1,335,965	814,955
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (e)(k)		542,580	519,599
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (k)		1,272,000	577,106
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (k)		65,143	20,857
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		575,472	594,242
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (k)		28,819	21,391
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		244,008	244,008
Class IV, 6.84% 5/22/37 (e)		235,000	210,913
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,130
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (e)(k)		2,632,814	78,984
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		$ 400,000	$ 168,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (e)(k)		1,374,838	1,209,857
Class A1B, 0.9038% 9/25/26 (e)(k)		1,033,000	785,080
Class A2A, 0.7938% 9/25/26 (e)(k)		902,937	812,643
Class A2B, 0.8838% 9/25/26 (e)(k)		250,000	207,500
Class B, 0.9338% 9/25/26 (e)(k)		250,000	187,500
Class F, 1.7238% 9/25/26 (e)(k)		250,000	167,500
Class G, 1.9238% 9/25/26 (e)(k)		320,000	208,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (e)(k)		1,789,540	948,456
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (e)(k)		500,000	385,000
Class D, 1.3431% 11/21/40 (e)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $295,817,785)			298,586,531
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		172,852	22,471
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (e)(k)(m)		9,375,877	448,123
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (k)		1,912,591	1,451,121
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	467,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (e)(k)		20,551	20,541
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		54,117	26,610
Series 2003-35 Class B, 4.6374% 9/25/18 (k)		86,087	12,052
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		232,626	62,809
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-3 Class DB4, 5.8243% 4/25/34 (k)		$ 38,184	$ 48
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.974% 11/25/35 (k)		31,256,081	16,655,387
Class 2A3, 1.6967% 11/25/35 (k)		7,463,139	4,232,290
Series 2005-56 Class 5A1, 0.564% 11/25/35 (k)		9,191,811	4,816,838
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)		1,423,564	1,310,526
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (e)(k)		1,000,000	1,036,014
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(k)		910,000	938,251
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		8,166	4
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		67,876	13,575
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (k)		205,017	124,643
Series 2006-1A Class C2, 1.4455% 12/20/54 (e)(k)		6,523,000	3,979,030
Series 2006-2 Class C1, 1.1855% 12/20/54 (k)		21,543,000	13,141,230
Series 2006-3 Class C2, 0.7455% 12/20/54 (k)		1,124,000	685,640
Series 2006-4:
Class B1, 0.4255% 12/20/54 (k)		4,521,000	3,806,682
Class C1, 1.0055% 12/20/54 (k)		2,767,000	1,687,870
Class M1, 0.5855% 12/20/54 (k)		1,190,000	907,375
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (k)		2,234,000	1,362,740
Class 1M1, 0.5455% 12/20/54 (k)		1,493,000	1,138,413
Class 2C1, 1.2055% 12/20/54 (k)		1,015,000	619,150
Class 2M1, 0.7455% 12/20/54 (k)		1,917,000	1,461,713
Series 2007-2 Class 2C1, 0.676% 12/17/54 (k)		2,654,000	1,618,940
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (k)		430,241	308,827
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7361% 3/25/37 (k)		5,447,521	5,455,344
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,229,003	3,400,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (k)		2,346,797	1,770,199
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	970,614
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.484% 4/25/36 (k)		$ 16,721,726	$ 8,708,894
Series 2006-5 Class A1A, 0.434% 7/25/36 (k)		12,554,996	5,910,534
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (k)		2,694,571	1,583,833
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (k)		6,612,782	4,444,414
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	960,258
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	101,175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (k)		1,998,079	1,554,231
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (e)(k)		1,306,361	1,061,149
Class B6, 3.1048% 7/10/35 (e)(k)		291,271	231,808
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (e)(k)		279,432	259,636
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	91,311
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)		35,733	25,749
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.434% 7/25/46 (k)		25,594,134	13,366,311
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (k)		486,310	450,271
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (k)		3,273,627	2,496,760
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		132,742	46,460
Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (k)		3,182,884	1,020,217
TOTAL PRIVATE SPONSOR			116,265,815
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		225,450	242,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,382,161)			116,508,406
Commercial Mortgage Securities - 5.0%
		Principal Amount (c)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		$ 566,664	$ 547,207
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	196,048
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9457% 2/14/29 (e)(k)		800,000	798,715
Series 1997-D4:
Class B1, 7.525% 4/14/29		113,757	113,909
Class B2, 7.525% 4/14/29		1,498,104	1,511,572
Class B5, 7.525% 4/14/29		129,000	110,100
Series 1997-D5:
Class A2, 7.0826% 2/14/43 (k)		1,399,000	1,414,709
Class A3, 7.1326% 2/14/43 (k)		1,510,000	1,537,219
Class A5, 7.2026% 2/14/43 (k)		256,000	261,474
Class A6, 7.4526% 2/14/43 (k)		2,470,000	2,517,498
Class A7, 7.6926% 2/14/43 (k)		820,000	827,814
Class PS1, 1.4363% 2/14/43 (k)(m)		5,090,541	56,103
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (k)		1,860,938	1,985,606
Series 2006-5:
Class A2, 5.317% 9/10/47		6,242,645	6,336,753
Class A3, 5.39% 9/10/47		2,653,000	2,802,993
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,057,628
Series 2007-4 Class A3, 5.9813% 2/10/51 (k)		1,897,000	2,015,151
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	222,455
Series 2007-3:
Class A3, 5.8426% 6/10/49 (k)		3,176,000	3,328,940
Class A4, 5.8426% 6/10/49 (k)		3,965,000	4,382,102
Series 2008-1 Class D, 6.4378% 2/10/51 (e)(k)		125,000	72,304
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,695,090
Series 2002-2 Class F, 5.487% 7/11/43		415,000	421,165
Series 2004-2:
Class A3, 4.05% 11/10/38		261,164	265,027
Class A4, 4.153% 11/10/38		2,412,000	2,505,460
Series 2005-1 Class A3, 4.877% 11/10/42		868,339	867,997
Series 2007-1 Class A2, 5.381% 1/15/49		1,776,041	1,774,458
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,475,932
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		177,085	177,141
Class K, 6.15% 5/11/35 (e)		885,000	862,097
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	313,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-1 Class F, 5.279% 11/10/39 (e)		$ 185,000	$ 148,361
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	2,400
Class L, 4.637% 7/10/42 (e)(k)		280,000	560
Series 2004-5 Class G, 5.7521% 11/10/41 (e)(k)		195,000	137,310
Series 2005-1 Class CJ, 5.3555% 11/10/42 (k)		550,000	559,441
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,268,713
Series 2005-6 Class AJ, 5.3664% 9/10/47 (k)		300,000	307,872
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (e)(k)		854,014	795,344
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5085% 3/15/22 (e)(k)		297,513	288,587
Class C, 0.5585% 3/15/22 (e)(k)		1,357,000	1,316,290
Class D, 0.6085% 3/15/22 (e)(k)		826,000	801,220
Class E, 0.6485% 3/15/22 (e)(k)		684,000	663,480
Class F, 0.7185% 3/15/22 (e)(k)		615,784	591,153
Class G, 0.7785% 3/15/22 (e)(k)		399,119	375,172
Class J, 1.2985% 3/15/22 (e)(k)		438,000	398,580
Class K, 2.2485% 3/15/22 (e)(k)		427,499	235,124
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (e)(k)		1,367,238	1,312,549
Class E, 0.4885% 10/15/19 (e)(k)		1,385,000	1,315,750
Class F, 0.5585% 10/15/19 (e)(k)		3,150,730	2,961,686
Class G, 0.5785% 10/15/19 (e)(k)		1,245,579	1,108,565
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (e)(k)		65,715	46,539
Series 2004-1:
Class A, 0.604% 4/25/34 (e)(k)		1,135,647	914,196
Class B, 2.144% 4/25/34 (e)(k)		127,322	73,623
Class M1, 0.804% 4/25/34 (e)(k)		102,225	71,158
Class M2, 1.444% 4/25/34 (e)(k)		94,442	65,457
Series 2005-2A:
Class A1, 0.554% 8/25/35 (e)(k)		1,622,513	1,059,196
Class M1, 0.674% 8/25/35 (e)(k)		80,803	41,582
Class M2, 0.724% 8/25/35 (e)(k)		133,271	60,689
Class M3, 0.744% 8/25/35 (e)(k)		73,735	29,348
Series 2005-3A:
Class A2, 0.644% 11/25/35 (e)(k)		590,756	390,268
Class M1, 0.684% 11/25/35 (e)(k)		70,506	40,432
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M2, 0.734% 11/25/35 (e)(k)		$ 89,515	$ 49,322
Class M3, 0.754% 11/25/35 (e)(k)		80,115	42,286
Class M4, 0.844% 11/25/35 (e)(k)		99,815	48,206
Series 2005-4A:
Class A2, 0.634% 1/25/36 (e)(k)		1,339,119	830,137
Class B1, 1.644% 1/25/36 (e)(k)		115,723	15,350
Class M1, 0.694% 1/25/36 (e)(k)		431,974	186,423
Class M2, 0.714% 1/25/36 (e)(k)		129,592	50,302
Class M3, 0.744% 1/25/36 (e)(k)		189,259	66,206
Class M4, 0.854% 1/25/36 (e)(k)		104,671	32,523
Class M5, 0.894% 1/25/36 (e)(k)		104,671	28,325
Class M6, 0.944% 1/25/36 (e)(k)		111,172	21,491
Series 2006-1:
Class A2, 0.604% 4/25/36 (e)(k)		209,394	144,837
Class M1, 0.624% 4/25/36 (e)(k)		74,891	42,348
Class M2, 0.644% 4/25/36 (e)(k)		79,128	41,685
Class M3, 0.664% 4/25/36 (e)(k)		68,083	33,509
Class M4, 0.764% 4/25/36 (e)(k)		38,580	17,350
Class M5, 0.804% 4/25/36 (e)(k)		37,446	14,986
Class M6, 0.884% 4/25/36 (e)(k)		74,664	28,394
Series 2006-2A:
Class A1, 0.474% 7/25/36 (e)(k)		3,732,269	2,363,036
Class A2, 0.524% 7/25/36 (e)(k)		184,648	110,789
Class B1, 1.114% 7/25/36 (e)(k)		69,135	8,158
Class B3, 2.944% 7/25/36 (e)(k)		104,452	4,257
Class M1, 0.554% 7/25/36 (e)(k)		193,735	77,623
Class M2, 0.574% 7/25/36 (e)(k)		136,689	49,292
Class M3, 0.594% 7/25/36 (e)(k)		113,381	36,863
Class M4, 0.664% 7/25/36 (e)(k)		76,562	22,047
Class M5, 0.714% 7/25/36 (e)(k)		94,102	23,322
Class M6, 0.784% 7/25/36 (e)(k)		140,402	22,559
Series 2006-3A:
Class B1, 1.044% 10/25/36 (e)(k)		134,709	2,690
Class M4, 0.674% 10/25/36 (e)(k)		150,266	14,769
Class M5, 0.724% 10/25/36 (e)(k)		179,890	13,095
Class M6, 0.804% 10/25/36 (e)(k)		352,527	16,321
Series 2006-4A:
Class A1, 0.474% 12/25/36 (e)(k)		778,249	514,861
Class A2, 0.514% 12/25/36 (e)(k)		3,959,931	2,019,565
Class B1, 0.944% 12/25/36 (e)(k)		121,078	11,311
Class B2, 1.494% 12/25/36 (e)(k)		123,415	7,370
Class B3, 2.694% 12/25/36 (e)(k)		75,445	1,557
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.534% 12/25/36 (e)(k)		$ 253,315	$ 96,533
Class M2, 0.554% 12/25/36 (e)(k)		168,877	56,800
Class M3, 0.584% 12/25/36 (e)(k)		171,238	49,945
Class M4, 0.644% 12/25/36 (e)(k)		204,896	47,492
Class M5, 0.684% 12/25/36 (e)(k)		188,362	31,083
Class M6, 0.764% 12/25/36 (e)(k)		168,877	20,617
Series 2007-1:
Class A2, 0.514% 3/25/37 (e)(k)		861,239	413,395
Class B1, 0.914% 3/25/37 (e)(k)		274,013	19,764
Class B2, 1.394% 3/25/37 (e)(k)		175,766	7,564
Class M1, 0.514% 3/25/37 (e)(k)		241,100	78,699
Class M2, 0.534% 3/25/37 (e)(k)		180,074	46,693
Class M3, 0.564% 3/25/37 (e)(k)		159,701	31,966
Class M4, 0.614% 3/25/37 (e)(k)		128,348	18,998
Class M5, 0.664% 3/25/37 (e)(k)		200,354	25,244
Class M6, 0.744% 3/25/37 (e)(k)		280,509	28,936
Series 2007-2A:
Class A1, 0.514% 7/25/37 (e)(k)		802,823	413,956
Class A2, 0.564% 7/25/37 (e)(k)		750,129	262,545
Class B1, 1.844% 7/25/37 (e)(k)		231,019	8,791
Class B2, 2.494% 7/25/37 (e)(k)		74,211	3,926
Class M1, 0.614% 7/25/37 (e)(k)		263,403	39,906
Class M2, 0.654% 7/25/37 (e)(k)		143,934	15,873
Class M3, 0.734% 7/25/37 (e)(k)		145,942	12,791
Class M4, 0.894% 7/25/37 (e)(k)		288,138	22,496
Class M5, 0.994% 7/25/37 (e)(k)		253,999	16,606
Class M6, 1.244% 7/25/37 (e)(k)		322,055	16,789
Series 2007-3:
Class A2, 0.534% 7/25/37 (e)(k)		802,070	343,136
Class B1, 1.194% 7/25/37 (e)(k)		194,948	16,261
Class B2, 1.844% 7/25/37 (e)(k)		487,850	25,988
Class B3, 4.244% 7/25/37 (e)(k)		60,124	1,359
Class M1, 0.554% 7/25/37 (e)(k)		174,202	57,498
Class M2, 0.584% 7/25/37 (e)(k)		186,713	50,676
Class M3, 0.614% 7/25/37 (e)(k)		294,214	64,743
Class M4, 0.744% 7/25/37 (e)(k)		461,959	81,507
Class M5, 0.844% 7/25/37 (e)(k)		239,618	31,933
Class M6, 1.044% 7/25/37 (e)(k)		182,715	19,943
Series 2007-4A:
Class B1, 2.794% 9/25/37 (e)(k)		196,665	7,075
Class M1, 1.194% 9/25/37 (e)(k)		297,810	26,096
Class M2, 1.294% 9/25/37 (e)(k)		297,810	18,083
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.844% 9/25/37 (e)(k)		$ 761,697	$ 32,898
Class M5, 1.994% 9/25/37 (e)(k)		761,697	24,284
Class M6, 2.194% 9/25/37 (e)(k)		763,176	15,653
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,557,205	129,838
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		8,807,364	833,171
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6187% 3/11/39 (k)		450,000	420,982
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (e)(k)		416,945	400,453
Class J, 1.0985% 3/15/19 (e)(k)		407,118	350,222
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (e)(k)		655,330	562,281
Class E, 0.5485% 3/15/22 (e)(k)		3,607,157	3,058,912
Class F, 0.5985% 3/15/22 (e)(k)		2,235,922	1,851,370
Class G, 0.6485% 3/15/22 (e)(k)		537,549	439,722
Class H, 0.7985% 3/15/22 (e)(k)		655,330	522,961
Class J, 0.9485% 3/15/22 (e)(k)		655,330	509,855
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		100,492	100,634
Series 2004-PWR3 Class A3, 4.487% 2/11/41		560,457	571,386
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	617,755
Series 2006-T22 Class AJ, 5.7044% 4/12/38 (k)		400,000	370,403
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (k)		1,112,000	1,275,869
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	70,904
Class I, 5.64% 2/14/31 (e)		198,779	137,810
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,019,028
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,013,209
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (e)(k)(m)		20,026,973	238,257
Series 2006-T22:
Class A4, 5.7044% 4/12/38 (k)		237,000	269,273
Class B, 5.7044% 4/12/38 (e)(k)		200,000	161,571
Series 2006-T24 Class X2, 0.6237% 10/12/41 (e)(k)(m)		3,435,357	25,611
Series 2007-BBA8:
Class K, 1.4485% 3/15/22 (e)(k)		120,000	77,761
Class L, 2.1485% 3/15/22 (e)(k)		253,498	81,883
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (e)(k)(m)		$ 133,870,169	$ 1,498,677
Series 2007-T28 Class X2, 0.3272% 9/11/42 (e)(k)(m)		72,025,455	471,407
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		326,945	326,127
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (e)(k)		730,759	602,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,330,750
Class XCL, 1.5913% 5/15/35 (e)(k)(m)		7,816,648	182,917
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7454% 12/15/47 (e)(k)		750,000	764,264
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	681,686
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	330,222
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		174,355	179,735
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (e)(k)		255,108	243,141
Class H, 0.6235% 8/15/21 (e)(k)		433,548	405,160
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		2,818,559	2,686,532
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)		6,336,472	6,336,631
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (e)(k)		1,587,295	1,498,097
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (k)		1,792,607	1,844,983
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,048,772
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,979,453
Class C, 5.476% 12/11/49		3,581,000	1,025,982
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	104,819
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	21,675
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,660
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,936
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,631
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	15,387
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	65,206
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)		$ 1,902,000	$ 2,041,032
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,360
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (e)(k)		77,877	75,032
Class H, 0.8685% 4/15/17 (e)(k)		171,562	148,139
Class J, 1.0985% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.4985% 11/15/17 (e)(k)		175,588	163,296
Class C, 0.5485% 11/15/17 (e)(k)		1,451,600	1,335,472
Class D, 0.5885% 11/15/17 (e)(k)		75,490	68,696
Class E, 0.6385% 11/15/17 (e)(k)		268,371	241,534
Class F, 0.6985% 11/15/17 (e)(k)		185,934	165,481
Class G, 0.7485% 11/15/17 (e)(k)		128,880	113,414
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (e)(k)		4,060,000	3,639,660
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	537,633
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		937,412	936,943
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,638,036
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,215,002
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,714,931
Series 2001-J2A Class F, 7.2268% 7/16/34 (e)(k)		199,000	205,569
Series 2006-C8 Class XP, 0.6566% 12/10/46 (k)(m)		16,823,805	148,016
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		37,184	38,234
Class G, 6.21% 7/15/31 (e)		554,000	566,335
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		161,250	167,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	474,164
Series 1999-C2 Class G, 6% 11/17/32		302,000	222,305
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		13,804	13,851
Series 2005 C6 Class B, 5.4022% 6/10/44 (k)		905,000	660,779
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		390,000	389,458
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		420,000	420,762
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		$ 440,000	$ 444,151
Class F, 4.867% 6/9/28 (e)		645,000	598,639
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		5,198,366	5,266,542
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,141,666
Series 2007-C3 Class A4, 5.9018% 6/15/39 (k)		28,438,000	31,002,397
Series 2006-C4 Class AAB, 5.439% 9/15/39		6,584,127	6,711,997
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (k)(m)		11,245,165	135,144
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,886,026
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (e)(k)		6,783,000	5,036,452
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8485% 9/15/21 (e)(k)		258,327	167,913
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37		98,168	98,627
Class A4, 4.75% 1/15/37		884,000	931,367
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	972,532
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,259,000	2,322,885
Class H, 6% 5/17/40 (e)		90,318	7,896
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,262,833
Class G, 6.75% 11/15/30 (e)		180,000	194,633
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (k)(m)		741,003	1,890
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (e)(k)(m)		2,986,271	4,930
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,540
Series 2006-C1 Class A3, 5.5944% 2/15/39 (k)		7,052,699	7,536,246
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (e)(k)		721,000	647,170
Class C:
0.4185% 2/15/22 (e)(k)		1,864,711	1,654,745
0.5185% 2/15/22 (e)(k)		665,993	584,209
Class F, 0.5685% 2/15/22 (e)(k)		1,331,815	1,154,684
Class L, 2.1485% 2/15/22 (e)(k)		100,000	9,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		$ 4,969,701	$ 4,966,441
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (k)(m)		29,709,955	219,675
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.894% 3/25/17 (e)(k)		160,000	112,000
CRESIX Finance Ltd. Series 2006-AA Class F, 4.444% 3/25/17 (e)(k)		260,000	169,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (e)(k)		500,000	494,703
Class E, 5.7284% 11/10/46 (e)(k)		260,000	240,502
Class F, 5.7284% 11/10/46 (e)(k)		710,000	506,450
Class XB, 0.3189% 11/10/46 (e)(k)(m)		20,920,000	320,264
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	332,074
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4518% 6/10/31 (e)(k)		891,000	937,323
Series 2000-CKP1 Class B3, 8.0578% 11/10/33 (k)		230,000	229,960
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,990,000	2,022,234
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	328,284
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (k)(m)		820,000	135,770
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	87,260
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (e)		27,257	27,166
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,707,426
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	477,382
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	230,575
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.6618% 12/25/43 (k)(m)		1,640,000	248,485
Series K012 Class X3, 2.3657% 1/25/41 (k)(m)		1,800,000	243,248
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3301% 9/25/45 (e)(k)		1,290,000	1,308,594
Series 2011-K10 Class B, 4.7561% 11/25/49 (e)(k)		240,000	233,392
Series 2011-K11 Class B, 4.5694% 12/25/48 (e)(k)		750,000	718,276
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		$ 1,361,495	$ 1,252,575
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,347,077
Series 2001-1 Class X1, 1.5729% 5/15/33 (e)(k)(m)		2,171,442	19,304
Series 2002-1A Class H, 7.3318% 12/10/35 (e)(k)		65,000	64,944
Series 2007-C1 Class XP, 0.3493% 12/10/49 (k)(m)		25,541,983	112,538
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	208,054
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		654,009	677,411
Class G, 6.75% 4/15/29 (k)		504,000	548,832
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		225,989	232,496
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	179,971
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		5,204	5,194
Class J, 6.974% 8/15/36		226,000	225,250
Class K, 6.974% 8/15/36		427,000	148,388
Series 2000-C1 Class K, 7% 3/15/33		38,385	28,713
Series 2005-C1 Class X2, 0.7314% 5/10/43 (k)(m)		6,595,339	11,298
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (e)(k)		715,000	694,506
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	500,037
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,047
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,139,412
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,496
Class J, 6.306% 1/11/35 (e)		760,000	755,761
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	219,528
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	654,330
Series 2006-GG7 Class A3, 6.079% 7/10/38 (k)		3,719,734	3,719,351
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (e)(k)(m)		40,350,265	250,414
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (e)(k)		431,608	411,642
Class F, 0.7025% 6/6/20 (e)(k)		835,001	788,275
Class J, 2.0125% 6/6/20 (e)(k)		250,000	204,710
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		$ 1,994,000	$ 1,940,561
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,880,677
Class F, 2.8433% 3/6/20 (e)(k)		164,000	157,473
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,371
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,372
Class J, 4.4568% 3/6/20 (e)(k)		86,000	82,792
Class L, 6.4193% 3/6/20 (e)(k)		400,000	388,680
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		458,663	465,189
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		790,614	852,124
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,800
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (e)(k)(m)		28,943,944	62,635
Series 2006-GG6 Class A2, 5.506% 4/10/38		5,474,113	5,562,903
Series 2006-RR2:
Class M, 5.7472% 6/23/46 (e)(k)		100,000	0
Class N, 5.7472% 6/23/46 (e)(k)		100,000	0
Series 2010-C1:
Class D, 6.1391% 8/10/43 (e)(k)		290,000	286,435
Class E, 4% 8/10/43 (e)		1,200,000	772,960
Class X, 1.699% 8/10/43 (e)(k)(m)		6,244,063	536,315
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		510,000	490,977
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		905,440	910,953
Series 2007-GG10 Class A2, 5.778% 8/10/45		9,323,423	9,493,594
Series 2010-C2 Class XA, 0.8635% 12/10/43 (e)(k)		5,590,552	149,268
Series 2011-GC5 Class C, 5.4751% 8/10/44 (e)(k)		1,050,000	953,123
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.1048% 9/10/22 (e)(k)		1,120,000	1,071,280
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	488,669
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		935,000	939,917
Series 2003-C1:
Class CM1, 5.6896% 1/12/37 (e)(k)		200,157	196,154
Class D, 5.192% 1/12/37		270,000	265,375
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(k)		1,025,000	1,056,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(k)		$ 695,000	$ 652,846
Series 2011-C4 Class E, 5.5686% 7/15/46 (e)(k)		370,000	305,405
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL1A Class E, 0.6185% 2/15/20 (e)(k)		144,283	131,555
Series 2006-FLA2:
Class A2, 0.3785% 11/15/18 (e)(k)		7,706,881	7,441,957
Class B, 0.4185% 11/15/18 (e)(k)		1,046,104	972,877
Class C, 0.4585% 11/15/18 (e)(k)		743,228	668,905
Class D, 0.4785% 11/15/18 (e)(k)		226,403	199,235
Class E, 0.5285% 11/15/18 (e)(k)		326,598	280,875
Class F, 0.5785% 11/15/18 (e)(k)		489,002	415,652
Class G, 0.6085% 11/15/18 (e)(k)		424,901	348,419
Class H, 0.7485% 11/15/18 (e)(k)		326,672	254,804
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)		4,674,131	4,838,558
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		722,147	756,105
Class A3, 5.336% 5/15/47		9,409,000	10,360,146
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (k)		6,670,000	7,590,387
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (k)		5,183,724	5,228,112
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		3,575,983	3,576,730
Class A3, 5.42% 1/15/49		25,732,000	28,792,487
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	108,954
Series 2004-LN2 Class D, 5.4059% 7/15/41 (k)		420,000	253,192
Series 2005-CB13 Class E, 5.5259% 1/12/43 (e)(k)		963,000	49,145
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,011,998	10,215,602
Series 2005-LDP5 Class AJ, 5.4938% 12/15/44 (k)		360,000	362,862
Series 2006-CB17 Class A3, 5.45% 12/12/43		500,167	516,387
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (k)		165,000	61,442
Class C, 5.9303% 2/12/49 (k)		424,000	124,055
Class D, 5.9303% 2/12/49 (k)		447,000	62,024
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	93,067
Class CS, 5.466% 1/15/49 (k)		157,000	19,087
Class ES, 5.7445% 1/15/49 (e)(k)		983,000	51,455
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.7126% 11/15/43 (e)(k)		$ 645,000	$ 586,595
Class XB, 0.7538% 11/15/43 (e)(k)(m)		3,600,000	142,076
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5:
Class B. 5.4912% 8/15/46 (e)(k)		980,000	995,887
Class C, 5.4912% 8/15/46 (e)(k)		250,000	229,592
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		346,029	350,651
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		48,921	49,024
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (k)		21,615,000	24,630,725
Series 1998-C1 Class D, 6.98% 2/18/30		270,678	275,217
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		576,583	608,477
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	143,570
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,214,810
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,237,829
Class AM, 5.263% 11/15/40 (k)		137,000	146,818
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	260,589
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)		563,472	564,097
Class AM, 5.413% 9/15/39		1,500,000	1,597,740
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,142,434	1,143,788
Class A3, 5.347% 11/15/38		1,417,000	1,599,959
Class AM, 5.378% 11/15/38		160,000	160,580
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,428,450
Class A4, 5.424% 2/15/40		5,434,000	6,135,394
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,408,166
Series 2007-C6 Class A2, 5.845% 7/15/40		9,593,209	9,751,746
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	86,099
Series 2003-C7 Class L, 5.224% 7/15/37 (e)(k)		284,000	171,883
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	193,145
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	770,761
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (k)(m)		4,326,994	9,078
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	774,697
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 5.8935% 6/15/38 (k)		$ 660,000	$ 551,075
Class AM, 6.0868% 6/15/38 (k)		500,000	530,074
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)		8,109,240	86,801
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (k)(m)		3,031,686	25,678
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,690,951
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,304,952
Class XCP, 0.431% 9/15/45 (k)(m)		139,001,657	1,009,291
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (e)(k)		608,683	544,875
Class E, 0.5385% 9/15/21 (e)(k)		2,196,145	1,900,037
Class F, 0.5885% 9/15/21 (e)(k)		1,143,094	954,677
Class G, 0.6085% 9/15/21 (e)(k)		2,258,211	1,818,241
Class H, 0.6485% 9/15/21 (e)(k)		582,579	445,771
Series 2007-LLFA Class E, 1.1485% 6/15/22 (e)(k)		760,000	619,400
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,381,981
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6888% 6/25/43 (e)(k)		310,000	262,420
Series 2011-1 Class B, 5.6888% 6/25/43 (e)(k)		540,000	556,894
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4078% 10/12/39 (e)(k)	CAD	320,000	288,035
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		499,921	506,878
Series 1998-C3 Class E, 7.0079% 12/15/30 (k)		173,000	177,421
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5028% 1/12/44 (k)		220,000	217,578
Series 2004-MKB1 Class F, 5.8353% 2/12/42 (e)(k)		180,000	170,767
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (k)		1,288,965	1,300,998
Series 2005-LC1 Class F, 5.5568% 1/12/44 (e)(k)		1,655,000	924,354
Series 2006-C1:
Class A2, 5.8093% 5/12/39 (k)		1,762,126	1,823,402
Class AJ, 5.8543% 5/12/39 (k)		160,000	142,616
Class AM, 5.8093% 5/12/39 (k)		100,000	104,299
Series 2007-C1 Class A4, 6.0271% 6/12/50 (k)		7,199,517	8,097,743
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,620,498
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (k)		287,583	287,502
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (k)		$ 2,024,000	$ 2,056,700
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		348,537	348,474
Class ASB, 5.133% 12/12/49 (k)		1,565,372	1,661,858
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,707,974
Class A4, 5.378% 8/12/48		76,000	82,169
Class B, 5.479% 8/12/48		5,706,000	1,426,500
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	15,888,028
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,198,531
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		7,452,019	7,842,140
Series 2006-4 Class XP, 0.8109% 12/12/49 (k)(m)		27,872,665	465,055
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	594,114
Series 2007-7 Class B, 5.9345% 6/12/50 (k)		166,000	13,994
Series 2007-8 Class A3, 6.1644% 8/12/49 (k)		1,640,000	1,822,206
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.449% 7/15/19 (e)(k)		357,716	207,475
Class H, 0.629% 7/15/19 (e)(k)		108,390	103,512
Class J, 0.679% 7/15/19 (e)(k)		354,000	299,130
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (e)(k)		1,092,000	989,221
Class D, 0.439% 10/15/20 (e)(k)		667,354	601,206
Class E, 0.499% 10/15/20 (e)(k)		834,661	710,196
Class F, 0.549% 10/15/20 (e)(k)		500,899	381,124
Class G, 0.589% 10/15/20 (e)(k)		619,188	452,552
Class H, 0.679% 10/15/20 (e)(k)		389,758	226,403
Class J, 0.829% 10/15/20 (e)(k)		228,006	94,823
Class MHRO, 0.939% 10/15/20 (e)(k)		594,748	499,588
Class NHRO, 1.139% 10/15/20 (e)(k)		902,610	740,140
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		281,085	282,490
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,961,048	1,998,459
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	646,649
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,011,826
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		12,853	12,841
Class A4, 5.364% 3/15/44		10,000,000	11,017,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.398% 4/30/39 (e)(k)		$ 158,553	$ 142,698
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,756	100,821
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	170,208
Class O, 5.91% 11/15/31 (e)		197,950	46,832
Series 2004-IQ7 Class E, 5.5403% 6/15/38 (e)(k)		120,000	84,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	212,800
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (e)(k)(m)		8,843,355	36,196
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (k)		628,661	632,077
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (k)		1,422,351	1,474,830
Class A4, 5.895% 10/15/42 (k)		570,000	643,168
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	765,076
Series 2006-T23 Class A3, 5.986% 8/12/41 (k)		972,000	1,015,339
Series 2007-HQ12 Class A2, 5.7828% 4/12/49 (k)		11,641,836	12,000,929
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,126,168
Class B, 5.9063% 4/15/49 (k)		469,000	127,093
Series 2011-C1:
Class C, 5.4222% 9/15/47 (e)(k)		250,000	248,054
Class D, 5.4222% 9/15/47 (e)(k)		590,000	544,372
Class E, 5.4222% 9/15/47 (e)(k)		573,100	485,765
Series 2011-C2:
Class D, 5.4958% 6/15/44 (e)(k)		580,000	534,180
Class E, 5.4958% 6/15/44 (e)(k)		600,000	506,814
Class F, 5.4958% 6/15/44 (e)(k)		550,000	404,762
Class XB, 0.5399% 6/15/44 (e)(k)(m)		9,001,008	278,851
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	1,011,767
Class E, 5.3573% 7/15/49 (e)(k)		400,000	327,708
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9031% 2/23/34 (k)		466,000	520,248
Series 2001-TOP3 Class E, 7.4705% 7/15/33 (e)(k)		150,000	127,917
Series 2003-TOP9 Class E, 5.8886% 11/13/36 (e)(k)		78,000	77,141
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		479,927	495,420
Class G, 5% 8/20/30 (e)		361,875	365,410
Class J, 5% 8/20/30 (e)		195,000	186,026
Series 1999-SL Class X, 11/10/30 (m)		113,179	98,749
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		$ 1,050,000	$ 1,077,727
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		770,286	816,503
RBSCF Trust Series 2010-MB1 Class D, 4.829% 4/15/24 (e)(k)		480,000	463,500
Real Estate Asset Liquidity Trust:
2006-2 Series L, 4.456% 9/12/38	CAD	26,000	14,799
Series 2007-1 Class J, 4.57% 4/12/23 (e)(k)	CAD	42,000	27,664
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,053
Class G, 4.456% 9/12/38	CAD	54,000	42,982
Class H, 4.456% 9/12/38	CAD	36,000	26,820
Class J, 4.456% 9/12/38	CAD	36,000	25,041
Class K, 4.456% 9/12/38	CAD	18,000	11,030
Class M, 4.456% 9/12/38	CAD	128,859	36,458
Series 2007-1:
Class F, 4.57% 4/12/23 (e)(k)	CAD	126,000	94,449
Class G, 4.57% 4/12/23 (e)(k)	CAD	42,000	30,143
Class H, 4.57% 4/12/23 (e)(k)	CAD	42,000	28,871
Class K, 4.57% 4/12/23 (e)(k)	CAD	21,000	13,259
Class L, 4.57% 4/12/23 (e)(k)	CAD	63,000	38,144
Class M, 4.57% 4/12/23 (e)(k)	CAD	185,000	50,123
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	207,946
Class E5, 6.5% 2/18/34 (e)(k)		900,000	906,336
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		91,243	91,385
Class F, 7.3% 10/12/34 (e)		473,000	473,326
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.7188% 8/15/39 (k)		170,000	166,911
Series 2007-C4 Class F, 5.7188% 8/15/39 (k)		820,000	575,844
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	251,159
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8235% 7/15/24 (e)(k)		110,000	72,095
Class G, 0.8235% 7/15/24 (e)(k)		200,000	120,082
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (e)(k)		284,000	299,239
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	191,040
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (e)(k)		$ 1,770,598	$ 1,386,828
Class F, 0.6296% 9/15/21 (e)(k)		1,877,987	1,414,601
Class G, 0.6496% 9/15/21 (e)(k)		1,779,101	1,286,742
Class J, 0.8896% 9/15/21 (e)(k)		395,545	179,282
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (e)(k)		140,220	126,198
Class AP2, 1.0485% 6/15/20 (e)(k)		235,007	206,806
Class F, 0.7285% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9485% 6/15/20 (e)(k)		233,916	189,472
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		1,598,102	1,609,274
Series 2003-C8 Class A3, 4.445% 11/15/35		6,853,479	6,928,648
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,204,503
Series 2007-C30:
Class A3, 5.246% 12/15/43		612,481	626,639
Class A4, 5.305% 12/15/43		8,604,000	9,143,574
Class A5, 5.342% 12/15/43		13,536,000	14,744,210
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,859,247
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (k)		13,343,546	13,829,438
Class A3, 5.9287% 6/15/49 (k)		3,229,000	3,554,796
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	902,409
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	336,682
Series 2004-C11:
Class D, 5.5485% 1/15/41 (k)		360,000	326,672
Class E, 5.5985% 1/15/41 (k)		327,000	277,115
Series 2004-C12 Class D, 5.495% 7/15/41 (k)		280,000	283,058
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	251,203
Class C, 5.21% 8/15/41		170,000	162,456
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(k)		500,000	486,749
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,730,468
Series 2005-C22:
Class B, 5.5336% 12/15/44 (k)		4,218,000	2,898,905
Class F, 5.5336% 12/15/44 (e)(k)		3,171,000	766,678
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,644,243
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,509,505
Class C, 5.483% 12/15/43 (k)		5,706,000	2,253,271
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class D, 5.513% 12/15/43 (k)		$ 3,044,000	$ 776,978
Class XP, 0.6327% 12/15/43 (e)(k)(m)		17,012,943	166,216
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)		522,000	106,598
Series 2007-C32:
Class D, 5.9287% 6/15/49 (k)		1,431,000	418,374
Class E, 5.9287% 6/15/49 (k)		2,252,000	561,874
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (k)		19,259,000	21,264,844
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		20,614,217	723,559
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)		360,000	357,602
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	243,907
Series 2011-C5:
Class C, 5.8247% 11/15/44 (e)(k)		260,000	246,568
Class D, 5.8247% 11/15/44 (e)(k)		200,000	173,656
Class XA, 2.2648% 11/15/44 (e)(k)(m)		5,241,589	642,252
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,531,398
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,602,708)			748,899,380
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,412,761
California Gen. Oblig.:
7.5% 4/1/34		14,555,000	18,767,363
7.55% 4/1/39		3,020,000	3,998,450
7.6% 11/1/40		4,510,000	6,033,298
7.625% 3/1/40		3,440,000	4,571,003
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,170,413
Series 2011, 5.877% 3/1/19		2,935,000	3,249,955
TOTAL MUNICIPAL SECURITIES (Cost $43,523,400)			47,203,243
Foreign Government and Government Agency Obligations - 1.8%
		Principal Amount (c)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,304,209	$ 3,368,043
2.5% 12/31/38 (d)		3,210,000	1,203,750
7% 9/12/13		7,320,000	7,294,787
7% 10/3/15		10,420,000	9,840,532
Bahamian Republic 6.95% 11/20/29 (e)		855,000	974,700
Bahrain Kingdom 5.5% 3/31/20		550,000	539,000
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	373,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,595,000	4,330,788
8.95% 1/26/18		1,085,000	1,009,050
Bermuda Government 5.603% 7/20/20 (e)		470,000	533,450
Brazilian Federative Republic:
7.125% 1/20/37		540,000	747,900
8.25% 1/20/34		290,000	444,425
8.75% 2/4/25		245,000	370,563
10.125% 5/15/27		1,215,000	2,029,050
12.25% 3/6/30		735,000	1,422,225
Chilean Republic 3.25% 9/14/21		3,710,000	3,804,605
Colombian Republic:
4.375% 7/12/21		1,745,000	1,888,963
6.125% 1/18/41		1,585,000	1,949,550
7.375% 1/27/17		750,000	924,750
7.375% 3/18/19		1,070,000	1,372,810
7.375% 9/18/37		2,130,000	2,971,350
10.375% 1/28/33		2,150,000	3,622,750
11.75% 2/25/20		1,050,000	1,669,500
Congo Republic 3% 6/30/29 (d)		2,080,500	1,560,375
Croatia Republic:
6.375% 3/24/21 (e)		1,725,000	1,625,813
6.625% 7/14/20 (e)		2,195,000	2,129,150
6.75% 11/5/19 (e)		2,755,000	2,713,675
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,235,000	2,167,950
6.25% 7/27/21 (e)		1,610,000	1,561,700
7.4% 1/22/15 (e)		1,635,000	1,700,400
Dominican Republic:
1.5522% 8/30/24 (k)		1,350,000	1,215,000
7.5% 5/6/21 (e)		2,580,000	2,644,500
9.04% 1/23/18 (e)		1,185,880	1,298,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (e)		$ 940,000	$ 1,010,500
7.625% 2/1/41 (e)		525,000	523,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,293,463
7.75% 1/24/23 (Reg. S)		895,000	975,550
8.25% 4/10/32 (Reg. S)		575,000	626,750
Gabonese Republic 8.2% 12/12/17 (e)		1,185,000	1,407,188
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,100,800
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,799,688
Hungarian Republic:
4.75% 2/3/15		4,315,000	4,110,038
6.25% 1/29/20		1,430,000	1,351,350
7.625% 3/29/41		2,600,000	2,437,500
Indonesian Republic:
4.875% 5/5/21 (e)		1,095,000	1,201,763
5.25% 1/17/42 (e)		1,030,000	1,099,525
5.875% 3/13/20 (e)		1,660,000	1,925,600
6.625% 2/17/37 (e)		1,100,000	1,372,250
6.875% 1/17/18 (e)		1,105,000	1,331,525
7.75% 1/17/38 (e)		1,925,000	2,714,250
8.5% 10/12/35 (Reg. S)		1,685,000	2,527,500
11.625% 3/4/19 (e)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,710,000	2,893,800
Jordanian Kingdom 3.875% 11/12/15		820,000	768,750
Latvian Republic:
5.25% 2/22/17 (e)		1,335,000	1,366,706
5.25% 6/16/21 (e)		550,000	533,500
Lebanese Republic:
4% 12/31/17		3,351,000	3,321,511
5.15% 11/12/18		550,000	548,625
Lithuanian Republic:
6.125% 3/9/21 (e)		1,835,000	1,892,436
6.625% 2/1/22 (e)		1,490,000	1,601,750
6.75% 1/15/15 (e)		1,215,000	1,306,125
7.375% 2/11/20 (e)		2,655,000	2,986,875
Namibia Republic of 5.5% 11/3/21 (e)		1,340,000	1,390,250
Peruvian Republic:
3% 3/7/27 (d)		1,210,000	1,040,600
5.625% 11/18/50		1,620,000	1,765,800
7.35% 7/21/25		1,550,000	2,088,625
8.75% 11/21/33		2,865,000	4,397,775
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Philippine Republic:
5% 1/13/37		$ 725,000	$ 772,125
6.375% 1/15/32		515,000	637,313
6.5% 1/20/20		805,000	984,113
7.5% 9/25/24		290,000	379,900
7.75% 1/14/31		820,000	1,147,016
9.5% 2/2/30		1,780,000	2,848,000
9.875% 1/15/19		640,000	913,600
10.625% 3/16/25		1,320,000	2,158,200
Polish Government:
3.875% 7/16/15		840,000	882,000
5% 3/23/22		655,000	699,213
5.125% 4/21/21		825,000	884,813
6.375% 7/15/19		2,200,000	2,574,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,360,000	1,224,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (e)		520,000	535,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	3,716,875
Republic of Nigeria 6.75% 1/28/21 (e)		1,355,000	1,446,463
Republic of Serbia 6.75% 11/1/24 (e)		7,808,668	7,574,408
Romanian Republic 6.75% 2/7/22 (e)		2,512,000	2,587,360
Russian Federation:
7.5% 3/31/30 (Reg. S)		7,859,020	9,362,451
11% 7/24/18 (Reg. S)		385,000	542,850
12.75% 6/24/28 (Reg. S)		1,950,000	3,478,410
Senegal Republic of 8.75% 5/13/21 (e)		700,000	701,750
State of Qatar 5.75% 1/20/42 (e)		945,000	1,027,688
Turkish Republic:
5.125% 3/25/22		735,000	729,488
5.625% 3/30/21		815,000	847,600
6% 1/14/41		350,000	342,125
6.25% 9/26/22		680,000	725,900
6.75% 4/3/18		1,395,000	1,562,400
6.75% 5/30/40		805,000	865,375
6.875% 3/17/36		2,520,000	2,746,800
7% 9/26/16		1,360,000	1,523,200
7.25% 3/15/15		730,000	803,000
7.25% 3/5/38		1,250,000	1,428,125
7.375% 2/5/25		2,430,000	2,834,109
7.5% 7/14/17		1,285,000	1,479,678
7.5% 11/7/19		745,000	873,513
11.875% 1/15/30		960,000	1,617,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		$ 1,690,000	$ 1,440,725
Ukraine Government:
6.25% 6/17/16 (e)		2,080,000	1,885,104
6.385% 6/26/12 (e)		4,775,000	4,793,145
6.75% 11/14/17 (e)		1,895,000	1,700,763
6.875% 9/23/15 (e)		1,630,000	1,536,275
7.65% 6/11/13 (e)		3,315,000	3,286,160
7.75% 9/23/20 (e)		1,430,000	1,283,425
7.95% 2/23/21 (e)		1,425,000	1,293,188
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	583,831
United Mexican States:
3.625% 3/15/22		1,080,000	1,100,520
5.125% 1/15/20		920,000	1,050,640
5.75% 10/12/10		756,000	807,030
5.95% 3/19/19		300,000	359,100
6.05% 1/11/40		9,304,000	11,327,620
6.75% 9/27/34		720,000	936,000
7.5% 4/8/33		425,000	597,125
8.3% 8/15/31		420,000	631,050
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,345,000	3,247,825
8% 11/18/22		2,105,903	2,874,558
Venezuelan Republic:
6% 12/9/20		620,000	465,000
7% 3/31/38		625,000	445,313
7.75% 10/13/19 (Reg. S)		800,000	676,000
8.5% 10/8/14		735,000	738,675
9% 5/7/23 (Reg. S)		2,490,000	2,122,725
9.25% 9/15/27		1,210,000	1,085,975
9.25% 5/7/28 (Reg. S)		790,000	675,450
9.375% 1/13/34		885,000	761,100
10.75% 9/19/13		1,300,000	1,358,500
11.75% 10/21/26 (Reg. S)		1,410,000	1,420,575
11.95% 8/5/31 (Reg. S)		1,890,000	1,904,175
12.75% 8/23/22		4,180,000	4,430,800
13.625% 8/15/18		848,000	915,840
Vietnamese Socialist Republic:
1.3166% 3/12/16 (k)		919,565	827,608
4% 3/12/28 (d)		3,195,000	2,619,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (e)		$ 835,000	$ 908,063
6.875% 1/15/16 (e)		2,280,000	2,473,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,500,593)			261,628,993
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $232,967)		242,000	251,210
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,419,469
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	228,375
TOTAL CONVERTIBLE PREFERRED STOCKS		3,647,844
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	127,050
CBL & Associates Properties, Inc. 7.375%	7,720	194,930
Cedar Shopping Centers, Inc. 8.875%	5,000	125,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series H, 7.50%	5,000	$ 128,600
Digital Realty Trust, Inc. Series E, 7.00%	10,000	262,800
Equity Lifestyle Properties, Inc. 8.034%	22,162	578,428
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,068
Hersha Hospitality Trust Series B, 8.00%	13,844	340,978
Hospitality Properties Trust Series D, 7.125%	10,000	255,400
LaSalle Hotel Properties Series H, 7.50%	10,000	256,800
PS Business Parks, Inc.:
6.875%	10,000	266,000
Series S, 6.45%	21,000	533,400
Public Storage:
Series P, 6.50%	12,000	331,800
Series R, 6.35%	10,500	284,445
Series S, 5.90%	20,000	509,400
Realty Income Corp. Series F, 6.625%	12,000	307,560
Regency Centers Corp. Series 6, 6.625%	5,510	139,679
Stag Industrial, Inc. Series A, 9.00%	20,000	514,200
		5,405,038
TOTAL PREFERRED STOCKS (Cost $9,254,649)		9,052,882
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1959% 12/27/14 (k)	$ 3,351,661	3,209,216
Tranche C, term loan 2.1887% 12/27/15 (k)	2,105,267	2,015,794
		5,225,010
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,790,975	2,801,441
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,015,623	1,929,959
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	$ 913,100	$ 914,241
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (k)	1,435,000	1,440,453
		3,354,694
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	266,325
Tranche B 1LN, term loan 4.7645% 6/7/18 (k)	792,198	791,208
		1,057,533
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,072,963	2,062,598
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,592,625
Univision Communications, Inc. term loan 4.494% 3/31/17 (k)	4,421,098	4,106,094
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,250,000
		11,011,317
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	3,680,000	3,657,000
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	338,100	337,255
TOTAL CONSUMER DISCRETIONARY		29,374,209
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,404,388	1,400,877
U.S. Foodservice term loan 5.75% 3/31/17 (k)	4,871,086	4,834,552
		6,235,429
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,988,581	2,970,052
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	$ 1,615,000	$ 1,610,963
Insurance - 0.1%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (k)	1,537,386	1,531,698
Tranche 2ND LIEN, term loan 9% 5/24/19 (k)	3,255,000	3,316,194
Lonestar Inter Super Hld LLC term loan 8/13/19	1,925,000	1,949,063
		6,796,955
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	629,400	623,106
CityCenter term loan 8.75% 7/1/13 (k)	1,000,000	992,500
		1,615,606
TOTAL FINANCIALS		10,023,524
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,232,753	2,210,425
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	221,588	221,588
TOTAL HEALTH CARE		2,432,013
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,781,025	2,714,280
US Airways Group, Inc. term loan 2.744% 3/23/14 (k)	2,810,347	2,578,494
		5,292,774
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	542,210	509,677
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (k)	$ 2,530,000	$ 2,530,000
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,283,525	2,277,816
		4,807,816
TOTAL INDUSTRIALS		10,610,267
MATERIALS - 0.1%
Chemicals - 0.0%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (k)	1,000,000	1,013,750
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,068,701	2,079,044
		3,092,794
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,065,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (k)	1,472,575	1,483,619
		3,548,619
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	2,108,938	2,108,938
TOTAL MATERIALS		8,750,351
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2535% 2/1/14 (k)	2,425,000	2,364,375
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0147% 3/17/18 (k)	2,949,306	2,919,813
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,252,975	2,252,975
		7,537,163
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	372,188	372,187
TOTAL FLOATING RATE LOANS (Cost $76,073,479)		78,305,195
Sovereign Loan Participations - 0.0%
	Principal Amount (c)	Value
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	$ 1,607,627	$ 1,511,170
Goldman Sachs 1.25% 12/14/19 (k)	1,377,778	1,295,111
0% 12/14/19 (k)	106,286	99,909
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,651,440)		2,906,190
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,438,852)	2,243,000	2,579,795
Fixed-Income Funds - 23.1%
	Shares
Fidelity Floating Rate Central Fund (l)	5,734,106	578,341,954
Fidelity Mortgage Backed Securities Central Fund (l)	26,421,758	2,866,496,506
TOTAL FIXED-INCOME FUNDS (Cost $3,208,191,485)		3,444,838,460
Preferred Securities - 0.0%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 1,860,000	1,984,375
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,980,000	2,005,868
TOTAL PREFERRED SECURITIES (Cost $3,813,628)		3,990,243
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,220,997,367)	1,220,997,367	$ 1,220,997,367
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $14,596,812,402)		15,549,569,793
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(635,700,084)
NET ASSETS - 100%		$ 14,913,869,709
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3.5% 3/1/42	$ (78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(27,000,000)	(27,907,435)
4% 3/1/42	(23,200,000)	(24,416,824)
4.5% 3/1/42	(43,500,000)	(46,360,943)
5% 3/1/42	(47,000,000)	(50,758,765)
5% 3/1/42	(9,000,000)	(9,719,763)
5% 3/1/42	(16,000,000)	(17,279,579)
5% 3/1/42	(16,000,000)	(17,279,579)
6% 3/1/42	(18,000,000)	(19,805,891)
TOTAL FANNIE MAE		(456,943,628)
Ginnie Mae
4% 3/1/42	(2,700,000)	(2,907,847)
TOTAL TBA SALE COMMITMENTS (Proceeds $459,631,945)		$ (459,851,475)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,154,763	$ (2,034,940)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,477,977	(2,340,181)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,508,334	(1,424,458)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	3,878,573	(3,662,892)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,400,596	(1,322,711)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	23,846	(18,445)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (736)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	23,153	(20,187)
TOTAL CREDIT DEFAULT SWAPS		$ 11,468,029	$ (10,824,550)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	768,840
		$ 211,468,029	$ (10,055,710)
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,023,002,212 or 6.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,216,630.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $727,178 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 548,737
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 228,566
Fidelity Floating Rate Central Fund	13,423,997
Fidelity Mortgage Backed Securities Central Fund	43,696,283
Total	$ 57,348,846
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 163,043,361	$ -	$ 578,341,954	31.4%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	43,696,285	-	2,866,496,506	22.0%
Total	$ 3,202,847,710	$ 206,739,646	$ -	$ 3,444,838,460
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,419,469	$ 3,419,469	$ -	$ -
Financials	5,633,413	5,405,038	228,375	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,562,288,913	-	3,561,929,536	359,377
U.S. Government and Government Agency Obligations	3,913,031,898	-	3,913,031,898	-
U.S. Government Agency - Mortgage Securities	1,837,637,987	-	1,837,637,987	-
Asset-Backed Securities	298,586,531	-	274,208,830	24,377,701
Collateralized Mortgage Obligations	116,508,406	-	113,004,269	3,504,137
Commercial Mortgage Securities	748,899,380	-	706,158,037	42,741,343
Municipal Securities	47,203,243	-	47,203,243	-
Foreign Government and Government Agency Obligations	261,628,993	-	260,588,393	1,040,600
Supranational Obligations	251,210	-	251,210	-
Floating Rate Loans	78,305,195	-	76,312,695	1,992,500
Sovereign Loan Participations	2,906,190	-	-	2,906,190
Bank Notes	2,579,795	-	2,579,795	-
Fixed-Income Funds	3,444,838,460	3,444,838,460	-	-
Preferred Securities	3,990,243	-	3,990,243	-
Money Market Funds	1,220,997,367	1,220,997,367	-	-
Total Investments in Securities:	$ 15,549,569,793	$ 4,674,660,334	$ 10,797,124,511	$ 77,784,948
Derivative Instruments:
Assets
Swap Agreements	$ 768,840	$ -	$ 768,840	$ -
Liabilities
Swap Agreements	$ (10,824,550)	$ -	$ (10,785,182)	$ (39,368)
Total Derivative Instruments:	$ (10,055,710)	$ -	$ (10,016,342)	$ (39,368)
Other Financial Instruments:
TBA Sale Commitments	$ (459,851,475)	$ -	$ (459,851,475)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	736,567
Total Unrealized Gain (Loss)	(4,374,581)
Cost of Purchases	2,218,424
Proceeds of Sales	(14,225,697)
Amortization/Accretion	157,857
Transfers in to Level 3	23,126,886
Transfers out of Level 3	(23,248,319)
Ending Balance	$ 77,784,948
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,059,170)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	(6,509)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (39,368)
Realized gain (loss) on Swap Agreements for the period	$ 847
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (6,509)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (10,824,550)
Interest Rate Risk
Swap Agreements (a)	768,840	-
Total Value of Derivatives	$ 768,840	$ (10,824,550)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,167,623,550)	$ 10,883,733,966
Fidelity Central Funds (cost $4,429,188,852)	4,665,835,827
Total Investments (cost $14,596,812,402)		$ 15,549,569,793
Cash		396,270
Receivable for investments sold, regular delivery		30,627,061
Receivable for TBA sale commitments		459,631,945
Receivable for fund shares sold		68,291,615
Dividends receivable		49,602
Interest receivable		82,373,080
Distributions receivable from Fidelity Central Funds		114,527
Swap agreements, at value		768,840
Other receivables		52,956
Total assets		16,191,875,689

Liabilities
Payable for investments purchased Regular delivery	$ 7,573,428
Delayed delivery	571,763,451
TBA sale commitments, at value	459,851,475
Payable for swap agreements	437,074
Payable for fund shares redeemed	219,575,935
Distributions payable	1,792,312
Swap agreements, at value	10,824,550
Accrued management fee	3,902,375
Distribution and service plan fees payable	381,166
Other affiliated payables	1,851,224
Other payables and accrued expenses	52,990
Total liabilities		1,278,005,980

Net Assets		$ 14,913,869,709
Net Assets consist of:
Paid in capital		$ 14,076,252,628
Undistributed net investment income		56,823,931
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,164,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		942,957,362
Net Assets		$ 14,913,869,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,455,915,037 ÷ 131,903,359 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($51,083,887 ÷ 4,633,379 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($10,146,736 ÷ 919,050 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($80,520,955 ÷ 7,295,759 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($12,793,589,188 ÷ 1,159,258,348 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,613,906 ÷ 47,419,000 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Dividends		$ 481,550
Interest		219,155,566
Income from Fidelity Central Funds		57,348,846
Total income		276,985,962

Expenses
Management fee	$ 22,029,268
Transfer agent fees	8,145,685
Distribution and service plan fees	2,120,856
Fund wide operations fee	2,297,369
Independent trustees' compensation	25,055
Miscellaneous	18,995
Total expenses before reductions	34,637,228
Expense reductions	(1,594)	34,635,634
Net investment income (loss)		242,350,328
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135,469,894
Foreign currency transactions	(537)
Swap agreements	(35,135)
Total net realized gain (loss)		135,434,222
Change in net unrealized appreciation (depreciation) on: Investment securities	116,673,979
Assets and liabilities in foreign currencies	29
Swap agreements	(31,831)
Delayed delivery commitments	(2,162,465)
Total change in net unrealized appreciation (depreciation)		114,479,712
Net gain (loss)		249,913,934
Net increase (decrease) in net assets resulting from operations		$ 492,264,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,350,328	$ 503,424,089
Net realized gain (loss)	135,434,222	279,450,476
Change in net unrealized appreciation (depreciation)	114,479,712	(49,093,458)
Net increase (decrease) in net assets resulting from operations	492,264,262	733,781,107
Distributions to shareholders from net investment income	(261,764,856)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,386)	(244,516,243)
Total distributions	(477,735,242)	(729,913,681)
Share transactions - net increase (decrease)	1,590,674,402	417,450,284
Total increase (decrease) in net assets	1,605,203,422	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $56,823,931 and undistributed net investment income of $76,238,459, respectively)	$ 14,913,869,709	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.172	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.191	.187	.778	.231	(.189)	(.141)
Total from investment operations	.363	.568	1.206	.725	.299	.367
Distributions from net investment income	(.188)	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.363)	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.37%	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net AssetsF,H
Expenses before reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.16%A	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,455,915	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)E	.177	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.189	.186	.778	.233	(.191)	(.143)
Total from investment operations	.366	.572	1.204	.721	.298	.365
Distributions from net investment income	(.191)	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.366)	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total ReturnB,C,D	3.41%	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net AssetsF,H
Expenses before reductions	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.78%A	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.23%A	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,084	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.136	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.191	.177	.787	.233	(.190)	(.145)
Total from investment operations	.327	.484	1.138	.656	.223	.287
Distributions from net investment income	(.152)	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.327)	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.03%	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.50%A	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,147	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.135	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.145)
Total from investment operations	.326	.495	1.132	.657	.224	.284
Distributions from net investment income	(.151)	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.326)	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.02%	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.48%A	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,521	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)D	.193	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.143)
Total from investment operations	.384	.610	1.244	.759	.335	.400
Distributions from net investment income	(.209)	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.384)	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C	3.57%	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.55%A	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,793,589	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)D	.188	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.191	.178	.788	.224	(.186)	(.134)
Total from investment operations	.379	.591	1.246	.742	.330	.393
Distributions from net investment income	(.204)	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.379)	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total ReturnB,C	3.53%	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%A	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.46%A	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522,614	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, default bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 908,340,228
Gross unrealized depreciation	(59,347,264)
Net unrealized appreciation (depreciation) on securities and other investments	$ 848,992,964

Tax cost	$ 14,700,576,829

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives) including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,026,485)	$ 968,549
Interest Rate Risk
Swap Agreements	991,350	(1,000,380)
Totals (a)	$ (35,135)	$ (31,831)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investment and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $11,486,029 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,367,944,015 and $907,500,375, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,660,460	$ 11,202
Class T	-%	.25%	63,989	579
Class B	.65%	.25%	42,115	30,441
Class C	.75%	.25%	354,292	69,959
			$ 2,120,856	$ 112,181

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7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,185
Class T	10,423
Class B*	6,181
Class C*	4,600
$ 60,389

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,566,614.24
Class T	44,492.17
Class B	11,692.25
Class C	57,639.16
Total Bond	5,959,911.10
Institutional Class	505,337.19
	$ 8,145,685

* Annualized

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,995 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $29,546.

Semiannual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,594.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Class A	$ 22,736,986	$ 35,129,345
Class T	889,236	1,855,789
Class B	129,517	296,985
Class C	970,968	2,026,950
Total Bond	227,043,295	427,026,328
Class F	-	129,141
Institutional Class	9,994,854	18,932,900
Total	$ 261,764,856	$ 485,397,438
From net realized gain
Class A	$ 20,452,852	$ 17,070,006
Class T	936,776	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,253	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,386	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class A
Shares sold	28,031,739	70,407,747	$ 307,445,959	$ 764,123,344
Reinvestment of distributions	3,889,684	4,687,391	42,411,973	50,970,385
Shares redeemed	(11,017,719)	(36,997,892)	(120,804,559)	(404,102,564)
Net increase (decrease)	20,903,704	38,097,246	$ 229,053,373	$ 410,991,165

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class T
Shares sold	1,823,963	5,910,533	$ 19,918,086	$ 64,536,331
Reinvestment of distributions	150,485	246,104	1,637,334	2,672,918
Shares redeemed	(2,828,402)	(7,131,049)	(30,811,992)	(77,181,315)
Net increase (decrease)	(853,954)	(974,412)	$ (9,256,572)	$ (9,972,066)
Class B
Shares sold	188,982	164,162	$ 2,073,160	$ 1,801,729
Reinvestment of distributions	20,468	41,104	222,991	447,251
Shares redeemed	(125,981)	(547,045)	(1,382,331)	(5,927,269)
Net increase (decrease)	83,469	(341,779)	$ 913,820	$ (3,678,289)
Class C
Shares sold	2,246,075	2,834,490	$ 24,650,760	$ 30,988,336
Reinvestment of distributions	167,404	299,725	1,823,526	3,259,076
Shares redeemed	(904,570)	(5,620,712)	(9,890,550)	(60,917,944)
Net increase (decrease)	1,508,909	(2,486,497)	$ 16,583,736	$ (26,670,532)
Total Bond
Shares sold	250,130,185	384,874,413	$ 2,741,615,740	$ 4,191,107,190
Reinvestment of distributions	36,048,477	56,207,634	393,133,879	611,374,414
Shares redeemed	(161,591,730)	(432,717,356)	(1,772,378,308)	(4,723,560,620)
Net increase (decrease)	124,586,932	8,364,691	$ 1,362,371,311	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	10,670,431	9,397,783	$ 116,532,117	$ 102,168,317
Reinvestment of distributions	1,651,656	2,572,592	17,981,232	27,946,248
Shares redeemed	(13,122,534)	(9,899,063)	(143,504,615)	(108,418,652)
Net increase (decrease)	(800,447)	2,071,312	$ (8,991,266)	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to the changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-USAN-0412
1.804577.107

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Class A	.84%
Actual		$ 1,000.00	$ 1,033.70	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Class T	.78%
Actual		$ 1,000.00	$ 1,034.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.30	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class C	1.52%
Actual		$ 1,000.00	$ 1,030.20	$ 7.67
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.62
Total Bond	.45%
Actual		$ 1,000.00	$ 1,035.70	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.26
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,035.30	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 29, 2012	As of August 31, 2011
U.S. Government and U.S. Government Agency Obligations 59.5%	U.S. Government and U.S. Government Agency Obligations 68.0%
AAA 5.4%	AAA 6.8%
AA 2.6%	AA 2.6%
A 5.7%	A 6.6%
BBB 12.3%	BBB 11.3%
BB and Below 11.0%	BB and Below 10.0%
Not Rated 1.0%	Not Rated 0.9%
Equities 0.2%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets† (6.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of February 29, 2012
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 29, 2012
6 months ago
Years	4.6	4.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of February 29, 2012*		As of August 31, 2011**
	Corporate Bonds 24.2%		Corporate Bonds 23.1%
	U.S. Government and U.S. Government Agency Obligations 59.5%		U.S. Government and U.S. Government Agency Obligations 68.0%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.4%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 7.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Stocks 0.2%		Stocks 0.1%
	Other Investments 5.7%		Other Investments 4.9%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (6.3)%
* Foreign investments	5.4%	** Foreign investments	5.3%
* Futures and Swaps	1.0%	** Futures and Swaps	1.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com/or advisor.fidelity.com as applicable.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Corporate Bonds - 23.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 270,000
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		600,000	579,000
TOTAL CONVERTIBLE BONDS			849,000
Nonconvertible Bonds - 23.9%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc. 7.75% 11/15/19		2,845,000	3,022,813
Dana Holding Corp.:
6.5% 2/15/19		2,755,000	2,982,288
6.75% 2/15/21		3,675,000	3,987,375
Delphi Corp.:
5.875% 5/15/19 (e)		1,685,000	1,777,675
6.125% 5/15/21 (e)		1,615,000	1,729,988
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,617,875
7.75% 8/15/18		1,400,000	1,519,000
			16,637,014
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (e)		575,000	598,000
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19		3,090,000	3,113,175
8.25% 6/15/21		5,205,000	5,257,050
Ford Motor Co. 7.45% 7/16/31		5,655,000	7,259,606
			16,227,831
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,255,000	1,267,550
6.5% 5/20/21		600,000	606,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,840,000	1,619,200
			3,492,750
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,221,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		$ 2,570,000	$ 2,769,175
Chester Downs & Marina LLC 9.25% 2/1/20 (e)		320,000	336,000
Chukchansi Economic Development Authority 8% 11/15/13 (e)		325,000	224,250
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		3,590,000	3,778,475
7.625% 1/15/16 (e)		1,930,000	2,012,025
11.5% 1/15/17 pay-in-kind (k)		2,012,204	2,143,612
FelCor Lodging LP 6.75% 6/1/19		4,875,000	4,984,688
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,847,550
Host Marriott LP 6.375% 3/15/15		250,000	253,125
ITT Corp. 7.375% 11/15/15		250,000	287,500
MGM Mirage, Inc.:
6.625% 7/15/15		7,475,000	7,531,063
7.5% 6/1/16		4,130,000	4,191,950
7.625% 1/15/17		5,355,000	5,408,550
8.625% 2/1/19 (e)		2,940,000	3,131,100
11.375% 3/1/18		2,460,000	2,896,650
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (e)(k)		1,602,975	1,514,811
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (e)		2,950,000	3,112,250
Pinnacle Entertainment, Inc. 7.5% 6/15/15		1,035,000	1,066,050
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	496,946
yankee:
7.25% 6/15/16		3,985,000	4,383,500
7.5% 10/15/27		3,070,000	3,100,700
Times Square Hotel Trust 8.528% 8/1/26 (e)		863,814	920,766
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	857,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,091,250
			58,338,998
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,430,000	1,415,700
8% 3/15/20		305,000	306,525
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.:
6.95% 6/1/18		$ 4,640,000	$ 4,895,200
12.25% 6/1/17		1,135,000	1,452,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)		2,125,000	2,348,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (e)		3,760,000	4,107,800
9% 5/15/18 (e)		970,000	974,850
9.875% 8/15/19 (e)		1,670,000	1,726,363
Standard Pacific Corp.:
8.375% 5/15/18		6,495,000	6,982,125
10.75% 9/15/16		2,370,000	2,722,538
Toll Brothers Finance Corp. 5.875% 2/15/22		1,095,000	1,133,325
			28,065,351
Media - 1.9%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,768,075
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	669,664
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,520,979
8.625% 9/15/17		3,505,000	3,934,363
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,223,438
6.625% 1/31/22		1,755,000	1,877,850
7% 1/15/19		8,610,000	9,277,275
7.25% 10/30/17		3,380,000	3,658,850
7.875% 4/30/18		865,000	945,013
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)		10,180,000	10,943,500
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,649,519
5.15% 3/1/20		435,000	509,726
5.7% 5/15/18		14,629,000	17,279,146
6.4% 3/1/40		4,490,000	5,733,919
6.45% 3/15/37		2,196,000	2,737,290
6.55% 7/1/39		9,000,000	11,423,178
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,682,229
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,593,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Discovery Communications LLC:
3.7% 6/1/15		$ 7,129,000	$ 7,642,103
6.35% 6/1/40		6,392,000	8,036,949
Insight Communications, Inc. 9.375% 7/15/18 (e)		2,030,000	2,329,425
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)		660,000	712,800
Lamar Media Corp. 5.875% 2/1/22 (e)		390,000	396,318
NBCUniversal Media LLC:
3.65% 4/30/15		3,514,000	3,769,591
5.15% 4/30/20		11,614,000	13,424,866
6.4% 4/30/40		18,278,000	22,866,555
News America Holdings, Inc. 7.75% 12/1/45		663,000	797,211
News America, Inc.:
6.15% 3/1/37		4,759,000	5,478,889
6.15% 2/15/41		11,572,000	13,745,927
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,074,700
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,158,000
7.75% 3/15/16		2,485,000	2,562,656
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,094,680
5.5% 9/1/41		10,000,000	10,988,870
5.85% 5/1/17		7,607,000	8,952,222
6.2% 7/1/13		2,898,000	3,103,338
6.75% 7/1/18		13,763,000	16,917,342
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,336
5.375% 10/15/41		3,115,000	3,451,831
5.875% 11/15/16		368,000	435,168
6.2% 3/15/40		11,792,000	13,983,001
6.5% 11/15/36		9,243,000	11,278,725
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		850,000	877,625
Univision Communications, Inc.:
6.875% 5/15/19 (e)		2,680,000	2,713,500
8.5% 5/15/21 (e)		4,695,000	4,648,050
UPC Holding BV 9.875% 4/15/18 (e)		1,190,000	1,320,900
UPCB Finance V Ltd. 7.25% 11/15/21 (e)		995,000	1,047,238
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)		$ 930,000	$ 949,716
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,579,678
6.75% 10/5/37		1,460,000	1,883,223
			273,956,447
Specialty Retail - 0.1%
AutoNation, Inc. 5.5% 2/1/20		890,000	916,700
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,699,868
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (e)		6,315,000	6,962,288
Staples, Inc. 7.375% 10/1/12		554,000	574,637
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)		3,175,000	3,262,313
			16,415,806
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,606,250
TOTAL CONSUMER DISCRETIONARY			416,961,447
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13		8,433,000	8,607,082
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	231,750
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,081,398
FBG Finance Ltd. 5.125% 6/15/15 (e)		3,662,000	4,039,402
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	356,356
5.875% 1/15/36		16,159,000	16,428,661
6.375% 6/15/14		3,374,000	3,724,764
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)		10,217,000	10,652,673
			45,122,086
Food & Staples Retailing - 0.1%
Albertsons, Inc.:
7.45% 8/1/29		155,000	120,513
8% 5/1/31		765,000	594,788
BFF International Ltd. 7.25% 1/28/20 (e)		800,000	896,000
Rite Aid Corp.:
9.25% 3/15/20 (e)		2,890,000	2,926,125
9.375% 12/15/15		955,000	983,650
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.5% 6/15/17		$ 4,960,000	$ 5,034,400
SUPERVALU, Inc. 8% 5/1/16		865,000	899,600
US Foodservice, Inc. 8.5% 6/30/19 (e)		3,625,000	3,661,250
			15,116,326
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (e)		9,457,000	11,200,559
Gruma SAB de CV 7.75% (Reg. S) (f)		1,285,000	1,288,213
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (e)		705,000	724,388
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,392,015
6.125% 2/1/18		10,623,000	12,736,361
6.5% 8/11/17		10,238,000	12,426,905
6.75% 2/19/14		540,000	598,740
MHP SA 10.25% 4/29/15 (e)		985,000	960,375
Post Holdings, Inc. 7.375% 2/15/22 (e)		950,000	1,011,750
			53,339,306
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,286,988
Prestige Brands, Inc. 8.125% 2/1/20 (e)		165,000	179,438
			2,466,426
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	366,339
9.7% 11/10/18		23,631,000	32,167,817
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,850,261
5.65% 5/16/18		7,161,000	8,588,381
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,430,460
7.25% 6/15/37		5,056,000	6,063,448
			61,466,706
TOTAL CONSUMER STAPLES			177,510,850
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Calfrac Holdings LP 7.5% 12/1/20 (e)		$ 3,570,000	$ 3,587,850
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		1,260,000	1,285,200
DCP Midstream LLC:
4.75% 9/30/21 (e)		11,333,000	12,160,502
5.35% 3/15/20 (e)		8,816,000	9,733,843
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,116,078
5% 10/1/21		7,366,000	7,689,809
6.5% 4/1/20		738,000	822,104
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)		3,800,000	3,412,400
Exterran Holdings, Inc. 7.25% 12/1/18		6,485,000	6,241,813
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,566,150
Hornbeck Offshore Services, Inc. 8% 9/1/17		1,605,000	1,701,300
Noble Holding International Ltd. 3.45% 8/1/15		632,000	660,996
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,063,750
Petroleum Geo-Services ASA 7.375% 12/15/18 (e)		2,245,000	2,357,250
Precision Drilling Corp.:
6.5% 12/15/21 (e)		170,000	181,475
6.625% 11/15/20		1,890,000	2,022,300
SESI LLC 7.125% 12/15/21 (e)		2,980,000	3,292,900
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,285,260
6.375% 12/15/21		9,999,000	11,796,790
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,287,139
5.15% 3/15/13		2,840,000	2,938,060
			96,202,969
Oil, Gas & Consumable Fuels - 3.4%
Afren PLC 11.5% 2/1/16 (e)		520,000	551,200
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	561,564
6.375% 9/15/17		19,790,000	23,757,756
Antero Resources Finance Corp.:
7.25% 8/1/19 (e)		1,080,000	1,134,000
9.375% 12/1/17		2,915,000	3,191,925
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,838,052
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.: - continued
5.7% 5/15/17		$ 16,295,000	$ 19,502,263
Chesapeake Energy Corp.:
6.125% 2/15/21		1,505,000	1,516,288
6.875% 11/15/20		1,195,000	1,254,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (e)		676,000	689,520
6.125% 7/15/22 (e)		1,240,000	1,280,300
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,100,330
5.75% 2/1/19		2,930,000	3,605,386
CONSOL Energy, Inc.:
8% 4/1/17		3,515,000	3,813,775
8.25% 4/1/20		650,000	708,500
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)		800,000	808,000
Denbury Resources, Inc. 6.375% 8/15/21		1,935,000	2,118,825
DTEK Finance BV 9.5% 4/28/15 (e)		600,000	594,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,049,266
Duke Energy Field Services:
5.375% 10/15/15 (e)		1,524,000	1,652,897
6.45% 11/3/36 (e)		1,801,000	2,005,466
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,294,438
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,225,097
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,908,303
Energy Transfer Equity LP 7.5% 10/15/20		2,350,000	2,690,750
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	532,193
5.65% 4/1/13		697,000	731,389
EQT Corp. 4.875% 11/15/21		5,066,000	5,181,160
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		1,650,000	1,732,500
Frontier Oil Corp.:
6.875% 11/15/18		485,000	501,975
8.5% 9/15/16		1,950,000	2,086,500
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)		4,818,000	4,898,779
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)		221,000	255,758
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 850,000	$ 937,125
7% 5/5/20 (e)		1,635,000	1,876,163
9.125% 7/2/18 (e)		1,855,000	2,300,200
11.75% 1/23/15 (e)		1,860,000	2,259,900
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)		3,790,000	3,865,800
7.75% 2/1/21		1,950,000	2,086,500
8.625% 4/15/20		2,685,000	2,980,350
Marathon Petroleum Corp. 5.125% 3/1/21		16,178,000	17,564,972
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22		1,245,000	1,335,263
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)		10,834,000	11,220,904
Motiva Enterprises LLC:
5.75% 1/15/20 (e)		4,187,000	4,907,516
6.85% 1/15/40 (e)		5,937,000	7,857,228
Nakilat, Inc. 6.067% 12/31/33 (e)		1,975,000	2,123,125
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,229,934
5.875% 3/10/35		240,000	258,725
6.2% 7/30/19		603,000	716,086
6.4% 5/15/37		4,379,000	5,014,056
NGPL PipeCo LLC 6.514% 12/15/12 (e)		3,327,000	3,212,837
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (e)		1,355,000	1,415,975
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	296,250
8.125% 3/30/18		2,530,000	1,568,600
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		1,826,000	2,004,035
Pan American Energy LLC 7.875% 5/7/21 (e)		4,370,000	4,457,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)		1,775,000	1,783,875
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	720,788
6.625% 6/15/35		945,000	1,082,025
Petro-Canada:
6.05% 5/15/18		3,850,000	4,661,133
6.8% 5/15/38		8,950,000	12,038,332
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)		1,420,000	1,505,200
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		$ 10,192,000	$ 10,630,898
5.375% 1/27/21		9,410,000	10,116,860
5.75% 1/20/20		28,708,000	31,578,800
6.75% 1/27/41		7,265,000	8,439,968
6.875% 1/20/40		470,000	550,840
7.875% 3/15/19		10,517,000	12,935,910
8.375% 12/10/18		775,000	965,418
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,454,475
7.25% 8/15/18		1,330,000	1,522,850
Petroleos de Venezuela SA:
4.9% 10/28/14		4,265,000	3,753,200
5% 10/28/15		380,000	315,400
5.375% 4/12/27		3,310,000	2,068,750
5.5% 4/12/37		2,530,000	1,530,650
8% 11/17/13		975,000	976,950
8.5% 11/2/17 (e)		7,540,000	6,861,400
12.75% 2/17/22 (e)		3,580,000	3,651,600
Petroleos Mexicanos:
4.875% 1/24/22 (e)		12,332,000	12,886,940
5.5% 1/21/21		12,069,000	13,227,624
6% 3/5/20		1,108,000	1,260,350
6.5% 6/2/41		350,000	395,640
6.5% 6/2/41 (e)		15,185,000	17,121,088
6.625% (e)(f)		3,075,000	3,159,563
8% 5/3/19		420,000	527,730
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		608,125	620,288
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,284,238
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,232,602
4.25% 9/1/12		485,000	492,118
5% 2/1/21		5,217,000	5,865,953
6.125% 1/15/17		6,185,000	7,133,995
PT Adaro Indonesia 7.625% 10/22/19 (e)		500,000	555,000
PT Pertamina Persero:
5.25% 5/23/21 (e)		815,000	865,938
6.5% 5/27/41 (e)		595,000	657,475
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc.:
7.125% 4/1/16		$ 4,415,000	$ 4,238,400
11.75% 1/1/16		2,255,000	2,395,938
Range Resources Corp. 5% 8/15/22 (g)		1,235,000	1,247,350
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)		4,773,000	4,844,595
5.5% 9/30/14 (e)		6,670,000	7,161,913
5.832% 9/30/16 (e)		1,299,465	1,396,925
6.332% 9/30/27 (e)		1,840,000	2,052,005
6.75% 9/30/19 (e)		4,366,000	5,173,710
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)		3,392,000	3,459,840
Samson Investment Co. 9.75% 2/15/20 (e)		2,385,000	2,498,288
Schlumberger Investment SA 3.3% 9/14/21 (e)		7,355,000	7,591,471
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,034,025
Southeast Supply Header LLC 4.85% 8/15/14 (e)		367,000	389,378
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	351,934
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,802,118
4.6% 6/15/21		2,694,000	2,843,563
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	13,609,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (e)		560,000	583,800
6.875% 2/1/21		685,000	732,950
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,755,765
Williams Partners LP 4.125% 11/15/20		2,399,000	2,532,387
WPX Energy, Inc.:
5.25% 1/15/17 (e)		975,000	994,500
6% 1/15/22 (e)		1,535,000	1,588,725
XTO Energy, Inc.:
4.9% 2/1/14		267,000	287,723
5% 1/31/15		1,749,000	1,956,559
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16		$ 1,200,000	$ 1,416,212
YPF SA 10% 11/2/28		445,000	471,700
			501,073,796
TOTAL ENERGY			597,276,765
FINANCIALS - 8.8%
Capital Markets - 1.1%
BlackRock, Inc. 4.25% 5/24/21		5,000,000	5,419,835
Equinox Holdings, Inc. 9.5% 2/1/16 (e)		2,020,000	2,151,300
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	17,127,921
5.625% 1/15/17		3,200,000	3,372,266
5.75% 1/24/22		16,123,000	16,824,754
5.95% 1/18/18		4,975,000	5,377,259
6.75% 10/1/37		9,643,000	9,648,169
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	17,993,520
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,479,050
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,236,594
7.125% 5/15/15		1,717,000	1,850,670
Merrill Lynch & Co., Inc.:
6.11% 1/29/37		4,768,000	4,542,545
6.4% 8/28/17		7,843,000	8,259,267
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,888,368
5.5% 7/28/21		11,429,000	11,320,184
5.625% 9/23/19		12,714,000	12,708,914
6% 4/28/15		1,414,000	1,489,580
6.625% 4/1/18		16,118,000	17,091,930
			153,782,126
Commercial Banks - 1.4%
African Export-Import Bank 8.75% 11/13/14		490,000	536,550
Akbank T.A.S. 5.125% 7/22/15 (e)		1,365,000	1,353,056
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (e)		520,000	570,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Banco Nacional de Desenvolvimento Economico e Social: - continued
6.5% 6/10/19 (e)		$ 325,000	$ 380,250
Bank of America NA 5.3% 3/15/17		6,601,000	6,710,834
BBVA Paraguay SA 9.75% 2/11/16 (e)		1,145,000	1,213,700
CIT Group, Inc.:
4.75% 2/15/15 (e)		2,175,000	2,207,625
5.5% 2/15/19 (e)		2,175,000	2,221,219
7% 5/4/15 (e)		5,689,000	5,703,223
7% 5/1/16		458	458
7% 5/2/16 (e)		3,596,000	3,598,265
7% 5/2/17 (e)		6,459,000	6,463,069
Credit Suisse New York Branch 6% 2/15/18		16,785,000	17,680,698
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		895,000	935,275
Development Bank of Philippines 8.375% (f)(k)		1,655,000	1,779,125
Discover Bank:
7% 4/15/20		2,458,000	2,785,661
8.7% 11/18/19		12,480,000	15,018,607
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	804,750
Fifth Third Bancorp:
4.5% 6/1/18		798,000	826,841
8.25% 3/1/38		4,667,000	5,977,741
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,402,021
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)		6,912,000	6,860,160
HBOS PLC 6.75% 5/21/18 (e)		6,067,000	5,451,758
HSBK (Europe) BV:
7.25% 5/3/17 (e)		1,435,000	1,447,556
9.25% 10/16/13 (e)		1,485,000	1,568,606
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,223,495
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,695,494
JSC Kazkommertsbank BV 8% 11/3/15 (e)		440,000	409,200
Kazkommerts International BV 8.5% 4/16/13 (e)		546,000	548,730
KeyBank NA:
5.45% 3/3/16		3,939,000	4,327,460
5.8% 7/1/14		9,490,000	10,269,983
6.95% 2/1/28		1,977,000	2,223,081
KeyCorp. 5.1% 3/24/21		5,572,000	6,055,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15		$ 4,520,000	$ 4,861,567
5% 1/17/17		13,700,000	14,629,381
5.25% 9/4/12		3,162,000	3,229,667
Regions Bank:
6.45% 6/26/37		10,658,000	9,805,360
7.5% 5/15/18		6,622,000	7,217,980
Regions Financial Corp.:
0.7438% 6/26/12 (k)		338,000	337,720
5.75% 6/15/15		2,005,000	2,048,990
7.75% 11/10/14		6,404,000	6,837,551
RSHB Capital SA:
6% 6/3/21 (e)		555,000	550,838
9% 6/11/14 (e)		510,000	564,213
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (d)		1,335,000	1,064,663
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		555,000	555,000
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(k)		945,000	881,213
Turkiye Is Bankasi A/S 5.1% 2/1/16 (e)		610,000	613,050
UnionBanCal Corp. 5.25% 12/16/13		826,000	855,752
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,525,000	2,714,375
Wachovia Bank NA:
4.8% 11/1/14		372,000	400,291
4.875% 2/1/15		1,756,000	1,899,442
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,764,839
5.75% 6/15/17		2,933,000	3,409,011
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,315,345
3.676% 6/15/16		4,301,000	4,609,451
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		1,060,000	1,053,110
			212,469,165
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.71% 2/11/14 (k)		$ 2,895,000	$ 2,844,338
5.5% 2/15/17		1,580,000	1,587,900
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,379,401
10.25% 7/15/19		11,672,000	14,882,874
Ford Motor Credit Co. LLC:
3.875% 1/15/15		7,000,000	7,176,596
4.25% 2/3/17		2,435,000	2,504,273
5% 5/15/18		6,890,000	7,263,562
5.875% 8/2/21		5,260,000	5,868,293
12% 5/15/15		3,440,000	4,308,600
General Electric Capital Corp.:
2.25% 11/9/15		314,000	322,985
4.625% 1/7/21		5,706,000	6,194,228
5.625% 9/15/17		5,858,000	6,754,456
5.625% 5/1/18		25,000,000	28,865,150
HSBC Finance Corp. 5.9% 6/19/12		578,000	586,239
SLM Corp.:
6% 1/25/17		950,000	985,625
7.25% 1/25/22		1,020,000	1,068,450
			102,592,970
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,060,875
Bank of America Corp.:
5.65% 5/1/18		8,780,000	9,110,549
5.75% 12/1/17		27,955,000	29,268,270
6.5% 8/1/16		9,000,000	9,729,540
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,414,438
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,594,752
3.625% 5/8/14		711,000	752,616
4.5% 10/1/20		650,000	733,102
4.742% 3/11/21		8,800,000	10,137,521
Calpine Construction Finance Co. LP 8% 6/1/16 (e)		2,655,000	2,874,038
Capital One Capital V 10.25% 8/15/39		5,267,000	5,490,848
CDW LLC/CDW Finance Corp. 8.5% 4/1/19		2,855,000	3,058,276
CIT Group, Inc. 6.625% 4/1/18 (e)		1,215,000	1,315,238
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,247,547
4.5% 1/14/22		5,818,000	5,975,115
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15		$ 32,881,000	$ 34,844,883
5.875% 1/30/42		5,043,000	5,360,981
6.125% 5/15/18		8,677,000	9,693,346
6.5% 8/19/13		13,174,000	13,960,237
City of Buenos Aires 12.5% 4/6/15 (e)		3,155,000	3,407,400
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (e)		585,000	576,225
General Motors Financial Co., Inc. 6.75% 6/1/18		1,500,000	1,597,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		3,715,000	3,891,463
8% 1/15/18		5,875,000	6,227,500
8% 1/15/18 (e)		2,005,000	2,125,300
ILFC E-Capital Trust II 6.25% 12/21/65 (e)(k)		1,250,000	837,500
Indo Energy Finance BV 7% 5/7/18 (e)		525,000	542,063
JPMorgan Chase & Co.:
3.15% 7/5/16		13,000,000	13,386,828
4.35% 8/15/21		13,339,000	13,990,904
4.5% 1/24/22		22,046,000	23,417,371
4.95% 3/25/20		17,148,000	18,590,507
5.4% 1/6/42		5,642,000	6,085,958
NSG Holdings II, LLC 7.75% 12/15/25 (e)		9,415,000	9,509,150
Offshore Group Investment Ltd. 11.5% 8/1/15		3,475,000	3,874,625
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (e)		3,000,000	3,187,500
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (e)		620,000	621,550
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	322,526
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,711,190
5.15% 3/15/20		3,761,000	4,225,307
TMK Capital SA 7.75% 1/27/18		600,000	577,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (e)		370,000	399,600
UPCB Finance III Ltd. 6.625% 7/1/20 (e)		3,305,000	3,395,888
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		735,000	751,538
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (e)		$ 605,000	$ 623,937
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(k)		4,411,476	3,879,219
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)		1,673,000	1,631,175
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		1,885,000	1,979,250
			300,988,646
Insurance - 1.5%
Allstate Corp.:
5.2% 1/15/42		20,742,000	22,696,643
6.2% 5/16/14		6,893,000	7,656,986
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,404,537
Aon Corp.:
3.125% 5/27/16		11,274,000	11,636,301
3.5% 9/30/15		4,451,000	4,653,538
5% 9/30/20		3,854,000	4,314,765
6.25% 9/30/40		3,160,000	3,928,506
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,524,453
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	593,474
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)		1,859,000	1,845,058
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	201,807
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)		12,644,000	12,614,337
6.5% 3/15/35 (e)		1,741,000	1,827,611
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,902,670
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)		7,139,000	7,579,862
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,470,496
5% 6/15/15		1,163,000	1,288,043
5.875% 2/6/41		4,458,000	5,448,010
6.75% 6/1/16		7,610,000	9,108,797
Metropolitan Life Global Funding I:
5.125% 4/10/13 (e)		559,000	583,397
5.125% 6/10/14 (e)		6,751,000	7,287,124
Monumental Global Funding III 5.5% 4/22/13 (e)		2,746,000	2,862,263
New York Life Insurance Co. 6.75% 11/15/39 (e)		3,590,000	4,726,393
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)		$ 6,155,000	$ 7,594,279
Pacific Life Insurance Co. 9.25% 6/15/39 (e)		5,674,000	7,523,355
Pacific LifeCorp 6% 2/10/20 (e)		6,323,000	6,913,783
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,165,154
4.5% 11/16/21		8,000,000	8,577,136
4.75% 9/17/15		11,000,000	11,984,478
5.15% 1/15/13		2,966,000	3,075,490
5.8% 11/16/41		8,381,000	9,362,843
6.2% 11/15/40		4,318,000	4,961,183
7.375% 6/15/19		3,230,000	3,997,093
Symetra Financial Corp. 6.125% 4/1/16 (e)		6,375,000	6,524,813
Unum Group:
5.625% 9/15/20		8,386,000	8,906,963
7.125% 9/30/16		587,000	671,532
			225,413,173
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,072,221
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	379,285
BRE Properties, Inc. 5.5% 3/15/17		661,000	723,945
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,242,579
5.875% 11/30/12		670,000	686,282
Developers Diversified Realty Corp.:
4.75% 4/15/18		8,570,000	8,797,199
5.375% 10/15/12		5,101,000	5,150,133
7.5% 4/1/17		5,574,000	6,264,936
7.875% 9/1/20		323,000	385,832
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,142,051
5.875% 8/15/12		1,017,000	1,033,222
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,483,254
6% 9/15/17		890,000	955,939
6.25% 12/15/14		6,140,000	6,633,429
6.25% 1/15/17		494,000	535,326
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13		$ 441,000	$ 465,699
5.9% 4/1/20		2,504,000	2,823,663
6% 7/15/12		3,658,000	3,715,599
6.2% 1/15/17		620,000	701,541
HMB Capital Trust V 4.1463% 12/15/36 (b)(e)(k)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,494,947
6.25% 6/15/17		1,232,000	1,315,966
6.65% 1/15/18		867,000	933,277
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,874,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		3,190,000	3,461,150
7% 1/15/16		3,060,000	3,128,850
Senior Housing Properties Trust 6.75% 4/15/20		940,000	1,007,665
UDR, Inc. 5.5% 4/1/14		5,222,000	5,487,539
Washington (REIT) 5.25% 1/15/14		322,000	337,514
			70,233,443
Real Estate Management & Development - 1.6%
AMB Property LP 5.9% 8/15/13		2,580,000	2,659,018
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,319,297
6.125% 4/15/20		3,429,000	3,848,288
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,328,042
5.75% 4/1/12		2,972,000	2,977,730
CB Richard Ellis Services, Inc. 6.625% 10/15/20		5,165,000	5,487,813
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,789,918
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,066,300
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,197,260
5.25% 3/15/21		5,708,000	6,009,245
Duke Realty LP:
5.4% 8/15/14		5,561,000	5,935,422
5.95% 2/15/17		1,109,000	1,227,535
6.25% 5/15/13		14,494,000	15,244,224
6.5% 1/15/18		3,795,000	4,301,143
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.75% 3/15/20		$ 10,379,000	$ 12,066,023
8.25% 8/15/19		75,000	93,261
ERP Operating LP:
4.625% 12/15/21		22,997,000	24,632,409
4.75% 7/15/20		7,700,000	8,258,897
5.25% 9/15/14		1,310,000	1,416,080
5.375% 8/1/16		2,768,000	3,084,255
5.5% 10/1/12		3,690,000	3,786,368
5.75% 6/15/17		14,407,000	16,386,133
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	424,125
7.625% 6/1/15		430,000	425,700
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	657,623
Host Hotels & Resorts LP:
5.875% 6/15/19		2,150,000	2,322,000
6% 11/1/20		105,000	114,056
6% 10/1/21 (e)		825,000	899,250
Liberty Property LP:
4.75% 10/1/20		18,282,000	18,891,266
5.125% 3/2/15		1,405,000	1,489,900
5.5% 12/15/16		1,891,000	2,071,469
6.625% 10/1/17		4,835,000	5,535,311
Mack-Cali Realty LP 7.75% 8/15/19		700,000	853,381
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,961,232
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)		2,806,000	2,856,250
5.5% 1/15/14 (e)		867,000	887,427
5.7% 4/15/17 (e)		2,115,000	2,169,235
Realogy Corp.:
7.625% 1/15/20 (e)		1,345,000	1,390,327
7.875% 2/15/19 (e)		2,880,000	2,800,800
9% 1/15/20 (e)		870,000	880,875
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,835,711
Regency Centers LP:
4.95% 4/15/14		611,000	640,281
5.25% 8/1/15		2,133,000	2,296,671
5.875% 6/15/17		1,089,000	1,216,925
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,706,823
4.125% 12/1/21		7,287,000	7,871,519
4.2% 2/1/15		3,659,000	3,902,386
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20		$ 13,473,000	$ 15,342,028
6.15% 11/15/15		1,777,000	1,991,903
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		2,875,000	3,025,938
Ventas Realty LP:
4.25% 3/1/22		300,000	298,030
6.75% 4/1/17		250,000	258,711
			241,131,814
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20		112,350	36,851
TOTAL FINANCIALS			1,306,648,188
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,533,340
Celgene Corp. 2.45% 10/15/15		613,000	629,726
			13,163,066
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		260,000	265,850
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc. 4.75% 11/15/21 (e)		22,009,000	23,633,022
Community Health Systems, Inc. 8.875% 7/15/15		1,120,000	1,173,200
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,981,308
6.3% 8/15/14		3,618,000	3,959,937
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,840,500
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,882,029
5.25% 6/15/12		7,157,000	7,243,034
6.25% 6/15/14		2,629,000	2,895,002
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (e)		$ 2,315,000	$ 2,465,475
HCA, Inc.:
6.5% 2/15/20		2,705,000	2,894,080
7.25% 9/15/20		115,000	125,787
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,555,750
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		4,395,000	4,197,225
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,191,113
4.125% 9/15/20		7,486,000	7,771,763
Rural/Metro Corp. 10.125% 7/15/19 (e)		740,000	666,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,767,050
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	162,360
			82,404,635
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	795,500
10.875% 11/15/14		4,115,000	4,156,150
			4,951,650
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19		860,000	944,968
7.25% 1/15/22		860,000	957,868
Mylan, Inc.:
6% 11/15/18 (e)		3,030,000	3,166,350
7.625% 7/15/17 (e)		1,115,000	1,237,650
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)		4,500,000	4,595,625
6.875% 12/1/18 (e)		3,440,000	3,500,200
7% 10/1/20 (e)		255,000	259,463
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	768,762
			15,430,886
TOTAL HEALTH CARE			116,216,087
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)		$ 572,000	$ 603,577
6.375% 6/1/19 (e)		8,071,000	9,275,250
BE Aerospace, Inc. 6.875% 10/1/20		2,090,000	2,327,738
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		3,100,000	3,262,750
			15,469,315
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		343,926	357,683
6.648% 3/15/19		3,249,044	3,411,496
6.75% 9/15/15 (e)		4,585,000	4,636,352
6.9% 7/2/19		857,459	913,194
Continental Airlines, Inc. 9.25% 5/10/17		2,564,970	2,718,868
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,416,525
6.75% 11/23/15		1,515,000	1,461,975
8.021% 8/10/22		1,368,967	1,389,501
8.954% 8/10/14		1,860,940	1,909,883
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		700,470	693,466
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,782,351	1,800,175
8.36% 1/20/19		1,441,215	1,462,833
United Air Lines, Inc. 9.875% 8/1/13 (e)		707,000	738,815
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		787,418	755,921
9.75% 1/15/17		2,003,727	2,276,835
12% 1/15/16 (e)		660,640	713,491
			26,657,013
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (e)		4,910,000	5,351,900
6.875% 8/15/18 (e)		3,715,000	3,993,625
Griffon Corp. 7.125% 4/1/18		2,220,000	2,303,250
			11,648,775
Commercial Services & Supplies - 0.3%
ARAMARK Corp.:
4.0469% 2/1/15 (k)		5,440,000	5,419,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.: - continued
8.5% 2/1/15		$ 2,000,000	$ 2,055,000
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (e)(k)		7,325,000	7,526,438
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,279,462
International Lease Finance Corp.:
5.75% 5/15/16		1,330,000	1,343,300
6.25% 5/15/19		1,640,000	1,662,347
6.75% 9/1/16 (e)		1,620,000	1,753,650
8.625% 9/15/15		2,745,000	3,033,225
8.625% 1/15/22		3,040,000	3,427,600
8.75% 3/15/17		3,700,000	4,144,000
8.875% 9/1/17		1,665,000	1,864,800
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)		2,855,000	2,640,875
			40,150,297
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)		2,535,000	2,737,800
Odebrecht Finance Ltd. 7.5% (e)(f)		2,455,000	2,534,788
			5,272,588
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,928,457
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	686,000
SCF Capital Ltd. 5.375% 10/27/17 (e)		280,000	267,400
			953,400
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		2,515,000	2,719,470
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,202,000	1,214,020
7.75% 5/15/16		1,935,000	1,993,050
Georgian Railway Ltd. 9.875% 7/22/15		775,000	815,688
Hertz Corp.:
6.75% 4/15/19		3,920,000	4,106,200
7.5% 10/15/18		8,330,000	8,975,575
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		$ 1,335,000	$ 1,548,600
Swift Services Holdings, Inc. 10% 11/15/18		3,835,000	4,180,150
			22,833,283
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
9.75% 8/1/18		1,575,000	1,775,813
9.75% 8/1/18 (e)		840,000	947,100
			2,722,913
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		843,840	898,690
TOTAL INDUSTRIALS			150,254,201
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	6,167,700
6.5% 1/15/28		1,240,000	942,400
			7,110,100
Computers & Peripherals - 0.0%
Seagate HDD Cayman:
6.875% 5/1/20		410,000	448,950
7% 11/1/21 (e)		1,870,000	2,071,025
			2,519,975
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 5.625% 12/15/20		935,000	1,005,125
Sanmina-SCI Corp. 7% 5/15/19 (e)		5,640,000	5,766,900
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,113,858
6% 10/1/12		4,835,000	4,982,864
6.55% 10/1/17		1,383,000	1,633,793
			17,502,540
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		4,300,000	4,762,250
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Ceridian Corp.:
11.25% 11/15/15		$ 610,000	$ 582,550
12.25% 11/15/15 pay-in-kind (k)		445,000	427,200
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,182,600
10.25% 8/15/15		1,765,000	1,826,775
			4,019,125
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,906
4.5% 5/15/21		4,102,000	4,185,102
5.5% 5/15/12		1,998,000	2,015,498
			6,592,506
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
6.625% 6/1/21		1,466,000	1,528,305
7.375% 5/1/18		2,435,000	2,629,800
Spansion LLC 7.875% 11/15/17		3,465,000	3,395,700
			7,553,805
TOTAL INFORMATION TECHNOLOGY			50,060,301
MATERIALS - 1.2%
Chemicals - 0.5%
Braskem America Finance Co. 7.125% 7/22/41 (e)		735,000	733,163
Braskem Finance Ltd. 7% 5/7/20 (e)		1,240,000	1,376,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,118,825
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,583,493
4.25% 11/15/20		5,898,000	6,313,202
4.85% 8/15/12		11,805,000	12,013,901
5.25% 11/15/41		5,421,000	5,960,368
7.6% 5/15/14		16,974,000	19,291,138
Huntsman International LLC 8.625% 3/15/20		1,160,000	1,310,800
Ineos Finance PLC 8.375% 2/15/19 (e)		605,000	638,275
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21		502,000	483,175
7% 10/1/18		1,865,000	1,827,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (e)		$ 1,250,000	$ 1,278,125
Lyondell Chemical Co.:
8% 11/1/17		853,000	951,095
11% 5/1/18		1,295,163	1,419,822
LyondellBasell Industries NV 6% 11/15/21 (e)		700,000	766,500
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		2,720,000	2,706,400
			70,772,382
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,492,867
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,600,675
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,290,000	1,348,050
			6,441,592
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (e)		2,700,000	2,889,000
Ball Corp. 5% 3/15/22 (g)		1,940,000	1,983,650
Rock-Tenn Co.:
4.45% 3/1/19 (e)		310,000	316,882
4.9% 3/1/22 (e)		290,000	297,743
Sealed Air Corp.:
8.125% 9/15/19 (e)		5,155,000	5,799,375
8.375% 9/15/21 (e)		1,325,000	1,530,375
			12,817,025
Metals & Mining - 0.6%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		835,000	916,413
7.75% 11/3/20 (e)		700,000	743,750
Anglo American Capital PLC 9.375% 4/8/14 (e)		6,817,000	7,841,500
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,920,417
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	1,981,279
Boart Longyear Management Pty Ltd. 7% 4/1/21 (e)		930,000	986,963
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)		11,456,000	11,738,963
6.375% 11/30/12 (e)		2,002,000	2,069,646
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,510,965
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)		3,100,000	3,193,000
EVRAZ Group SA 8.25% 11/10/15 (e)		1,630,000	1,731,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)		$ 710,000	$ 737,477
6.875% 2/1/18 (e)		1,625,000	1,706,250
7% 11/1/15 (e)		4,075,000	4,309,313
8.25% 11/1/19 (e)		3,295,000	3,632,738
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		5,110,000	5,333,563
McJunkin Red Man Corp. 9.5% 12/15/16		5,475,000	5,858,250
Metinvest BV 10.25% 5/20/15 (e)		935,000	939,675
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21		7,654,000	8,159,271
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	5,024,900
Southern Copper Corp. 6.75% 4/16/40		920,000	1,005,946
Steel Dynamics, Inc.:
6.75% 4/1/15		720,000	732,600
7.625% 3/15/20		1,290,000	1,438,350
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,744,625
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,445,084
Vedanta Resources PLC:
6.75% 6/7/16 (e)		3,290,000	3,100,825
8.25% 6/7/21 (e)		845,000	773,175
Votorantim Cimentos SA 7.25% 4/5/41 (e)		740,000	741,850
			90,318,663
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (e)		1,365,000	429,975
TOTAL MATERIALS			180,779,637
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,635,000	1,831,200
AT&T, Inc.:
2.5% 8/15/15		7,670,000	8,013,907
3.875% 8/15/21		8,800,000	9,473,367
5.35% 9/1/40		4,006,000	4,504,443
5.55% 8/15/41		10,000,000	11,712,750
6.3% 1/15/38		16,665,000	20,558,511
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	982,683
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,033,704
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.45% 6/15/21		$ 10,268,000	$ 10,868,154
7.6% 9/15/39		1,274,000	1,304,486
Embarq Corp. 7.995% 6/1/36		4,717,000	5,033,025
Intelsat Ltd. 11.25% 6/15/16		2,570,000	2,717,775
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,336,181
11.5% 2/4/17 pay-in-kind (e)(k)		1,860,000	1,887,900
11.5% 2/4/17 pay-in-kind (k)		9,398,205	9,680,151
Sprint Capital Corp. 8.75% 3/15/32		885,000	787,650
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,385,761
5.462% 2/16/21		6,967,000	7,006,419
6.421% 6/20/16		1,162,000	1,251,802
Telemar Norte Leste SA 5.5% 10/23/20 (e)		530,000	539,275
U.S. West Communications 7.5% 6/15/23		3,760,000	3,816,400
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,177,181
6.1% 4/15/18		6,000,000	7,314,930
6.25% 4/1/37		2,348,000	2,878,655
6.9% 4/15/38		6,295,000	8,313,253
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)		2,350,000	2,291,250
11.75% 7/15/17 (e)		1,435,000	1,470,875
			157,171,688
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,321,026
3.625% 3/30/15		731,000	771,205
Digicel Group Ltd.:
8.25% 9/1/17 (e)		3,400,000	3,604,000
8.875% 1/15/15 (e)		5,755,000	5,855,713
9.125% 1/15/15 pay-in-kind (e)(k)		3,770,000	3,835,975
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19		11,944,000	13,893,070
6.35% 3/15/40		3,541,000	4,170,554
Intelsat Jackson Holdings SA:
7.25% 4/1/19		2,445,000	2,561,138
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA: - continued
9.5% 6/15/16		$ 2,935,000	$ 3,081,750
MTS International Funding Ltd. 8.625% 6/22/20 (e)		2,205,000	2,513,700
Nextel Communications, Inc.:
5.95% 3/15/14		7,720,000	7,739,300
6.875% 10/31/13		9,105,000	9,139,144
7.375% 8/1/15		4,995,000	4,932,563
NII Capital Corp.:
7.625% 4/1/21		1,755,000	1,794,488
8.875% 12/15/19		965,000	1,037,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (e)		2,970,000	2,821,500
Sprint Nextel Corp.:
6% 12/1/16		3,640,000	3,312,400
9% 11/15/18 (e)		1,050,000	1,161,510
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		1,645,000	1,694,350
VimpelCom Holdings BV:
4.5758% 6/29/14 (e)(k)		1,925,000	1,900,938
7.5043% 3/1/22 (e)		4,275,000	4,189,500
VIP Finance Ireland Ltd. 7.748% 2/2/21 (e)		900,000	898,875
Vodafone Group PLC 5% 12/16/13		2,864,000	3,073,504
			100,303,578
TOTAL TELECOMMUNICATION SERVICES			257,475,266
UTILITIES - 2.1%
Electric Utilities - 1.0%
Alabama Power Co. 3.375% 10/1/20		5,927,000	6,282,069
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,526,481
AmerenUE 6.4% 6/15/17		2,491,000	2,999,605
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,086,864
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)		6,944,000	7,294,325
6.4% 9/15/20 (e)		16,661,000	17,986,849
Edison International 3.75% 9/15/17		6,674,000	7,094,369
EDP Finance BV:
4.9% 10/1/19 (e)		3,324,000	2,621,639
6% 2/2/18 (e)		2,157,000	1,836,388
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		$ 420,000	$ 323,400
Enel Finance International SA 5.7% 1/15/13 (e)		206,000	210,907
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,114,241
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,628,068
6.05% 8/15/21		9,801,000	11,168,720
InterGen NV 9% 6/30/17 (e)		5,270,000	5,533,500
IPALCO Enterprises, Inc. 5% 5/1/18		2,895,000	2,929,451
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,344,719
3.75% 11/15/20		1,450,000	1,473,539
Majapahit Holding BV:
7.75% 1/20/20 (e)		850,000	1,037,000
8% 8/7/19 (e)		485,000	594,125
Mirant Americas Generation LLC:
8.5% 10/1/21		4,095,000	3,726,450
9.125% 5/1/31		2,615,000	2,366,575
National Power Corp. 6.875% 11/2/16 (e)		390,000	450,450
Nevada Power Co.:
6.5% 5/15/18		790,000	965,593
6.5% 8/1/18		388,000	474,899
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,452,795
Otter Tail Corp. 9% 12/15/16		2,410,000	2,578,700
Pacific Gas & Electric Co. 3.25% 9/15/21		1,773,000	1,828,656
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	878,115
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,138,710
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,254,360
6% 12/1/39		7,150,000	8,978,705
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,063,608
			150,243,875
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	708,225
Southern Natural Gas Co. 5.9% 4/1/17 (e)		442,000	500,284
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		$ 3,646,000	$ 3,760,849
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		2,065,000	1,941,100
			6,910,458
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (e)		2,790,000	2,845,800
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (e)		5,275,000	5,749,750
7.25% 10/15/21 (e)		3,430,000	3,910,200
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,777,774
GenOn Energy, Inc.:
9.5% 10/15/18		2,295,000	2,191,725
9.875% 10/15/20		1,185,000	1,110,938
Kinder Morgan Finance Co. LLC 6% 1/15/18 (e)		3,030,000	3,208,013
Listrindo Capital BV 6.95% 2/21/19 (e)		600,000	609,000
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		720,000	894,600
7.39% 12/2/24 (e)		750,000	960,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,042,783
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,830,947
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,160,000
The AES Corp.:
7.375% 7/1/21 (e)		1,615,000	1,841,100
7.75% 10/15/15		2,345,000	2,649,850
8% 10/15/17		4,575,000	5,261,250
			53,043,730
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,741,995
Dominion Resources, Inc.:
2.8793% 9/30/66 (k)		19,226,000	16,365,844
7.5% 6/30/66 (k)		10,345,000	10,939,838
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,605,262
6.5% 9/15/37		7,097,000	9,180,324
National Grid PLC 6.3% 8/1/16		1,589,000	1,844,983
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,216,929
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 9/15/17		$ 843,000	$ 938,402
5.4% 7/15/14		1,680,000	1,831,771
5.45% 9/15/20		854,000	963,702
5.8% 2/1/42		6,336,000	6,760,639
5.95% 6/15/41		11,832,000	13,308,929
6.25% 12/15/40		2,345,000	2,692,822
6.4% 3/15/18		1,654,000	1,953,774
6.8% 1/15/19		6,774,000	8,121,613
Puget Energy, Inc.:
6% 9/1/21		2,464,000	2,632,981
6.5% 12/15/20		2,275,000	2,491,125
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,956,500
			97,547,433
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (e)		485,000	511,675
TOTAL UTILITIES			308,257,171
TOTAL NONCONVERTIBLE BONDS			3,561,439,913
TOTAL CORPORATE BONDS (Cost $3,249,327,509)			3,562,288,913
U.S. Government and Government Agency Obligations - 26.3%

U.S. Government Agency Obligations - 0.4%
Fannie Mae Guaranteed Mtg. pass-thru certificates 0.375% 3/16/15		11,413,000	11,353,972
Freddie Mac 1.75% 9/10/15		40,525,000	42,136,355
Tennessee Valley Authority 5.375% 4/1/56		385,000	500,583
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			53,990,910
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 73,625,837	$ 101,095,564
2.125% 2/15/41		73,129,315	100,893,114
2.5% 1/15/29		21,023,800	28,501,673
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			230,490,351
U.S. Treasury Obligations - 24.3%
U.S. Treasury Bonds:
3.125% 2/15/42		17,083,000	17,168,415
4.375% 5/15/41		459,035,000	576,805,879
U.S. Treasury Notes:
0.125% 12/31/13		60,731,000	60,543,584
0.25% 1/31/14		59,276,000	59,222,770
0.25% 9/15/14		8,048,000	8,020,331
0.25% 12/15/14		805,000	801,541
0.5% 8/15/14		12,503,000	12,542,072
0.625% 7/15/14		160,373,000	161,375,331
0.75% 6/15/14		11,299,000	11,403,165
0.875% 11/30/16		1,503,000	1,506,992
0.875% 2/28/17		293,221,000	293,266,742
1.375% 11/30/15		88,617,000	91,150,915
1.375% 2/28/19		83,926,000	83,808,000
2% 11/15/21		389,903,000	391,730,865
2% 2/15/22		171,534,000	171,828,867
2.375% 2/28/15 (h)		499,922,000	528,472,045
2.625% 7/31/14		316,140,000	333,330,113
2.625% 12/31/14 (h)		486,380,000	516,360,950
3.125% 5/15/21		278,589,000	309,212,060
TOTAL U.S. TREASURY OBLIGATIONS			3,628,550,637
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,684,694,262)			3,913,031,898
U.S. Government Agency - Mortgage Securities - 12.3%
		Principal Amount (c)	Value
Fannie Mae - 8.8%
2.105% 10/1/33 (k)		$ 932,975	$ 971,621
2.303% 6/1/36 (k)		143,797	152,544
2.572% 2/1/36 (k)		811,155	856,988
2.635% 7/1/37 (k)		385,649	410,958
2.82% 12/1/35 (k)		548,010	579,748
3% 3/1/27 (g)		18,000,000	18,680,852
3.5% 3/1/42 (g)		144,700,000	149,563,179
3.5% 3/1/42 (g)		43,800,000	45,272,061
3.5% 3/1/42 (g)		51,500,000	53,230,848
3.5% 3/1/42 (g)		5,700,000	5,891,570
3.5% 3/1/42 (g)		78,500,000	81,138,283
3.5% 3/1/42 (g)		27,000,000	27,907,435
4% 9/1/26 to 11/1/41		113,239,005	120,090,169
4% 9/1/41		196,774	207,817
4% 10/1/41		7,447,543	7,877,144
4.5% 11/1/18 to 11/1/41		188,925,609	203,062,880
4.5% 3/1/42 (g)		12,100,000	12,895,802
5% 5/1/19 to 6/1/40		129,805,722	140,360,029
5% 3/1/42 (g)		39,000,000	42,118,974
5% 3/1/42 (g)		31,100,000	33,587,182
5% 3/1/42 (g)		16,000,000	17,279,579
5.5% 3/1/18 to 3/1/39		139,109,518	151,779,963
6% 1/1/21 to 4/1/40		178,789,214	196,581,771
6.5% 11/1/35		365,282	410,275
TOTAL FANNIE MAE			1,310,907,672
Freddie Mac - 1.7%
3.149% 10/1/35 (k)		210,022	223,772
4% 12/1/40 to 10/1/41		23,476,218	24,971,365
4% 9/1/41		1,875,687	1,980,000
4% 3/1/42 (g)		28,000,000	29,372,328
4.5% 7/1/25 to 10/1/41		105,412,593	112,904,053
4.5% 3/1/42 (g)		5,800,000	6,161,069
5% 7/1/35 to 8/1/40		34,940,140	37,863,392
5.5% 11/1/17 to 1/1/40		29,502,120	32,046,424
6% 7/1/37 to 8/1/37		5,192,476	5,730,885
TOTAL FREDDIE MAC			251,253,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Ginnie Mae - 1.8%
3.5% 10/15/40 to 2/15/42		$ 34,245,756	$ 35,951,866
4% 1/15/25 to 1/20/42		86,674,972	93,541,220
4% 3/1/42 (g)		21,700,000	23,370,477
4.5% 11/20/33 to 7/20/41		54,865,097	59,955,961
4.5% 3/1/42 (g)		1,000,000	1,090,144
5% 3/15/39 to 9/15/41		32,585,925	36,106,284
5% 3/1/42 (g)		2,100,000	2,319,460
5% 3/1/42 (g)		16,000,000	17,672,078
6% 9/20/38		4,886,518	5,469,537
TOTAL GINNIE MAE			275,477,027
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,817,051,198)			1,837,637,987
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (k)		1,206,470	651,744
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (k)		454,461	318,536
Series 2005-HE2 Class M2, 0.694% 4/25/35 (k)		107,012	103,895
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (e)(k)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7485% 6/15/32 (e)(k)		4,233,602	2,180,305
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (e)		1,420,427	1,426,271
Class A4, 3% 10/15/15 (e)		4,280,000	4,358,211
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,130,525
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,772,392
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (e)		8,910,000	9,087,109
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,032,918
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,602,352
Series 2012-1 Class A2, 0.7% 2/15/17		18,800,000	18,811,468
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,578,985
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (k)		$ 83,046	$ 65,323
Series 2004-R2 Class M3, 0.794% 4/25/34 (k)		133,684	41,863
Series 2005-R2 Class M1, 0.694% 4/25/35 (k)		2,064,696	1,792,641
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		171,000	171,782
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6055% 3/23/19 (e)(k)		177,068	150,950
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (k)		47,932	34,538
Series 2004-W11 Class M2, 0.944% 11/25/34 (k)		561,149	399,128
Series 2004-W7 Class M1, 0.794% 5/25/34 (k)		1,542,998	1,104,624
Series 2006-W4 Class A2C, 0.404% 5/25/36 (k)		1,323,779	323,672
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (k)		2,531,796	1,716,165
Series 2006-HE2 Class M1, 0.614% 3/25/36 (k)		120,082	941
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (b)(e)(k)		7,217,000	1
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)		221,634	221,848
Class A4, 3.52% 6/15/16 (e)		8,300,000	8,421,563
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		12,743,568	12,757,046
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,137,458
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (k)		1,400,411	1,234,602
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12		582,000	585,249
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,986,350
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (e)(k)		276,986	206,354
Class B, 0.9955% 7/20/39 (e)(k)		263,810	108,162
Class C, 1.3455% 7/20/39 (e)(k)		339,379	7,636
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (e)		848,404	844,162
Class B, 5.267% 6/25/35 (e)		1,000,000	950,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.8315% 1/20/37 (e)(k)		177,123	143,636
Capmark VII Ltd. Series 2006-7A Class H, 1.7985% 8/15/36 (e)(k)		528,495	0
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		$ 8,210,000	$ 8,274,749
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (k)		1,802,588	570,187
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.8325% 4/7/52 (e)(k)		1,111,372	757,466
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,148,852
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,529,457
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,117,485
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (k)		11,782	11,650
Series 2007-4 Class A1A, 0.3963% 9/25/37 (k)		273,057	266,159
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5436% 3/25/32 (MGIC Investment Corp. Insured) (k)		11,800	2,019
Series 2004-3 Class M4, 1.214% 4/25/34 (k)		159,665	70,348
Series 2004-4 Class M2, 1.039% 6/25/34 (k)		587,945	265,886
Series 2005-3 Class MV1, 0.664% 8/25/35 (k)		219,335	216,302
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		500,000	410,000
Class B2, 1.9238% 12/28/35 (e)(k)		500,000	350,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 2.0738% 6/28/38 (e)(k)		100,000	88,750
Class D, 9% 6/28/38 (e)		200,000	140,000
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	495,526
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (k)		38,916	24,977
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (k)		290,872	169,523
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.069% 3/25/34 (k)		22,872	2,455
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (e)		14,200,000	14,213,190
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		1,493,398	1,500,039
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ford Credit Auto Owner Trust: - continued
Series 2009-D:
Class A4, 2.98% 8/15/14		$ 4,800,000	$ 4,900,017
Series 2010-B Class A3, 0.98% 10/15/14		7,953,833	7,978,427
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,813,801
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (k)		948,695	299,348
Class M4, 0.924% 1/25/35 (k)		363,547	82,407
Series 2006-D Class M1, 0.474% 11/25/36 (k)		68,785	276
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (e)(k)		2,892,000	1,012,200
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)		1,281,987	1,179,428
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (e)(k)		213,676	199,776
Series 2006-2A:
Class A, 0.4285% 11/15/34 (e)(k)		1,913,934	1,583,781
Class B, 0.5285% 11/15/34 (e)(k)		691,371	445,934
Class C, 0.6285% 11/15/34 (e)(k)		1,149,030	568,770
Class D, 0.9985% 11/15/34 (e)(k)		436,323	95,991
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (k)		543,917	415,288
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (e)(k)		215,708	63,042
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (e)(k)		30,129	30,117
Class C, 0.794% 9/25/46 (e)(k)		1,526,694	778,614
Class E, 1.894% 9/25/46 (e)(k)		250,000	4,725
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (k)		393,438	267,740
Series 2003-3 Class M1, 1.534% 8/25/33 (k)		697,666	503,317
Series 2003-5 Class A2, 0.944% 12/25/33 (k)		32,929	23,987
Series 2005-5 Class 2A2, 0.494% 11/25/35 (k)		6,922	6,912
Series 2006-1 Class 2A3, 0.469% 4/25/36 (k)		395,873	392,574
Series 2006-3N Class B, 6.5% 8/27/36 (e)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (k)		1,522,035	443,376
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		1,533,679	1,538,965
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,927,655
Asset-Backed Securities - continued
		Principal Amount (c)	Value
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (k)		$ 204,000	$ 3,897
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (k)		1,520,141	1,257,256
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (k)		593,668	521,329
Series 2006-A Class 2C, 1.7238% 3/27/42 (k)		3,243,000	869,380
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.324% 6/25/34 (k)		84,170	49,982
Series 2006-10 Class 2A3, 0.404% 11/25/36 (k)		5,521,861	1,679,225
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.674% 5/25/46 (e)(k)		250,000	112,500
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)		16,295	16,530
Class C, 5.691% 10/20/28 (e)		7,242	7,313
Class D, 6.01% 10/20/28 (e)		86,229	86,707
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (k)		784,792	13,571
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (k)		168,695	104,530
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (k)		573,205	384,377
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (k)		1,672,878	1,242,566
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (k)		2,960,520	2,213,503
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (k)		57,368	44,034
Series 2004-NC8 Class M6, 1.494% 9/25/34 (k)		28,547	16,261
Series 2005-NC1 Class M1, 0.684% 1/25/35 (k)		399,800	252,476
Series 2005-NC2 Class B1, 1.414% 3/25/35 (k)		416,362	52,726
Series 2007-HE2 Class M1, 0.494% 1/25/37 (k)		131,178	381
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1656% 8/28/38 (e)(k)		220,000	191,400
Class C1B, 7.696% 8/28/38 (e)		64,212	52,936
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)		7,651,000	516,443
Series 2006-4 Class D, 1.344% 5/25/32 (k)		2,481,000	5,288
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)		33,769,000	540,304
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)		24,102,186	534,642
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (k)		1,426,957	606,810
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,013,329
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,084,617
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (b)(e)(k)		$ 566,000	$ 0
Series 2006-1A Class A, 1.6455% 3/20/11 (b)(e)(k)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (k)		19,223	19,101
Series 2007-6 Class 2A1, 0.304% 7/25/37 (k)		99,166	97,613
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (k)		532,896	224,703
Class M4, 1.694% 9/25/34 (k)		683,353	149,324
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (k)		1,475,804	657,425
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class B, 4.846% 7/24/39 (e)		147,188	144,244
Class C, 5.08% 7/24/39 (e)		185,000	178,988
Class D, 5.194% 7/24/39 (e)		320,000	300,800
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (e)		280,000	266,000
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.194% 9/25/46 (e)(k)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (k)		5,108	4,136
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (k)		1,335,965	814,955
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (e)(k)		542,580	519,599
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (k)		1,272,000	577,106
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (k)		65,143	20,857
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)		575,472	594,242
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (k)		28,819	21,391
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		244,008	244,008
Class IV, 6.84% 5/22/37 (e)		235,000	210,913
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		111,000	92,130
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (e)(k)		2,632,814	78,984
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(k)		$ 400,000	$ 168,000
Series 2006-1A:
Class A1A, 0.8338% 9/25/26 (e)(k)		1,374,838	1,209,857
Class A1B, 0.9038% 9/25/26 (e)(k)		1,033,000	785,080
Class A2A, 0.7938% 9/25/26 (e)(k)		902,937	812,643
Class A2B, 0.8838% 9/25/26 (e)(k)		250,000	207,500
Class B, 0.9338% 9/25/26 (e)(k)		250,000	187,500
Class F, 1.7238% 9/25/26 (e)(k)		250,000	167,500
Class G, 1.9238% 9/25/26 (e)(k)		320,000	208,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (e)(k)		1,789,540	948,456
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.8131% 11/21/40 (e)(k)		500,000	385,000
Class D, 1.3431% 11/21/40 (e)(k)		305,000	91,500
TOTAL ASSET-BACKED SECURITIES (Cost $295,817,785)			298,586,531
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (e)		172,852	22,471
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (e)(k)(m)		9,375,877	448,123
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (k)		1,912,591	1,451,121
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	467,500
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (e)(k)		20,551	20,541
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		54,117	26,610
Series 2003-35 Class B, 4.6374% 9/25/18 (k)		86,087	12,052
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 5.389% 6/25/33 (k)		232,626	62,809
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2004-3 Class DB4, 5.8243% 4/25/34 (k)		$ 38,184	$ 48
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.974% 11/25/35 (k)		31,256,081	16,655,387
Class 2A3, 1.6967% 11/25/35 (k)		7,463,139	4,232,290
Series 2005-56 Class 5A1, 0.564% 11/25/35 (k)		9,191,811	4,816,838
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)		1,423,564	1,310,526
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6185% 4/25/20 (e)(k)		1,000,000	1,036,014
Series 2010-K6 Class B, 5.5326% 12/25/46 (e)(k)		910,000	938,251
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		8,166	4
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (e)		67,876	13,575
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (k)		205,017	124,643
Series 2006-1A Class C2, 1.4455% 12/20/54 (e)(k)		6,523,000	3,979,030
Series 2006-2 Class C1, 1.1855% 12/20/54 (k)		21,543,000	13,141,230
Series 2006-3 Class C2, 0.7455% 12/20/54 (k)		1,124,000	685,640
Series 2006-4:
Class B1, 0.4255% 12/20/54 (k)		4,521,000	3,806,682
Class C1, 1.0055% 12/20/54 (k)		2,767,000	1,687,870
Class M1, 0.5855% 12/20/54 (k)		1,190,000	907,375
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (k)		2,234,000	1,362,740
Class 1M1, 0.5455% 12/20/54 (k)		1,493,000	1,138,413
Class 2C1, 1.2055% 12/20/54 (k)		1,015,000	619,150
Class 2M1, 0.7455% 12/20/54 (k)		1,917,000	1,461,713
Series 2007-2 Class 2C1, 0.676% 12/17/54 (k)		2,654,000	1,618,940
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (k)		430,241	308,827
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7361% 3/25/37 (k)		5,447,521	5,455,344
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)		3,229,003	3,400,234
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (k)		2,346,797	1,770,199
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	970,614
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.484% 4/25/36 (k)		$ 16,721,726	$ 8,708,894
Series 2006-5 Class A1A, 0.434% 7/25/36 (k)		12,554,996	5,910,534
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (k)		2,694,571	1,583,833
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (k)		6,612,782	4,444,414
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		930,000	960,258
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		101,000	101,175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (k)		1,998,079	1,554,231
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (e)(k)		1,306,361	1,061,149
Class B6, 3.1048% 7/10/35 (e)(k)		291,271	231,808
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (e)(k)		279,432	259,636
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)		268,000	91,311
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (k)		35,733	25,749
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.434% 7/25/46 (k)		25,594,134	13,366,311
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (k)		486,310	450,271
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (k)		3,273,627	2,496,760
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (e)		132,742	46,460
Series 2005-AR2 Class 1A2, 2.67% 3/25/35 (k)		3,182,884	1,020,217
TOTAL PRIVATE SPONSOR			116,265,815
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		225,450	242,591
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,382,161)			116,508,406
Commercial Mortgage Securities - 5.0%
		Principal Amount (c)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (n)		$ 566,664	$ 547,207
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (e)		180,000	196,048
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9457% 2/14/29 (e)(k)		800,000	798,715
Series 1997-D4:
Class B1, 7.525% 4/14/29		113,757	113,909
Class B2, 7.525% 4/14/29		1,498,104	1,511,572
Class B5, 7.525% 4/14/29		129,000	110,100
Series 1997-D5:
Class A2, 7.0826% 2/14/43 (k)		1,399,000	1,414,709
Class A3, 7.1326% 2/14/43 (k)		1,510,000	1,537,219
Class A5, 7.2026% 2/14/43 (k)		256,000	261,474
Class A6, 7.4526% 2/14/43 (k)		2,470,000	2,517,498
Class A7, 7.6926% 2/14/43 (k)		820,000	827,814
Class PS1, 1.4363% 2/14/43 (k)(m)		5,090,541	56,103
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (k)		1,860,938	1,985,606
Series 2006-5:
Class A2, 5.317% 9/10/47		6,242,645	6,336,753
Class A3, 5.39% 9/10/47		2,653,000	2,802,993
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,057,628
Series 2007-4 Class A3, 5.9813% 2/10/51 (k)		1,897,000	2,015,151
Series 2006-6 Class E, 5.619% 10/10/45 (e)		1,098,000	222,455
Series 2007-3:
Class A3, 5.8426% 6/10/49 (k)		3,176,000	3,328,940
Class A4, 5.8426% 6/10/49 (k)		3,965,000	4,382,102
Series 2008-1 Class D, 6.4378% 2/10/51 (e)(k)		125,000	72,304
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,695,090
Series 2002-2 Class F, 5.487% 7/11/43		415,000	421,165
Series 2004-2:
Class A3, 4.05% 11/10/38		261,164	265,027
Class A4, 4.153% 11/10/38		2,412,000	2,505,460
Series 2005-1 Class A3, 4.877% 11/10/42		868,339	867,997
Series 2007-1 Class A2, 5.381% 1/15/49		1,776,041	1,774,458
Series 2001-3 Class H, 6.562% 4/11/37 (e)		1,472,000	1,475,932
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)		177,085	177,141
Class K, 6.15% 5/11/35 (e)		885,000	862,097
Series 2003-1 Class G, 5.608% 9/11/36 (e)		310,000	313,863
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-1 Class F, 5.279% 11/10/39 (e)		$ 185,000	$ 148,361
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(k)		300,000	2,400
Class L, 4.637% 7/10/42 (e)(k)		280,000	560
Series 2004-5 Class G, 5.7521% 11/10/41 (e)(k)		195,000	137,310
Series 2005-1 Class CJ, 5.3555% 11/10/42 (k)		550,000	559,441
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,268,713
Series 2005-6 Class AJ, 5.3664% 9/10/47 (k)		300,000	307,872
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.999% 11/15/15 (e)(k)		854,014	795,344
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.5085% 3/15/22 (e)(k)		297,513	288,587
Class C, 0.5585% 3/15/22 (e)(k)		1,357,000	1,316,290
Class D, 0.6085% 3/15/22 (e)(k)		826,000	801,220
Class E, 0.6485% 3/15/22 (e)(k)		684,000	663,480
Class F, 0.7185% 3/15/22 (e)(k)		615,784	591,153
Class G, 0.7785% 3/15/22 (e)(k)		399,119	375,172
Class J, 1.2985% 3/15/22 (e)(k)		438,000	398,580
Class K, 2.2485% 3/15/22 (e)(k)		427,499	235,124
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (e)(k)		1,367,238	1,312,549
Class E, 0.4885% 10/15/19 (e)(k)		1,385,000	1,315,750
Class F, 0.5585% 10/15/19 (e)(k)		3,150,730	2,961,686
Class G, 0.5785% 10/15/19 (e)(k)		1,245,579	1,108,565
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (e)(k)		65,715	46,539
Series 2004-1:
Class A, 0.604% 4/25/34 (e)(k)		1,135,647	914,196
Class B, 2.144% 4/25/34 (e)(k)		127,322	73,623
Class M1, 0.804% 4/25/34 (e)(k)		102,225	71,158
Class M2, 1.444% 4/25/34 (e)(k)		94,442	65,457
Series 2005-2A:
Class A1, 0.554% 8/25/35 (e)(k)		1,622,513	1,059,196
Class M1, 0.674% 8/25/35 (e)(k)		80,803	41,582
Class M2, 0.724% 8/25/35 (e)(k)		133,271	60,689
Class M3, 0.744% 8/25/35 (e)(k)		73,735	29,348
Series 2005-3A:
Class A2, 0.644% 11/25/35 (e)(k)		590,756	390,268
Class M1, 0.684% 11/25/35 (e)(k)		70,506	40,432
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M2, 0.734% 11/25/35 (e)(k)		$ 89,515	$ 49,322
Class M3, 0.754% 11/25/35 (e)(k)		80,115	42,286
Class M4, 0.844% 11/25/35 (e)(k)		99,815	48,206
Series 2005-4A:
Class A2, 0.634% 1/25/36 (e)(k)		1,339,119	830,137
Class B1, 1.644% 1/25/36 (e)(k)		115,723	15,350
Class M1, 0.694% 1/25/36 (e)(k)		431,974	186,423
Class M2, 0.714% 1/25/36 (e)(k)		129,592	50,302
Class M3, 0.744% 1/25/36 (e)(k)		189,259	66,206
Class M4, 0.854% 1/25/36 (e)(k)		104,671	32,523
Class M5, 0.894% 1/25/36 (e)(k)		104,671	28,325
Class M6, 0.944% 1/25/36 (e)(k)		111,172	21,491
Series 2006-1:
Class A2, 0.604% 4/25/36 (e)(k)		209,394	144,837
Class M1, 0.624% 4/25/36 (e)(k)		74,891	42,348
Class M2, 0.644% 4/25/36 (e)(k)		79,128	41,685
Class M3, 0.664% 4/25/36 (e)(k)		68,083	33,509
Class M4, 0.764% 4/25/36 (e)(k)		38,580	17,350
Class M5, 0.804% 4/25/36 (e)(k)		37,446	14,986
Class M6, 0.884% 4/25/36 (e)(k)		74,664	28,394
Series 2006-2A:
Class A1, 0.474% 7/25/36 (e)(k)		3,732,269	2,363,036
Class A2, 0.524% 7/25/36 (e)(k)		184,648	110,789
Class B1, 1.114% 7/25/36 (e)(k)		69,135	8,158
Class B3, 2.944% 7/25/36 (e)(k)		104,452	4,257
Class M1, 0.554% 7/25/36 (e)(k)		193,735	77,623
Class M2, 0.574% 7/25/36 (e)(k)		136,689	49,292
Class M3, 0.594% 7/25/36 (e)(k)		113,381	36,863
Class M4, 0.664% 7/25/36 (e)(k)		76,562	22,047
Class M5, 0.714% 7/25/36 (e)(k)		94,102	23,322
Class M6, 0.784% 7/25/36 (e)(k)		140,402	22,559
Series 2006-3A:
Class B1, 1.044% 10/25/36 (e)(k)		134,709	2,690
Class M4, 0.674% 10/25/36 (e)(k)		150,266	14,769
Class M5, 0.724% 10/25/36 (e)(k)		179,890	13,095
Class M6, 0.804% 10/25/36 (e)(k)		352,527	16,321
Series 2006-4A:
Class A1, 0.474% 12/25/36 (e)(k)		778,249	514,861
Class A2, 0.514% 12/25/36 (e)(k)		3,959,931	2,019,565
Class B1, 0.944% 12/25/36 (e)(k)		121,078	11,311
Class B2, 1.494% 12/25/36 (e)(k)		123,415	7,370
Class B3, 2.694% 12/25/36 (e)(k)		75,445	1,557
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.534% 12/25/36 (e)(k)		$ 253,315	$ 96,533
Class M2, 0.554% 12/25/36 (e)(k)		168,877	56,800
Class M3, 0.584% 12/25/36 (e)(k)		171,238	49,945
Class M4, 0.644% 12/25/36 (e)(k)		204,896	47,492
Class M5, 0.684% 12/25/36 (e)(k)		188,362	31,083
Class M6, 0.764% 12/25/36 (e)(k)		168,877	20,617
Series 2007-1:
Class A2, 0.514% 3/25/37 (e)(k)		861,239	413,395
Class B1, 0.914% 3/25/37 (e)(k)		274,013	19,764
Class B2, 1.394% 3/25/37 (e)(k)		175,766	7,564
Class M1, 0.514% 3/25/37 (e)(k)		241,100	78,699
Class M2, 0.534% 3/25/37 (e)(k)		180,074	46,693
Class M3, 0.564% 3/25/37 (e)(k)		159,701	31,966
Class M4, 0.614% 3/25/37 (e)(k)		128,348	18,998
Class M5, 0.664% 3/25/37 (e)(k)		200,354	25,244
Class M6, 0.744% 3/25/37 (e)(k)		280,509	28,936
Series 2007-2A:
Class A1, 0.514% 7/25/37 (e)(k)		802,823	413,956
Class A2, 0.564% 7/25/37 (e)(k)		750,129	262,545
Class B1, 1.844% 7/25/37 (e)(k)		231,019	8,791
Class B2, 2.494% 7/25/37 (e)(k)		74,211	3,926
Class M1, 0.614% 7/25/37 (e)(k)		263,403	39,906
Class M2, 0.654% 7/25/37 (e)(k)		143,934	15,873
Class M3, 0.734% 7/25/37 (e)(k)		145,942	12,791
Class M4, 0.894% 7/25/37 (e)(k)		288,138	22,496
Class M5, 0.994% 7/25/37 (e)(k)		253,999	16,606
Class M6, 1.244% 7/25/37 (e)(k)		322,055	16,789
Series 2007-3:
Class A2, 0.534% 7/25/37 (e)(k)		802,070	343,136
Class B1, 1.194% 7/25/37 (e)(k)		194,948	16,261
Class B2, 1.844% 7/25/37 (e)(k)		487,850	25,988
Class B3, 4.244% 7/25/37 (e)(k)		60,124	1,359
Class M1, 0.554% 7/25/37 (e)(k)		174,202	57,498
Class M2, 0.584% 7/25/37 (e)(k)		186,713	50,676
Class M3, 0.614% 7/25/37 (e)(k)		294,214	64,743
Class M4, 0.744% 7/25/37 (e)(k)		461,959	81,507
Class M5, 0.844% 7/25/37 (e)(k)		239,618	31,933
Class M6, 1.044% 7/25/37 (e)(k)		182,715	19,943
Series 2007-4A:
Class B1, 2.794% 9/25/37 (e)(k)		196,665	7,075
Class M1, 1.194% 9/25/37 (e)(k)		297,810	26,096
Class M2, 1.294% 9/25/37 (e)(k)		297,810	18,083
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M4, 1.844% 9/25/37 (e)(k)		$ 761,697	$ 32,898
Class M5, 1.994% 9/25/37 (e)(k)		761,697	24,284
Class M6, 2.194% 9/25/37 (e)(k)		763,176	15,653
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(m)		3,557,205	129,838
Series 2007-5A, Class IO, 4.1484% 10/25/37 (e)(k)(m)		8,807,364	833,171
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6187% 3/11/39 (k)		450,000	420,982
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (e)(k)		416,945	400,453
Class J, 1.0985% 3/15/19 (e)(k)		407,118	350,222
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (e)(k)		655,330	562,281
Class E, 0.5485% 3/15/22 (e)(k)		3,607,157	3,058,912
Class F, 0.5985% 3/15/22 (e)(k)		2,235,922	1,851,370
Class G, 0.6485% 3/15/22 (e)(k)		537,549	439,722
Class H, 0.7985% 3/15/22 (e)(k)		655,330	522,961
Class J, 0.9485% 3/15/22 (e)(k)		655,330	509,855
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		100,492	100,634
Series 2004-PWR3 Class A3, 4.487% 2/11/41		560,457	571,386
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	617,755
Series 2006-T22 Class AJ, 5.7044% 4/12/38 (k)		400,000	370,403
Series 2007-PW16 Class A4, 5.9038% 6/11/40 (k)		1,112,000	1,275,869
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		70,000	70,904
Class I, 5.64% 2/14/31 (e)		198,779	137,810
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,019,028
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,013,209
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (e)(k)(m)		20,026,973	238,257
Series 2006-T22:
Class A4, 5.7044% 4/12/38 (k)		237,000	269,273
Class B, 5.7044% 4/12/38 (e)(k)		200,000	161,571
Series 2006-T24 Class X2, 0.6237% 10/12/41 (e)(k)(m)		3,435,357	25,611
Series 2007-BBA8:
Class K, 1.4485% 3/15/22 (e)(k)		120,000	77,761
Class L, 2.1485% 3/15/22 (e)(k)		253,498	81,883
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (e)(k)(m)		$ 133,870,169	$ 1,498,677
Series 2007-T28 Class X2, 0.3272% 9/11/42 (e)(k)(m)		72,025,455	471,407
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (e)		326,945	326,127
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (e)(k)		730,759	602,581
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)		2,235,000	2,330,750
Class XCL, 1.5913% 5/15/35 (e)(k)(m)		7,816,648	182,917
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7454% 12/15/47 (e)(k)		750,000	764,264
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (e)		800,000	681,686
Series 1998-2 Class J, 6.39% 11/18/30 (e)		489,102	330,222
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		174,355	179,735
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (e)(k)		255,108	243,141
Class H, 0.6235% 8/15/21 (e)(k)		433,548	405,160
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)		2,818,559	2,686,532
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)		6,336,472	6,336,631
Series 2007-FL3A Class A2, 0.3885% 4/15/22 (e)(k)		1,587,295	1,498,097
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (k)		1,792,607	1,844,983
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,048,772
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,979,453
Class C, 5.476% 12/11/49		3,581,000	1,025,982
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(k)	CAD	138,000	104,819
Class G, 5.01% 5/15/44 (e)(k)	CAD	30,000	21,675
Class H, 5.01% 5/15/44 (e)(k)	CAD	20,000	11,660
Class J, 5.01% 5/15/44 (e)(k)	CAD	20,000	10,936
Class K, 5.01% 5/15/44 (e)(k)	CAD	10,000	4,631
Class L, 5.01% 5/15/44 (e)(k)	CAD	36,000	15,387
Class M, 5.01% 5/15/44 (e)(k)	CAD	165,000	65,206
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (k)		$ 1,902,000	$ 2,041,032
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	342,360
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (e)(k)		77,877	75,032
Class H, 0.8685% 4/15/17 (e)(k)		171,562	148,139
Class J, 1.0985% 4/15/17 (e)(k)		131,565	92,096
Series 2005-FL11:
Class B, 0.4985% 11/15/17 (e)(k)		175,588	163,296
Class C, 0.5485% 11/15/17 (e)(k)		1,451,600	1,335,472
Class D, 0.5885% 11/15/17 (e)(k)		75,490	68,696
Class E, 0.6385% 11/15/17 (e)(k)		268,371	241,534
Class F, 0.6985% 11/15/17 (e)(k)		185,934	165,481
Class G, 0.7485% 11/15/17 (e)(k)		128,880	113,414
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (e)(k)		4,060,000	3,639,660
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	537,633
Series 2004-RS1 Class A, 5.648% 3/3/41 (e)		937,412	936,943
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,638,036
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (e)		3,306,000	3,215,002
Class AJFX, 5.478% 2/5/19 (e)		5,750,000	5,714,931
Series 2001-J2A Class F, 7.2268% 7/16/34 (e)(k)		199,000	205,569
Series 2006-C8 Class XP, 0.6566% 12/10/46 (k)(m)		16,823,805	148,016
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (e)		37,184	38,234
Class G, 6.21% 7/15/31 (e)		554,000	566,335
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(k)		161,250	167,778
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		550,000	474,164
Series 1999-C2 Class G, 6% 11/17/32		302,000	222,305
Commercial Mortgage pass-thru certificates:
sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (k)		13,804	13,851
Series 2005 C6 Class B, 5.4022% 6/10/44 (k)		905,000	660,779
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		390,000	389,458
Series 2011-STRT Class C, 4.755% 12/10/24 (e)		420,000	420,762
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (e)		$ 440,000	$ 444,151
Class F, 4.867% 6/9/28 (e)		645,000	598,639
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)		5,198,366	5,266,542
Class A3, 5.542% 1/15/49 (k)		3,804,000	4,141,666
Series 2007-C3 Class A4, 5.9018% 6/15/39 (k)		28,438,000	31,002,397
Series 2006-C4 Class AAB, 5.439% 9/15/39		6,584,127	6,711,997
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (k)(m)		11,245,165	135,144
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,886,026
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (e)(k)		6,783,000	5,036,452
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8485% 9/15/21 (e)(k)		258,327	167,913
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37		98,168	98,627
Class A4, 4.75% 1/15/37		884,000	931,367
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		929,000	972,532
Series 1998-C1:
Class F, 6% 5/17/40 (e)		2,259,000	2,322,885
Class H, 6% 5/17/40 (e)		90,318	7,896
Series 1998-C2:
Class F, 6.75% 11/15/30 (e)		1,156,000	1,262,833
Class G, 6.75% 11/15/30 (e)		180,000	194,633
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (k)(m)		741,003	1,890
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (e)(k)(m)		2,986,271	4,930
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	120,540
Series 2006-C1 Class A3, 5.5944% 2/15/39 (k)		7,052,699	7,536,246
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (e)(k)		721,000	647,170
Class C:
0.4185% 2/15/22 (e)(k)		1,864,711	1,654,745
0.5185% 2/15/22 (e)(k)		665,993	584,209
Class F, 0.5685% 2/15/22 (e)(k)		1,331,815	1,154,684
Class L, 2.1485% 2/15/22 (e)(k)		100,000	9,000
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		$ 4,969,701	$ 4,966,441
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (k)(m)		29,709,955	219,675
Class B, 5.487% 2/15/40 (e)(k)		2,907,000	436,050
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.894% 3/25/17 (e)(k)		160,000	112,000
CRESIX Finance Ltd. Series 2006-AA Class F, 4.444% 3/25/17 (e)(k)		260,000	169,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7284% 11/10/46 (e)(k)		500,000	494,703
Class E, 5.7284% 11/10/46 (e)(k)		260,000	240,502
Class F, 5.7284% 11/10/46 (e)(k)		710,000	506,450
Class XB, 0.3189% 11/10/46 (e)(k)(m)		20,920,000	320,264
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	332,074
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4518% 6/10/31 (e)(k)		891,000	937,323
Series 2000-CKP1 Class B3, 8.0578% 11/10/33 (k)		230,000	229,960
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (e)		1,990,000	2,022,234
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (e)		320,000	328,284
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.8845% 1/25/43 (k)(m)		820,000	135,770
Series KAIV Class X2, 3.6146% 6/25/46 (k)(m)		420,000	87,260
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class K, 6% 12/12/33 (e)		27,257	27,166
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (e)		1,692,000	1,707,426
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(k)		443,000	477,382
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		200,000	230,575
Freddie Mac Multi-Class pass-thru certificates:
Series K011 Class X3, 2.6618% 12/25/43 (k)(m)		1,640,000	248,485
Series K012 Class X3, 2.3657% 1/25/41 (k)(m)		1,800,000	243,248
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3301% 9/25/45 (e)(k)		1,290,000	1,308,594
Series 2011-K10 Class B, 4.7561% 11/25/49 (e)(k)		240,000	233,392
Series 2011-K11 Class B, 4.5694% 12/25/48 (e)(k)		750,000	718,276
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		$ 1,361,495	$ 1,252,575
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,347,077
Series 2001-1 Class X1, 1.5729% 5/15/33 (e)(k)(m)		2,171,442	19,304
Series 2002-1A Class H, 7.3318% 12/10/35 (e)(k)		65,000	64,944
Series 2007-C1 Class XP, 0.3493% 12/10/49 (k)(m)		25,541,983	112,538
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	208,054
Series 1997-C2:
Class F, 6.75% 4/15/29 (k)		654,009	677,411
Class G, 6.75% 4/15/29 (k)		504,000	548,832
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		225,989	232,496
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		385,000	179,971
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		5,204	5,194
Class J, 6.974% 8/15/36		226,000	225,250
Class K, 6.974% 8/15/36		427,000	148,388
Series 2000-C1 Class K, 7% 3/15/33		38,385	28,713
Series 2005-C1 Class X2, 0.7314% 5/10/43 (k)(m)		6,595,339	11,298
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (e)(k)		715,000	694,506
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (e)		490,000	500,037
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,917,047
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,139,412
Series 2002-C1:
Class H, 5.903% 1/11/35 (e)		97,000	97,496
Class J, 6.306% 1/11/35 (e)		760,000	755,761
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(k)		250,000	219,528
Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	654,330
Series 2006-GG7 Class A3, 6.079% 7/10/38 (k)		3,719,734	3,719,351
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (e)(k)(m)		40,350,265	250,414
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (e)(k)		431,608	411,642
Class F, 0.7025% 6/6/20 (e)(k)		835,001	788,275
Class J, 2.0125% 6/6/20 (e)(k)		250,000	204,710
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (e)(k)		$ 1,994,000	$ 1,940,561
Class D, 2.3636% 3/6/20 (e)(k)		4,004,000	3,880,677
Class F, 2.8433% 3/6/20 (e)(k)		164,000	157,473
Class G, 3.0177% 3/6/20 (e)(k)		81,000	77,371
Class H, 3.5846% 3/6/20 (e)(k)		60,000	57,372
Class J, 4.4568% 3/6/20 (e)(k)		86,000	82,792
Class L, 6.4193% 3/6/20 (e)(k)		400,000	388,680
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		458,663	465,189
Series 1997-GL:
Class G, 7.7695% 7/13/30 (k)		790,614	852,124
Class H, 8.0595% 7/13/30 (e)(k)		230,000	243,800
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (e)(k)(m)		28,943,944	62,635
Series 2006-GG6 Class A2, 5.506% 4/10/38		5,474,113	5,562,903
Series 2006-RR2:
Class M, 5.7472% 6/23/46 (e)(k)		100,000	0
Class N, 5.7472% 6/23/46 (e)(k)		100,000	0
Series 2010-C1:
Class D, 6.1391% 8/10/43 (e)(k)		290,000	286,435
Class E, 4% 8/10/43 (e)		1,200,000	772,960
Class X, 1.699% 8/10/43 (e)(k)(m)		6,244,063	536,315
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (e)		510,000	490,977
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		905,440	910,953
Series 2007-GG10 Class A2, 5.778% 8/10/45		9,323,423	9,493,594
Series 2010-C2 Class XA, 0.8635% 12/10/43 (e)(k)		5,590,552	149,268
Series 2011-GC5 Class C, 5.4751% 8/10/44 (e)(k)		1,050,000	953,123
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.1048% 9/10/22 (e)(k)		1,120,000	1,071,280
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (e)(k)		500,000	488,669
Series 2002-C1 Class E, 6.135% 7/12/37 (e)		935,000	939,917
Series 2003-C1:
Class CM1, 5.6896% 1/12/37 (e)(k)		200,157	196,154
Class D, 5.192% 1/12/37		270,000	265,375
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(k)		1,025,000	1,056,411
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(k)		$ 695,000	$ 652,846
Series 2011-C4 Class E, 5.5686% 7/15/46 (e)(k)		370,000	305,405
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL1A Class E, 0.6185% 2/15/20 (e)(k)		144,283	131,555
Series 2006-FLA2:
Class A2, 0.3785% 11/15/18 (e)(k)		7,706,881	7,441,957
Class B, 0.4185% 11/15/18 (e)(k)		1,046,104	972,877
Class C, 0.4585% 11/15/18 (e)(k)		743,228	668,905
Class D, 0.4785% 11/15/18 (e)(k)		226,403	199,235
Class E, 0.5285% 11/15/18 (e)(k)		326,598	280,875
Class F, 0.5785% 11/15/18 (e)(k)		489,002	415,652
Class G, 0.6085% 11/15/18 (e)(k)		424,901	348,419
Class H, 0.7485% 11/15/18 (e)(k)		326,672	254,804
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (k)		4,674,131	4,838,558
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)		722,147	756,105
Class A3, 5.336% 5/15/47		9,409,000	10,360,146
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (k)		6,670,000	7,590,387
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (k)		5,183,724	5,228,112
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		3,575,983	3,576,730
Class A3, 5.42% 1/15/49		25,732,000	28,792,487
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	108,954
Series 2004-LN2 Class D, 5.4059% 7/15/41 (k)		420,000	253,192
Series 2005-CB13 Class E, 5.5259% 1/12/43 (e)(k)		963,000	49,145
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,011,998	10,215,602
Series 2005-LDP5 Class AJ, 5.4938% 12/15/44 (k)		360,000	362,862
Series 2006-CB17 Class A3, 5.45% 12/12/43		500,167	516,387
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (k)		165,000	61,442
Class C, 5.9303% 2/12/49 (k)		424,000	124,055
Class D, 5.9303% 2/12/49 (k)		447,000	62,024
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)		364,000	93,067
Class CS, 5.466% 1/15/49 (k)		157,000	19,087
Class ES, 5.7445% 1/15/49 (e)(k)		983,000	51,455
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2010-C2:
Class D, 5.7126% 11/15/43 (e)(k)		$ 645,000	$ 586,595
Class XB, 0.7538% 11/15/43 (e)(k)(m)		3,600,000	142,076
JPMorgan Chase Commercial Mortgage Security Trust Series 2011-C5:
Class B. 5.4912% 8/15/46 (e)(k)		980,000	995,887
Class C, 5.4912% 8/15/46 (e)(k)		250,000	229,592
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		346,029	350,651
Series 2000-C9 Class G, 6.25% 10/15/32 (e)		48,921	49,024
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (k)		21,615,000	24,630,725
Series 1998-C1 Class D, 6.98% 2/18/30		270,678	275,217
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		576,583	608,477
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	143,570
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,214,810
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,237,829
Class AM, 5.263% 11/15/40 (k)		137,000	146,818
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	260,589
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)		563,472	564,097
Class AM, 5.413% 9/15/39		1,500,000	1,597,740
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,142,434	1,143,788
Class A3, 5.347% 11/15/38		1,417,000	1,599,959
Class AM, 5.378% 11/15/38		160,000	160,580
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,428,450
Class A4, 5.424% 2/15/40		5,434,000	6,135,394
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,408,166
Series 2007-C6 Class A2, 5.845% 7/15/40		9,593,209	9,751,746
Series 2002-C1 Class J, 6.95% 3/15/34 (e)(k)		86,000	86,099
Series 2003-C7 Class L, 5.224% 7/15/37 (e)(k)		284,000	171,883
Series 2004-C2 Class G, 4.595% 3/15/36 (e)(k)		225,000	193,145
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	770,761
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (k)(m)		4,326,994	9,078
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		866,000	774,697
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 5.8935% 6/15/38 (k)		$ 660,000	$ 551,075
Class AM, 6.0868% 6/15/38 (k)		500,000	530,074
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (k)(m)		8,109,240	86,801
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (k)(m)		3,031,686	25,678
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,376,000	2,690,951
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,304,952
Class XCP, 0.431% 9/15/45 (k)(m)		139,001,657	1,009,291
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (e)(k)		608,683	544,875
Class E, 0.5385% 9/15/21 (e)(k)		2,196,145	1,900,037
Class F, 0.5885% 9/15/21 (e)(k)		1,143,094	954,677
Class G, 0.6085% 9/15/21 (e)(k)		2,258,211	1,818,241
Class H, 0.6485% 9/15/21 (e)(k)		582,579	445,771
Series 2007-LLFA Class E, 1.1485% 6/15/22 (e)(k)		760,000	619,400
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,381,981
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6888% 6/25/43 (e)(k)		310,000	262,420
Series 2011-1 Class B, 5.6888% 6/25/43 (e)(k)		540,000	556,894
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4078% 10/12/39 (e)(k)	CAD	320,000	288,035
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (k)		499,921	506,878
Series 1998-C3 Class E, 7.0079% 12/15/30 (k)		173,000	177,421
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5028% 1/12/44 (k)		220,000	217,578
Series 2004-MKB1 Class F, 5.8353% 2/12/42 (e)(k)		180,000	170,767
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (k)		1,288,965	1,300,998
Series 2005-LC1 Class F, 5.5568% 1/12/44 (e)(k)		1,655,000	924,354
Series 2006-C1:
Class A2, 5.8093% 5/12/39 (k)		1,762,126	1,823,402
Class AJ, 5.8543% 5/12/39 (k)		160,000	142,616
Class AM, 5.8093% 5/12/39 (k)		100,000	104,299
Series 2007-C1 Class A4, 6.0271% 6/12/50 (k)		7,199,517	8,097,743
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,620,498
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (k)		287,583	287,502
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (k)		$ 2,024,000	$ 2,056,700
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		348,537	348,474
Class ASB, 5.133% 12/12/49 (k)		1,565,372	1,661,858
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,707,974
Class A4, 5.378% 8/12/48		76,000	82,169
Class B, 5.479% 8/12/48		5,706,000	1,426,500
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	15,888,028
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,198,531
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)		7,452,019	7,842,140
Series 2006-4 Class XP, 0.8109% 12/12/49 (k)(m)		27,872,665	465,055
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	594,114
Series 2007-7 Class B, 5.9345% 6/12/50 (k)		166,000	13,994
Series 2007-8 Class A3, 6.1644% 8/12/49 (k)		1,640,000	1,822,206
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.449% 7/15/19 (e)(k)		357,716	207,475
Class H, 0.629% 7/15/19 (e)(k)		108,390	103,512
Class J, 0.679% 7/15/19 (e)(k)		354,000	299,130
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (e)(k)		1,092,000	989,221
Class D, 0.439% 10/15/20 (e)(k)		667,354	601,206
Class E, 0.499% 10/15/20 (e)(k)		834,661	710,196
Class F, 0.549% 10/15/20 (e)(k)		500,899	381,124
Class G, 0.589% 10/15/20 (e)(k)		619,188	452,552
Class H, 0.679% 10/15/20 (e)(k)		389,758	226,403
Class J, 0.829% 10/15/20 (e)(k)		228,006	94,823
Class MHRO, 0.939% 10/15/20 (e)(k)		594,748	499,588
Class NHRO, 1.139% 10/15/20 (e)(k)		902,610	740,140
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		281,085	282,490
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,961,048	1,998,459
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	646,649
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		964,000	1,011,826
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		12,853	12,841
Class A4, 5.364% 3/15/44		10,000,000	11,017,950
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 1997-RR Class F, 7.398% 4/30/39 (e)(k)		$ 158,553	$ 142,698
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		205,756	100,821
Series 1999-WF1:
Class N, 5.91% 11/15/31 (e)		210,000	170,208
Class O, 5.91% 11/15/31 (e)		197,950	46,832
Series 2004-IQ7 Class E, 5.5403% 6/15/38 (e)(k)		120,000	84,000
Series 2004-RR2 Class C, 5.88% 10/28/33 (e)(k)		280,000	212,800
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (e)(k)(m)		8,843,355	36,196
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (k)		628,661	632,077
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (k)		1,422,351	1,474,830
Class A4, 5.895% 10/15/42 (k)		570,000	643,168
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	765,076
Series 2006-T23 Class A3, 5.986% 8/12/41 (k)		972,000	1,015,339
Series 2007-HQ12 Class A2, 5.7828% 4/12/49 (k)		11,641,836	12,000,929
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,126,168
Class B, 5.9063% 4/15/49 (k)		469,000	127,093
Series 2011-C1:
Class C, 5.4222% 9/15/47 (e)(k)		250,000	248,054
Class D, 5.4222% 9/15/47 (e)(k)		590,000	544,372
Class E, 5.4222% 9/15/47 (e)(k)		573,100	485,765
Series 2011-C2:
Class D, 5.4958% 6/15/44 (e)(k)		580,000	534,180
Class E, 5.4958% 6/15/44 (e)(k)		600,000	506,814
Class F, 5.4958% 6/15/44 (e)(k)		550,000	404,762
Class XB, 0.5399% 6/15/44 (e)(k)(m)		9,001,008	278,851
Series 2011-C3:
Class D, 5.357% 7/15/49 (e)		1,130,000	1,011,767
Class E, 5.3573% 7/15/49 (e)(k)		400,000	327,708
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9031% 2/23/34 (k)		466,000	520,248
Series 2001-TOP3 Class E, 7.4705% 7/15/33 (e)(k)		150,000	127,917
Series 2003-TOP9 Class E, 5.8886% 11/13/36 (e)(k)		78,000	77,141
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (e)		479,927	495,420
Class G, 5% 8/20/30 (e)		361,875	365,410
Class J, 5% 8/20/30 (e)		195,000	186,026
Series 1999-SL Class X, 11/10/30 (m)		113,179	98,749
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		$ 1,050,000	$ 1,077,727
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		770,286	816,503
RBSCF Trust Series 2010-MB1 Class D, 4.829% 4/15/24 (e)(k)		480,000	463,500
Real Estate Asset Liquidity Trust:
2006-2 Series L, 4.456% 9/12/38	CAD	26,000	14,799
Series 2007-1 Class J, 4.57% 4/12/23 (e)(k)	CAD	42,000	27,664
Series 2006-2:
Class F, 4.456% 9/12/38	CAD	107,000	89,053
Class G, 4.456% 9/12/38	CAD	54,000	42,982
Class H, 4.456% 9/12/38	CAD	36,000	26,820
Class J, 4.456% 9/12/38	CAD	36,000	25,041
Class K, 4.456% 9/12/38	CAD	18,000	11,030
Class M, 4.456% 9/12/38	CAD	128,859	36,458
Series 2007-1:
Class F, 4.57% 4/12/23 (e)(k)	CAD	126,000	94,449
Class G, 4.57% 4/12/23 (e)(k)	CAD	42,000	30,143
Class H, 4.57% 4/12/23 (e)(k)	CAD	42,000	28,871
Class K, 4.57% 4/12/23 (e)(k)	CAD	21,000	13,259
Class L, 4.57% 4/12/23 (e)(k)	CAD	63,000	38,144
Class M, 4.57% 4/12/23 (e)(k)	CAD	185,000	50,123
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (e)(k)		200,000	207,946
Class E5, 6.5% 2/18/34 (e)(k)		900,000	906,336
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		91,243	91,385
Class F, 7.3% 10/12/34 (e)		473,000	473,326
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.7188% 8/15/39 (k)		170,000	166,911
Series 2007-C4 Class F, 5.7188% 8/15/39 (k)		820,000	575,844
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		270,000	251,159
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8235% 7/15/24 (e)(k)		110,000	72,095
Class G, 0.8235% 7/15/24 (e)(k)		200,000	120,082
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0708% 1/10/45 (e)(k)		284,000	299,239
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (e)		180,000	191,040
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (e)(k)		$ 1,770,598	$ 1,386,828
Class F, 0.6296% 9/15/21 (e)(k)		1,877,987	1,414,601
Class G, 0.6496% 9/15/21 (e)(k)		1,779,101	1,286,742
Class J, 0.8896% 9/15/21 (e)(k)		395,545	179,282
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (e)(k)		140,220	126,198
Class AP2, 1.0485% 6/15/20 (e)(k)		235,007	206,806
Class F, 0.7285% 6/15/20 (e)(k)		4,565,501	2,967,576
Class LXR1, 0.9485% 6/15/20 (e)(k)		233,916	189,472
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)		1,598,102	1,609,274
Series 2003-C8 Class A3, 4.445% 11/15/35		6,853,479	6,928,648
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,204,503
Series 2007-C30:
Class A3, 5.246% 12/15/43		612,481	626,639
Class A4, 5.305% 12/15/43		8,604,000	9,143,574
Class A5, 5.342% 12/15/43		13,536,000	14,744,210
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	14,859,247
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (k)		13,343,546	13,829,438
Class A3, 5.9287% 6/15/49 (k)		3,229,000	3,554,796
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(k)		903,000	902,409
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	336,682
Series 2004-C11:
Class D, 5.5485% 1/15/41 (k)		360,000	326,672
Class E, 5.5985% 1/15/41 (k)		327,000	277,115
Series 2004-C12 Class D, 5.495% 7/15/41 (k)		280,000	283,058
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	251,203
Class C, 5.21% 8/15/41		170,000	162,456
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(k)		500,000	486,749
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,730,468
Series 2005-C22:
Class B, 5.5336% 12/15/44 (k)		4,218,000	2,898,905
Class F, 5.5336% 12/15/44 (e)(k)		3,171,000	766,678
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,644,243
Series 2007-C30:
Class B, 5.463% 12/15/43 (k)		10,505,000	5,509,505
Class C, 5.483% 12/15/43 (k)		5,706,000	2,253,271
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C30:
Class D, 5.513% 12/15/43 (k)		$ 3,044,000	$ 776,978
Class XP, 0.6327% 12/15/43 (e)(k)(m)		17,012,943	166,216
Series 2007-C31 Class C, 5.8735% 4/15/47 (k)		522,000	106,598
Series 2007-C32:
Class D, 5.9287% 6/15/49 (k)		1,431,000	418,374
Class E, 5.9287% 6/15/49 (k)		2,252,000	561,874
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (k)		19,259,000	21,264,844
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (e)(m)		20,614,217	723,559
WF-RBS Commercial Mortgage Trust:
Series 2011-C3 Class C, 5.335% 3/15/44 (e)		360,000	357,602
Series 2011-C4 Class E, 5.4179% 6/15/44 (e)		320,000	243,907
Series 2011-C5:
Class C, 5.8247% 11/15/44 (e)(k)		260,000	246,568
Class D, 5.8247% 11/15/44 (e)(k)		200,000	173,656
Class XA, 2.2648% 11/15/44 (e)(k)(m)		5,241,589	642,252
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (e)		1,500,000	1,531,398
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,602,708)			748,899,380
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,412,761
California Gen. Oblig.:
7.5% 4/1/34		14,555,000	18,767,363
7.55% 4/1/39		3,020,000	3,998,450
7.6% 11/1/40		4,510,000	6,033,298
7.625% 3/1/40		3,440,000	4,571,003
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,170,413
Series 2011, 5.877% 3/1/19		2,935,000	3,249,955
TOTAL MUNICIPAL SECURITIES (Cost $43,523,400)			47,203,243
Foreign Government and Government Agency Obligations - 1.8%
		Principal Amount (c)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 4,304,209	$ 3,368,043
2.5% 12/31/38 (d)		3,210,000	1,203,750
7% 9/12/13		7,320,000	7,294,787
7% 10/3/15		10,420,000	9,840,532
Bahamian Republic 6.95% 11/20/29 (e)		855,000	974,700
Bahrain Kingdom 5.5% 3/31/20		550,000	539,000
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		325,000	373,750
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,595,000	4,330,788
8.95% 1/26/18		1,085,000	1,009,050
Bermuda Government 5.603% 7/20/20 (e)		470,000	533,450
Brazilian Federative Republic:
7.125% 1/20/37		540,000	747,900
8.25% 1/20/34		290,000	444,425
8.75% 2/4/25		245,000	370,563
10.125% 5/15/27		1,215,000	2,029,050
12.25% 3/6/30		735,000	1,422,225
Chilean Republic 3.25% 9/14/21		3,710,000	3,804,605
Colombian Republic:
4.375% 7/12/21		1,745,000	1,888,963
6.125% 1/18/41		1,585,000	1,949,550
7.375% 1/27/17		750,000	924,750
7.375% 3/18/19		1,070,000	1,372,810
7.375% 9/18/37		2,130,000	2,971,350
10.375% 1/28/33		2,150,000	3,622,750
11.75% 2/25/20		1,050,000	1,669,500
Congo Republic 3% 6/30/29 (d)		2,080,500	1,560,375
Croatia Republic:
6.375% 3/24/21 (e)		1,725,000	1,625,813
6.625% 7/14/20 (e)		2,195,000	2,129,150
6.75% 11/5/19 (e)		2,755,000	2,713,675
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		2,235,000	2,167,950
6.25% 7/27/21 (e)		1,610,000	1,561,700
7.4% 1/22/15 (e)		1,635,000	1,700,400
Dominican Republic:
1.5522% 8/30/24 (k)		1,350,000	1,215,000
7.5% 5/6/21 (e)		2,580,000	2,644,500
9.04% 1/23/18 (e)		1,185,880	1,298,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
El Salvador Republic:
7.375% 12/1/19 (e)		$ 940,000	$ 1,010,500
7.625% 2/1/41 (e)		525,000	523,688
7.65% 6/15/35 (Reg. S)		1,265,000	1,293,463
7.75% 1/24/23 (Reg. S)		895,000	975,550
8.25% 4/10/32 (Reg. S)		575,000	626,750
Gabonese Republic 8.2% 12/12/17 (e)		1,185,000	1,407,188
Georgia Republic 6.875% 4/12/21 (e)		2,020,000	2,100,800
Ghana Republic 8.5% 10/4/17 (e)		1,625,000	1,799,688
Hungarian Republic:
4.75% 2/3/15		4,315,000	4,110,038
6.25% 1/29/20		1,430,000	1,351,350
7.625% 3/29/41		2,600,000	2,437,500
Indonesian Republic:
4.875% 5/5/21 (e)		1,095,000	1,201,763
5.25% 1/17/42 (e)		1,030,000	1,099,525
5.875% 3/13/20 (e)		1,660,000	1,925,600
6.625% 2/17/37 (e)		1,100,000	1,372,250
6.875% 1/17/18 (e)		1,105,000	1,331,525
7.75% 1/17/38 (e)		1,925,000	2,714,250
8.5% 10/12/35 (Reg. S)		1,685,000	2,527,500
11.625% 3/4/19 (e)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		3,710,000	2,893,800
Jordanian Kingdom 3.875% 11/12/15		820,000	768,750
Latvian Republic:
5.25% 2/22/17 (e)		1,335,000	1,366,706
5.25% 6/16/21 (e)		550,000	533,500
Lebanese Republic:
4% 12/31/17		3,351,000	3,321,511
5.15% 11/12/18		550,000	548,625
Lithuanian Republic:
6.125% 3/9/21 (e)		1,835,000	1,892,436
6.625% 2/1/22 (e)		1,490,000	1,601,750
6.75% 1/15/15 (e)		1,215,000	1,306,125
7.375% 2/11/20 (e)		2,655,000	2,986,875
Namibia Republic of 5.5% 11/3/21 (e)		1,340,000	1,390,250
Peruvian Republic:
3% 3/7/27 (d)		1,210,000	1,040,600
5.625% 11/18/50		1,620,000	1,765,800
7.35% 7/21/25		1,550,000	2,088,625
8.75% 11/21/33		2,865,000	4,397,775
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Philippine Republic:
5% 1/13/37		$ 725,000	$ 772,125
6.375% 1/15/32		515,000	637,313
6.5% 1/20/20		805,000	984,113
7.5% 9/25/24		290,000	379,900
7.75% 1/14/31		820,000	1,147,016
9.5% 2/2/30		1,780,000	2,848,000
9.875% 1/15/19		640,000	913,600
10.625% 3/16/25		1,320,000	2,158,200
Polish Government:
3.875% 7/16/15		840,000	882,000
5% 3/23/22		655,000	699,213
5.125% 4/21/21		825,000	884,813
6.375% 7/15/19		2,200,000	2,574,000
Provincia de Cordoba 12.375% 8/17/17 (e)		1,360,000	1,224,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (e)		520,000	535,600
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	3,716,875
Republic of Nigeria 6.75% 1/28/21 (e)		1,355,000	1,446,463
Republic of Serbia 6.75% 11/1/24 (e)		7,808,668	7,574,408
Romanian Republic 6.75% 2/7/22 (e)		2,512,000	2,587,360
Russian Federation:
7.5% 3/31/30 (Reg. S)		7,859,020	9,362,451
11% 7/24/18 (Reg. S)		385,000	542,850
12.75% 6/24/28 (Reg. S)		1,950,000	3,478,410
Senegal Republic of 8.75% 5/13/21 (e)		700,000	701,750
State of Qatar 5.75% 1/20/42 (e)		945,000	1,027,688
Turkish Republic:
5.125% 3/25/22		735,000	729,488
5.625% 3/30/21		815,000	847,600
6% 1/14/41		350,000	342,125
6.25% 9/26/22		680,000	725,900
6.75% 4/3/18		1,395,000	1,562,400
6.75% 5/30/40		805,000	865,375
6.875% 3/17/36		2,520,000	2,746,800
7% 9/26/16		1,360,000	1,523,200
7.25% 3/15/15		730,000	803,000
7.25% 3/5/38		1,250,000	1,428,125
7.375% 2/5/25		2,430,000	2,834,109
7.5% 7/14/17		1,285,000	1,479,678
7.5% 11/7/19		745,000	873,513
11.875% 1/15/30		960,000	1,617,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		$ 1,690,000	$ 1,440,725
Ukraine Government:
6.25% 6/17/16 (e)		2,080,000	1,885,104
6.385% 6/26/12 (e)		4,775,000	4,793,145
6.75% 11/14/17 (e)		1,895,000	1,700,763
6.875% 9/23/15 (e)		1,630,000	1,536,275
7.65% 6/11/13 (e)		3,315,000	3,286,160
7.75% 9/23/20 (e)		1,430,000	1,283,425
7.95% 2/23/21 (e)		1,425,000	1,293,188
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	583,831
United Mexican States:
3.625% 3/15/22		1,080,000	1,100,520
5.125% 1/15/20		920,000	1,050,640
5.75% 10/12/10		756,000	807,030
5.95% 3/19/19		300,000	359,100
6.05% 1/11/40		9,304,000	11,327,620
6.75% 9/27/34		720,000	936,000
7.5% 4/8/33		425,000	597,125
8.3% 8/15/31		420,000	631,050
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,345,000	3,247,825
8% 11/18/22		2,105,903	2,874,558
Venezuelan Republic:
6% 12/9/20		620,000	465,000
7% 3/31/38		625,000	445,313
7.75% 10/13/19 (Reg. S)		800,000	676,000
8.5% 10/8/14		735,000	738,675
9% 5/7/23 (Reg. S)		2,490,000	2,122,725
9.25% 9/15/27		1,210,000	1,085,975
9.25% 5/7/28 (Reg. S)		790,000	675,450
9.375% 1/13/34		885,000	761,100
10.75% 9/19/13		1,300,000	1,358,500
11.75% 10/21/26 (Reg. S)		1,410,000	1,420,575
11.95% 8/5/31 (Reg. S)		1,890,000	1,904,175
12.75% 8/23/22		4,180,000	4,430,800
13.625% 8/15/18		848,000	915,840
Vietnamese Socialist Republic:
1.3166% 3/12/16 (k)		919,565	827,608
4% 3/12/28 (d)		3,195,000	2,619,900
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (e)		$ 835,000	$ 908,063
6.875% 1/15/16 (e)		2,280,000	2,473,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $237,500,593)			261,628,993
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $232,967)		242,000	251,210
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	3,419,469
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	228,375
TOTAL CONVERTIBLE PREFERRED STOCKS		3,647,844
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Apartment Investment & Management Co. Series U, 7.75%	5,000	127,050
CBL & Associates Properties, Inc. 7.375%	7,720	194,930
Cedar Shopping Centers, Inc. 8.875%	5,000	125,500
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Corporate Office Properties Trust Series H, 7.50%	5,000	$ 128,600
Digital Realty Trust, Inc. Series E, 7.00%	10,000	262,800
Equity Lifestyle Properties, Inc. 8.034%	22,162	578,428
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,068
Hersha Hospitality Trust Series B, 8.00%	13,844	340,978
Hospitality Properties Trust Series D, 7.125%	10,000	255,400
LaSalle Hotel Properties Series H, 7.50%	10,000	256,800
PS Business Parks, Inc.:
6.875%	10,000	266,000
Series S, 6.45%	21,000	533,400
Public Storage:
Series P, 6.50%	12,000	331,800
Series R, 6.35%	10,500	284,445
Series S, 5.90%	20,000	509,400
Realty Income Corp. Series F, 6.625%	12,000	307,560
Regency Centers Corp. Series 6, 6.625%	5,510	139,679
Stag Industrial, Inc. Series A, 9.00%	20,000	514,200
		5,405,038
TOTAL PREFERRED STOCKS (Cost $9,254,649)		9,052,882
Floating Rate Loans - 0.5%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1959% 12/27/14 (k)	$ 3,351,661	3,209,216
Tranche C, term loan 2.1887% 12/27/15 (k)	2,105,267	2,015,794
		5,225,010
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (k)	2,790,975	2,801,441
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (k)	2,015,623	1,929,959
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (k)	$ 913,100	$ 914,241
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (k)	1,435,000	1,440,453
		3,354,694
Leisure Equipment & Products - 0.0%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (k)	265,000	266,325
Tranche B 1LN, term loan 4.7645% 6/7/18 (k)	792,198	791,208
		1,057,533
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (k)	2,072,963	2,062,598
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,592,625
Univision Communications, Inc. term loan 4.494% 3/31/17 (k)	4,421,098	4,106,094
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	1,250,000	1,250,000
		11,011,317
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (k)	3,680,000	3,657,000
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (k)	338,100	337,255
TOTAL CONSUMER DISCRETIONARY		29,374,209
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (k)	1,404,388	1,400,877
U.S. Foodservice term loan 5.75% 3/31/17 (k)	4,871,086	4,834,552
		6,235,429
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (k)	2,988,581	2,970,052
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	$ 1,615,000	$ 1,610,963
Insurance - 0.1%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (k)	1,537,386	1,531,698
Tranche 2ND LIEN, term loan 9% 5/24/19 (k)	3,255,000	3,316,194
Lonestar Inter Super Hld LLC term loan 8/13/19	1,925,000	1,949,063
		6,796,955
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5% 3/11/17 (k)	629,400	623,106
CityCenter term loan 8.75% 7/1/13 (k)	1,000,000	992,500
		1,615,606
TOTAL FINANCIALS		10,023,524
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,232,753	2,210,425
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (k)	221,588	221,588
TOTAL HEALTH CARE		2,432,013
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (k)	2,781,025	2,714,280
US Airways Group, Inc. term loan 2.744% 3/23/14 (k)	2,810,347	2,578,494
		5,292,774
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	542,210	509,677
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (k)	$ 2,530,000	$ 2,530,000
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (k)	2,283,525	2,277,816
		4,807,816
TOTAL INDUSTRIALS		10,610,267
MATERIALS - 0.1%
Chemicals - 0.0%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (k)	1,000,000	1,013,750
Ashland, Inc. Tranche B, term loan 3.75% 8/23/18 (k)	2,068,701	2,079,044
		3,092,794
Containers & Packaging - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (k)	2,065,000	2,065,000
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (k)	1,472,575	1,483,619
		3,548,619
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (k)	2,108,938	2,108,938
TOTAL MATERIALS		8,750,351
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2535% 2/1/14 (k)	2,425,000	2,364,375
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0147% 3/17/18 (k)	2,949,306	2,919,813
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (k)	2,252,975	2,252,975
		7,537,163
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	372,188	372,187
TOTAL FLOATING RATE LOANS (Cost $76,073,479)		78,305,195
Sovereign Loan Participations - 0.0%
	Principal Amount (c)	Value
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	$ 1,607,627	$ 1,511,170
Goldman Sachs 1.25% 12/14/19 (k)	1,377,778	1,295,111
0% 12/14/19 (k)	106,286	99,909
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,651,440)		2,906,190
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,438,852)	2,243,000	2,579,795
Fixed-Income Funds - 23.1%
	Shares
Fidelity Floating Rate Central Fund (l)	5,734,106	578,341,954
Fidelity Mortgage Backed Securities Central Fund (l)	26,421,758	2,866,496,506
TOTAL FIXED-INCOME FUNDS (Cost $3,208,191,485)		3,444,838,460
Preferred Securities - 0.0%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	$ 1,860,000	1,984,375
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)	1,980,000	2,005,868
TOTAL PREFERRED SECURITIES (Cost $3,813,628)		3,990,243
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,220,997,367)	1,220,997,367	$ 1,220,997,367
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $14,596,812,402)		15,549,569,793
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(635,700,084)
NET ASSETS - 100%		$ 14,913,869,709
TBA Sale Commitments
	Principal Amount (c)
Fannie Mae
3.5% 3/1/42	$ (78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(78,500,000)	(81,138,283)
3.5% 3/1/42	(27,000,000)	(27,907,435)
4% 3/1/42	(23,200,000)	(24,416,824)
4.5% 3/1/42	(43,500,000)	(46,360,943)
5% 3/1/42	(47,000,000)	(50,758,765)
5% 3/1/42	(9,000,000)	(9,719,763)
5% 3/1/42	(16,000,000)	(17,279,579)
5% 3/1/42	(16,000,000)	(17,279,579)
6% 3/1/42	(18,000,000)	(19,805,891)
TOTAL FANNIE MAE		(456,943,628)
Ginnie Mae
4% 3/1/42	(2,700,000)	(2,907,847)
TOTAL TBA SALE COMMITMENTS (Proceeds $459,631,945)		$ (459,851,475)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (j)

	Sept. 2037	$ 2,154,763	$ (2,034,940)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (j)	Sept. 2037	2,477,977	(2,340,181)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (j)	Sept. 2037	1,508,334	(1,424,458)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (j)	Sept. 2037	3,878,573	(3,662,892)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (j)	Sept. 2037	1,400,596	(1,322,711)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (i)	August 2034	23,846	(18,445)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (i)

	Feb. 2034	$ 787	$ (736)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	23,153	(20,187)
TOTAL CREDIT DEFAULT SWAPS		$ 11,468,029	$ (10,824,550)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	200,000,000	768,840
		$ 211,468,029	$ (10,055,710)
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,023,002,212 or 6.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $11,216,630.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $727,178 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 548,737
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 228,566
Fidelity Floating Rate Central Fund	13,423,997
Fidelity Mortgage Backed Securities Central Fund	43,696,283
Total	$ 57,348,846
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 163,043,361	$ -	$ 578,341,954	31.4%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	43,696,285	-	2,866,496,506	22.0%
Total	$ 3,202,847,710	$ 206,739,646	$ -	$ 3,444,838,460
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,419,469	$ 3,419,469	$ -	$ -
Financials	5,633,413	5,405,038	228,375	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,562,288,913	-	3,561,929,536	359,377
U.S. Government and Government Agency Obligations	3,913,031,898	-	3,913,031,898	-
U.S. Government Agency - Mortgage Securities	1,837,637,987	-	1,837,637,987	-
Asset-Backed Securities	298,586,531	-	274,208,830	24,377,701
Collateralized Mortgage Obligations	116,508,406	-	113,004,269	3,504,137
Commercial Mortgage Securities	748,899,380	-	706,158,037	42,741,343
Municipal Securities	47,203,243	-	47,203,243	-
Foreign Government and Government Agency Obligations	261,628,993	-	260,588,393	1,040,600
Supranational Obligations	251,210	-	251,210	-
Floating Rate Loans	78,305,195	-	76,312,695	1,992,500
Sovereign Loan Participations	2,906,190	-	-	2,906,190
Bank Notes	2,579,795	-	2,579,795	-
Fixed-Income Funds	3,444,838,460	3,444,838,460	-	-
Preferred Securities	3,990,243	-	3,990,243	-
Money Market Funds	1,220,997,367	1,220,997,367	-	-
Total Investments in Securities:	$ 15,549,569,793	$ 4,674,660,334	$ 10,797,124,511	$ 77,784,948
Derivative Instruments:
Assets
Swap Agreements	$ 768,840	$ -	$ 768,840	$ -
Liabilities
Swap Agreements	$ (10,824,550)	$ -	$ (10,785,182)	$ (39,368)
Total Derivative Instruments:	$ (10,055,710)	$ -	$ (10,016,342)	$ (39,368)
Other Financial Instruments:
TBA Sale Commitments	$ (459,851,475)	$ -	$ (459,851,475)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 93,393,811
Total Realized Gain (Loss)	736,567
Total Unrealized Gain (Loss)	(4,374,581)
Cost of Purchases	2,218,424
Proceeds of Sales	(14,225,697)
Amortization/Accretion	157,857
Transfers in to Level 3	23,126,886
Transfers out of Level 3	(23,248,319)
Ending Balance	$ 77,784,948
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,059,170)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (32,859)
Total Unrealized Gain (Loss)	(6,509)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (39,368)
Realized gain (loss) on Swap Agreements for the period	$ 847
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ (6,509)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (10,824,550)
Interest Rate Risk
Swap Agreements (a)	768,840	-
Total Value of Derivatives	$ 768,840	$ (10,824,550)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,167,623,550)	$ 10,883,733,966
Fidelity Central Funds (cost $4,429,188,852)	4,665,835,827
Total Investments (cost $14,596,812,402)		$ 15,549,569,793
Cash		396,270
Receivable for investments sold, regular delivery		30,627,061
Receivable for TBA sale commitments		459,631,945
Receivable for fund shares sold		68,291,615
Dividends receivable		49,602
Interest receivable		82,373,080
Distributions receivable from Fidelity Central Funds		114,527
Swap agreements, at value		768,840
Other receivables		52,956
Total assets		16,191,875,689

Liabilities
Payable for investments purchased Regular delivery	$ 7,573,428
Delayed delivery	571,763,451
TBA sale commitments, at value	459,851,475
Payable for swap agreements	437,074
Payable for fund shares redeemed	219,575,935
Distributions payable	1,792,312
Swap agreements, at value	10,824,550
Accrued management fee	3,902,375
Distribution and service plan fees payable	381,166
Other affiliated payables	1,851,224
Other payables and accrued expenses	52,990
Total liabilities		1,278,005,980

Net Assets		$ 14,913,869,709
Net Assets consist of:
Paid in capital		$ 14,076,252,628
Undistributed net investment income		56,823,931
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,164,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		942,957,362
Net Assets		$ 14,913,869,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 29, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,455,915,037 ÷ 131,903,359 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class T: Net Asset Value and redemption price per share ($51,083,887 ÷ 4,633,379 shares)	$ 11.03

Maximum offering price per share (100/96.00 of $11.03)	$ 11.49
Class B: Net Asset Value and offering price per share ($10,146,736 ÷ 919,050 shares)A	$ 11.04

Class C: Net Asset Value and offering price per share ($80,520,955 ÷ 7,295,759 shares)A	$ 11.04

Total Bond: Net Asset Value, offering price and redemption price per share ($12,793,589,188 ÷ 1,159,258,348 shares)	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($522,613,906 ÷ 47,419,000 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2012

Investment Income
Dividends		$ 481,550
Interest		219,155,566
Income from Fidelity Central Funds		57,348,846
Total income		276,985,962

Expenses
Management fee	$ 22,029,268
Transfer agent fees	8,145,685
Distribution and service plan fees	2,120,856
Fund wide operations fee	2,297,369
Independent trustees' compensation	25,055
Miscellaneous	18,995
Total expenses before reductions	34,637,228
Expense reductions	(1,594)	34,635,634
Net investment income (loss)		242,350,328
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	135,469,894
Foreign currency transactions	(537)
Swap agreements	(35,135)
Total net realized gain (loss)		135,434,222
Change in net unrealized appreciation (depreciation) on: Investment securities	116,673,979
Assets and liabilities in foreign currencies	29
Swap agreements	(31,831)
Delayed delivery commitments	(2,162,465)
Total change in net unrealized appreciation (depreciation)		114,479,712
Net gain (loss)		249,913,934
Net increase (decrease) in net assets resulting from operations		$ 492,264,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,350,328	$ 503,424,089
Net realized gain (loss)	135,434,222	279,450,476
Change in net unrealized appreciation (depreciation)	114,479,712	(49,093,458)
Net increase (decrease) in net assets resulting from operations	492,264,262	733,781,107
Distributions to shareholders from net investment income	(261,764,856)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,386)	(244,516,243)
Total distributions	(477,735,242)	(729,913,681)
Share transactions - net increase (decrease)	1,590,674,402	417,450,284
Total increase (decrease) in net assets	1,605,203,422	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $56,823,931 and undistributed net investment income of $76,238,459, respectively)	$ 14,913,869,709	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.172	.381	.428	.494	.488	.508
Net realized and unrealized gain (loss)	.191	.187	.778	.231	(.189)	(.141)
Total from investment operations	.363	.568	1.206	.725	.299	.367
Distributions from net investment income	(.188)	(.367)	(.402)	(.447)	(.474)	(.470)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.363)	(.578)	(.436)	(.515)	(.499)	(.487)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.37%	5.35%	11.97%	7.79%	2.93%	3.57%
Ratios to Average Net AssetsF,H
Expenses before reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of fee waivers, if any	.84%A	.83%	.82%	.80%	.80%	.77%
Expenses net of all reductions	.84%A	.83%	.82%	.80%	.80%	.77%
Net investment income (loss)	3.16%A	3.50%	4.00%	5.17%	4.77%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,455,915	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755	$ 48,076
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)E	.177	.386	.426	.488	.489	.508
Net realized and unrealized gain (loss)	.189	.186	.778	.233	(.191)	(.143)
Total from investment operations	.366	.572	1.204	.721	.298	.365
Distributions from net investment income	(.191)	(.371)	(.400)	(.443)	(.473)	(.468)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.366)	(.582)	(.434)	(.511)	(.498)	(.485)
Net asset value, end of period	$ 11.03	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Total ReturnB,C,D	3.41%	5.39%	11.97%	7.74%	2.92%	3.55%
Ratios to Average Net AssetsF,H
Expenses before reductions	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of fee waivers, if any	.78%A	.80%	.82%	.85%	.81%	.78%
Expenses net of all reductions	.78%A	.80%	.82%	.85%	.80%	.78%
Net investment income (loss)	3.23%A	3.54%	4.01%	5.12%	4.76%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,084	$ 60,500	$ 71,349	$ 48,090	$ 38,574	$ 42,191
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.136	.307	.351	.423	.413	.432
Net realized and unrealized gain (loss)	.191	.177	.787	.233	(.190)	(.145)
Total from investment operations	.327	.484	1.138	.656	.223	.287
Distributions from net investment income	(.152)	(.293)	(.324)	(.378)	(.398)	(.390)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.327)	(.504)	(.358)	(.446)	(.423)	(.407)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.03%	4.54%	11.26%	7.01%	2.17%	2.77%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of fee waivers, if any	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Expenses net of all reductions	1.51%A	1.52%	1.53%	1.53%	1.54%	1.53%
Net investment income (loss)	2.50%A	2.82%	3.29%	4.44%	4.03%	4.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,147	$ 9,225	$ 13,017	$ 9,054	$ 9,645	$ 6,054
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)E	.135	.308	.354	.425	.413	.429
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.145)
Total from investment operations	.326	.495	1.132	.657	.224	.284
Distributions from net investment income	(.151)	(.294)	(.328)	(.379)	(.399)	(.387)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.326)	(.505)	(.362)	(.447)	(.424)	(.404)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C,D	3.02%	4.65%	11.20%	7.02%	2.18%	2.75%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Expenses net of all reductions	1.52%A	1.51%	1.50%	1.52%	1.53%	1.55%
Net investment income (loss)	2.48%A	2.83%	3.32%	4.45%	4.03%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,521	$ 63,867	$ 91,439	$ 55,958	$ 28,786	$ 18,890
Portfolio turnover rateG	137%A	168%I	130%	104%I	122%	116%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27	$ 10.39
Income from Investment Operations
Net investment income (loss)D	.193	.423	.466	.527	.524	.543
Net realized and unrealized gain (loss)	.191	.187	.778	.232	(.189)	(.143)
Total from investment operations	.384	.610	1.244	.759	.335	.400
Distributions from net investment income	(.209)	(.409)	(.440)	(.481)	(.510)	(.503)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.384)	(.620)	(.474)	(.549)	(.535)	(.520)
Net asset value, end of period	$ 11.04	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Total ReturnB,C	3.57%	5.76%	12.37%	8.17%	3.29%	3.89%
Ratios to Average Net AssetsE,G
Expenses before reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.55%A	3.89%	4.37%	5.52%	5.12%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,793,589	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432	$ 6,450,177
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26	$ 10.38
Income from Investment Operations
Net investment income (loss)D	.188	.413	.458	.518	.516	.527
Net realized and unrealized gain (loss)	.191	.178	.788	.224	(.186)	(.134)
Total from investment operations	.379	.591	1.246	.742	.330	.393
Distributions from net investment income	(.204)	(.400)	(.432)	(.474)	(.505)	(.496)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)	(.017)
Total distributions	(.379)	(.611)	(.466)	(.542)	(.530)	(.513)
Net asset value, end of period	$ 11.02	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Total ReturnB,C	3.53%	5.58%	12.41%	7.99%	3.24%	3.83%
Ratios to Average Net AssetsE,G
Expenses before reductions	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of fee waivers, if any	.54%A	.54%	.52%	.53%	.51%	.50%
Expenses net of all reductions	.54%A	.54%	.52%	.53%	.51%	.49%
Net investment income (loss)	3.46%A	3.80%	4.30%	5.45%	5.06%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 522,614	$ 531,451	$ 509,388	$ 884,991	$ 947,791	$ 348,636
Portfolio turnover rateF	137%A	168%H	130%	104%H	122%	116%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, default bonds, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 908,340,228
Gross unrealized depreciation	(59,347,264)
Net unrealized appreciation (depreciation) on securities and other investments	$ 848,992,964

Tax cost	$ 14,700,576,829

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives) including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (1,026,485)	$ 968,549
Interest Rate Risk
Swap Agreements	991,350	(1,000,380)
Totals (a)	$ (35,135)	$ (31,831)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investment and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $11,486,029 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,367,944,015 and $907,500,375, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,660,460	$ 11,202
Class T	-%	.25%	63,989	579
Class B	.65%	.25%	42,115	30,441
Class C	.75%	.25%	354,292	69,959
			$ 2,120,856	$ 112,181

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7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,185
Class T	10,423
Class B*	6,181
Class C*	4,600
$ 60,389

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,566,614.24
Class T	44,492.17
Class B	11,692.25
Class C	57,639.16
Total Bond	5,959,911.10
Institutional Class	505,337.19
	$ 8,145,685

* Annualized

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,995 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $29,546.

Semiannual Report

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,594.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011A
From net investment income
Class A	$ 22,736,986	$ 35,129,345
Class T	889,236	1,855,789
Class B	129,517	296,985
Class C	970,968	2,026,950
Total Bond	227,043,295	427,026,328
Class F	-	129,141
Institutional Class	9,994,854	18,932,900
Total	$ 261,764,856	$ 485,397,438
From net realized gain
Class A	$ 20,452,852	$ 17,070,006
Class T	936,776	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,253	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,386	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class A
Shares sold	28,031,739	70,407,747	$ 307,445,959	$ 764,123,344
Reinvestment of distributions	3,889,684	4,687,391	42,411,973	50,970,385
Shares redeemed	(11,017,719)	(36,997,892)	(120,804,559)	(404,102,564)
Net increase (decrease)	20,903,704	38,097,246	$ 229,053,373	$ 410,991,165

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011A	Six months ended February 29, 2012	Year ended August 31, 2011A
Class T
Shares sold	1,823,963	5,910,533	$ 19,918,086	$ 64,536,331
Reinvestment of distributions	150,485	246,104	1,637,334	2,672,918
Shares redeemed	(2,828,402)	(7,131,049)	(30,811,992)	(77,181,315)
Net increase (decrease)	(853,954)	(974,412)	$ (9,256,572)	$ (9,972,066)
Class B
Shares sold	188,982	164,162	$ 2,073,160	$ 1,801,729
Reinvestment of distributions	20,468	41,104	222,991	447,251
Shares redeemed	(125,981)	(547,045)	(1,382,331)	(5,927,269)
Net increase (decrease)	83,469	(341,779)	$ 913,820	$ (3,678,289)
Class C
Shares sold	2,246,075	2,834,490	$ 24,650,760	$ 30,988,336
Reinvestment of distributions	167,404	299,725	1,823,526	3,259,076
Shares redeemed	(904,570)	(5,620,712)	(9,890,550)	(60,917,944)
Net increase (decrease)	1,508,909	(2,486,497)	$ 16,583,736	$ (26,670,532)
Total Bond
Shares sold	250,130,185	384,874,413	$ 2,741,615,740	$ 4,191,107,190
Reinvestment of distributions	36,048,477	56,207,634	393,133,879	611,374,414
Shares redeemed	(161,591,730)	(432,717,356)	(1,772,378,308)	(4,723,560,620)
Net increase (decrease)	124,586,932	8,364,691	$ 1,362,371,311	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	10,670,431	9,397,783	$ 116,532,117	$ 102,168,317
Reinvestment of distributions	1,651,656	2,572,592	17,981,232	27,946,248
Shares redeemed	(13,122,534)	(9,899,063)	(143,504,615)	(108,418,652)
Net increase (decrease)	(800,447)	2,071,312	$ (8,991,266)	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to the changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) limit the "class-level" transfer agent fee for the retail class to 10 basis points, and (iii) limit the total expenses for the retail class to 45 basis points. The fees and expenses payable under these contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. The fund's Advisor classes are subject to different "class-level" expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0412
1.804584.107

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	Apri1 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012